UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2017

Item 1.

Reports to Stockholders

Fidelity® GNMA Fund Semi-Annual Report January 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of January 31, 2017

	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	1.2	3.5
1 - 1.99%	4.3	0.9
2 - 2.99%	3.2	3.6
3 - 3.99%	58.4	42.4
4 - 4.99%	19.8	20.0
5 - 5.99%	5.8	6.1
6 - 6.99%	1.3	1.1
7 - 7.99%	2.3	0.6
8% and above	0.3	1.7

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of January 31, 2017*,**
Mortgage Securities	89.8%
CMOs and Other Mortgage Related Securities	16.0%
Short-Term Investments and Net Other Assets (Liabilities)***	(5.8)%

 * GNMA Securities - 104.3%

 ** Futures and Swaps - 3.5%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of July 31, 2016*,**
Mortgage Securities	85.7%
CMOs and Other Mortgage Related Securities	16.5%
Short-Term Investments and Net Other Assets (Liabilities)***	(2.2)%

 * GNMA Securities - 100.1%

 ** Futures and Swaps - (0.8)%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments January 31, 2017

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 0.0%
U.S. Treasury Notes:
0.75% 7/15/19 (a)(b)	$2,564	$2,527
1.375% 12/15/19	534	533
		3,060
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,090)		3,060

U.S. Government Agency - Mortgage Securities - 92.0%
Fannie Mae - 1.3%
2.416% 2/1/33 (c)	26	27
2.459% 12/1/34 (c)	84	86
2.5% 8/1/31	40,607	40,663
2.532% 7/1/35 (c)	32	33
2.546% 3/1/35 (c)	43	45
2.552% 9/1/33 (c)	614	635
2.563% 3/1/36 (c)	166	174
2.574% 1/1/35 (c)	266	276
2.666% 10/1/33 (c)	26	27
2.67% 7/1/36 (c)	151	158
2.73% 7/1/34 (c)	53	56
2.798% 10/1/33 (c)	62	66
2.876% 3/1/33 (c)	125	130
2.921% 11/1/36 (c)	271	284
2.929% 8/1/35 (c)	408	429
2.947% 6/1/47 (c)	121	126
2.965% 5/1/35 (c)	379	397
2.975% 9/1/34 (c)	446	476
2.989% 7/1/34 (c)	739	787
3.259% 8/1/35 (c)	563	596
4% 9/1/45	1,873	1,967
4% 2/1/47 (d)	17,800	18,671
4% 2/1/47 (d)	8,000	8,391
5.5% 12/1/17 to 3/1/20	203	212
6.5% 10/1/17	5	5
7% 3/1/17	0	0
7.5% 4/1/17	0	0
8.5% 12/1/27	62	73
9.5% 9/1/30	13	16
10.25% 10/1/18	1	1
		74,807
Freddie Mac - 0.2%
2.2% 3/1/37 (c)	32	33
2.602% 6/1/33 (c)	368	385
2.726% 12/1/35 (c)	2,411	2,554
2.85% 7/1/35 (c)	272	284
2.851% 12/1/35 (c)	268	278
2.875% 5/1/37 (c)	66	70
2.888% 6/1/33 (c)	926	977
2.914% 3/1/35 (c)	1,593	1,689
2.968% 11/1/35 (c)	345	359
2.989% 4/1/36 (c)	328	345
3.035% 10/1/36 (c)	521	547
3.065% 10/1/35 (c)	234	246
3.11% 8/1/34 (c)	146	154
3.139% 3/1/33 (c)	3	4
3.193% 6/1/33 (c)	952	1,001
5.5% 7/1/24 to 1/1/25	907	1,004
8.5% 10/1/18 to 6/1/25	15	17
9.5% 7/1/30	27	29
		9,976
Ginnie Mae - 90.5%
2.5% 2/20/41 to 3/20/43	57,380	55,547
3% 5/15/27 to 1/20/47	1,188,230	1,201,120
3% 2/1/47 (d)	126,180	127,177
3% 2/1/47 (d)	148,820	149,996
3% 2/1/47 (d)	169,000	170,335
3% 2/1/47 (d)	19,600	19,755
3.25% 2/20/41 to 7/20/46	2,797	2,862
3.5% 9/15/26 to 11/20/46 (a)(b)(e)	1,683,295	1,752,488
3.5% 2/1/47 (d)	34,540	35,771
3.5% 2/1/47 (d)	2,000	2,071
3.5% 2/1/47 (d)	5,300	5,489
3.5% 2/1/47 (d)	70,000	72,495
3.5% 2/1/47 (d)	62,300	64,521
3.5% 2/1/47 (d)	62,300	64,521
3.7% 10/15/42	13,458	14,125
3.74% 7/20/42 to 8/20/42	1,615	1,692
3.75% 10/20/41 to 11/20/46	32,623	34,092
4% 2/20/33 to 2/20/46 (a)	603,651	642,891
4% 5/15/44	3,473	3,714
4% 2/1/47 (d)	4,080	4,313
4% 2/1/47 (d)	28,300	29,918
4% 2/1/47 (d)	40,000	42,288
4% 2/1/47 (d)	4,000	4,229
4% 2/1/47 (d)	98,250	103,869
4.25% 1/20/46	963	1,025
4.3% 8/20/61 (f)	7,303	7,497
4.5% 7/15/33 to 3/20/45	340,777	370,014
4.5% 2/1/47 (d)	31,500	33,788
4.5% 2/1/47 (d)	31,500	33,788
4.649% 2/20/62 (f)	5,866	6,103
4.682% 2/20/62 (f)	7,463	7,761
4.75% 7/15/40	1,673	1,826
4.875% 9/15/39 to 12/15/39	9,160	10,035
5% 8/15/18 to 4/15/41	143,644	159,104
5.09% 4/15/36 to 11/15/36	7,180	7,988
5.35% 4/20/29 to 12/20/30	12,971	14,259
5.391% 11/20/59 (f)	16,123	16,399
5.5% 12/20/18 to 2/20/42	14,600	16,456
6% 8/15/17 to 3/15/39	18,601	21,248
6.45% 1/15/32 to 8/15/32	389	457
6.5% 5/15/23 to 1/15/39	11,643	13,311
7% 4/15/22 to 9/20/34	21,422	24,942
7.25% 9/15/27	44	51
7.395% 6/20/25 to 2/20/27	587	664
7.5% 9/15/21 to 9/20/32	8,853	10,293
8% 1/15/20 to 9/15/31	2,456	2,891
8.5% 2/15/17 to 2/15/31	187	225
9% 9/15/19 to 5/15/30	177	196
10.5% 1/15/18 to 10/15/18	0	0
		5,365,600
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,450,220)		5,450,383

Collateralized Mortgage Obligations - 16.0%
U.S. Government Agency - 16.0%
Fannie Mae planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	2,176	2,388
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/25/33 (c)(g)	345	72
Series 339 Class 5, 5.5% 7/25/33 (g)	431	101
Series 343 Class 16, 5.5% 5/25/34 (g)	366	66
Freddie Mac:
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	749	896
Series 40 Class K, 6.5% 8/17/24	234	259
sequential payer Series 2204 Class N, 7.5% 12/20/29	1,673	1,977
Ginnie Mae 1.93% 2/1/57 (d)(f)	33,917	33,954
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71 Class Z, 5.5% 10/20/32	6,925	7,731
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2001-22 Class FM, 1.1267% 5/20/31 (c)	149	150
Series 2002-41 Class HF, 1.1672% 6/16/32 (c)	180	181
Series 2007-37 Class TS, 5.9228% 6/16/37 (c)(g)(h)	2,063	417
Series 2008-51 Class FE, 1.5172% 6/16/38 (c)	451	456
Series 2008-57 Class AF, 1.3567% 7/20/38 (c)	1,449	1,460
Series 2010-130 Class KF, 1.4172% 10/16/40 (c)	3,121	3,158
Series 2010-H03 Class FA, 1.3111% 3/20/60 (c)(f)	25,590	25,542
Series 2010-H17 Class FA, 1.0911% 7/20/60 (c)(f)	14,109	13,969
Series 2010-H18 Class AF, 0.9467% 9/20/60 (c)(f)	17,360	17,173
Series 2010-H19 Class FG, 0.9467% 8/20/60 (c)(f)	19,011	18,809
Series 2010-H27 Series FA, 1.0267% 12/20/60 (c)(f)	5,846	5,798
Series 2011-H05 Class FA, 1.1467% 12/20/60 (c)(f)	9,993	9,958
Series 2011-H07 Class FA, 1.1467% 2/20/61 (c)(f)	4,356	4,341
Series 2011-H12 Class FA, 1.1367% 2/20/61 (c)(f)	23,650	23,563
Series 2011-H13 Class FA, 1.1467% 4/20/61 (c)(f)	8,661	8,631
Series 2011-H14:
Class FB, 1.1467% 5/20/61 (c)(f)	10,032	9,993
Class FC, 1.1467% 5/20/61 (c)(f)	9,064	9,030
Series 2011-H17 Class FA, 1.1767% 6/20/61 (c)(f)	12,549	12,517
Series 2011-H21 Class FA, 1.2467% 10/20/61 (c)(f)	13,964	13,958
Series 2012-48 Class FA, 1.1172% 4/16/42 (c)	948	946
Series 2012-76 Class GF 1.0672% 6/16/42 (c)	1,035	1,034
Series 2012-H01 Class FA, 1.3467% 11/20/61 (c)(f)	12,303	12,337
Series 2012-H03 Class FA, 1.3467% 1/20/62 (c)(f)	7,977	7,999
Series 2012-H06 Class FA, 1.2767% 1/20/62 (c)(f)	12,200	12,206
Series 2012-H07 Class FA, 1.2767% 3/20/62 (c)(f)	7,491	7,499
Series 2012-H21 Class DF, 1.2967% 5/20/61 (c)(f)	6,975	6,986
Series 2012-H26, Class CA, 1.1767% 7/20/60 (c)(f)	31,592	31,515
Series 2015-H13 Class FL, 0.9267% 5/20/63 (c)(f)	18,638	18,614
Series 2015-H19 Class FA, 0.8467% 4/20/63 (c)(f)	22,071	22,022
Series 2016-12 Class FA, 1.1267% 1/20/46 (c)	4,719	4,689
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	2,617	2,945
Series 2002-50 Class PE, 6% 7/20/32	3,184	3,613
Series 2003-74 Class PZ, 5.5% 8/20/33	3,654	4,290
Series 2004-19 Class DP, 5.5% 3/20/34	152	159
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	5,990
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	6,420
Series 2006-50 Class JC, 5% 6/20/36	3,892	4,167
Series 2010-117 Class E, 3% 10/20/39	10,076	10,158
Series 2010-134 Class ES, 5.2233% 11/20/39 (c)(g)(h)	24,444	2,628
Series 2010-160 Class MX, 4.5% 8/20/39	5,414	5,796
Series 2011-136 Class WI, 4.5% 5/20/40 (g)	3,697	482
sequential payer:
Series 2001-40 Class Z, 6% 8/20/31	1,244	1,377
Series 2001-49 Class Z, 7% 10/16/31	674	788
Series 2002-18 Class ZB, 6% 3/20/32	1,208	1,363
Series 2002-24 Class SK, 7.1828% 4/16/32 (c)(g)(h)	839	169
Series 2002-29:
Class SK, 8.25% 5/20/32 (c)(h)	97	120
Class Z, 6.5% 5/16/32	1,718	1,983
Series 2002-33 Class ZJ, 6.5% 5/20/32	1,219	1,432
Series 2002-42 Class ZA, 6% 6/20/32	817	922
Series 2002-45 Class Z, 6% 6/20/32	497	564
Series 2003-75 Class ZA, 5.5% 9/20/33	2,960	3,317
Series 2004-24 Class ZM, 5% 4/20/34	6,537	7,185
Series 2004-46 Class BZ, 6% 6/20/34	3,630	4,122
Series 2004-61 Class Z, 5% 8/16/34	20,343	22,243
Series 2004-86 Class G, 6% 10/20/34	6,273	7,675
Series 2005-26 Class ZA, 5.5% 1/20/35	18,588	20,771
Series 2005-28 Class AJ, 5.5% 4/20/35	6,675	6,978
Series 2005-47 Class ZY, 6% 6/20/35	8,001	9,284
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,164
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,919
Series 2006-2 Class Z, 5.5% 1/20/36	11,887	13,037
Series 2008-17 Class BN, 5% 2/20/38	5,280	5,681
Series 2010-168 Class BG, 4% 4/20/40	9,204	9,779
Series 2011-21 Class SB, 7.9656% 2/16/41 (c)(h)	15,000	16,178
Series 2011-29 Class BV, 5% 5/20/40	10,483	11,576
Series 2016-H04 Class FE, 1.2967% 11/20/65 (c)(f)	9,707	9,717
Series 1999-45 Class SC, 7.8328% 12/16/29 (c)(g)	16	0
Series 2000-35 Class SA, 7.1828% 12/16/26 (c)(g)(h)	1,870	365
Series 2000-36 Class S, 7.1828% 11/16/30 (c)(g)	1,314	238
Series 2001-3 Class S, 7.3328% 2/16/31 (c)(g)	251	45
Series 2001-36:
Class SB, 7.3328% 12/16/23 (c)(g)(h)	663	100
Class SP, 7.9828% 9/16/26 (c)(g)	401	54
Series 2001-38 Class SB, 6.8128% 8/16/31 (c)(g)(h)	414	73
Series 2001-49:
Class SC, 6.8328% 12/16/25 (c)(g)(h)	854	123
Class SL, 6.8328% 5/16/30 (c)(g)(h)	1,227	214
Class SV, 7.4828% 12/16/28 (c)(g)(h)	111	12
Series 2001-50:
Class SD, 7.4233% 11/20/31 (c)(g)(h)	692	156
Class ST, 6.9328% 8/16/27 (c)(g)(h)	296	54
Class SV, 8.5328% 9/16/27 (c)(g)	821	107
Series 2001-65 Class SV, 7.3233% 2/20/29 (c)(g)(h)	1,624	379
Series 2002-21 Class SV, 7.3328% 3/16/32 (c)(g)(h)	2,136	445
Series 2002-5 Class SP, 6.6828% 1/16/32 (c)(g)(h)	432	67
Series 2003-23 Class S, 5.7828% 12/16/29 (c)(g)(h)	2,104	353
Series 2003-42 Class SH, 5.7733% 5/20/33 (c)(g)(h)	850	172
Series 2004-32:
Class GS, 5.7328% 5/16/34 (c)(g)(h)	585	108
Class SG, 5.7233% 3/20/33 (c)(g)(h)	9,430	1,647
Series 2004-59 Class SC, 6.4328% 8/16/34 (c)(g)	3,621	792
Series 2004-73 Class AL, 6.4927% 8/17/34 (c)(g)(h)	1,303	301
Series 2005-13 Class SA, 6.0233% 2/20/35 (c)(g)(h)	7,227	1,393
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,158
Series 2005-82 Class NS, 5.5233% 7/20/34 (c)(g)	7,372	1,295
Series 2006-13 Class DS, 9.935% 3/20/36 (c)(h)	7,032	8,974
Series 2007-35 Class SC, 35.5967% 6/16/37 (c)(h)	2,242	4,065
Series 2008-15 Class CI, 5.7133% 2/20/38 (c)(g)	3,229	598
Series 2009-13 Class E, 4.5% 3/16/39	6,054	6,342
Series 2009-42 Class AY, 5% 6/16/37	4,016	4,327
Series 2010-14 Class SN, 5.1828% 2/16/40 (c)(g)(h)	5,030	833
Series 2010-35 Class QI, 4.5% 3/20/40 (g)	4,861	953
Series 2010-H10 Class FA, 1.0911% 5/20/60 (c)(f)	9,864	9,768
Series 2010-H12 Class PT, 5.47% 11/20/59 (f)	3,171	3,213
Series 2011-52 Class HI, 7% 4/16/41 (g)	892	216
Series 2012-103 Class IL, 3% 8/20/27 (g)	52,439	4,884
Series 2012-64 Class KI, 3.5% 11/20/36(g)	2,810	266
Series 2012-76 Class GS, 5.9328% 6/16/42 (c)(g)(h)	3,141	588
Series 2013-124:
Class ES, 7.6311% 4/20/39 (c)(h)	9,736	10,332
Class ST, 7.7644% 8/20/39 (c)(h)	19,167	20,874
Series 2013-182 Class IQ, 4.5% 12/16/43 (g)	12,976	2,601
Series 2013-39 Class GS, 7.9467% 3/20/41 (c)	58,981	63,080
Series 2014-183 Class BI, 4.5% 12/20/44 (g)	23,964	4,837
Series 2014-44:
Class 1A, 3.5% 5/20/28 (g)	37,116	4,111
Class IC, 3% 4/20/28 (g)	60,139	5,687
Series 2014-5 Class LS, 6.0328% 6/16/43 (c)(g)(h)	32,486	5,993
Series 2015-117 Class IE, 4.5% 8/20/45 (g)	16,068	3,333
Series 2015-H13 Class HA, 2.5% 8/20/64 (f)	71,786	72,637
Series 2015-H17 Class HA, 2.5% 5/20/65 (f)	27,553	27,829
Series 2015-H21:
Class HZ, 4.57% 6/20/63 (c)(f)	5,314	5,726
Class JZ, 4.6914% 6/20/65 (c)(f)	1,065	1,161
Series 2016-17:
Class A, 3% 2/16/46	46,097	46,951
Class D, 3% 2/16/46	38,561	39,446
Class S, 5.3828% 2/16/46 (c)(g)	28,921	4,860
Class SA, 5.3828% 2/16/46 (c)(g)	61,463	12,242
		946,765
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $940,662)		946,765

Commercial Mortgage Securities - 0.0%
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (c)(g)	4,572	27
Series 2001-12 Class X, 0.643% 7/16/40 (c)(g)	1,280	2
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.6186% 9/16/42 (c)(g)	6,613	125
Series 2002-62 Class IO, 1.1232% 8/16/42 (c)(g)	2,623	51
Series 2002-85 Class X, 0.365% 3/16/42 (c)(g)	2,742	23
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $11,421)		228
	Shares	Value (000s)

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.62% (i)
(Cost $98,337)	98,324,898	98,345
TOTAL INVESTMENT PORTFOLIO - 109.7%
(Cost $6,503,730)		6,498,781
NET OTHER ASSETS (LIABILITIES) - (9.7)%		(573,558)
NET ASSETS - 100%		$5,925,223

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
4% 2/1/47	$(1,900)	$(1,993)
Ginnie Mae
3% 2/1/47	(3,000)	(3,024)
3% 2/1/47	(7,000)	(7,055)
3.5% 2/1/47	(2,000)	(2,071)
3.5% 2/1/47	(5,300)	(5,489)
3.5% 2/1/47	(6,000)	(6,214)
3.5% 2/1/47	(2,000)	(2,071)
3.5% 2/1/47	(5,300)	(5,489)
3.5% 2/1/47	(6,000)	(6,214)
4% 2/1/47	(4,000)	(4,229)
4% 2/1/47	(600)	(634)
4% 2/1/47	(3,300)	(3,489)
4% 2/1/47	(4,000)	(4,229)
4% 2/1/47	(4,000)	(4,229)
4.5% 2/1/47	(31,500)	(33,788)
4.5% 2/1/47	(31,500)	(33,787)

TOTAL GINNIE MAE		(122,012)

TOTAL TBA SALE COMMITMENTS
(Proceeds $123,495)		$(124,005)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sold
Treasury Contracts
459 CBOT 10-Year U.S. Treasury Note Contracts (United States)	March 2017	57,131	$193
558 CBOT 2-Year U.S. Treasury Note Contracts (United States)	March 2017	120,973	(324)
913 CBOT 5-Year U.S. Treasury Note Contracts (United States)	March 2017	107,613	(275)
3 CBOT Long Term U.S. Treasury Bond Contracts (United States)	March 2017	453	3
TOTAL FUTURES CONTRACTS			$(403)

The face value of futures sold as a percentage of Net Assets is 4.8%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $231,187,000.

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
LCH	Mar. 2027	$77,313	3-month LIBOR	1.75%	$(42)	$0	$(42)
LCH	Mar. 2047	2,100	3-month LIBOR	2.25%	(13)	0	(13)

TOTAL INTEREST RATE SWAPS					$(55)	$0	$(55)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

For the period, the average monthly notional amount for swaps in the aggregate was $123,914,000.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,068,000.

 (b) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,459,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $5,234,000.

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$728
Total	$728

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$3,060	$--	$3,060	$--
U.S. Government Agency - Mortgage Securities	5,450,383	--	5,450,383	--
Collateralized Mortgage Obligations	946,765	--	946,765	--
Commercial Mortgage Securities	228	--	228	--
Money Market Funds	98,345	98,345	--	--
Total Investments in Securities:	$6,498,781	$98,345	$6,400,436	$--
Derivative Instruments:
Assets
Futures Contracts	$196	$196	$--	$--
Total Assets	$196	$196	$--	$--
Liabilities
Futures Contracts	$(599)	$(599)	$--	$--
Swaps	(55)	--	(55)	--
Total Liabilities	$(654)	$(599)	$(55)	$--
Total Derivative Instruments:	$(458)	$(403)	$(55)	$--
Other Financial Instruments:
TBA Sale Commitments	$(124,005)	$--	$(124,005)	$--
Total Other Financial Instruments:	$(124,005)	$--	$(124,005)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$196	$(599)
Swaps(b)	0	(55)
Total Interest Rate Risk	196	(654)
Total Value of Derivatives	$196	$(654)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		January 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $6,405,393)	$6,400,436
Fidelity Central Funds (cost $98,337)	98,345
Total Investments (cost $6,503,730)		$6,498,781
Receivable for investments sold		445,321
Receivable for TBA sale commitments		123,495
Receivable for fund shares sold		4,098
Interest receivable		17,027
Distributions receivable from Fidelity Central Funds		46
Other receivables		44
Total assets		7,088,812
Liabilities
Payable for investments purchased
Regular delivery	$1,961
Delayed delivery	1,025,420
TBA sale commitments, at value	124,005
Payable for fund shares redeemed	8,482
Distributions payable	937
Accrued management fee	1,542
Payable for daily variation margin for derivative instruments	495
Other affiliated payables	702
Other payables and accrued expenses	45
Total liabilities		1,163,589
Net Assets		$5,925,223
Net Assets consist of:
Paid in capital		$5,958,468
Distributions in excess of net investment income		(16,879)
Accumulated undistributed net realized gain (loss) on investments		(10,449)
Net unrealized appreciation (depreciation) on investments		(5,917)
Net Assets, for 519,318 shares outstanding		$5,925,223
Net Asset Value, offering price and redemption price per share ($5,925,223 ÷ 519,318 shares)		$11.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2017
Investment Income
Interest		$72,628
Income from Fidelity Central Funds		728
Total income		73,356
Expenses
Management fee	$9,679
Transfer agent fees	3,127
Fund wide operations fee	1,251
Independent trustees' fees and expenses	13
Miscellaneous	9
Total expenses before reductions	14,079
Expense reductions	(14)	14,065
Net investment income (loss)		59,291
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(20,659)
Fidelity Central Funds	59
Futures contracts	7,723
Swaps	7,769
Total net realized gain (loss)		(5,108)
Change in net unrealized appreciation (depreciation) on: Investment securities	(143,135)
Futures contracts	2,633
Swaps	4,223
Delayed delivery commitments	2,745
Total change in net unrealized appreciation (depreciation)		(133,534)
Net gain (loss)		(138,642)
Net increase (decrease) in net assets resulting from operations		$(79,351)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$59,291	$128,674
Net realized gain (loss)	(5,108)	20,094
Change in net unrealized appreciation (depreciation)	(133,534)	50,414
Net increase (decrease) in net assets resulting from operations	(79,351)	199,182
Distributions to shareholders from net investment income	(58,158)	(127,994)
Distributions to shareholders from net realized gain	(22,284)	(30,293)
Total distributions	(80,442)	(158,287)
Share transactions
Proceeds from sales of shares	591,805	1,564,276
Reinvestment of distributions	72,680	142,930
Cost of shares redeemed	(954,555)	(1,317,669)
Net increase (decrease) in net assets resulting from share transactions	(290,070)	389,537
Total increase (decrease) in net assets	(449,863)	430,432
Net Assets
Beginning of period	6,375,086	5,944,654
End of period	$5,925,223	$6,375,086
Other Information
Distributions in excess of net investment income end of period	$(16,879)	$(18,012)
Shares
Sold	51,182	134,721
Issued in reinvestment of distributions	6,283	12,316
Redeemed	(82,878)	(113,562)
Net increase (decrease)	(25,413)	33,475

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity GNMA Fund

	Six months endedJanuary 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.70	$11.63	$11.49	$11.30	$11.98	$11.78
Income from Investment Operations
Net investment income (loss)A	.110	.245	.228	.257	.222	.326
Net realized and unrealized gain (loss)	(.251)	.128	.130	.252	(.520)	.348
Total from investment operations	(.141)	.373	.358	.509	(.298)	.674
Distributions from net investment income	(.108)	(.244)	(.218)	(.252)B	(.216)	(.330)
Distributions from net realized gain	(.041)	(.059)	–	(.067)B	(.166)	(.144)
Total distributions	(.149)	(.303)	(.218)	(.319)	(.382)	(.474)
Net asset value, end of period	$11.41	$11.70	$11.63	$11.49	$11.30	$11.98
Total ReturnC,D	(1.22)%	3.26%	3.13%	4.58%	(2.57)%	5.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.88 %G	2.11%	1.96%	2.26%	1.90%	2.75%
Supplemental Data
Net assets, end of period (in millions)	$5,925	$6,375	$5,945	$6,683	$8,154	$10,749
Portfolio turnover rateH	312%G	304%	450%	409%	363%	263%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax difference that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity GNMA Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, deferred trustees compensation, financing transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$64,398
Gross unrealized depreciation	(69,455)
Net unrealized appreciation (depreciation) on securities	$(5,057)
Tax cost	$6,503,838

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$7,723	$2,633
Swaps	7,769	4,223
Totals	$15,492	$6,856

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $14.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and Shareholders of Fidelity GNMA Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity GNMA Fund (a fund of Fidelity Income Fund) as of January 31, 2017, the results of its operations for the for the periods indicated, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity GNMA Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of January 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
March 16, 2017

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Actual	.45%	$1,000.00	$987.80	$2.25
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity GNMA Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity GNMA Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2015.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

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www.fidelity.com

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Fidelity Advisor Income Replacement Funds℠ 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042 Class A, Class T, Class C and Class I Semi-Annual Report January 31, 2017

Contents

Fidelity Income Replacement 2018 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2020 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2022 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2024 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2026 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2028 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2030 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2032 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2034 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2036 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2038 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2040 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2042 Fund℠
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Income Replacement 2018 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	62.1	53.8
Fidelity Short-Term Bond Fund	27.5	28.1
Fidelity Total Bond Fund	2.8	6.3
Fidelity Series Broad Market Opportunities Fund	1.3	1.8
Fidelity Equity-Income Fund	1.2	1.5
Fidelity Strategic Real Return Fund	0.9	2.1
Fidelity Government Income Fund	0.9	2.1
Fidelity Large Cap Stock Fund	0.9	1.1
Fidelity Advisor Mid Cap II Fund Class I	0.8	1.1
Fidelity Series 100 Index Fund	0.8	1.0
	99.2	98.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	5.8%
Investment Grade Fixed-Income Funds	4.6%
Short-Term Funds	89.6%

Six months ago
Domestic Equity Funds	7.6%
Investment Grade Fixed-Income Funds	10.5%
Short-Term Funds	81.9%

Fidelity Income Replacement 2018 Fund℠

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 5.8%
	Shares	Value
Domestic Equity Funds - 5.8%
Fidelity Advisor Mid Cap II Fund Class I (a)	2,186	$43,353
Fidelity Blue Chip Growth Fund (a)	568	40,141
Fidelity Equity-Income Fund (a)	1,075	62,085
Fidelity Large Cap Stock Fund (a)	1,564	46,564
Fidelity Series 100 Index Fund (a)	2,723	40,141
Fidelity Series Broad Market Opportunities Fund (a)	4,394	71,184
Fidelity Series Small Cap Opportunities Fund (a)	456	6,423
TOTAL DOMESTIC EQUITY FUNDS
(Cost $218,089)		309,891

Fixed-Income Funds - 4.6%
Investment Grade Fixed-Income Funds - 4.6%
Fidelity Government Income Fund (a)	4,837	49,240
Fidelity Strategic Real Return Fund (a)	5,583	49,240
Fidelity Total Bond Fund (a)	13,951	147,185
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS
(Cost $242,620)		245,665

Short-Term Funds - 89.6%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47% (a)(b)	3,324,249	3,324,249
Fidelity Short-Term Bond Fund (a)	171,407	1,472,391
TOTAL SHORT-TERM FUNDS
(Cost $4,788,570)		4,796,640
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,249,279)		5,352,196
NET OTHER ASSETS (LIABILITIES) - 0.0%		(422)
NET ASSETS - 100%		$5,351,774

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Class I	$52,411	$13,979	$24,888	$185	$43,353
Fidelity Blue Chip Growth Fund	48,982	13,092	22,726	91	40,141
Fidelity Equity-Income Fund	74,943	19,114	35,661	869	62,085
Fidelity Government Income Fund	102,373	17,159	66,834	571	49,240
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	2,633,775	1,258,222	567,748	4,812	3,324,249
Fidelity Large Cap Stock Fund	56,330	14,175	27,894	385	46,564
Fidelity Series 100 Index Fund	48,982	12,370	22,427	849	40,141
Fidelity Series Broad Market Opportunities Fund	86,209	20,884	40,356	319	71,184
Fidelity Series Small Cap Opportunities Fund	7,347	1,835	3,281	32	6,423
Fidelity Short-Term Bond Fund	1,376,889	492,627	386,455	8,073	1,472,391
Fidelity Strategic Real Return Fund	102,373	16,904	69,834	834	49,240
Fidelity Total Bond Fund	307,608	51,566	206,305	3,082	147,185
Total	$4,898,222	$1,931,927	$1,474,409	$20,102	$5,352,196

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2018 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $5,249,279) — See accompanying schedule		$5,352,196
Cash		1
Receivable for investments sold		143,055
Total assets		5,495,252
Liabilities
Payable for investments purchased	$143,045
Distribution and service plan fees payable	433
Total liabilities		143,478
Net Assets		$5,351,774
Net Assets consist of:
Paid in capital		$5,286,350
Undistributed net investment income		887
Accumulated undistributed net realized gain (loss) on investments		(38,380)
Net unrealized appreciation (depreciation) on investments		102,917
Net Assets		$5,351,774
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($444,981 ÷ 8,077.88 shares)		$55.09
Maximum offering price per share (100/94.25 of $55.09)		$58.45
Class T:
Net Asset Value and redemption price per share ($212,667 ÷ 3,859.65 shares)		$55.10
Maximum offering price per share (100/96.50 of $55.10)		$57.10
Class C:
Net Asset Value and offering price per share ($293,819 ÷ 5,369.37 shares)(a)		$54.72
Income Replacement 2018:
Net Asset Value, offering price and redemption price per share ($4,207,243 ÷ 76,357.25 shares)		$55.10
Class I:
Net Asset Value, offering price and redemption price per share ($193,064 ÷ 3,503.56 shares)		$55.11

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$20,102
Expenses
Distribution and service plan fees	$2,712
Independent trustees' fees and expenses	12
Total expenses before reductions	2,724
Expense reductions	(12)	2,712
Net investment income (loss)		17,390
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	37,439
Capital gain distributions from underlying funds	5,077
Total net realized gain (loss)		42,516
Change in net unrealized appreciation (depreciation) on underlying funds		(40,985)
Net gain (loss)		1,531
Net increase (decrease) in net assets resulting from operations		$18,921

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,390	$45,857
Net realized gain (loss)	42,516	117,792
Change in net unrealized appreciation (depreciation)	(40,985)	(103,534)
Net increase (decrease) in net assets resulting from operations	18,921	60,115
Distributions to shareholders from net investment income	(17,293)	(46,006)
Distributions to shareholders from net realized gain	–	(2,469)
Total distributions	(17,293)	(48,475)
Share transactions - net increase (decrease)	452,418	(1,174,262)
Total increase (decrease) in net assets	454,046	(1,162,622)
Net Assets
Beginning of period	4,897,728	6,060,350
End of period	$5,351,774	$4,897,728
Other Information
Undistributed net investment income end of period	$887	$790

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2018 Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$55.07	$54.99	$54.46	$52.45	$50.59	$49.87
Income from Investment Operations
Net investment income (loss)A	.162	.374	.437	.588	.719	.774
Net realized and unrealized gain (loss)	.008	.101	.583	2.080	2.135	.909
Total from investment operations	.170	.475	1.020	2.668	2.854	1.683
Distributions from net investment income	(.150)	(.371)	(.432)	(.579)	(.705)	(.765)
Distributions from net realized gain	–	(.024)	(.058)	(.079)	(.289)	(.198)
Total distributions	(.150)	(.395)	(.490)	(.658)	(.994)	(.963)
Net asset value, end of period	$55.09	$55.07	$54.99	$54.46	$52.45	$50.59
Total ReturnB,C,D	.31%	.87%	1.88%	5.11%	5.70%	3.45%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.59%G	.69%	.79%	1.10%	1.39%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$445	$483	$567	$868	$774	$762
Portfolio turnover rate E	61%G	105%	56%	56%	41%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2018 Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$55.08	$55.00	$54.48	$52.48	$50.62	$49.90
Income from Investment Operations
Net investment income (loss)A	.093	.238	.299	.454	.589	.651
Net realized and unrealized gain (loss)	.008	.101	.573	2.085	2.133	.909
Total from investment operations	.101	.339	.872	2.539	2.722	1.560
Distributions from net investment income	(.081)	(.235)	(.294)	(.460)	(.573)	(.642)
Distributions from net realized gain	–	(.024)	(.058)	(.079)	(.289)	(.198)
Total distributions	(.081)	(.259)	(.352)	(.539)	(.862)	(.840)
Net asset value, end of period	$55.10	$55.08	$55.00	$54.48	$52.48	$50.62
Total ReturnB,C,D	.17%	.64%	1.60%	4.86%	5.43%	3.19%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.34%G	.44%	.54%	.85%	1.14%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$213	$257	$357	$444	$101	$128
Portfolio turnover rate E	61%G	105%	56%	56%	41%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2018 Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$54.78	$54.80	$54.36	$52.38	$50.56	$49.85
Income from Investment Operations
Net investment income (loss)A	(.044)	(.035)	.024	.187	.330	.403
Net realized and unrealized gain (loss)	(.002)B	.111	.574	2.073	2.129	.912
Total from investment operations	(.046)	.076	.598	2.260	2.459	1.315
Distributions from net investment income	(.014)	(.072)	(.100)	(.201)	(.350)	(.407)
Distributions from net realized gain	–	(.024)	(.058)	(.079)	(.289)	(.198)
Total distributions	(.014)	(.096)	(.158)	(.280)	(.639)	(.605)
Net asset value, end of period	$54.72	$54.78	$54.80	$54.36	$52.38	$50.56
Total ReturnC,D,E	(.08)%	.14%	1.10%	4.32%	4.90%	2.68%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.16)%H	(.06)%	.04%	.35%	.64%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$294	$321	$579	$787	$498	$439
Portfolio turnover rate F	61%H	105%	56%	56%	41%	44%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating marker values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2018 Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$55.08	$55.00	$54.47	$52.46	$50.60	$49.88
Income from Investment Operations
Net investment income (loss)A	.230	.510	.574	.722	.848	.898
Net realized and unrealized gain (loss)	.008	.101	.582	2.081	2.135	.908
Total from investment operations	.238	.611	1.156	2.803	2.983	1.806
Distributions from net investment income	(.218)	(.507)	(.568)	(.714)	(.834)	(.888)
Distributions from net realized gain	–	(.024)	(.058)	(.079)	(.289)	(.198)
Total distributions	(.218)	(.531)	(.626)	(.793)	(1.123)	(1.086)
Net asset value, end of period	$55.10	$55.08	$55.00	$54.47	$52.46	$50.60
Total ReturnB,C	.43%	1.13%	2.13%	5.38%	5.96%	3.71%
Ratios to Average Net AssetsD,E
Expenses before reductions F	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	.84%G	.94%	1.04%	1.35%	1.64%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$4,207	$3,609	$4,263	$4,665	$3,875	$3,904
Portfolio turnover rate D	61%G	105%	56%	56%	41%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2018 Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$55.09	$55.00	$54.48	$52.46	$50.61	$49.89
Income from Investment Operations
Net investment income (loss)A	.231	.510	.575	.722	.849	.891
Net realized and unrealized gain (loss)	.007	.111	.571	2.091	2.124	.915
Total from investment operations	.238	.621	1.146	2.813	2.973	1.806
Distributions from net investment income	(.218)	(.507)	(.568)	(.714)	(.834)	(.888)
Distributions from net realized gain	–	(.024)	(.058)	(.079)	(.289)	(.198)
Total distributions	(.218)	(.531)	(.626)	(.793)	(1.123)	(1.086)
Net asset value, end of period	$55.11	$55.09	$55.00	$54.48	$52.46	$50.61
Total ReturnB,C	.43%	1.14%	2.11%	5.40%	5.94%	3.71%
Ratios to Average Net AssetsD,E
Expenses before reductions F	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	.84%G	.94%	1.04%	1.35%	1.64%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$193	$227	$295	$434	$491	$470
Portfolio turnover rate D	61%G	105%	56%	56%	41%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2020 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	34.0	28.1
Fidelity Short-Term Bond Fund	22.7	20.8
Fidelity Total Bond Fund	17.3	20.5
Fidelity Strategic Real Return Fund	5.8	6.8
Fidelity Government Income Fund	5.8	6.8
Fidelity Series Broad Market Opportunities Fund	3.3	3.9
Fidelity Equity-Income Fund	2.9	3.4
Fidelity Large Cap Stock Fund	2.1	2.6
Fidelity Advisor Mid Cap II Fund Class I	2.0	2.4
Fidelity Series 100 Index Fund	1.9	2.2
	97.8	97.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	14.4%
Investment Grade Fixed-Income Funds	28.9%
Short-Term Funds	56.7%

Six months ago
Domestic Equity Funds	17.0%
Investment Grade Fixed-Income Funds	34.1%
Short-Term Funds	48.9%

Fidelity Income Replacement 2020 Fund℠

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 14.4%
	Shares	Value
Domestic Equity Funds - 14.4%
Fidelity Advisor Mid Cap II Fund Class I (a)	10,280	$203,853
Fidelity Blue Chip Growth Fund (a)	2,672	188,715
Fidelity Equity-Income Fund (a)	5,032	290,641
Fidelity Large Cap Stock Fund (a)	7,320	217,981
Fidelity Series 100 Index Fund (a)	12,803	188,715
Fidelity Series Broad Market Opportunities Fund (a)	20,619	334,036
Fidelity Series Small Cap Opportunities Fund (a)	2,077	29,266
TOTAL DOMESTIC EQUITY FUNDS
(Cost $891,710)		1,453,207

Fixed-Income Funds - 28.9%
Investment Grade Fixed-Income Funds - 28.9%
Fidelity Government Income Fund (a)	57,299	583,300
Fidelity Strategic Real Return Fund (a)	66,134	583,301
Fidelity Total Bond Fund (a)	165,867	1,749,901
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS
(Cost $2,915,610)		2,916,502

Short-Term Funds - 56.7%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47% (a)(b)	3,434,209	3,434,209
Fidelity Short-Term Bond Fund (a)	266,332	2,287,788
TOTAL SHORT-TERM FUNDS
(Cost $5,709,164)		5,721,997
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $9,516,484)		10,091,706
NET OTHER ASSETS (LIABILITIES) - 0.0%		(925)
NET ASSETS - 100%		$10,090,781

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Class I	$233,659	$33,235	$72,447	$951	$203,853
Fidelity Blue Chip Growth Fund	216,969	31,053	62,913	435	188,715
Fidelity Equity-Income Fund	332,817	42,529	103,488	4,349	290,641
Fidelity Government Income Fund	670,542	85,110	141,362	5,068	583,300
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	2,759,731	966,551	292,072	5,346	3,434,209
Fidelity Large Cap Stock Fund	250,349	31,474	83,660	1,974	217,981
Fidelity Series 100 Index Fund	216,969	27,737	62,288	4,426	188,715
Fidelity Series Broad Market Opportunities Fund	382,887	43,566	114,304	1,634	334,036
Fidelity Series Small Cap Opportunities Fund	33,380	3,924	10,771	153	29,266
Fidelity Short-Term Bond Fund	2,039,119	472,607	206,734	12,468	2,287,788
Fidelity Strategic Real Return Fund	670,543	81,666	168,879	8,344	583,301
Fidelity Total Bond Fund	2,010,644	248,957	457,709	27,646	1,749,901
Total	$9,817,609	$2,068,409	$1,776,627	$72,794	$10,091,706

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2020 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $9,516,484) — See accompanying schedule		$10,091,706
Cash		6
Receivable for investments sold		169,059
Total assets		10,260,771
Liabilities
Payable for investments purchased	$169,056
Distribution and service plan fees payable	934
Total liabilities		169,990
Net Assets		$10,090,781
Net Assets consist of:
Paid in capital		$9,499,991
Undistributed net investment income		2,198
Accumulated undistributed net realized gain (loss) on investments		13,370
Net unrealized appreciation (depreciation) on investments		575,222
Net Assets		$10,090,781
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,088,885 ÷ 19,824.30 shares)		$54.93
Maximum offering price per share (100/94.25 of $54.93)		$58.28
Class T:
Net Asset Value and redemption price per share ($187,499 ÷ 3,412.90 shares)		$54.94
Maximum offering price per share (100/96.50 of $54.94)		$56.93
Class C:
Net Asset Value and offering price per share ($752,023 ÷ 13,728.20 shares)(a)		$54.78
Income Replacement 2020:
Net Asset Value, offering price and redemption price per share ($7,997,220 ÷ 145,592.80 shares)		$54.93
Class I:
Net Asset Value, offering price and redemption price per share ($65,154 ÷ 1,186.10 shares)		$54.93

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$72,794
Expenses
Distribution and service plan fees	$5,783
Independent trustees' fees and expenses	22
Total expenses before reductions	5,805
Expense reductions	(22)	5,783
Net investment income (loss)		67,011
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	64,598
Capital gain distributions from underlying funds	30,830
Total net realized gain (loss)		95,428
Change in net unrealized appreciation (depreciation) on underlying funds		(82,288)
Net gain (loss)		13,140
Net increase (decrease) in net assets resulting from operations		$80,151

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$67,011	$117,846
Net realized gain (loss)	95,428	123,507
Change in net unrealized appreciation (depreciation)	(82,288)	(47,102)
Net increase (decrease) in net assets resulting from operations	80,151	194,251
Distributions to shareholders from net investment income	(66,946)	(117,535)
Distributions to shareholders from net realized gain	(84,587)	(191,220)
Total distributions	(151,533)	(308,755)
Share transactions - net increase (decrease)	345,567	1,124,392
Total increase (decrease) in net assets	274,185	1,009,888
Net Assets
Beginning of period	9,816,596	8,806,708
End of period	$10,090,781	$9,816,596
Other Information
Undistributed net investment income end of period	$2,198	$2,133

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2020 Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$55.33	$56.15	$55.94	$53.59	$50.69	$49.99
Income from Investment Operations
Net investment income (loss)A	.336	.662	.653	.674	.770	.793
Net realized and unrealized gain (loss)	.063	.370	.871	2.766	3.157	.884
Total from investment operations	.399	1.032	1.524	3.440	3.927	1.677
Distributions from net investment income	(.328)	(.654)	(.650)	(.670)	(.774)	(.794)
Distributions from net realized gain	(.471)	(1.198)	(.664)	(.420)	(.253)	(.183)
Total distributions	(.799)	(1.852)	(1.314)	(1.090)	(1.027)	(.977)
Net asset value, end of period	$54.93	$55.33	$56.15	$55.94	$53.59	$50.69
Total ReturnB,C,D	.73%	1.96%	2.76%	6.48%	7.84%	3.44%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.22%G	1.22%	1.17%	1.23%	1.47%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$1,089	$1,187	$1,099	$813	$411	$408
Portfolio turnover rateE	36%G	66%	41%	25%	44%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2020 Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$55.34	$56.16	$55.95	$53.59	$50.69	$49.99
Income from Investment Operations
Net investment income (loss)A	.267	.527	.512	.537	.639	.670
Net realized and unrealized gain (loss)	.062	.370	.871	2.770	3.145	.885
Total from investment operations	.329	.897	1.383	3.307	3.784	1.555
Distributions from net investment income	(.258)	(.519)	(.509)	(.527)	(.631)	(.672)
Distributions from net realized gain	(.471)	(1.198)	(.664)	(.420)	(.253)	(.183)
Total distributions	(.729)	(1.717)	(1.173)	(.947)	(.884)	(.855)
Net asset value, end of period	$54.94	$55.34	$56.16	$55.95	$53.59	$50.69
Total ReturnB,C,D	.60%	1.71%	2.50%	6.22%	7.54%	3.18%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.97%G	.97%	.92%	.98%	1.22%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$187	$192	$204	$94	$101	$189
Portfolio turnover rateE	36%G	66%	41%	25%	44%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2020 Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$55.20	$56.02	$55.84	$53.51	$50.65	$49.97
Income from Investment Operations
Net investment income (loss)A	.129	.255	.233	.262	.377	.422
Net realized and unrealized gain (loss)	.055	.378	.862	2.759	3.151	.876
Total from investment operations	.184	.633	1.095	3.021	3.528	1.298
Distributions from net investment income	(.133)	(.255)	(.251)	(.271)	(.415)	(.435)
Distributions from net realized gain	(.471)	(1.198)	(.664)	(.420)	(.253)	(.183)
Total distributions	(.604)	(1.453)	(.915)	(.691)	(.668)	(.618)
Net asset value, end of period	$54.78	$55.20	$56.02	$55.84	$53.51	$50.65
Total ReturnB,C,D	.34%	1.21%	1.98%	5.68%	7.02%	2.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.47%G	.47%	.42%	.48%	.72%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$752	$832	$810	$563	$322	$306
Portfolio turnover rateE	36%G	66%	41%	25%	44%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2020 Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$55.34	$56.15	$55.94	$53.59	$50.69	$50.00
Income from Investment Operations
Net investment income (loss)A	.404	.798	.795	.813	.901	.917
Net realized and unrealized gain (loss)	.054	.382	.866	2.762	3.160	.874
Total from investment operations	.458	1.180	1.661	3.575	4.061	1.791
Distributions from net investment income	(.397)	(.792)	(.787)	(.805)	(.908)	(.918)
Distributions from net realized gain	(.471)	(1.198)	(.664)	(.420)	(.253)	(.183)
Total distributions	(.868)	(1.990)	(1.451)	(1.225)	(1.161)	(1.101)
Net asset value, end of period	$54.93	$55.34	$56.15	$55.94	$53.59	$50.69
Total ReturnB,C	.84%	2.24%	3.01%	6.74%	8.11%	3.68%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	1.47%G	1.47%	1.42%	1.48%	1.72%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$7,997	$7,536	$6,502	$7,053	$5,196	$3,945
Portfolio turnover rateD	36%G	66%	41%	25%	44%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2020 Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$55.34	$56.15	$55.94	$53.59	$50.69	$50.00
Income from Investment Operations
Net investment income (loss)A	.404	.800	.793	.814	.901	.917
Net realized and unrealized gain (loss)	.054	.380	.868	2.761	3.160	.874
Total from investment operations	.458	1.180	1.661	3.575	4.061	1.791
Distributions from net investment income	(.397)	(.792)	(.787)	(.805)	(.908)	(.918)
Distributions from net realized gain	(.471)	(1.198)	(.664)	(.420)	(.253)	(.183)
Total distributions	(.868)	(1.990)	(1.451)	(1.225)	(1.161)	(1.101)
Net asset value, end of period	$54.93	$55.34	$56.15	$55.94	$53.59	$50.69
Total ReturnB,C	.84%	2.24%	3.01%	6.74%	8.11%	3.68%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	1.47%G	1.47%	1.42%	1.48%	1.72%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$65	$70	$191	$87	$14	$13
Portfolio turnover rateD	36%G	66%	41%	25%	44%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2022 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	25.4	25.0
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	16.7	15.9
Fidelity Short-Term Bond Fund	16.6	15.8
Fidelity Strategic Real Return Fund	8.5	8.4
Fidelity Government Income Fund	8.5	8.4
Fidelity Series Broad Market Opportunities Fund	5.2	5.6
Fidelity Equity-Income Fund	4.5	4.9
Fidelity Large Cap Stock Fund	3.4	3.6
Fidelity Advisor Mid Cap II Fund Class I	3.2	3.4
Fidelity Series 100 Index Fund	2.9	3.2
	94.9	94.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	22.5%
International Equity Funds	1.8%
Investment Grade Fixed-Income Funds	42.4%
Short-Term Funds	33.3%

Six months ago
Domestic Equity Funds	24.3%
International Equity Funds	2.2%
Investment Grade Fixed-Income Funds	41.8%
Short-Term Funds	31.7%

Fidelity Income Replacement 2022 Fund℠

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 24.3%
	Shares	Value
Domestic Equity Funds - 22.5%
Fidelity Advisor Mid Cap II Fund Class I (a)	20,651	$409,518
Fidelity Blue Chip Growth Fund (a)	5,394	380,916
Fidelity Equity-Income Fund (a)	10,129	585,025
Fidelity Large Cap Stock Fund (a)	14,756	439,419
Fidelity Series 100 Index Fund (a)	25,842	380,916
Fidelity Series Broad Market Opportunities Fund (a)	41,570	673,429
Fidelity Series Small Cap Opportunities Fund (a)	4,152	58,503

TOTAL DOMESTIC EQUITY FUNDS		2,927,726

International Equity Funds - 1.8%
Fidelity Advisor International Discovery Fund Class I (a)	6,247	235,310
TOTAL EQUITY FUNDS
(Cost $2,492,900)		3,163,036

Fixed-Income Funds - 42.4%
Investment Grade Fixed-Income Funds - 42.4%
Fidelity Government Income Fund (a)	108,295	1,102,447
Fidelity Strategic Real Return Fund (a)	124,994	1,102,448
Fidelity Total Bond Fund (a)	313,122	3,303,440
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS
(Cost $5,609,979)		5,508,335

Short-Term Funds - 33.3%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47% (a)(b)	2,164,593	2,164,593
Fidelity Short-Term Bond Fund (a)	251,990	2,164,592
TOTAL SHORT-TERM FUNDS
(Cost $4,326,186)		4,329,185
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $12,429,065)		13,000,556
NET OTHER ASSETS (LIABILITIES) - 0.0%		(144)
NET ASSETS - 100%		$13,000,412

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$300,747	$21,379	$81,761	$4,361	$235,310
Fidelity Advisor Mid Cap II Fund Class I	469,055	43,570	121,249	1,986	409,518
Fidelity Blue Chip Growth Fund	435,945	39,832	101,241	906	380,916
Fidelity Equity-Income Fund	670,473	45,633	168,680	9,116	585,025
Fidelity Government Income Fund	1,154,703	141,034	136,483	9,222	1,102,447
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	2,185,245	242,903	263,555	3,794	2,164,593
Fidelity Large Cap Stock Fund	502,165	33,195	135,905	4,111	439,419
Fidelity Series 100 Index Fund	435,945	29,160	97,156	8,675	380,916
Fidelity Series Broad Market Opportunities Fund	771,182	45,510	186,629	3,408	673,429
Fidelity Series Small Cap Opportunities Fund	67,599	5,826	20,456	316	58,503
Fidelity Short-Term Bond Fund	2,185,245	260,111	263,153	12,555	2,164,592
Fidelity Strategic Real Return Fund	1,154,703	99,217	151,153	15,722	1,102,448
Fidelity Total Bond Fund	3,462,729	358,855	422,771	50,307	3,303,440
Total	$13,795,736	$1,366,225	$2,150,192	$124,479	$13,000,556

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2022 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $12,429,065) — See accompanying schedule		$13,000,556
Cash		1
Receivable for investments sold		111,795
Total assets		13,112,352
Liabilities
Payable for investments purchased	$111,797
Distribution and service plan fees payable	143
Total liabilities		111,940
Net Assets		$13,000,412
Net Assets consist of:
Paid in capital		$12,500,214
Undistributed net investment income		3,346
Accumulated undistributed net realized gain (loss) on investments		(74,639)
Net unrealized appreciation (depreciation) on investments		571,491
Net Assets		$13,000,412
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($292,837 ÷ 4,947.60 shares)		$59.19
Maximum offering price per share (100/94.25 of $59.19)		$62.80
Class T:
Net Asset Value and redemption price per share ($81,385 ÷ 1,373.80 shares)		$59.24
Maximum offering price per share (100/96.50 of $59.24)		$61.39
Class C:
Net Asset Value and offering price per share ($58,221 ÷ 985.50 shares)(a)		$59.08
Income Replacement 2022:
Net Asset Value, offering price and redemption price per share ($12,476,747 ÷ 210,828.00 shares)		$59.18
Class I:
Net Asset Value, offering price and redemption price per share ($91,222 ÷ 1,541.90 shares)		$59.16

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$124,479
Expenses
Distribution and service plan fees	$868
Independent trustees' fees and expenses	31
Total expenses before reductions	899
Expense reductions	(31)	868
Net investment income (loss)		123,611
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	21,766
Capital gain distributions from underlying funds	62,396
Total net realized gain (loss)		84,162
Change in net unrealized appreciation (depreciation) on underlying funds		(32,976)
Net gain (loss)		51,186
Net increase (decrease) in net assets resulting from operations		$174,797

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$123,611	$222,097
Net realized gain (loss)	84,162	106,833
Change in net unrealized appreciation (depreciation)	(32,976)	(18,250)
Net increase (decrease) in net assets resulting from operations	174,797	310,680
Distributions to shareholders from net investment income	(123,933)	(221,870)
Distributions to shareholders from net realized gain	(14,929)	(12,857)
Total distributions	(138,862)	(234,727)
Share transactions - net increase (decrease)	(831,110)	(1,159,698)
Total increase (decrease) in net assets	(795,175)	(1,083,745)
Net Assets
Beginning of period	13,795,587	14,879,332
End of period	$13,000,412	$13,795,587
Other Information
Undistributed net investment income end of period	$3,346	$3,668

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2022 Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.02	$58.61	$57.41	$54.16	$50.46	$49.79
Income from Investment Operations
Net investment income (loss)A	.465	.758	.686	.708	.825	.783
Net realized and unrealized gain (loss)	.248	.457	1.311	3.351	3.933	.842
Total from investment operations	.713	1.215	1.997	4.059	4.758	1.625
Distributions from net investment income	(.476)	(.754)	(.658)	(.686)	(.804)	(.784)
Distributions from net realized gain	(.067)	(.051)	(.139)	(.123)	(.254)	(.171)
Total distributions	(.543)	(.805)	(.797)	(.809)	(1.058)	(.955)
Net asset value, end of period	$59.19	$59.02	$58.61	$57.41	$54.16	$50.46
Total ReturnB,C,D	1.22%	2.12%	3.50%	7.54%	9.54%	3.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.58%G	1.32%	1.18%	1.26%	1.57%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$293	$293	$432	$419	$391	$386
Portfolio turnover rateE	20%G	47%	33%	26%	38%	43%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2022 Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.07	$58.67	$57.46	$54.24	$50.53	$49.82
Income from Investment Operations
Net investment income (loss)A	.391	.615	.540	.581	.686	.653
Net realized and unrealized gain (loss)	.247	.450	1.318	3.339	3.958	.871
Total from investment operations	.638	1.065	1.858	3.920	4.644	1.524
Distributions from net investment income	(.401)	(.614)	(.509)	(.577)	(.680)	(.643)
Distributions from net realized gain	(.067)	(.051)	(.139)	(.123)	(.254)	(.171)
Total distributions	(.468)	(.665)	(.648)	(.700)	(.934)	(.814)
Net asset value, end of period	$59.24	$59.07	$58.67	$57.46	$54.24	$50.53
Total ReturnB,C,D	1.09%	1.86%	3.25%	7.26%	9.29%	3.13%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.49%H	.49%H	.50%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.49%H	.49%H	.50%
Expenses net of all reductions	.50%G	.50%	.50%	.49%H	.49%H	.50%
Net investment income (loss)	1.32%G	1.07%	.93%	1.02%	1.30%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$81	$86	$90	$26	$1	$5
Portfolio turnover rateE	20%G	47%	33%	26%	38%	43%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2022 Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.91	$58.53	$57.34	$54.13	$50.49	$49.81
Income from Investment Operations
Net investment income (loss)A	.244	.328	.245	.293	.434	.411
Net realized and unrealized gain (loss)	.250	.435	1.323	3.354	3.919	.845
Total from investment operations	.494	.763	1.568	3.647	4.353	1.256
Distributions from net investment income	(.257)	(.332)	(.239)	(.314)	(.459)	(.405)
Distributions from net realized gain	(.067)	(.051)	(.139)	(.123)	(.254)	(.171)
Total distributions	(.324)	(.383)	(.378)	(.437)	(.713)	(.576)
Net asset value, end of period	$59.08	$58.91	$58.53	$57.34	$54.13	$50.49
Total ReturnB,C,D	.84%	1.34%	2.72%	6.76%	8.70%	2.58%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.00%	1.01%H	.99%H	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.01%H	.99%H	1.00%	1.00%
Expenses net of all reductions	1.00%G	1.00%	1.01%H	.99%H	1.00%	1.00%
Net investment income (loss)	.83%G	.57%	.42%	.52%	.83%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$58	$58	$60	$325	$54	$28
Portfolio turnover rateE	20%G	47%	33%	26%	38%	43%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2022 Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.01	$58.61	$57.41	$54.15	$50.46	$49.78
Income from Investment Operations
Net investment income (loss)A	.539	.901	.831	.851	.956	.901
Net realized and unrealized gain (loss)	.247	.452	1.313	3.358	3.922	.849
Total from investment operations	.786	1.353	2.144	4.209	4.878	1.750
Distributions from net investment income	(.549)	(.902)	(.805)	(.826)	(.934)	(.899)
Distributions from net realized gain	(.067)	(.051)	(.139)	(.123)	(.254)	(.171)
Total distributions	(.616)	(.953)	(.944)	(.949)	(1.188)	(1.070)
Net asset value, end of period	$59.18	$59.01	$58.61	$57.41	$54.15	$50.46
Total ReturnB,C	1.34%	2.37%	3.76%	7.82%	9.80%	3.62%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	1.83%G	1.57%	1.43%	1.51%	1.82%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$12,477	$13,227	$14,208	$9,774	$4,474	$3,892
Portfolio turnover rateD	20%G	47%	33%	26%	38%	43%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2022 Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.99	$58.59	$57.39	$54.14	$50.45	$49.77
Income from Investment Operations
Net investment income (loss)A	.540	.899	.830	.856	.957	.900
Net realized and unrealized gain (loss)	.246	.454	1.314	3.343	3.921	.850
Total from investment operations	.786	1.353	2.144	4.199	4.878	1.750
Distributions from net investment income	(.549)	(.902)	(.805)	(.826)	(.934)	(.899)
Distributions from net realized gain	(.067)	(.051)	(.139)	(.123)	(.254)	(.171)
Total distributions	(.616)	(.953)	(.944)	(.949)	(1.188)	(1.070)
Net asset value, end of period	$59.16	$58.99	$58.59	$57.39	$54.14	$50.45
Total ReturnB,C	1.34%	2.37%	3.76%	7.81%	9.80%	3.62%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	1.83%G	1.57%	1.43%	1.51%	1.82%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$91	$131	$90	$61	$4	$3
Portfolio turnover rateD	20%G	47%	33%	26%	38%	43%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total return would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2024 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	23.3	22.9
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	13.5	12.9
Fidelity Short-Term Bond Fund	13.5	12.9
Fidelity Strategic Real Return Fund	7.8	7.6
Fidelity Government Income Fund	7.8	7.6
Fidelity Series Broad Market Opportunities Fund	6.8	7.1
Fidelity Equity-Income Fund	5.9	6.2
Fidelity Large Cap Stock Fund	4.4	4.7
Fidelity Advisor Mid Cap II Fund Class I	4.1	4.3
Fidelity Series 100 Index Fund	3.8	4.0
	90.9	90.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	29.5%
International Equity Funds	2.9%
High Yield Fixed-Income Funds	1.7%
Investment Grade Fixed-Income Funds	38.9%
Short-Term Funds	27.0%

Six months ago
Domestic Equity Funds	30.9%
International Equity Funds	3.1%
High Yield Fixed-Income Funds	2.1%
Investment Grade Fixed-Income Funds	38.1%
Short-Term Funds	25.8%

Fidelity Income Replacement 2024 Fund℠

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 32.4%
	Shares	Value
Domestic Equity Funds - 29.5%
Fidelity Advisor Mid Cap II Fund Class I (a)	21,225	$420,892
Fidelity Blue Chip Growth Fund (a)	5,540	391,266
Fidelity Equity-Income Fund (a)	10,417	601,712
Fidelity Large Cap Stock Fund (a)	15,163	451,540
Fidelity Series 100 Index Fund (a)	26,545	391,266
Fidelity Series Broad Market Opportunities Fund (a)	42,692	691,611
Fidelity Series Small Cap Opportunities Fund (a)	4,278	60,273

TOTAL DOMESTIC EQUITY FUNDS		3,008,560

International Equity Funds - 2.9%
Fidelity Advisor International Discovery Fund Class I (a)	7,865	296,259
TOTAL EQUITY FUNDS
(Cost $2,769,127)		3,304,819

Fixed-Income Funds - 40.6%
High Yield Fixed-Income Funds - 1.7%
Fidelity Capital & Income Fund (a)	8,968	88,877
Fidelity Strategic Income Fund (a)	8,252	88,877

TOTAL HIGH YIELD FIXED-INCOME FUNDS		177,754

Investment Grade Fixed-Income Funds - 38.9%
Fidelity Government Income Fund (a)	77,973	793,769
Fidelity Strategic Real Return Fund (a)	89,997	793,770
Fidelity Total Bond Fund (a)	225,910	2,383,348

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,970,887

TOTAL FIXED-INCOME FUNDS
(Cost $4,204,952)		4,148,641

Short-Term Funds - 27.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47% (a)(b)	1,381,179	1,381,179
Fidelity Short-Term Bond Fund (a)	160,789	1,381,178
TOTAL SHORT-TERM FUNDS
(Cost $2,761,438)		2,762,357
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $9,735,517)		10,215,817
NET OTHER ASSETS (LIABILITIES) - 0.0%		(246)
NET ASSETS - 100%		$10,215,571

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$292,353	$76,922	$68,156	$5,002	$296,259
Fidelity Advisor Mid Cap II Fund Class I	403,149	112,793	112,915	2,007	420,892
Fidelity Blue Chip Growth Fund	374,286	105,632	95,934	888	391,266
Fidelity Capital & Income Fund	98,692	23,932	37,856	2,231	88,877
Fidelity Equity-Income Fund	575,395	144,124	153,743	8,948	601,712
Fidelity Government Income Fund	708,536	219,436	95,999	6,295	793,769
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	1,200,136	342,770	161,726	2,339	1,381,179
Fidelity Large Cap Stock Fund	432,012	107,154	126,166	4,051	451,540
Fidelity Series 100 Index Fund	374,286	93,583	89,463	8,973	391,266
Fidelity Series Broad Market Opportunities Fund	661,983	159,547	173,386	3,443	691,611
Fidelity Series Small Cap Opportunities Fund	57,726	14,159	16,972	310	60,273
Fidelity Short-Term Bond Fund	1,200,136	356,612	164,836	7,770	1,381,178
Fidelity Strategic Income Fund	98,692	23,469	33,182	1,768	88,877
Fidelity Strategic Real Return Fund	708,536	193,783	109,510	10,858	793,770
Fidelity Total Bond Fund	2,124,676	628,328	305,057	34,427	2,383,348
Total	$9,310,594	$2,602,244	$1,744,901	$99,310	$10,215,817

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2024 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $9,735,517) — See accompanying schedule		$10,215,817
Cash		3
Receivable for investments sold		161,938
Total assets		10,377,758
Liabilities
Payable for investments purchased	$18,068
Payable for fund shares redeemed	143,891
Distribution and service plan fees payable	228
Total liabilities		162,187
Net Assets		$10,215,571
Net Assets consist of:
Paid in capital		$9,737,623
Undistributed net investment income		2,611
Accumulated undistributed net realized gain (loss) on investments		(4,963)
Net unrealized appreciation (depreciation) on investments		480,300
Net Assets		$10,215,571
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($189,429 ÷ 3,207.92 shares)		$59.05
Maximum offering price per share (100/94.25 of $59.05)		$62.65
Class T:
Net Asset Value and redemption price per share ($146,253 ÷ 2,477.36 shares)		$59.04
Maximum offering price per share (100/96.50 of $59.04)		$61.18
Class C:
Net Asset Value and offering price per share ($151,406 ÷ 2,573.88 shares)(a)		$58.82
Income Replacement 2024:
Net Asset Value, offering price and redemption price per share ($9,674,650 ÷ 163,858.25 shares)		$59.04
Class I:
Net Asset Value, offering price and redemption price per share ($53,833 ÷ 911.84 shares)		$59.04

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$99,310
Expenses
Distribution and service plan fees	$1,374
Independent trustees' fees and expenses	23
Total expenses before reductions	1,397
Expense reductions	(23)	1,374
Net investment income (loss)		97,936
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(198)
Capital gain distributions from underlying funds	56,232
Total net realized gain (loss)		56,034
Change in net unrealized appreciation (depreciation) on underlying funds		48,074
Net gain (loss)		104,108
Net increase (decrease) in net assets resulting from operations		$202,044

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$97,936	$151,030
Net realized gain (loss)	56,034	63,128
Change in net unrealized appreciation (depreciation)	48,074	(57,966)
Net increase (decrease) in net assets resulting from operations	202,044	156,192
Distributions to shareholders from net investment income	(97,662)	(150,769)
Distributions to shareholders from net realized gain	(31,846)	(167,848)
Total distributions	(129,508)	(318,617)
Share transactions - net increase (decrease)	832,663	(703,127)
Total increase (decrease) in net assets	905,199	(865,552)
Net Assets
Beginning of period	9,310,372	10,175,924
End of period	$10,215,571	$9,310,372
Other Information
Undistributed net investment income end of period	$2,611	$2,337

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2024 Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.63	$59.28	$58.28	$54.77	$50.48	$49.85
Income from Investment Operations
Net investment income (loss)A	.500	.779	.718	.718	.840	.821
Net realized and unrealized gain (loss)	.585	.322	1.623	3.808	4.571	.771
Total from investment operations	1.085	1.101	2.341	4.526	5.411	1.592
Distributions from net investment income	(.486)	(.768)	(.704)	(.677)	(.900)	(.794)
Distributions from net realized gain	(.179)	(.983)	(.637)	(.339)	(.221)	(.168)
Total distributions	(.665)	(1.751)	(1.341)	(1.016)	(1.121)	(.962)
Net asset value, end of period	$59.05	$58.63	$59.28	$58.28	$54.77	$50.48
Total ReturnB,C,D	1.87%	1.99%	4.06%	8.32%	10.86%	3.29%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.70%G	1.37%	1.22%	1.27%	1.59%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$189	$190	$467	$220	$424	$213
Portfolio turnover rate E	35%G	49%	29%	30%	49%	65%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2024 Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.61	$59.27	$58.27	$54.78	$50.49	$49.87
Income from Investment Operations
Net investment income (loss)A	.426	.640	.572	.579	.706	.699
Net realized and unrealized gain (loss)	.595	.310	1.631	3.796	4.576	.769
Total from investment operations	1.021	.950	2.203	4.375	5.282	1.468
Distributions from net investment income	(.412)	(.627)	(.566)	(.546)	(.771)	(.680)
Distributions from net realized gain	(.179)	(.983)	(.637)	(.339)	(.221)	(.168)
Total distributions	(.591)	(1.610)	(1.203)	(.885)	(.992)	(.848)
Net asset value, end of period	$59.04	$58.61	$59.27	$58.27	$54.78	$50.49
Total ReturnB,C,D	1.76%	1.72%	3.82%	8.04%	10.59%	3.03%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.45%G	1.12%	.97%	1.02%	1.34%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$146	$153	$334	$190	$190	$175
Portfolio turnover rate E	35%G	49%	29%	30%	49%	65%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2024 Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.41	$59.07	$58.11	$54.66	$50.43	$49.82
Income from Investment Operations
Net investment income (loss)A	.278	.351	.276	.295	.444	.454
Net realized and unrealized gain (loss)	.583	.321	1.618	3.791	4.564	.761
Total from investment operations	.861	.672	1.894	4.086	5.008	1.215
Distributions from net investment income	(.272)	(.349)	(.297)	(.297)	(.557)	(.437)
Distributions from net realized gain	(.179)	(.983)	(.637)	(.339)	(.221)	(.168)
Total distributions	(.451)	(1.332)	(.934)	(.636)	(.778)	(.605)
Net asset value, end of period	$58.82	$58.41	$59.07	$58.11	$54.66	$50.43
Total ReturnB,C,D	1.48%	1.23%	3.29%	7.51%	10.03%	2.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.95%G	.62%	.47%	.52%	.84%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$151	$159	$168	$156	$113	$170
Portfolio turnover rate E	35%G	49%	29%	30%	49%	65%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2024 Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.62	$59.28	$58.27	$54.77	$50.49	$49.86
Income from Investment Operations
Net investment income (loss)A	.573	.920	.866	.866	.969	.942
Net realized and unrealized gain (loss)	.585	.317	1.628	3.805	4.563	.775
Total from investment operations	1.158	1.237	2.494	4.671	5.532	1.717
Distributions from net investment income	(.559)	(.914)	(.847)	(.832)	(1.031)	(.919)
Distributions from net realized gain	(.179)	(.983)	(.637)	(.339)	(.221)	(.168)
Total distributions	(.738)	(1.897)	(1.484)	(1.171)	(1.252)	(1.087)
Net asset value, end of period	$59.04	$58.62	$59.28	$58.27	$54.77	$50.49
Total ReturnB,C	1.99%	2.24%	4.33%	8.60%	11.12%	3.55%
Ratios to Average Net AssetsD,E
Expenses before reductions F	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	1.95%G	1.62%	1.47%	1.52%	1.84%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$9,675	$8,756	$9,139	$6,818	$2,108	$1,521
Portfolio turnover rate D	35%G	49%	29%	30%	49%	65%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2024 Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.62	$59.27	$58.26	$54.77	$50.48	$49.86
Income from Investment Operations
Net investment income (loss)A	.573	.921	.864	.863	.969	.944
Net realized and unrealized gain (loss)	.585	.326	1.630	3.798	4.573	.763
Total from investment operations	1.158	1.247	2.494	4.661	5.542	1.707
Distributions from net investment income	(.559)	(.914)	(.847)	(.832)	(1.031)	(.919)
Distributions from net realized gain	(.179)	(.983)	(.637)	(.339)	(.221)	(.168)
Total distributions	(.738)	(1.897)	(1.484)	(1.171)	(1.252)	(1.087)
Net asset value, end of period	$59.04	$58.62	$59.27	$58.26	$54.77	$50.48
Total ReturnB,C	1.99%	2.26%	4.33%	8.58%	11.14%	3.53%
Ratios to Average Net AssetsD,E
Expenses before reductions F	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	1.95%G	1.62%	1.47%	1.52%	1.84%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$54	$53	$68	$30	$27	$25
Portfolio turnover rate D	35%G	49%	29%	30%	49%	65%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2026 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	21.6	21.2
Fidelity Short-Term Bond Fund	11.3	10.8
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	11.2	10.8
Fidelity Series Broad Market Opportunities Fund	8.0	8.2
Fidelity Strategic Real Return Fund	7.2	7.1
Fidelity Government Income Fund	7.2	7.1
Fidelity Equity-Income Fund	7.0	7.2
Fidelity Large Cap Stock Fund	5.2	5.4
Fidelity Advisor Mid Cap II Fund Class I	4.9	5.0
Fidelity Series 100 Index Fund	4.5	4.7
	88.1	87.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	34.8%
International Equity Funds	3.9%
High Yield Fixed-Income Funds	2.8%
Investment Grade Fixed-Income Funds	36.0%
Short-Term Funds	22.5%

Six months ago
Domestic Equity Funds	35.9%
International Equity Funds	4.1%
High Yield Fixed-Income Funds	3.0%
Investment Grade Fixed-Income Funds	35.4%
Short-Term Funds	21.6%

Fidelity Income Replacement 2026 Fund℠

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 38.7%
	Shares	Value
Domestic Equity Funds - 34.8%
Fidelity Advisor Mid Cap II Fund Class I (a)	27,549	$546,290
Fidelity Blue Chip Growth Fund (a)	7,196	508,150
Fidelity Equity-Income Fund (a)	13,517	780,734
Fidelity Large Cap Stock Fund (a)	19,663	585,551
Fidelity Series 100 Index Fund (a)	34,474	508,150
Fidelity Series Broad Market Opportunities Fund (a)	55,464	898,517
Fidelity Series Small Cap Opportunities Fund (a)	5,573	78,522

TOTAL DOMESTIC EQUITY FUNDS		3,905,914

International Equity Funds - 3.9%
Fidelity Advisor International Discovery Fund Class I (a)	11,465	431,872
TOTAL EQUITY FUNDS
(Cost $3,800,661)		4,337,786

Fixed-Income Funds - 38.8%
High Yield Fixed-Income Funds - 2.8%
Fidelity Capital & Income Fund (a)	15,847	157,044
Fidelity Strategic Income Fund (a)	14,582	157,044

TOTAL HIGH YIELD FIXED-INCOME FUNDS		314,088

Investment Grade Fixed-Income Funds - 36.0%
Fidelity Government Income Fund (a)	79,338	807,656
Fidelity Strategic Real Return Fund (a)	91,571	807,656
Fidelity Total Bond Fund (a)	229,772	2,424,092

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,039,404

TOTAL FIXED-INCOME FUNDS
(Cost $4,387,922)		4,353,492

Short-Term Funds - 22.5%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47% (a)(b)	1,262,825	1,262,825
Fidelity Short-Term Bond Fund (a)	147,041	1,263,085
TOTAL SHORT-TERM FUNDS
(Cost $2,525,804)		2,525,910
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $10,714,387)		11,217,188
NET OTHER ASSETS (LIABILITIES) - 0.0%		(433)
NET ASSETS - 100%		$11,216,755

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$341,529	$152,504	$57,822	$6,351	$431,872
Fidelity Advisor Mid Cap II Fund Class I	420,215	190,429	86,429	2,269	546,290
Fidelity Blue Chip Growth Fund	390,917	177,169	70,341	909	508,150
Fidelity Capital & Income Fund	125,562	50,901	25,405	2,971	157,044
Fidelity Equity-Income Fund	601,025	249,986	111,756	9,506	780,734
Fidelity Government Income Fund	593,491	304,151	57,828	5,348	807,656
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	903,211	448,830	89,216	1,793	1,262,825
Fidelity Large Cap Stock Fund	450,350	186,990	94,566	4,700	585,551
Fidelity Series 100 Index Fund	390,917	163,505	61,996	10,091	508,150
Fidelity Series Broad Market Opportunities Fund	690,592	284,971	129,226	3,888	898,517
Fidelity Series Small Cap Opportunities Fund	60,270	26,292	14,382	322	78,522
Fidelity Short-Term Bond Fund	903,211	457,249	89,043	5,978	1,263,085
Fidelity Strategic Income Fund	125,562	51,232	19,859	2,348	157,044
Fidelity Strategic Real Return Fund	593,491	274,383	62,039	9,058	807,656
Fidelity Total Bond Fund	1,780,471	871,462	174,573	29,266	2,424,092
Total	$8,370,814	$3,890,054	$1,144,481	$94,798	$11,217,188

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2026 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $10,714,387) — See accompanying schedule		$11,217,188
Cash		2
Receivable for investments sold		80,404
Total assets		11,297,594
Liabilities
Payable for investments purchased	$77,076
Payable for fund shares redeemed	3,308
Distribution and service plan fees payable	455
Total liabilities		80,839
Net Assets		$11,216,755
Net Assets consist of:
Paid in capital		$10,765,610
Undistributed net investment income		2,559
Accumulated undistributed net realized gain (loss) on investments		(54,215)
Net unrealized appreciation (depreciation) on investments		502,801
Net Assets		$11,216,755
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($560,176 ÷ 9,211.30 shares)		$60.81
Maximum offering price per share (100/94.25 of $60.81)		$64.52
Class T:
Net Asset Value and redemption price per share ($299,287 ÷ 4,918.28 shares)		$60.85
Maximum offering price per share (100/96.50 of $60.85)		$63.06
Class C:
Net Asset Value and offering price per share ($255,222 ÷ 4,214.34 shares)(a)		$60.56
Income Replacement 2026:
Net Asset Value, offering price and redemption price per share ($10,071,055 ÷ 165,577.26 shares)		$60.82
Class I:
Net Asset Value, offering price and redemption price per share ($31,015 ÷ 509.92 shares)		$60.82

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$94,798
Expenses
Distribution and service plan fees	$2,722
Independent trustees' fees and expenses	21
Total expenses before reductions	2,743
Expense reductions	(21)	2,722
Net investment income (loss)		92,076
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,182)
Capital gain distributions from underlying funds	58,878
Total net realized gain (loss)		57,696
Change in net unrealized appreciation (depreciation) on underlying funds		101,978
Net gain (loss)		159,674
Net increase (decrease) in net assets resulting from operations		$251,750

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$92,076	$126,792
Net realized gain (loss)	57,696	71,839
Change in net unrealized appreciation (depreciation)	101,978	18,448
Net increase (decrease) in net assets resulting from operations	251,750	217,079
Distributions to shareholders from net investment income	(91,535)	(126,167)
Distributions to shareholders from net realized gain	(48,306)	(79,217)
Total distributions	(139,841)	(205,384)
Share transactions - net increase (decrease)	2,734,503	1,027,483
Total increase (decrease) in net assets	2,846,412	1,039,178
Net Assets
Beginning of period	8,370,343	7,331,165
End of period	$11,216,755	$8,370,343
Other Information
Undistributed net investment income end of period	$2,559	$2,018

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2026 Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.26	$60.57	$58.78	$54.81	$50.09	$49.53
Income from Investment Operations
Net investment income (loss)A	.543	.801	.724	.735	.906	.793
Net realized and unrealized gain (loss)	.851	.274	1.910	4.084	4.920	.712
Total from investment operations	1.394	1.075	2.634	4.819	5.826	1.505
Distributions from net investment income	(.517)	(.785)	(.698)	(.708)	(.879)	(.789)
Distributions from net realized gain	(.327)	(.600)	(.146)	(.141)	(.227)	(.156)
Total distributions	(.844)	(1.385)	(.844)	(.849)	(1.106)	(.945)
Net asset value, end of period	$60.81	$60.26	$60.57	$58.78	$54.81	$50.09
Total ReturnB,C,D	2.34%	1.88%	4.50%	8.84%	11.79%	3.13%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.80%G	1.38%	1.21%	1.28%	1.73%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$560	$577	$727	$526	$304	$139
Portfolio turnover rateE	25%G	45%	35%	27%	45%	60%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2026 Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.30	$60.61	$58.83	$54.82	$50.08	$49.53
Income from Investment Operations
Net investment income (loss)A	.468	.655	.574	.587	.781	.668
Net realized and unrealized gain (loss)	.851	.276	1.910	4.098	4.911	.713
Total from investment operations	1.319	.931	2.484	4.685	5.692	1.381
Distributions from net investment income	(.442)	(.641)	(.558)	(.534)	(.725)	(.675)
Distributions from net realized gain	(.327)	(.600)	(.146)	(.141)	(.227)	(.156)
Total distributions	(.769)	(1.241)	(.704)	(.675)	(.952)	(.831)
Net asset value, end of period	$60.85	$60.30	$60.61	$58.83	$54.82	$50.08
Total ReturnB,C,D	2.21%	1.63%	4.24%	8.58%	11.50%	2.87%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.55%G	1.13%	.96%	1.03%	1.48%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$299	$308	$328	$39	$85	$298
Portfolio turnover rateE	25%G	45%	35%	27%	45%	60%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2026 Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.03	$60.40	$58.69	$54.76	$50.12	$49.49
Income from Investment Operations
Net investment income (loss)A	.316	.360	.278	.303	.508	.430
Net realized and unrealized gain (loss)	.849	.276	1.899	4.086	4.915	.730
Total from investment operations	1.165	.636	2.177	4.389	5.423	1.160
Distributions from net investment income	(.308)	(.406)	(.321)	(.318)	(.556)	(.374)
Distributions from net realized gain	(.327)	(.600)	(.146)	(.141)	(.227)	(.156)
Total distributions	(.635)	(1.006)	(.467)	(.459)	(.783)	(.530)
Net asset value, end of period	$60.56	$60.03	$60.40	$58.69	$54.76	$50.12
Total ReturnB,C,D	1.96%	1.12%	3.72%	8.04%	10.93%	2.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.00%	.99%H	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%G	1.00%	.99%H	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%G	1.00%	.99%H	1.00%	1.00%	1.00%
Net investment income (loss)	1.05%G	.62%	.47%	.53%	.97%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$255	$250	$86	$33	$31	$9
Portfolio turnover rateE	25%G	45%	35%	27%	45%	60%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuations of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2026 Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.27	$60.58	$58.79	$54.81	$50.09	$49.53
Income from Investment Operations
Net investment income (loss)A	.617	.945	.874	.878	1.040	.913
Net realized and unrealized gain (loss)	.852	.277	1.909	4.094	4.914	.711
Total from investment operations	1.469	1.222	2.783	4.972	5.954	1.624
Distributions from net investment income	(.592)	(.932)	(.847)	(.851)	(1.007)	(.908)
Distributions from net realized gain	(.327)	(.600)	(.146)	(.141)	(.227)	(.156)
Total distributions	(.919)	(1.532)	(.993)	(.992)	(1.234)	(1.064)
Net asset value, end of period	$60.82	$60.27	$60.58	$58.79	$54.81	$50.09
Total ReturnB,C	2.47%	2.14%	4.76%	9.13%	12.06%	3.39%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.05%G	1.63%	1.46%	1.53%	1.98%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$10,071	$7,205	$6,160	$3,677	$1,702	$1,309
Portfolio turnover rateD	25%G	45%	35%	27%	45%	60%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2026 Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.27	$60.58	$58.79	$54.81	$50.09	$49.53
Income from Investment Operations
Net investment income (loss)A	.617	.945	.875	.877	1.039	.912
Net realized and unrealized gain (loss)	.852	.277	1.908	4.095	4.915	.712
Total from investment operations	1.469	1.222	2.783	4.972	5.954	1.624
Distributions from net investment income	(.592)	(.932)	(.847)	(.851)	(1.007)	(.908)
Distributions from net realized gain	(.327)	(.600)	(.146)	(.141)	(.227)	(.156)
Total distributions	(.919)	(1.532)	(.993)	(.992)	(1.234)	(1.064)
Net asset value, end of period	$60.82	$60.27	$60.58	$58.79	$54.81	$50.09
Total ReturnB,C	2.47%	2.14%	4.76%	9.13%	12.06%	3.39%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.05%G	1.63%	1.46%	1.53%	1.98%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$31	$30	$31	$30	$27	$24
Portfolio turnover rateD	25%G	45%	35%	27%	45%	60%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2028 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	20.3	19.9
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	9.6	9.3
Fidelity Short-Term Bond Fund	9.6	9.3
Fidelity Series Broad Market Opportunities Fund	8.9	9.1
Fidelity Equity-Income Fund	7.8	7.9
Fidelity Strategic Real Return Fund	6.8	6.7
Fidelity Government Income Fund	6.7	6.7
Fidelity Large Cap Stock Fund	5.8	5.9
Fidelity Advisor Mid Cap II Fund Class I	5.4	5.5
Fidelity Series 100 Index Fund	5.0	5.1
	85.9	85.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	38.8%
International Equity Funds	4.7%
High Yield Fixed-Income Funds	3.5%
Investment Grade Fixed-Income Funds	33.8%
Short-Term Funds	19.2%

Six months ago
Domestic Equity Funds	39.4%
International Equity Funds	5.0%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	33.3%
Short-Term Funds	18.6%

Fidelity Income Replacement 2028 Fund℠

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 43.5%
	Shares	Value
Domestic Equity Funds - 38.8%
Fidelity Advisor Mid Cap II Fund Class I (a)	67,434	$1,337,213
Fidelity Blue Chip Growth Fund (a)	17,575	1,241,170
Fidelity Equity-Income Fund (a)	33,043	1,908,545
Fidelity Large Cap Stock Fund (a)	48,128	1,433,256
Fidelity Series 100 Index Fund (a)	84,204	1,241,170
Fidelity Series Broad Market Opportunities Fund (a)	135,597	2,196,674
Fidelity Series Small Cap Opportunities Fund (a)	13,633	192,086

TOTAL DOMESTIC EQUITY FUNDS		9,550,114

International Equity Funds - 4.7%
Fidelity Advisor International Discovery Fund Class I (a)	31,183	1,174,679
TOTAL EQUITY FUNDS
(Cost $9,003,721)		10,724,793

Fixed-Income Funds - 37.3%
High Yield Fixed-Income Funds - 3.5%
Fidelity Capital & Income Fund (a)	43,984	435,884
Fidelity Strategic Income Fund (a)	40,472	435,885

TOTAL HIGH YIELD FIXED-INCOME FUNDS		871,769

Investment Grade Fixed-Income Funds - 33.8%
Fidelity Government Income Fund (a)	163,288	1,662,276
Fidelity Strategic Real Return Fund (a)	188,467	1,662,281
Fidelity Total Bond Fund (a)	472,684	4,986,820

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		8,311,377

TOTAL FIXED-INCOME FUNDS
(Cost $9,261,542)		9,183,146

Short-Term Funds - 19.2%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47% (a)(b)	2,359,206	2,359,206
Fidelity Short-Term Bond Fund (a)	274,645	2,359,203
TOTAL SHORT-TERM FUNDS
(Cost $4,711,021)		4,718,409
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $22,976,284)		24,626,348
NET OTHER ASSETS (LIABILITIES) - 0.0%		(437)
NET ASSETS - 100%		$24,625,911

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$1,470,389	$102,288	$373,905	$21,033	$1,174,679
Fidelity Advisor Mid Cap II Fund Class I	1,629,829	106,787	458,117	6,758	1,337,213
Fidelity Blue Chip Growth Fund	1,514,678	101,885	396,991	3,042	1,241,170
Fidelity Capital & Income Fund	543,276	17,139	144,560	10,870	435,884
Fidelity Equity-Income Fund	2,329,592	79,800	625,399	30,925	1,908,545
Fidelity Government Income Fund	1,966,423	182,249	395,277	14,762	1,662,276
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	2,742,954	182,459	566,207	4,469	2,359,206
Fidelity Large Cap Stock Fund	1,747,932	52,887	500,723	13,982	1,433,256
Fidelity Series 100 Index Fund	1,514,678	57,290	373,709	29,963	1,241,170
Fidelity Series Broad Market Opportunities Fund	2,680,950	84,681	713,898	11,579	2,196,674
Fidelity Series Small Cap Opportunities Fund	233,254	9,412	68,678	1,069	192,086
Fidelity Short-Term Bond Fund	2,742,954	201,201	564,265	14,789	2,359,203
Fidelity Strategic Income Fund	543,276	21,066	127,977	8,631	435,885
Fidelity Strategic Real Return Fund	1,966,424	105,045	407,015	25,137	1,662,281
Fidelity Total Bond Fund	5,899,267	448,837	1,208,444	80,493	4,986,820
Total	$29,525,876	$1,753,026	$6,925,165	$277,502	$24,626,348

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2028 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $22,976,284) — See accompanying schedule		$24,626,348
Cash		2
Receivable for investments sold		215,807
Receivable for fund shares sold		802
Total assets		24,842,959
Liabilities
Payable for investments purchased	$158,719
Payable for fund shares redeemed	57,927
Distribution and service plan fees payable	402
Total liabilities		217,048
Net Assets		$24,625,911
Net Assets consist of:
Paid in capital		$22,985,104
Undistributed net investment income		5,561
Accumulated undistributed net realized gain (loss) on investments		(14,818)
Net unrealized appreciation (depreciation) on investments		1,650,064
Net Assets		$24,625,911
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($378,542 ÷ 6,139.10 shares)		$61.66
Maximum offering price per share (100/94.25 of $61.66)		$65.42
Class T:
Net Asset Value and redemption price per share ($367,195 ÷ 5,955.70 shares)		$61.65
Maximum offering price per share (100/96.50 of $61.65)		$63.89
Class C:
Net Asset Value and offering price per share ($204,643 ÷ 3,332.30 shares)(a)		$61.41
Income Replacement 2028:
Net Asset Value, offering price and redemption price per share ($23,620,056 ÷ 383,127.50 shares)		$61.65
Class I:
Net Asset Value, offering price and redemption price per share ($55,475 ÷ 899.80 shares)		$61.65

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$277,502
Expenses
Distribution and service plan fees	$2,604
Independent trustees' fees and expenses	62
Total expenses before reductions	2,666
Expense reductions	(62)	2,604
Net investment income (loss)		274,898
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(42,281)
Capital gain distributions from underlying funds	176,825
Total net realized gain (loss)		134,544
Change in net unrealized appreciation (depreciation) on underlying funds		314,891
Net gain (loss)		449,435
Net increase (decrease) in net assets resulting from operations		$724,333

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$274,898	$478,240
Net realized gain (loss)	134,544	330,471
Change in net unrealized appreciation (depreciation)	314,891	(163,247)
Net increase (decrease) in net assets resulting from operations	724,333	645,464
Distributions to shareholders from net investment income	(276,567)	(476,597)
Distributions to shareholders from net realized gain	(164,913)	(478,870)
Total distributions	(441,480)	(955,467)
Share transactions - net increase (decrease)	(5,182,337)	2,040,175
Total increase (decrease) in net assets	(4,899,484)	1,730,172
Net Assets
Beginning of period	29,525,395	27,795,223
End of period	$24,625,911	$29,525,395
Other Information
Undistributed net investment income end of period	$5,561	$7,230

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2028 Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.95	$61.71	$59.76	$55.54	$50.43	$49.92
Income from Investment Operations
Net investment income (loss)A	.538	.815	.758	.733	.868	.792
Net realized and unrealized gain (loss)	1.084	.196	2.089	4.363	5.348	.666
Total from investment operations	1.622	1.011	2.847	5.096	6.216	1.458
Distributions from net investment income	(.553)	(.798)	(.749)	(.713)	(.879)	(.794)
Distributions from net realized gain	(.359)	(.973)	(.148)	(.163)	(.227)	(.154)
Total distributions	(.912)	(1.771)	(.897)	(.876)	(1.106)	(.948)
Net asset value, end of period	$61.66	$60.95	$61.71	$59.76	$55.54	$50.43
Total ReturnB,C,D	2.69%	1.78%	4.79%	9.23%	12.49%	3.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.76%G	1.38%	1.24%	1.25%	1.64%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$379	$494	$832	$699	$122	$133
Portfolio turnover rateE	13%G	47%	28%	18%	34%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2028 Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.94	$61.71	$59.77	$55.55	$50.46	$49.94
Income from Investment Operations
Net investment income (loss)A	.462	.667	.604	.580	.738	.672
Net realized and unrealized gain (loss)	1.082	.189	2.087	4.379	5.346	.678
Total from investment operations	1.544	.856	2.691	4.959	6.084	1.350
Distributions from net investment income	(.475)	(.653)	(.603)	(.576)	(.767)	(.676)
Distributions from net realized gain	(.359)	(.973)	(.148)	(.163)	(.227)	(.154)
Total distributions	(.834)	(1.626)	(.751)	(.739)	(.994)	(.830)
Net asset value, end of period	$61.65	$60.94	$61.71	$59.77	$55.55	$50.46
Total ReturnB,C,D	2.56%	1.51%	4.52%	8.97%	12.21%	2.79%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.51%G	1.13%	.99%	1.00%	1.39%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$367	$419	$466	$338	$326	$128
Portfolio turnover rateE	13%G	47%	28%	18%	34%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2028 Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.72	$61.52	$59.65	$55.49	$50.44	$49.94
Income from Investment Operations
Net investment income (loss)A	.308	.370	.296	.293	.471	.427
Net realized and unrealized gain (loss)	1.077	.197	2.081	4.369	5.346	.662
Total from investment operations	1.385	.567	2.377	4.662	5.817	1.089
Distributions from net investment income	(.336)	(.394)	(.359)	(.339)	(.540)	(.435)
Distributions from net realized gain	(.359)	(.973)	(.148)	(.163)	(.227)	(.154)
Total distributions	(.695)	(1.367)	(.507)	(.502)	(.767)	(.589)
Net asset value, end of period	$61.41	$60.72	$61.52	$59.65	$55.49	$50.44
Total ReturnB,C,D	2.30%	1.02%	4.00%	8.43%	11.65%	2.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.01%G	.63%	.49%	.50%	.89%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$205	$213	$177	$37	$18	$33
Portfolio turnover rateE	13%G	47%	28%	18%	34%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2028 Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.94	$61.71	$59.76	$55.54	$50.44	$49.92
Income from Investment Operations
Net investment income (loss)A	.614	.959	.910	.874	1.003	.914
Net realized and unrealized gain (loss)	1.086	.194	2.088	4.376	5.340	.680
Total from investment operations	1.700	1.153	2.998	5.250	6.343	1.594
Distributions from net investment income	(.631)	(.950)	(.900)	(.867)	(1.016)	(.920)
Distributions from net realized gain	(.359)	(.973)	(.148)	(.163)	(.227)	(.154)
Total distributions	(.990)	(1.923)	(1.048)	(1.030)	(1.243)	(1.074)
Net asset value, end of period	$61.65	$60.94	$61.71	$59.76	$55.54	$50.44
Total ReturnB,C	2.82%	2.03%	5.05%	9.52%	12.76%	3.30%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.01%G	1.63%	1.49%	1.50%	1.89%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$23,620	$28,337	$26,020	$21,766	$7,494	$5,405
Portfolio turnover rateD	13%G	47%	28%	18%	34%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2028 Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.94	$61.71	$59.76	$55.54	$50.44	$49.92
Income from Investment Operations
Net investment income (loss)A	.614	.978	.906	.871	1.011	.916
Net realized and unrealized gain (loss)	1.086	.175	2.092	4.379	5.332	.678
Total from investment operations	1.700	1.153	2.998	5.250	6.343	1.594
Distributions from net investment income	(.631)	(.950)	(.900)	(.867)	(1.016)	(.920)
Distributions from net realized gain	(.359)	(.973)	(.148)	(.163)	(.227)	(.154)
Total distributions	(.990)	(1.923)	(1.048)	(1.030)	(1.243)	(1.074)
Net asset value, end of period	$61.65	$60.94	$61.71	$59.76	$55.54	$50.44
Total ReturnB,C	2.82%	2.03%	5.05%	9.52%	12.76%	3.30%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.01%G	1.63%	1.49%	1.50%	1.89%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$55	$62	$300	$91	$83	$24
Portfolio turnover rateD	13%G	47%	28%	18%	34%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2030 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	19.4	19.0
Fidelity Series Broad Market Opportunities Fund	9.5	9.6
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	8.5	8.3
Fidelity Short-Term Bond Fund	8.4	8.3
Fidelity Equity-Income Fund	8.2	8.4
Fidelity Strategic Real Return Fund	6.5	6.4
Fidelity Government Income Fund	6.4	6.4
Fidelity Large Cap Stock Fund	6.2	6.3
Fidelity Advisor Mid Cap II Fund Class I	5.8	5.8
Fidelity Advisor International Discovery Fund Class I	5.6	5.8
	84.5	84.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	41.2%
International Equity Funds	5.6%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.3%
Short-Term Funds	16.9%

Six months ago
Domestic Equity Funds	41.7%
International Equity Funds	5.8%
High Yield Fixed-Income Funds	4.1%
Investment Grade Fixed-Income Funds	31.8%
Short-Term Funds	16.6%

Fidelity Income Replacement 2030 Fund℠

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 46.8%
	Shares	Value
Domestic Equity Funds - 41.2%
Fidelity Advisor Mid Cap II Fund Class I (a)	39,229	$777,910
Fidelity Blue Chip Growth Fund (a)	10,233	722,634
Fidelity Equity-Income Fund (a)	19,257	1,112,263
Fidelity Large Cap Stock Fund (a)	27,978	833,186
Fidelity Series 100 Index Fund (a)	49,025	722,634
Fidelity Series Broad Market Opportunities Fund (a)	78,895	1,278,092
Fidelity Series Small Cap Opportunities Fund (a)	7,846	110,552

TOTAL DOMESTIC EQUITY FUNDS		5,557,271

International Equity Funds - 5.6%
Fidelity Advisor International Discovery Fund Class I (a)	20,042	754,991
TOTAL EQUITY FUNDS
(Cost $5,068,115)		6,312,262

Fixed-Income Funds - 36.3%
High Yield Fixed-Income Funds - 4.0%
Fidelity Capital & Income Fund (a)	27,345	270,988
Fidelity Strategic Income Fund (a)	25,161	270,988

TOTAL HIGH YIELD FIXED-INCOME FUNDS		541,976

Investment Grade Fixed-Income Funds - 32.3%
Fidelity Government Income Fund (a)	85,289	868,239
Fidelity Strategic Real Return Fund (a)	98,440	868,239
Fidelity Total Bond Fund (a)	247,148	2,607,414

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,343,892

TOTAL FIXED-INCOME FUNDS
(Cost $4,919,286)		4,885,868

Short-Term Funds - 16.9%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47% (a)(b)	1,141,924	1,141,924
Fidelity Short-Term Bond Fund (a)	132,936	1,141,923
TOTAL SHORT-TERM FUNDS
(Cost $2,278,115)		2,283,847
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $12,265,516)		13,481,977
NET OTHER ASSETS (LIABILITIES) - 0.0%		(190)
NET ASSETS - 100%		$13,481,787

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$824,854	$73,804	$131,528	$12,160	$754,991
Fidelity Advisor Mid Cap II Fund Class I	830,543	68,275	151,727	3,540	777,910
Fidelity Blue Chip Growth Fund	770,812	65,577	125,933	1,581	722,634
Fidelity Capital & Income Fund	294,387	14,432	49,102	6,040	270,988
Fidelity Equity-Income Fund	1,186,083	71,779	209,999	16,081	1,112,263
Fidelity Government Income Fund	903,073	110,500	103,276	6,925	868,239
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	1,181,817	105,160	145,053	1,958	1,141,924
Fidelity Large Cap Stock Fund	888,851	42,744	167,100	7,349	833,186
Fidelity Series 100 Index Fund	770,812	42,986	113,462	15,740	722,634
Fidelity Series Broad Market Opportunities Fund	1,363,854	66,933	229,445	6,071	1,278,092
Fidelity Series Small Cap Opportunities Fund	118,039	7,502	24,479	554	110,552
Fidelity Short-Term Bond Fund	1,181,817	113,289	144,197	6,479	1,141,923
Fidelity Strategic Income Fund	294,387	17,321	40,631	4,795	270,988
Fidelity Strategic Real Return Fund	903,073	74,348	108,593	11,753	868,239
Fidelity Total Bond Fund	2,709,220	287,541	319,073	37,794	2,607,414
Total	$14,221,622	$1,162,191	$2,063,598	$138,820	$13,481,977

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2030 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $12,265,516) — See accompanying schedule		$13,481,977
Cash		2
Receivable for investments sold		77,752
Receivable for fund shares sold		59,849
Total assets		13,619,580
Liabilities
Payable for investments purchased	$112,445
Payable for fund shares redeemed	25,146
Distribution and service plan fees payable	202
Total liabilities		137,793
Net Assets		$13,481,787
Net Assets consist of:
Paid in capital		$12,234,895
Undistributed net investment income		2,998
Accumulated undistributed net realized gain (loss) on investments		27,433
Net unrealized appreciation (depreciation) on investments		1,216,461
Net Assets		$13,481,787
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($129,451 ÷ 2,130.09 shares)		$60.77
Maximum offering price per share (100/94.25 of $60.77)		$64.48
Class T:
Net Asset Value and redemption price per share ($16,336 ÷ 268.33 shares)		$60.88
Maximum offering price per share (100/96.50 of $60.88)		$63.09
Class C:
Net Asset Value and offering price per share ($199,903 ÷ 3,307.95 shares)(a)		$60.43
Income Replacement 2030:
Net Asset Value, offering price and redemption price per share ($13,104,467 ÷ 215,650.47 shares)		$60.77
Class I:
Net Asset Value, offering price and redemption price per share ($31,630 ÷ 520.47 shares)		$60.77

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$138,820
Expenses
Distribution and service plan fees	$1,206
Independent trustees' fees and expenses	31
Total expenses before reductions	1,237
Expense reductions	(31)	1,206
Net investment income (loss)		137,614
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	12,345
Capital gain distributions from underlying funds	90,637
Total net realized gain (loss)		102,982
Change in net unrealized appreciation (depreciation) on underlying funds		149,416
Net gain (loss)		252,398
Net increase (decrease) in net assets resulting from operations		$390,012

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$137,614	$248,184
Net realized gain (loss)	102,982	184,594
Change in net unrealized appreciation (depreciation)	149,416	(282,030)
Net increase (decrease) in net assets resulting from operations	390,012	150,748
Distributions to shareholders from net investment income	(137,952)	(248,283)
Distributions to shareholders from net realized gain	(107,778)	(388,383)
Total distributions	(245,730)	(636,666)
Share transactions - net increase (decrease)	(883,930)	(3,054,764)
Total increase (decrease) in net assets	(739,648)	(3,540,682)
Net Assets
Beginning of period	14,221,435	17,762,117
End of period	$13,481,787	$14,221,435
Other Information
Undistributed net investment income end of period	$2,998	$3,336

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2030 Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.07	$61.33	$59.84	$55.45	$50.12	$49.65
Income from Investment Operations
Net investment income (loss)A	.542	.799	.747	.740	.886	.815
Net realized and unrealized gain (loss)	1.185	.112B	2.210	4.505	5.568	.598
Total from investment operations	1.727	.911	2.957	5.245	6.454	1.413
Distributions from net investment income	(.552)	(.794)	(.746)	(.700)	(.896)	(.796)
Distributions from net realized gain	(.475)	(1.377)	(.721)	(.155)	(.228)	(.147)
Total distributions	(1.027)	(2.171)	(1.467)	(.855)	(1.124)	(.943)
Net asset value, end of period	$60.77	$60.07	$61.33	$59.84	$55.45	$50.12
Total ReturnC,D,E	2.91%	1.67%	5.00%	9.51%	13.06%	2.94%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.80%H	1.38%	1.23%	1.27%	1.67%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$129	$156	$285	$257	$145	$86
Portfolio turnover rate F	17%H	26%	26%	27%	32%	50%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2030 Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.19	$61.44	$59.95	$55.55	$50.20	$49.67
Income from Investment Operations
Net investment income (loss)A	.467	.658	.600	.597	.745	.715
Net realized and unrealized gain (loss)	1.182	.118B	2.211	4.507	5.590	.598
Total from investment operations	1.649	.776	2.811	5.104	6.335	1.313
Distributions from net investment income	(.484)	(.649)	(.600)	(.549)	(.757)	(.636)
Distributions from net realized gain	(.475)	(1.377)	(.721)	(.155)	(.228)	(.147)
Total distributions	(.959)	(2.026)	(1.321)	(.704)	(.985)	(.783)
Net asset value, end of period	$60.88	$60.19	$61.44	$59.95	$55.55	$50.20
Total ReturnC,D,E	2.77%	1.43%	4.74%	9.23%	12.78%	2.72%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.50%	.50%	.50%	.51%I	.50%
Expenses net of fee waivers, if any	.50%H	.50%	.50%	.50%	.51%I	.46%
Expenses net of all reductions	.50%H	.50%	.50%	.50%	.51%I	.46%
Net investment income (loss)	1.55%H	1.13%	.99%	1.03%	1.41%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$16	$16	$21	$17	$15	$13
Portfolio turnover rate F	17%H	26%	26%	27%	32%	50%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2030 Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.76	$61.06	$59.64	$55.33	$50.07	$49.61
Income from Investment Operations
Net investment income (loss)A	.314	.361	.291	.303	.486	.451
Net realized and unrealized gain (loss)	1.174	.115B	2.202	4.486	5.561	.604
Total from investment operations	1.488	.476	2.493	4.789	6.047	1.055
Distributions from net investment income	(.343)	(.399)	(.352)	(.324)	(.559)	(.448)
Distributions from net realized gain	(.475)	(1.377)	(.721)	(.155)	(.228)	(.147)
Total distributions	(.818)	(1.776)	(1.073)	(.479)	(.787)	(.595)
Net asset value, end of period	$60.43	$59.76	$61.06	$59.64	$55.33	$50.07
Total ReturnC,D,E	2.52%	.92%	4.22%	8.68%	12.21%	2.19%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.05%H	.63%	.48%	.52%	.92%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$200	$200	$345	$353	$315	$312
Portfolio turnover rate F	17%H	26%	26%	27%	32%	50%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2030 Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.07	$61.33	$59.84	$55.45	$50.12	$49.64
Income from Investment Operations
Net investment income (loss)A	.617	.944	.900	.888	1.015	.935
Net realized and unrealized gain (loss)	1.186	.116B	2.209	4.502	5.567	.608
Total from investment operations	1.803	1.060	3.109	5.390	6.582	1.543
Distributions from net investment income	(.628)	(.943)	(.898)	(.845)	(1.024)	(.916)
Distributions from net realized gain	(.475)	(1.377)	(.721)	(.155)	(.228)	(.147)
Total distributions	(1.103)	(2.320)	(1.619)	(1.000)	(1.252)	(1.063)
Net asset value, end of period	$60.77	$60.07	$61.33	$59.84	$55.45	$50.12
Total ReturnC,D	3.04%	1.93%	5.27%	9.78%	13.33%	3.22%
Ratios to Average Net AssetsE,F
Expenses before reductions G	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H	-%	-%	-%	-%	-%
Expenses net of all reductions	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	2.05%H	1.63%	1.48%	1.52%	1.92%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$13,104	$13,819	$17,079	$15,175	$5,367	$3,558
Portfolio turnover rate E	17%H	26%	26%	27%	32%	50%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2030 Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.07	$61.33	$59.84	$55.45	$50.12	$49.64
Income from Investment Operations
Net investment income (loss)A	.616	.942	.902	.885	1.020	.936
Net realized and unrealized gain (loss)	1.187	.118B	2.207	4.505	5.562	.607
Total from investment operations	1.803	1.060	3.109	5.390	6.582	1.543
Distributions from net investment income	(.628)	(.943)	(.898)	(.845)	(1.024)	(.916)
Distributions from net realized gain	(.475)	(1.377)	(.721)	(.155)	(.228)	(.147)
Total distributions	(1.103)	(2.320)	(1.619)	(1.000)	(1.252)	(1.063)
Net asset value, end of period	$60.77	$60.07	$61.33	$59.84	$55.45	$50.12
Total ReturnC,D	3.04%	1.93%	5.26%	9.78%	13.33%	3.22%
Ratios to Average Net AssetsE,F
Expenses before reductions G	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H	-%	-%	-%	-%	-%
Expenses net of all reductions	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	2.05%H	1.63%	1.48%	1.52%	1.92%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$32	$31	$32	$63	$57	$24
Portfolio turnover rate E	17%H	26%	26%	27%	32%	50%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2032 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	18.4	18.1
Fidelity Series Broad Market Opportunities Fund	9.9	10.0
Fidelity Equity-Income Fund	8.6	8.7
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	7.8	7.7
Fidelity Short-Term Bond Fund	7.8	7.6
Fidelity Large Cap Stock Fund	6.4	6.5
Fidelity Advisor International Discovery Fund Class I	6.4	6.6
Fidelity Strategic Real Return Fund	6.1	6.1
Fidelity Government Income Fund	6.1	6.1
Fidelity Advisor Mid Cap II Fund Class I	6.0	6.0
	83.5	83.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	43.0%
International Equity Funds	6.4%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	30.6%
Short-Term Funds	15.6%

Six months ago
Domestic Equity Funds	43.3%
International Equity Funds	6.6%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	30.3%
Short-Term Funds	15.3%

Fidelity Income Replacement 2032 Fund℠

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 49.4%
	Shares	Value
Domestic Equity Funds - 43.0%
Fidelity Advisor Mid Cap II Fund Class I (a)	22,202	$440,257
Fidelity Blue Chip Growth Fund (a)	5,788	408,758
Fidelity Equity-Income Fund (a)	10,894	629,253
Fidelity Large Cap Stock Fund (a)	15,841	471,756
Fidelity Series 100 Index Fund (a)	27,731	408,758
Fidelity Series Broad Market Opportunities Fund (a)	44,676	723,750
Fidelity Series Small Cap Opportunities Fund (a)	4,471	62,999

TOTAL DOMESTIC EQUITY FUNDS		3,145,531

International Equity Funds - 6.4%
Fidelity Advisor International Discovery Fund Class I (a)	12,446	468,826
TOTAL EQUITY FUNDS
(Cost $2,755,618)		3,614,357

Fixed-Income Funds - 35.0%
High Yield Fixed-Income Funds - 4.4%
Fidelity Capital & Income Fund (a)	16,262	161,159
Fidelity Strategic Income Fund (a)	14,964	161,159

TOTAL HIGH YIELD FIXED-INCOME FUNDS		322,318

Investment Grade Fixed-Income Funds - 30.6%
Fidelity Government Income Fund (a)	44,039	448,315
Fidelity Strategic Real Return Fund (a)	50,829	448,315
Fidelity Total Bond Fund (a)	127,622	1,346,410

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,243,040

TOTAL FIXED-INCOME FUNDS
(Cost $2,607,868)		2,565,358

Short-Term Funds - 15.6%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47% (a)(b)	572,847	572,847
Fidelity Short-Term Bond Fund (a)	66,688	572,847
TOTAL SHORT-TERM FUNDS
(Cost $1,143,672)		1,145,694
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $6,507,158)		7,325,409
NET OTHER ASSETS (LIABILITIES) - 0.0%		(189)
NET ASSETS - 100%		$7,325,220

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$486,247	$50,028	$59,860	$7,793	$468,826
Fidelity Advisor Mid Cap II Fund Class I	447,141	43,493	69,401	2,070	440,257
Fidelity Blue Chip Growth Fund	415,413	40,251	54,407	893	408,758
Fidelity Capital & Income Fund	166,018	9,922	21,580	3,588	161,159
Fidelity Equity-Income Fund	638,983	44,435	92,671	9,130	629,253
Fidelity Government Income Fund	447,879	58,850	36,312	3,586	448,315
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	564,460	58,677	50,290	983	572,847
Fidelity Large Cap Stock Fund	478,869	28,478	75,755	4,348	471,756
Fidelity Series 100 Index Fund	415,413	27,806	48,190	9,180	408,758
Fidelity Series Broad Market Opportunities Fund	734,905	42,006	98,904	3,551	723,750
Fidelity Series Small Cap Opportunities Fund	64,193	5,086	12,003	314	62,999
Fidelity Short-Term Bond Fund	564,460	62,864	49,880	3,263	572,847
Fidelity Strategic Income Fund	166,018	11,949	16,701	2,842	161,159
Fidelity Strategic Real Return Fund	447,879	39,687	39,439	6,082	448,315
Fidelity Total Bond Fund	1,340,683	157,464	114,489	19,598	1,346,410
Total	$7,378,561	$680,996	$839,882	$77,221	$7,325,409

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2032 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $6,507,158) — See accompanying schedule		$7,325,409
Receivable for investments sold		50,375
Total assets		7,375,784
Liabilities
Payable for investments purchased	$50,371
Distribution and service plan fees payable	193
Total liabilities		50,564
Net Assets		$7,325,220
Net Assets consist of:
Paid in capital		$6,476,969
Undistributed net investment income		1,488
Accumulated undistributed net realized gain (loss) on investments		28,512
Net unrealized appreciation (depreciation) on investments		818,251
Net Assets		$7,325,220
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($380,514 ÷ 6,595.35 shares)		$57.69
Maximum offering price per share (100/94.25 of $57.69)		$61.21
Class T:
Net Asset Value and redemption price per share ($21,778 ÷ 377.14 shares)		$57.75
Maximum offering price per share (100/96.50 of $57.75)		$59.84
Class C:
Net Asset Value and offering price per share ($125,820 ÷ 2,189.73 shares)(a)		$57.46
Income Replacement 2032:
Net Asset Value, offering price and redemption price per share ($6,739,063 ÷ 116,767.89 shares)		$57.71
Class I:
Net Asset Value, offering price and redemption price per share ($58,045 ÷ 1,005.73 shares)		$57.71

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$77,221
Expenses
Distribution and service plan fees	$1,206
Independent trustees' fees and expenses	17
Total expenses before reductions	1,223
Expense reductions	(17)	1,206
Net investment income (loss)		76,015
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	15,589
Capital gain distributions from underlying funds	51,916
Total net realized gain (loss)		67,505
Change in net unrealized appreciation (depreciation) on underlying funds		90,145
Net gain (loss)		157,650
Net increase (decrease) in net assets resulting from operations		$233,665

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$76,015	$121,337
Net realized gain (loss)	67,505	114,028
Change in net unrealized appreciation (depreciation)	90,145	(155,017)
Net increase (decrease) in net assets resulting from operations	233,665	80,348
Distributions to shareholders from net investment income	(76,236)	(121,233)
Distributions to shareholders from net realized gain	(87,566)	(198,372)
Total distributions	(163,802)	(319,605)
Share transactions - net increase (decrease)	(123,006)	(929,485)
Total increase (decrease) in net assets	(53,143)	(1,168,742)
Net Assets
Beginning of period	7,378,363	8,547,105
End of period	$7,325,220	$7,378,363
Other Information
Undistributed net investment income end of period	$1,488	$1,709

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2032 Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$57.18	$58.52	$56.72	$53.04	$47.91	$49.07
Income from Investment Operations
Net investment income (loss)A	.528	.758	.738	.718	.906	.717
Net realized and unrealized gain (loss)	1.197	.040B	2.196	4.379	5.480	.618
Total from investment operations	1.725	.798	2.934	5.097	6.386	1.335
Distributions from net investment income	(.535)	(.756)	(.740)	(.704)	(.852)	(.770)
Distributions from net realized gain	(.680)	(1.382)	(.394)	(.713)	(.404)	(1.725)
Total distributions	(1.215)	(2.138)	(1.134)	(1.417)	(1.256)	(2.495)
Net asset value, end of period	$57.69	$57.18	$58.52	$56.72	$53.04	$47.91
Total ReturnC,D,E	3.07%	1.55%	5.22%	9.76%	13.55%	2.85%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.37%
Expenses net of fee waivers, if any	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.85%H	1.37%	1.28%	1.30%	1.80%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$381	$395	$427	$267	$229	$217
Portfolio turnover rateF	19%H	24%	33%	29%	30%	37%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2032 Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$57.22	$58.55	$56.76	$53.08	$47.94	$49.10
Income from Investment Operations
Net investment income (loss)A	.460	.620	.592	.581	.781	.599
Net realized and unrealized gain (loss)	1.203	.047B	2.190	4.386	5.484	.599
Total from investment operations	1.663	.667	2.782	4.967	6.265	1.198
Distributions from net investment income	(.453)	(.615)	(.598)	(.574)	(.721)	(.633)
Distributions from net realized gain	(.680)	(1.382)	(.394)	(.713)	(.404)	(1.725)
Total distributions	(1.133)	(1.997)	(.992)	(1.287)	(1.125)	(2.358)
Net asset value, end of period	$57.75	$57.22	$58.55	$56.76	$53.08	$47.94
Total ReturnC,D,E	2.95%	1.31%	4.94%	9.50%	13.27%	2.55%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.50%	.50%	.50%	.50%	.62%
Expenses net of fee waivers, if any	.50%H	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%H	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.60%H	1.12%	1.03%	1.05%	1.55%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$22	$58	$67	$36	$27	$24
Portfolio turnover rateF	19%H	24%	33%	29%	30%	37%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2032 Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$56.97	$58.35	$56.62	$52.99	$47.93	$49.12
Income from Investment Operations
Net investment income (loss)A	.312	.344	.303	.305	.529	.358
Net realized and unrealized gain (loss)	1.198	.043B	2.182	4.382	5.469	.615
Total from investment operations	1.510	.387	2.485	4.687	5.998	.973
Distributions from net investment income	(.340)	(.385)	(.361)	(.344)	(.534)	(.438)
Distributions from net realized gain	(.680)	(1.382)	(.394)	(.713)	(.404)	(1.725)
Total distributions	(1.020)	(1.767)	(.755)	(1.057)	(.938)	(2.163)
Net asset value, end of period	$57.46	$56.97	$58.35	$56.62	$52.99	$47.93
Total ReturnC,D,E	2.69%	.81%	4.42%	8.96%	12.68%	2.07%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.12%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.10%H	.63%	.53%	.55%	1.05%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$126	$124	$137	$122	$69	$52
Portfolio turnover rateF	19%H	24%	33%	29%	30%	37%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2032 Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$57.20	$58.53	$56.73	$53.05	$47.92	$49.08
Income from Investment Operations
Net investment income (loss)A	.600	.897	.882	.856	1.033	.836
Net realized and unrealized gain (loss)	1.196	.048B	2.192	4.380	5.479	.618
Total from investment operations	1.796	.945	3.074	5.236	6.512	1.454
Distributions from net investment income	(.606)	(.893)	(.880)	(.843)	(.978)	(.889)
Distributions from net realized gain	(.680)	(1.382)	(.394)	(.713)	(.404)	(1.725)
Total distributions	(1.286)	(2.275)	(1.274)	(1.556)	(1.382)	(2.614)
Net asset value, end of period	$57.71	$57.20	$58.53	$56.73	$53.05	$47.92
Total ReturnC,D	3.20%	1.82%	5.48%	10.04%	13.83%	3.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	- %H	- %H	- %H	.12%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.10%G	1.62%	1.53%	1.55%	2.05%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$6,739	$6,745	$7,858	$7,608	$4,418	$2,991
Portfolio turnover rateE	19%G	24%	33%	29%	30%	37%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2032 Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$57.20	$58.53	$56.73	$53.05	$47.92	$49.08
Income from Investment Operations
Net investment income (loss)A	.600	.896	.880	.856	1.032	.835
Net realized and unrealized gain (loss)	1.196	.049B	2.194	4.380	5.480	.619
Total from investment operations	1.796	.945	3.074	5.236	6.512	1.454
Distributions from net investment income	(.606)	(.893)	(.880)	(.843)	(.978)	(.889)
Distributions from net realized gain	(.680)	(1.382)	(.394)	(.713)	(.404)	(1.725)
Total distributions	(1.286)	(2.275)	(1.274)	(1.556)	(1.382)	(2.614)
Net asset value, end of period	$57.71	$57.20	$58.53	$56.73	$53.05	$47.92
Total ReturnC,D	3.20%	1.82%	5.48%	10.04%	13.83%	3.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	- %H	- %H	- %H	.12%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.10%G	1.62%	1.53%	1.55%	2.05%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$58	$56	$58	$21	$19	$17
Portfolio turnover rateE	19%G	24%	33%	29%	30%	37%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2034 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	17.8	17.7
Fidelity Series Broad Market Opportunities Fund	10.2	10.2
Fidelity Equity-Income Fund	8.8	8.9
Fidelity Advisor International Discovery Fund Class I	7.2	7.3
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	7.1	7.0
Fidelity Short-Term Bond Fund	7.1	6.9
Fidelity Large Cap Stock Fund	6.6	6.7
Fidelity Advisor Mid Cap II Fund Class I	6.2	6.2
Fidelity Strategic Real Return Fund	6.0	5.9
Fidelity Government Income Fund	5.9	5.9
	82.9	82.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	44.2%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	29.7%
Short-Term Funds	14.2%

Six months ago
Domestic Equity Funds	44.5%
International Equity Funds	7.3%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.5%
Short-Term Funds	13.9%

Fidelity Income Replacement 2034 Fund℠

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 51.4%
	Shares	Value
Domestic Equity Funds - 44.2%
Fidelity Advisor Mid Cap II Fund Class I (a)	20,988	$416,197
Fidelity Blue Chip Growth Fund (a)	5,475	386,612
Fidelity Equity-Income Fund (a)	10,290	594,374
Fidelity Large Cap Stock Fund (a)	14,969	445,781
Fidelity Series 100 Index Fund (a)	26,229	386,612
Fidelity Series Broad Market Opportunities Fund (a)	42,210	683,800
Fidelity Series Small Cap Opportunities Fund (a)	4,199	59,169

TOTAL DOMESTIC EQUITY FUNDS		2,972,545

International Equity Funds - 7.2%
Fidelity Advisor International Discovery Fund Class I (a)	12,816	482,761
TOTAL EQUITY FUNDS
(Cost $2,580,042)		3,455,306

Fixed-Income Funds - 34.4%
High Yield Fixed-Income Funds - 4.7%
Fidelity Capital & Income Fund (a)	16,012	158,679
Fidelity Strategic Income Fund (a)	14,733	158,679

TOTAL HIGH YIELD FIXED-INCOME FUNDS		317,358

Investment Grade Fixed-Income Funds - 29.7%
Fidelity Government Income Fund (a)	39,166	398,715
Fidelity Strategic Real Return Fund (a)	45,206	398,715
Fidelity Total Bond Fund (a)	113,379	1,196,145

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,993,575

TOTAL FIXED-INCOME FUNDS
(Cost $2,285,271)		2,310,933

Short-Term Funds - 14.2%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47% (a)(b)	478,727	478,727
Fidelity Short-Term Bond Fund (a)	55,731	478,727
TOTAL SHORT-TERM FUNDS
(Cost $952,846)		957,454
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,818,159)		6,723,693
NET OTHER ASSETS (LIABILITIES) - 0.0%		(179)
NET ASSETS - 100%		$6,723,514

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$570,895	$42,953	$122,504	$8,142	$482,761
Fidelity Advisor Mid Cap II Fund Class I	482,589	32,427	115,765	1,985	416,197
Fidelity Blue Chip Growth Fund	447,731	31,648	99,205	917	386,612
Fidelity Capital & Income Fund	185,134	6,348	39,719	3,743	158,679
Fidelity Equity-Income Fund	689,412	28,274	159,294	9,228	594,374
Fidelity Government Income Fund	457,026	43,185	80,789	3,409	398,715
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	537,587	39,518	98,378	872	478,727
Fidelity Large Cap Stock Fund	516,672	16,812	126,662	4,090	445,781
Fidelity Series 100 Index Fund	447,731	18,638	92,120	8,736	386,612
Fidelity Series Broad Market Opportunities Fund	792,437	24,868	175,901	3,401	683,800
Fidelity Series Small Cap Opportunities Fund	68,941	3,174	18,247	321	59,169
Fidelity Short-Term Bond Fund	537,587	43,129	97,976	2,884	478,727
Fidelity Strategic Income Fund	185,134	8,422	34,815	2,975	158,679
Fidelity Strategic Real Return Fund	457,026	26,047	83,682	5,828	398,715
Fidelity Total Bond Fund	1,370,302	106,834	246,545	18,590	1,196,145
Total	$7,746,204	$472,277	$1,591,602	$75,121	$6,723,693

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2034 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $5,818,159) — See accompanying schedule		$6,723,693
Receivable for investments sold		57,383
Total assets		6,781,076
Liabilities
Payable for investments purchased	$32,086
Payable for fund shares redeemed	25,287
Distribution and service plan fees payable	189
Total liabilities		57,562
Net Assets		$6,723,514
Net Assets consist of:
Paid in capital		$5,812,221
Undistributed net investment income		1,342
Accumulated undistributed net realized gain (loss) on investments		4,417
Net unrealized appreciation (depreciation) on investments		905,534
Net Assets		$6,723,514
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($272,749 ÷ 4,477.70 shares)		$60.91
Maximum offering price per share (100/94.25 of $60.91)		$64.63
Class T:
Net Asset Value and redemption price per share ($23,325 ÷ 382.50 shares)		$60.98
Maximum offering price per share (100/96.50 of $60.98)		$63.19
Class C:
Net Asset Value and offering price per share ($147,668 ÷ 2,435.30 shares)(a)		$60.64
Income Replacement 2034:
Net Asset Value, offering price and redemption price per share ($6,041,955 ÷ 99,218.70 shares)		$60.90
Class I:
Net Asset Value, offering price and redemption price per share ($237,817 ÷ 3,905.00 shares)		$60.90

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$75,121
Expenses
Distribution and service plan fees	$1,260
Independent trustees' fees and expenses	18
Total expenses before reductions	1,278
Expense reductions	(18)	1,260
Net investment income (loss)		73,861
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	20,403
Capital gain distributions from underlying funds	50,169
Total net realized gain (loss)		70,572
Change in net unrealized appreciation (depreciation) on underlying funds		76,410
Net gain (loss)		146,982
Net increase (decrease) in net assets resulting from operations		$220,843

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$73,861	$142,550
Net realized gain (loss)	70,572	77,443
Change in net unrealized appreciation (depreciation)	76,410	(131,537)
Net increase (decrease) in net assets resulting from operations	220,843	88,456
Distributions to shareholders from net investment income	(74,230)	(142,540)
Distributions to shareholders from net realized gain	(26,704)	(259,010)
Total distributions	(100,934)	(401,550)
Share transactions - net increase (decrease)	(1,142,400)	(1,324,530)
Total increase (decrease) in net assets	(1,022,491)	(1,637,624)
Net Assets
Beginning of period	7,746,005	9,383,629
End of period	$6,723,514	$7,746,005
Other Information
Undistributed net investment income end of period	$1,342	$1,711

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2034 Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.82	$61.43	$59.85	$55.44	$49.70	$49.33
Income from Investment Operations
Net investment income (loss)A	.549	.797	.753	.741	.840	.782
Net realized and unrealized gain (loss)	1.341	(.018)	2.384	4.748	6.014	.504
Total from investment operations	1.890	.779	3.137	5.489	6.854	1.286
Distributions from net investment income	(.571)	(.795)	(.751)	(.723)	(.903)	(.775)
Distributions from net realized gain	(.229)	(1.594)	(.806)	(.356)	(.211)	(.141)
Total distributions	(.800)	(2.389)	(1.557)	(1.079)	(1.114)	(.916)
Net asset value, end of period	$60.91	$59.82	$61.43	$59.85	$55.44	$49.70
Total ReturnB,C,D	3.19%	1.47%	5.31%	9.97%	13.98%	2.71%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.83%G	1.38%	1.24%	1.27%	1.60%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$273	$280	$300	$126	$20	$18
Portfolio turnover rate E	13%G	33%	24%	19%	35%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2034 Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.85	$61.44	$59.85	$55.44	$49.70	$49.34
Income from Investment Operations
Net investment income (loss)A	.477	.647	.602	.592	.719	.662
Net realized and unrealized gain (loss)	1.319	(.008)	2.387	4.742	6.008	.490
Total from investment operations	1.796	.639	2.989	5.334	6.727	1.152
Distributions from net investment income	(.437)	(.635)	(.593)	(.568)	(.776)	(.651)
Distributions from net realized gain	(.229)	(1.594)	(.806)	(.356)	(.211)	(.141)
Total distributions	(.666)	(2.229)	(1.399)	(.924)	(.987)	(.792)
Net asset value, end of period	$60.98	$59.85	$61.44	$59.85	$55.44	$49.70
Total ReturnB,C,D	3.02%	1.23%	5.06%	9.68%	13.71%	2.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.58%G	1.13%	.99%	1.02%	1.35%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$23	$94	$101	$96	$88	$23
Portfolio turnover rate E	13%G	33%	24%	19%	35%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not include the effect of the sales charges.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2034 Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.58	$61.23	$59.74	$55.39	$49.70	$49.37
Income from Investment Operations
Net investment income (loss)A	.322	.363	.298	.300	.448	.424
Net realized and unrealized gain (loss)	1.337	(.014)	2.370	4.746	6.020	.490
Total from investment operations	1.659	.349	2.668	5.046	6.468	.914
Distributions from net investment income	(.370)	(.405)	(.372)	(.340)	(.567)	(.443)
Distributions from net realized gain	(.229)	(1.594)	(.806)	(.356)	(.211)	(.141)
Total distributions	(.599)	(1.999)	(1.178)	(.696)	(.778)	(.584)
Net asset value, end of period	$60.64	$59.58	$61.23	$59.74	$55.39	$49.70
Total ReturnB,C,D	2.80%	.73%	4.52%	9.15%	13.15%	1.92%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.08%G	.63%	.49%	.52%	.86%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$148	$144	$132	$54	$49	$43
Portfolio turnover rate E	13%G	33%	24%	19%	35%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2034 Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.81	$61.42	$59.82	$55.41	$49.67	$49.31
Income from Investment Operations
Net investment income (loss)A	.625	.940	.905	.885	.975	.903
Net realized and unrealized gain (loss)	1.343	(.017)	2.396	4.738	6.009	.505
Total from investment operations	1.968	.923	3.301	5.623	6.984	1.408
Distributions from net investment income	(.649)	(.939)	(.895)	(.857)	(1.033)	(.907)
Distributions from net realized gain	(.229)	(1.594)	(.806)	(.356)	(.211)	(.141)
Total distributions	(.878)	(2.533)	(1.701)	(1.213)	(1.244)	(1.048)
Net asset value, end of period	$60.90	$59.81	$61.42	$59.82	$55.41	$49.67
Total ReturnB,C	3.32%	1.73%	5.60%	10.23%	14.27%	2.97%
Ratios to Average Net AssetsD,E
Expenses before reductions F	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.08%G	1.63%	1.49%	1.52%	1.85%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$6,042	$6,996	$8,622	$8,313	$3,894	$2,123
Portfolio turnover rate D	13%G	33%	24%	19%	35%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2034 Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.81	$61.42	$59.83	$55.42	$49.67	$49.31
Income from Investment Operations
Net investment income (loss)A	.624	.940	.906	.884	.972	.904
Net realized and unrealized gain (loss)	1.344	(.017)	2.385	4.739	6.022	.504
Total from investment operations	1.968	.923	3.291	5.623	6.994	1.408
Distributions from net investment income	(.649)	(.939)	(.895)	(.857)	(1.033)	(.907)
Distributions from net realized gain	(.229)	(1.594)	(.806)	(.356)	(.211)	(.141)
Total distributions	(.878)	(2.533)	(1.701)	(1.213)	(1.244)	(1.048)
Net asset value, end of period	$60.90	$59.81	$61.42	$59.83	$55.42	$49.67
Total ReturnB,C	3.32%	1.73%	5.58%	10.23%	14.29%	2.97%
Ratios to Average Net AssetsD,E
Expenses before reductions F	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.08%G	1.63%	1.49%	1.52%	1.85%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$238	$232	$228	$217	$139	$122
Portfolio turnover rate D	13%G	33%	24%	19%	35%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2036 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	17.1	17.0
Fidelity Series Broad Market Opportunities Fund	10.4	10.4
Fidelity Equity-Income Fund	9.0	9.1
Fidelity Advisor International Discovery Fund Class I	8.0	8.1
Fidelity Large Cap Stock Fund	6.8	6.8
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	6.7	6.6
Fidelity Short-Term Bond Fund	6.6	6.5
Fidelity Advisor Mid Cap II Fund Class I	6.3	6.4
Fidelity Series 100 Index Fund	5.9	5.9
Fidelity Blue Chip Growth Fund	5.9	5.9
	82.7	82.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	45.2%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	13.3%

Six months ago
Domestic Equity Funds	45.4%
International Equity Funds	8.1%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.3%
Short-Term Funds	13.1%

Fidelity Income Replacement 2036 Fund℠

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.2%
	Shares	Value
Domestic Equity Funds - 45.2%
Fidelity Advisor Mid Cap II Fund Class I (a)	31,413	$622,919
Fidelity Blue Chip Growth Fund (a)	8,194	578,636
Fidelity Equity-Income Fund (a)	15,402	889,604
Fidelity Large Cap Stock Fund (a)	22,404	667,203
Fidelity Series 100 Index Fund (a)	39,256	578,636
Fidelity Series Broad Market Opportunities Fund (a)	63,175	1,023,438
Fidelity Series Small Cap Opportunities Fund (a)	6,286	88,567

TOTAL DOMESTIC EQUITY FUNDS		4,449,003

International Equity Funds - 8.0%
Fidelity Advisor International Discovery Fund Class I (a)	20,768	782,339
TOTAL EQUITY FUNDS
(Cost $4,367,359)		5,231,342

Fixed-Income Funds - 33.5%
High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund (a)	24,726	245,035
Fidelity Strategic Income Fund (a)	22,752	245,035

TOTAL HIGH YIELD FIXED-INCOME FUNDS		490,070

Investment Grade Fixed-Income Funds - 28.5%
Fidelity Government Income Fund (a)	55,197	561,907
Fidelity Strategic Real Return Fund (a)	63,708	561,907
Fidelity Total Bond Fund (a)	159,691	1,684,733

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,808,547

TOTAL FIXED-INCOME FUNDS
(Cost $3,347,192)		3,298,617

Short-Term Funds - 13.3%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47% (a)(b)	655,394	655,394
Fidelity Short-Term Bond Fund (a)	76,297	655,394
TOTAL SHORT-TERM FUNDS
(Cost $1,310,038)		1,310,788
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $9,024,589)		9,840,747
NET OTHER ASSETS (LIABILITIES) - 0.0%		(643)
NET ASSETS - 100%		$9,840,104

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$894,729	$77,058	$176,497	$13,191	$782,339
Fidelity Advisor Mid Cap II Fund Class I	698,218	53,741	155,069	2,973	622,919
Fidelity Blue Chip Growth Fund	647,718	50,658	130,117	1,285	578,636
Fidelity Capital & Income Fund	276,652	12,918	55,033	5,530	245,035
Fidelity Equity-Income Fund	996,826	54,099	216,351	13,193	889,604
Fidelity Government Income Fund	622,467	68,686	100,844	4,600	561,907
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	717,978	58,091	120,676	1,152	655,394
Fidelity Large Cap Stock Fund	747,620	31,932	170,281	6,147	667,203
Fidelity Series 100 Index Fund	647,718	34,938	123,221	13,218	578,636
Fidelity Series Broad Market Opportunities Fund	1,146,131	46,224	233,771	5,091	1,023,438
Fidelity Series Small Cap Opportunities Fund	99,902	5,476	24,856	455	88,567
Fidelity Short-Term Bond Fund	717,978	62,978	120,188	3,814	655,394
Fidelity Strategic Income Fund	276,652	17,176	48,736	4,389	245,035
Fidelity Strategic Real Return Fund	622,468	43,926	104,373	7,788	561,907
Fidelity Total Bond Fund	1,865,206	176,502	309,643	25,071	1,684,733
Total	$10,978,263	$794,403	$2,089,656	$107,897	$9,840,747

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2036 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $9,024,589) — See accompanying schedule		$9,840,747
Receivable for investments sold		64,758
Total assets		9,905,505
Liabilities
Payable for investments purchased	$64,753
Distribution and service plan fees payable	648
Total liabilities		65,401
Net Assets		$9,840,104
Net Assets consist of:
Paid in capital		$9,046,438
Undistributed net investment income		1,862
Accumulated undistributed net realized gain (loss) on investments		(24,354)
Net unrealized appreciation (depreciation) on investments		816,158
Net Assets		$9,840,104
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($499,120.74 ÷ 8,145.949 shares)		$61.27
Maximum offering price per share (100/94.25 of $61.27)		$65.01
Class T:
Net Asset Value and redemption price per share ($546,279.40 ÷ 8,918.179 shares)		$61.25
Maximum offering price per share (100/96.50 of $61.25)		$63.47
Class C:
Net Asset Value and offering price per share ($377,687.95 ÷ 6,203.897 shares)(a)		$60.88
Income Replacement 2036:
Net Asset Value, offering price and redemption price per share ($8,416,208.55 ÷ 137,331.323 shares)		$61.28
Class I:
Net Asset Value, offering price and redemption price per share ($807.08 ÷ 13.147 shares)		$61.39

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$107,897
Expenses
Distribution and service plan fees	$4,787
Independent trustees' fees and expenses	24
Total expenses before reductions	4,811
Expense reductions	(24)	4,787
Net investment income (loss)		103,110
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(22,160)
Capital gain distributions from underlying funds	73,456
Total net realized gain (loss)		51,296
Change in net unrealized appreciation (depreciation) on underlying funds		179,895
Net gain (loss)		231,191
Net increase (decrease) in net assets resulting from operations		$334,301

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$103,110	$160,587
Net realized gain (loss)	51,296	129,588
Change in net unrealized appreciation (depreciation)	179,895	(133,017)
Net increase (decrease) in net assets resulting from operations	334,301	157,158
Distributions to shareholders from net investment income	(103,414)	(160,249)
Distributions to shareholders from net realized gain	(118,111)	(238,984)
Total distributions	(221,525)	(399,233)
Share transactions - net increase (decrease)	(1,250,096)	(63,577)
Total increase (decrease) in net assets	(1,137,320)	(305,652)
Net Assets
Beginning of period	10,977,424	11,283,076
End of period	$9,840,104	$10,977,424
Other Information
Undistributed net investment income end of period	$1,862	$2,166

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2036 Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.61	$62.00	$59.79	$55.12	$49.20	$48.92
Income from Investment Operations
Net investment income (loss)A	.569	.790	.753	.751	.939	.760
Net realized and unrealized gain (loss)	1.385	(.055)	2.474	4.831	6.075	.441
Total from investment operations	1.954	.735	3.227	5.582	7.014	1.201
Distributions from net investment income	(.587)	(.788)	(.743)	(.734)	(.913)	(.784)
Distributions from net realized gain	(.707)	(1.337)	(.274)	(.178)	(.181)	(.137)
Total distributions	(1.294)	(2.125)	(1.017)	(.912)	(1.094)	(.921)
Net asset value, end of period	$61.27	$60.61	$62.00	$59.79	$55.12	$49.20
Total ReturnB,C,D	3.28%	1.37%	5.44%	10.18%	14.45%	2.56%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.88%G	1.36%	1.23%	1.29%	1.80%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$499	$501	$452	$181	$25	$27
Portfolio turnover rateE	16%G	27%	20%	25%	25%	62%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2036 Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.57	$61.96	$59.75	$55.09	$49.17	$48.89
Income from Investment Operations
Net investment income (loss)A	.495	.645	.600	.601	.809	.641
Net realized and unrealized gain (loss)	1.383	(.056)	2.475	4.822	6.077	.448
Total from investment operations	1.878	.589	3.075	5.423	6.886	1.089
Distributions from net investment income	(.491)	(.642)	(.591)	(.585)	(.785)	(.672)
Distributions from net realized gain	(.707)	(1.337)	(.274)	(.178)	(.181)	(.137)
Total distributions	(1.198)	(1.979)	(.865)	(.763)	(.966)	(.809)
Net asset value, end of period	$61.25	$60.57	$61.96	$59.75	$55.09	$49.17
Total ReturnB,C,D	3.15%	1.11%	5.18%	9.89%	14.18%	2.32%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.63%G	1.11%	.98%	1.04%	1.55%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$546	$1,030	$1,088	$420	$295	$278
Portfolio turnover rateE	16%G	27%	20%	25%	25%	62%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2036 Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.25	$61.71	$59.58	$54.98	$49.14	$48.88
Income from Investment Operations
Net investment income (loss)A	.340	.352	.294	.310	.553	.404
Net realized and unrealized gain (loss)	1.380	(.066)	2.471	4.816	6.061	.445
Total from investment operations	1.720	.286	2.765	5.126	6.614	.849
Distributions from net investment income	(.383)	(.409)	(.361)	(.348)	(.593)	(.452)
Distributions from net realized gain	(.707)	(1.337)	(.274)	(.178)	(.181)	(.137)
Total distributions	(1.090)	(1.746)	(.635)	(.526)	(.774)	(.589)
Net asset value, end of period	$60.88	$60.25	$61.71	$59.58	$54.98	$49.14
Total ReturnB,C,D	2.90%	.60%	4.66%	9.35%	13.60%	1.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.13%G	.61%	.48%	.54%	1.06%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$378	$384	$444	$358	$357	$174
Portfolio turnover rateE	16%G	27%	20%	25%	25%	62%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2036 Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.62	$62.01	$59.79	$55.11	$49.19	$48.91
Income from Investment Operations
Net investment income (loss)A	.645	.938	.907	.893	1.073	.880
Net realized and unrealized gain (loss)	1.385	(.057)	2.472	4.833	6.070	.445
Total from investment operations	2.030	.881	3.379	5.726	7.143	1.325
Distributions from net investment income	(.663)	(.934)	(.885)	(.868)	(1.042)	(.908)
Distributions from net realized gain	(.707)	(1.337)	(.274)	(.178)	(.181)	(.137)
Total distributions	(1.370)	(2.271)	(1.159)	(1.046)	(1.223)	(1.045)
Net asset value, end of period	$61.28	$60.62	$62.01	$59.79	$55.11	$49.19
Total ReturnB,C	3.41%	1.62%	5.70%	10.46%	14.74%	2.82%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.13%G	1.61%	1.48%	1.54%	2.05%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$8,416	$9,061	$9,298	$6,327	$3,904	$2,363
Portfolio turnover rateD	16%G	27%	20%	25%	25%	62%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2036 Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.71	$62.07	$59.83	$55.13	$49.18	$48.90
Income from Investment Operations
Net investment income (loss)A	.646	.940	.901	.869	1.108	.873
Net realized and unrealized gain (loss)	1.404	(.029)	2.498	4.877	6.065	.452
Total from investment operations	2.050	.911	3.399	5.746	7.173	1.325
Distributions from net investment income	(.663)	(.934)	(.885)	(.868)	(1.042)	(.908)
Distributions from net realized gain	(.707)	(1.337)	(.274)	(.178)	(.181)	(.137)
Total distributions	(1.370)	(2.271)	(1.159)	(1.046)	(1.223)	(1.045)
Net asset value, end of period	$61.39	$60.71	$62.07	$59.83	$55.13	$49.18
Total ReturnB	3.44%	1.67%	5.73%	10.49%	14.80%	2.82%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	- %F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %F	-%	-%	-%	-%	-%
Expenses net of all reductions	- %F	-%	-%	-%	-%	-%
Net investment income (loss)	2.13%F	1.61%	1.48%	1.54%	2.05%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$1	$1	$1	$1	$1	$1
Portfolio turnover rateC	16%F	27%	20%	25%	25%	62%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2038 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	16.7	16.7
Fidelity Series Broad Market Opportunities Fund	10.6	10.6
Fidelity Equity-Income Fund	9.2	9.3
Fidelity Advisor International Discovery Fund Class I	8.7	9.0
Fidelity Large Cap Stock Fund	6.9	6.9
Fidelity Advisor Mid Cap II Fund Class I	6.4	6.5
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	6.1	5.9
Fidelity Short-Term Bond Fund	6.1	5.9
Fidelity Series 100 Index Fund	6.0	6.0
Fidelity Blue Chip Growth Fund	6.0	6.0
	82.7	82.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	46.0%
International Equity Funds	8.7%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	12.2%

Six months ago
Domestic Equity Funds	46.2%
International Equity Funds	9.0%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.7%
Short-Term Funds	11.8%

Fidelity Income Replacement 2038 Fund℠

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 54.7%
	Shares	Value
Domestic Equity Funds - 46.0%
Fidelity Advisor Mid Cap II Fund Class I (a)	15,128	$299,980
Fidelity Blue Chip Growth Fund (a)	3,944	278,553
Fidelity Equity-Income Fund (a)	7,419	428,543
Fidelity Large Cap Stock Fund (a)	10,793	321,407
Fidelity Series 100 Index Fund (a)	18,898	278,553
Fidelity Series Broad Market Opportunities Fund (a)	30,421	492,825
Fidelity Series Small Cap Opportunities Fund (a)	3,041	42,854

TOTAL DOMESTIC EQUITY FUNDS		2,142,715

International Equity Funds - 8.7%
Fidelity Advisor International Discovery Fund Class I (a)	10,807	407,116
TOTAL EQUITY FUNDS
(Cost $1,944,635)		2,549,831

Fixed-Income Funds - 33.1%
High Yield Fixed-Income Funds - 5.2%
Fidelity Capital & Income Fund (a)	12,268	121,576
Fidelity Strategic Income Fund (a)	11,288	121,576

TOTAL HIGH YIELD FIXED-INCOME FUNDS		243,152

Investment Grade Fixed-Income Funds - 27.9%
Fidelity Government Income Fund (a)	25,532	259,921
Fidelity Strategic Real Return Fund (a)	29,469	259,921
Fidelity Total Bond Fund (a)	73,823	778,832

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,298,674

TOTAL FIXED-INCOME FUNDS
(Cost $1,525,614)		1,541,826

Short-Term Funds - 12.2%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47% (a)(b)	283,211	283,211
Fidelity Short-Term Bond Fund (a)	32,970	283,211
TOTAL SHORT-TERM FUNDS
(Cost $563,681)		566,422
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,033,930)		4,658,079
NET OTHER ASSETS (LIABILITIES) - 0.0%		(154)
NET ASSETS - 100%		$4,657,925

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$444,172	$36,543	$66,791	$6,904	$407,116
Fidelity Advisor Mid Cap II Fund Class I	321,454	22,738	57,031	1,440	299,980
Fidelity Blue Chip Growth Fund	298,599	22,152	47,417	618	278,553
Fidelity Capital & Income Fund	131,164	5,265	20,092	2,763	121,576
Fidelity Equity-Income Fund	459,077	22,001	78,963	6,403	428,543
Fidelity Government Income Fund	275,744	29,553	32,236	2,141	259,921
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	293,134	25,808	35,730	498	283,211
Fidelity Large Cap Stock Fund	344,308	12,205	63,070	2,965	321,407
Fidelity Series 100 Index Fund	298,599	13,249	42,632	6,417	278,553
Fidelity Series Broad Market Opportunities Fund	528,138	17,584	84,314	2,467	492,825
Fidelity Series Small Cap Opportunities Fund	45,709	2,597	9,327	217	42,854
Fidelity Short-Term Bond Fund	293,133	27,910	35,520	1,651	283,211
Fidelity Strategic Income Fund	131,164	7,465	17,014	2,189	121,576
Fidelity Strategic Real Return Fund	275,745	18,568	34,366	3,648	259,921
Fidelity Total Bond Fund	828,221	72,291	99,740	11,708	778,832
Total	$4,968,361	$335,929	$724,243	$52,029	$4,658,079

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2038 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $4,033,930) — See accompanying schedule		$4,658,079
Cash		2
Receivable for investments sold		32,249
Total assets		4,690,330
Liabilities
Payable for investments purchased	$32,250
Distribution and service plan fees payable	155
Total liabilities		32,405
Net Assets		$4,657,925
Net Assets consist of:
Paid in capital		$4,015,172
Undistributed net investment income		909
Accumulated undistributed net realized gain (loss) on investments		17,695
Net unrealized appreciation (depreciation) on investments		624,149
Net Assets		$4,657,925
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($6,474 ÷ 109.81 shares)		$58.96
Maximum offering price per share (100/94.25 of $58.96)		$62.56
Class T:
Net Asset Value and redemption price per share ($184,530 ÷ 3,132.57 shares)		$58.91
Maximum offering price per share (100/96.50 of $58.91)		$61.05
Class C:
Net Asset Value and offering price per share ($92,123 ÷ 1,573.27 shares)(a)		$58.56
Income Replacement 2038:
Net Asset Value, offering price and redemption price per share ($4,340,540 ÷ 73,655.45 shares)		$58.93
Class I:
Net Asset Value, offering price and redemption price per share ($34,258 ÷ 581.37 shares)		$58.93

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$52,029
Expenses
Distribution and service plan fees	$934
Independent trustees' fees and expenses	12
Total expenses before reductions	946
Expense reductions	(12)	934
Net investment income (loss)		51,095
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	15,339
Capital gain distributions from underlying funds	35,401
Total net realized gain (loss)		50,740
Change in net unrealized appreciation (depreciation) on underlying funds		62,692
Net gain (loss)		113,432
Net increase (decrease) in net assets resulting from operations		$164,527

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$51,095	$93,261
Net realized gain (loss)	50,740	62,002
Change in net unrealized appreciation (depreciation)	62,692	(142,555)
Net increase (decrease) in net assets resulting from operations	164,527	12,708
Distributions to shareholders from net investment income	(51,267)	(93,349)
Distributions to shareholders from net realized gain	(29,677)	(167,598)
Total distributions	(80,944)	(260,947)
Share transactions - net increase (decrease)	(393,856)	(1,464,806)
Total increase (decrease) in net assets	(310,273)	(1,713,045)
Net Assets
Beginning of period	4,968,198	6,681,243
End of period	$4,657,925	$4,968,198
Other Information
Undistributed net investment income end of period	$909	$1,081

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2038 Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$57.92	$59.57	$57.74	$54.44	$48.41	$48.19
Income from Investment Operations
Net investment income (loss)A	.574	.774	.718	.738	.953	.739
Net realized and unrealized gain (loss)	1.354	(.138)	2.463	4.763	6.186	.384
Total from investment operations	1.928	.636	3.181	5.501	7.139	1.123
Distributions from net investment income	(.527)	(.766)	(.712)	(.688)	(.909)	(.769)
Distributions from net realized gain	(.361)	(1.520)	(.639)	(1.513)	(.200)	(.134)
Total distributions	(.888)	(2.286)	(1.351)	(2.201)	(1.109)	(.903)
Net asset value, end of period	$58.96	$57.92	$59.57	$57.74	$54.44	$48.41
Total ReturnB,C,D	3.36%	1.27%	5.58%	10.39%	14.95%	2.44%
Ratios to Average Net AssetsE,F
Expenses before reductions	.24%G,H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.24%G,H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.24%G,H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.92%G	1.39%	1.22%	1.31%	1.85%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$6	$62	$172	$178	$121	$76
Portfolio turnover rate E	14%G	23%	41%	39%	49%	57%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2038 Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$57.90	$59.56	$57.74	$54.44	$48.40	$48.19
Income from Investment Operations
Net investment income (loss)A	.483	.635	.571	.599	.820	.624
Net realized and unrealized gain (loss)	1.376	(.140)	2.456	4.761	6.201	.367
Total from investment operations	1.859	.495	3.027	5.360	7.021	.991
Distributions from net investment income	(.488)	(.635)	(.568)	(.547)	(.781)	(.647)
Distributions from net realized gain	(.361)	(1.520)	(.639)	(1.513)	(.200)	(.134)
Total distributions	(.849)	(2.155)	(1.207)	(2.060)	(.981)	(.781)
Net asset value, end of period	$58.91	$57.90	$59.56	$57.74	$54.44	$48.40
Total ReturnB,C,D	3.24%	1.02%	5.30%	10.11%	14.69%	2.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.66%G	1.14%	.97%	1.07%	1.59%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$185	$183	$191	$190	$135	$105
Portfolio turnover rate E	14%G	23%	41%	39%	49%	57%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2038 Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$57.58	$59.30	$57.56	$54.33	$48.37	$48.17
Income from Investment Operations
Net investment income (loss)A	.336	.355	.276	.315	.561	.390
Net realized and unrealized gain (loss)	1.375	(.151)	2.444	4.755	6.186	.379
Total from investment operations	1.711	.204	2.720	5.070	6.747	.769
Distributions from net investment income	(.370)	(.404)	(.341)	(.327)	(.587)	(.435)
Distributions from net realized gain	(.361)	(1.520)	(.639)	(1.513)	(.200)	(.134)
Total distributions	(.731)	(1.924)	(.980)	(1.840)	(.787)	(.569)
Net asset value, end of period	$58.56	$57.58	$59.30	$57.56	$54.33	$48.37
Total ReturnB,C,D	3.00%	.50%	4.77%	9.57%	14.10%	1.67%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.16%G	.64%	.47%	.56%	1.09%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$92	$93	$104	$110	$84	$74
Portfolio turnover rate E	14%G	23%	41%	39%	49%	57%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2038 Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$57.92	$59.58	$57.75	$54.45	$48.41	$48.19
Income from Investment Operations
Net investment income (loss)A	.629	.915	.865	.881	1.076	.857
Net realized and unrealized gain (loss)	1.375	(.145)	2.464	4.759	6.200	.377
Total from investment operations	2.004	.770	3.329	5.640	7.276	1.234
Distributions from net investment income	(.633)	(.910)	(.860)	(.827)	(1.036)	(.880)
Distributions from net realized gain	(.361)	(1.520)	(.639)	(1.513)	(.200)	(.134)
Total distributions	(.994)	(2.430)	(1.499)	(2.340)	(1.236)	(1.014)
Net asset value, end of period	$58.93	$57.92	$59.58	$57.75	$54.45	$48.41
Total ReturnB,C	3.50%	1.52%	5.84%	10.66%	15.26%	2.68%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.16%G	1.64%	1.47%	1.56%	2.10%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$4,341	$4,597	$6,181	$6,017	$1,942	$1,811
Portfolio turnover rate D	14%G	23%	41%	39%	49%	57%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2038 Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$57.92	$59.58	$57.75	$54.45	$48.41	$48.19
Income from Investment Operations
Net investment income (loss)A	.628	.913	.865	.879	1.078	.857
Net realized and unrealized gain (loss)	1.376	(.143)	2.464	4.761	6.198	.377
Total from investment operations	2.004	.770	3.329	5.640	7.276	1.234
Distributions from net investment income	(.633)	(.910)	(.860)	(.827)	(1.036)	(.880)
Distributions from net realized gain	(.361)	(1.520)	(.639)	(1.513)	(.200)	(.134)
Total distributions	(.994)	(2.430)	(1.499)	(2.340)	(1.236)	(1.014)
Net asset value, end of period	$58.93	$57.92	$59.58	$57.75	$54.45	$48.41
Total ReturnB,C	3.50%	1.52%	5.84%	10.66%	15.26%	2.68%
Ratios to Average Net AssetsD,E
Expenses before reductions F	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.16%G	1.64%	1.47%	1.56%	2.10%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$34	$33	$34	$32	$29	$25
Portfolio turnover rate D	14%G	23%	41%	39%	49%	57%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2040 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	16.6	16.3
Fidelity Series Broad Market Opportunities Fund	10.8	10.8
Fidelity Advisor International Discovery Fund Class I	9.6	9.8
Fidelity Equity-Income Fund	9.4	9.4
Fidelity Large Cap Stock Fund	7.0	7.1
Fidelity Advisor Mid Cap II Fund Class I	6.5	6.6
Fidelity Series 100 Index Fund	6.1	6.1
Fidelity Blue Chip Growth Fund	6.1	6.1
Fidelity Strategic Real Return Fund	5.5	5.5
Fidelity Government Income Fund	5.5	5.5
	83.1	83.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	46.8%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.6%
Short-Term Funds	10.6%

Six months ago
Domestic Equity Funds	47.0%
International Equity Funds	9.8%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.3%
Short-Term Funds	10.4%

Fidelity Income Replacement 2040 Fund℠

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 56.4%
	Shares	Value
Domestic Equity Funds - 46.8%
Fidelity Advisor Mid Cap II Fund Class I (a)	30,356	$601,952
Fidelity Blue Chip Growth Fund (a)	7,925	559,678
Fidelity Equity-Income Fund (a)	14,893	860,195
Fidelity Large Cap Stock Fund (a)	21,664	645,146
Fidelity Series 100 Index Fund (a)	37,970	559,678
Fidelity Series Broad Market Opportunities Fund (a)	61,097	989,775
Fidelity Series Small Cap Opportunities Fund (a)	6,131	86,387

TOTAL DOMESTIC EQUITY FUNDS		4,302,811

International Equity Funds - 9.6%
Fidelity Advisor International Discovery Fund Class I (a)	23,323	878,575
TOTAL EQUITY FUNDS
(Cost $4,329,899)		5,181,386

Fixed-Income Funds - 33.0%
High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund (a)	25,317	250,890
Fidelity Strategic Income Fund (a)	23,295	250,890

TOTAL HIGH YIELD FIXED-INCOME FUNDS		501,780

Investment Grade Fixed-Income Funds - 27.6%
Fidelity Government Income Fund (a)	49,742	506,375
Fidelity Strategic Real Return Fund (a)	57,412	506,375
Fidelity Total Bond Fund (a)	144,080	1,520,043

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,532,793

TOTAL FIXED-INCOME FUNDS
(Cost $3,067,766)		3,034,573

Short-Term Funds - 10.6%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47% (a)(b)	487,076	487,076
Fidelity Short-Term Bond Fund (a)	56,703	487,076
TOTAL SHORT-TERM FUNDS
(Cost $973,517)		974,152
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $8,371,182)		9,190,111
NET OTHER ASSETS (LIABILITIES) - 0.0%		(481)
NET ASSETS - 100%		$9,189,630

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$955,013	$86,053	$147,934	$14,427	$878,575
Fidelity Advisor Mid Cap II Fund Class I	643,511	51,062	116,952	2,796	601,952
Fidelity Blue Chip Growth Fund	597,616	48,084	95,952	1,248	559,678
Fidelity Capital & Income Fund	269,513	13,366	42,650	5,636	250,890
Fidelity Equity-Income Fund	918,883	53,463	162,484	12,779	860,195
Fidelity Government Income Fund	533,167	61,815	63,497	4,115	506,375
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	506,801	44,053	63,779	847	487,076
Fidelity Large Cap Stock Fund	689,406	31,146	129,531	5,780	645,146
Fidelity Series 100 Index Fund	597,615	32,487	88,101	12,449	559,678
Fidelity Series Broad Market Opportunities Fund	1,056,569	44,263	171,476	4,789	989,775
Fidelity Series Small Cap Opportunities Fund	91,791	6,058	18,979	438	86,387
Fidelity Short-Term Bond Fund	506,801	47,721	63,530	2,807	487,076
Fidelity Strategic Income Fund	269,513	16,939	35,500	4,470	250,890
Fidelity Strategic Real Return Fund	533,167	41,120	67,589	7,082	506,375
Fidelity Total Bond Fund	1,595,591	165,374	199,197	22,448	1,520,043
Total	$9,764,957	$743,004	$1,467,151	$102,111	$9,190,111

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2040 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $8,371,182) — See accompanying schedule		$9,190,111
Receivable for investments sold		62,675
Total assets		9,252,786
Liabilities
Payable for investments purchased	$62,675
Distribution and service plan fees payable	481
Total liabilities		63,156
Net Assets		$9,189,630
Net Assets consist of:
Paid in capital		$8,353,148
Undistributed net investment income		1,754
Accumulated undistributed net realized gain (loss) on investments		15,799
Net unrealized appreciation (depreciation) on investments		818,929
Net Assets		$9,189,630
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($95,183 ÷ 1,583.23 shares)		$60.12
Maximum offering price per share (100/94.25 of $60.12)		$63.79
Class T:
Net Asset Value and redemption price per share ($747,618 ÷ 12,421.55 shares)		$60.19
Maximum offering price per share (100/96.50 of $60.19)		$62.37
Class C:
Net Asset Value and offering price per share ($178,738 ÷ 2,995.50 shares)(a)		$59.67
Income Replacement 2040:
Net Asset Value, offering price and redemption price per share ($8,166,214 ÷ 135,928.64 shares)		$60.08
Class I:
Net Asset Value, offering price and redemption price per share ($1,877 ÷ 31.24 shares)		$60.08

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$102,111
Expenses
Distribution and service plan fees	$2,857
Independent trustees' fees and expenses	22
Total expenses before reductions	2,879
Expense reductions	(22)	2,857
Net investment income (loss)		99,254
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,449)
Capital gain distributions from underlying funds	69,123
Total net realized gain (loss)		67,674
Change in net unrealized appreciation (depreciation) on underlying funds		150,751
Net gain (loss)		218,425
Net increase (decrease) in net assets resulting from operations		$317,679

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$99,254	$153,024
Net realized gain (loss)	67,674	137,577
Change in net unrealized appreciation (depreciation)	150,751	(166,274)
Net increase (decrease) in net assets resulting from operations	317,679	124,327
Distributions to shareholders from net investment income	(99,473)	(152,794)
Distributions to shareholders from net realized gain	(89,994)	(242,649)
Total distributions	(189,467)	(395,443)
Share transactions - net increase (decrease)	(703,070)	169,969
Total increase (decrease) in net assets	(574,858)	(101,147)
Net Assets
Beginning of period	9,764,488	9,865,635
End of period	$9,189,630	$9,764,488
Other Information
Undistributed net investment income end of period	$1,754	$1,973

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2040 Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.25	$60.93	$59.08	$54.91	$48.63	$48.44
Income from Investment Operations
Net investment income (loss)A	.571	.786	.748	.742	.927	.762
Net realized and unrealized gain (loss)	1.439	(.202)	2.585	5.022	6.538	.331
Total from investment operations	2.010	.584	3.333	5.764	7.465	1.093
Distributions from net investment income	(.585)	(.773)	(.742)	(.712)	(.933)	(.771)
Distributions from net realized gain	(.555)	(1.491)	(.741)	(.882)	(.252)	(.132)
Total distributions	(1.140)	(2.264)	(1.483)	(1.594)	(1.185)	(.903)
Net asset value, end of period	$60.12	$59.25	$60.93	$59.08	$54.91	$48.63
Total ReturnB,C	3.44%	1.16%	5.72%	10.68%	15.58%	2.36%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%F	.25%	.25%	.25%	.24%G	.25%
Expenses net of fee waivers, if any	.25%F	.25%	.25%	.25%	.24%G	.25%
Expenses net of all reductions	.25%F	.25%	.25%	.25%	.24%G	.25%
Net investment income (loss)	1.93%F	1.38%	1.25%	1.28%	1.79%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$95	$92	$109	$109	$10	$7
Portfolio turnover rateD	16%F	29%	31%	34%	30%	63%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2040 Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.31	$61.00	$59.15	$55.00	$48.61	$48.43
Income from Investment Operations
Net investment income (loss)A	.497	.642	.599	.605	.781	.649
Net realized and unrealized gain (loss)	1.447	(.205)	2.586	5.021	6.563	.312
Total from investment operations	1.944	.437	3.185	5.626	7.344	.961
Distributions from net investment income	(.509)	(.636)	(.594)	(.594)	(.702)	(.649)
Distributions from net realized gain	(.555)	(1.491)	(.741)	(.882)	(.252)	(.132)
Total distributions	(1.064)	(2.127)	(1.335)	(1.476)	(.954)	(.781)
Net asset value, end of period	$60.19	$59.31	$61.00	$59.15	$55.00	$48.61
Total ReturnB,C,D	3.33%	.90%	5.45%	10.40%	15.30%	2.08%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.49%H	.50%	.50%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.49%H	.50%	.50%
Expenses net of all reductions	.50%G	.50%	.50%	.49%H	.50%	.50%
Net investment income (loss)	1.68%G	1.13%	1.00%	1.04%	1.53%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$748	$752	$544	$451	$10	$51
Portfolio turnover rateE	16%G	29%	31%	34%	30%	63%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2040 Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.84	$60.60	$58.82	$54.75	$48.55	$48.42
Income from Investment Operations
Net investment income (loss)A	.346	.357	.296	.304	.532	.415
Net realized and unrealized gain (loss)	1.433	(.216)	2.580	5.003	6.524	.310
Total from investment operations	1.779	.141	2.876	5.307	7.056	.725
Distributions from net investment income	(.394)	(.410)	(.355)	(.355)	(.604)	(.463)
Distributions from net realized gain	(.555)	(1.491)	(.741)	(.882)	(.252)	(.132)
Total distributions	(.949)	(1.901)	(1.096)	(1.237)	(.856)	(.595)
Net asset value, end of period	$59.67	$58.84	$60.60	$58.82	$54.75	$48.55
Total ReturnB,C,D	3.07%	.39%	4.94%	9.84%	14.71%	1.57%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.18%G	.63%	.49%	.53%	1.03%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$179	$175	$177	$205	$154	$107
Portfolio turnover rateE	16%G	29%	31%	34%	30%	63%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2040 Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.21	$60.89	$59.04	$54.87	$48.59	$48.42
Income from Investment Operations
Net investment income (loss)A	.645	.928	.898	.880	1.051	.885
Net realized and unrealized gain (loss)	1.438	(.202)	2.584	5.027	6.531	.317
Total from investment operations	2.083	.726	3.482	5.907	7.582	1.202
Distributions from net investment income	(.658)	(.915)	(.891)	(.855)	(1.050)	(.900)
Distributions from net realized gain	(.555)	(1.491)	(.741)	(.882)	(.252)	(.132)
Total distributions	(1.213)	(2.406)	(1.632)	(1.737)	(1.302)	(1.032)
Net asset value, end of period	$60.08	$59.21	$60.89	$59.04	$54.87	$48.59
Total ReturnB,C	3.57%	1.41%	5.98%	10.97%	15.86%	2.60%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.18%G	1.63%	1.50%	1.53%	2.03%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$8,166	$8,744	$9,019	$7,882	$3,925	$2,462
Portfolio turnover rateD	16%G	29%	31%	34%	30%	63%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2040 Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.21	$60.89	$59.04	$54.88	$48.59	$48.43
Income from Investment Operations
Net investment income (loss)A	.642	.929	.897	.887	1.040	.865
Net realized and unrealized gain (loss)	1.441	(.203)	2.585	5.010	6.552	.327
Total from investment operations	2.083	.726	3.482	5.897	7.592	1.192
Distributions from net investment income	(.658)	(.915)	(.891)	(.855)	(1.050)	(.900)
Distributions from net realized gain	(.555)	(1.491)	(.741)	(.882)	(.252)	(.132)
Total distributions	(1.213)	(2.406)	(1.632)	(1.737)	(1.302)	(1.032)
Net asset value, end of period	$60.08	$59.21	$60.89	$59.04	$54.88	$48.59
Total ReturnB	3.57%	1.41%	5.98%	10.95%	15.88%	2.58%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	- %F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %F	-%	-%	-%	-%	-%
Expenses net of all reductions	- %F	-%	-%	-%	-%	-%
Net investment income (loss)	2.18%F	1.63%	1.50%	1.53%	2.03%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$2	$2	$18	$17	$2	$2
Portfolio turnover rateC	16%F	29%	31%	34%	30%	63%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2042 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	16.0	16.0
Fidelity Series Broad Market Opportunities Fund	11.0	11.1
Fidelity Advisor International Discovery Fund Class I	10.5	10.7
Fidelity Equity-Income Fund	9.5	9.6
Fidelity Large Cap Stock Fund	7.2	7.2
Fidelity Advisor Mid Cap II Fund Class I	6.7	6.7
Fidelity Series 100 Index Fund	6.2	6.2
Fidelity Blue Chip Growth Fund	6.2	6.2
Fidelity Strategic Real Return Fund	5.4	5.3
Fidelity Government Income Fund	5.3	5.3
	84.0	84.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	47.7%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	9.4%

Six months ago
Domestic Equity Funds	48.0%
International Equity Funds	10.7%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.6%
Short-Term Funds	8.9%

Fidelity Income Replacement 2042 Fund℠

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 58.2%
	Shares	Value
Domestic Equity Funds - 47.7%
Fidelity Advisor Mid Cap II Fund Class I (a)	93,001	$1,844,206
Fidelity Blue Chip Growth Fund (a)	24,238	1,711,688
Fidelity Equity-Income Fund (a)	45,599	2,633,791
Fidelity Large Cap Stock Fund (a)	66,378	1,976,724
Fidelity Series 100 Index Fund (a)	116,125	1,711,688
Fidelity Series Broad Market Opportunities Fund (a)	187,120	3,031,344
Fidelity Series Small Cap Opportunities Fund (a)	18,614	262,275

TOTAL DOMESTIC EQUITY FUNDS		13,171,716

International Equity Funds - 10.5%
Fidelity Advisor International Discovery Fund Class I (a)	76,587	2,885,023
TOTAL EQUITY FUNDS
(Cost $12,804,482)		16,056,739

Fixed-Income Funds - 32.4%
High Yield Fixed-Income Funds - 5.7%
Fidelity Capital & Income Fund (a)	79,954	792,343
Fidelity Strategic Income Fund (a)	73,570	792,344

TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,584,687

Investment Grade Fixed-Income Funds - 26.7%
Fidelity Government Income Fund (a)	144,819	1,474,258
Fidelity Strategic Real Return Fund (a)	167,150	1,474,260
Fidelity Total Bond Fund (a)	418,697	4,417,250

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		7,365,768

TOTAL FIXED-INCOME FUNDS
(Cost $8,959,937)		8,950,455

Short-Term Funds - 9.4%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47% (a)(b)	1,300,330	1,300,330
Fidelity Short-Term Bond Fund (a)	151,377	1,300,329
TOTAL SHORT-TERM FUNDS
(Cost $2,598,150)		2,600,659
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $24,362,569)		27,607,853
NET OTHER ASSETS (LIABILITIES) - 0.0%		(707)
NET ASSETS - 100%		$27,607,146

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$3,139,114	$290,616	$495,304	$49,044	$2,885,023
Fidelity Advisor Mid Cap II Fund Class I	1,973,325	159,490	367,902	8,870	1,844,206
Fidelity Blue Chip Growth Fund	1,832,373	152,339	304,829	3,859	1,711,688
Fidelity Capital & Income Fund	851,585	43,014	136,483	18,187	792,343
Fidelity Equity-Income Fund	2,819,036	176,718	524,570	39,744	2,633,791
Fidelity Government Income Fund	1,562,216	186,217	199,038	12,267	1,474,258
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	1,309,677	162,266	171,613	2,279	1,300,330
Fidelity Large Cap Stock Fund	2,114,277	104,285	414,179	18,394	1,976,724
Fidelity Series 100 Index Fund	1,832,373	106,827	285,032	39,431	1,711,688
Fidelity Series Broad Market Opportunities Fund	3,241,891	136,229	540,390	15,202	3,031,344
Fidelity Series Small Cap Opportunities Fund	281,904	15,927	59,746	1,362	262,275
Fidelity Short-Term Bond Fund	1,309,677	171,851	170,647	7,562	1,300,329
Fidelity Strategic Income Fund	851,585	58,677	117,413	14,409	792,344
Fidelity Strategic Real Return Fund	1,562,216	122,076	209,847	20,919	1,474,260
Fidelity Total Bond Fund	4,683,712	487,475	628,413	67,013	4,417,250
Total	$29,364,961	$2,374,007	$4,625,406	$318,542	$27,607,853

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2042 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $24,362,569) — See accompanying schedule		$27,607,853
Receivable for investments sold		200,575
Receivable for fund shares sold		387
Total assets		27,808,815
Liabilities
Payable for investments purchased	$197,971
Payable for fund shares redeemed	3,010
Distribution and service plan fees payable	688
Total liabilities		201,669
Net Assets		$27,607,146
Net Assets consist of:
Paid in capital		$24,276,985
Undistributed net investment income		5,156
Accumulated undistributed net realized gain (loss) on investments		79,721
Net unrealized appreciation (depreciation) on investments		3,245,284
Net Assets		$27,607,146
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($554,402 ÷ 9,207.50 shares)		$60.21
Maximum offering price per share (100/94.25 of $60.21)		$63.88
Class T:
Net Asset Value and redemption price per share ($481,296 ÷ 7,990.70 shares)		$60.23
Maximum offering price per share (100/96.50 of $60.23)		$62.41
Class C:
Net Asset Value and offering price per share ($444,866 ÷ 7,434.10 shares)(a)		$59.84
Income Replacement 2042:
Net Asset Value, offering price and redemption price per share ($26,053,134 ÷ 432,531.20 shares)		$60.23
Class I:
Net Asset Value, offering price and redemption price per share ($73,448 ÷ 1,219.40 shares)		$60.23

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$318,542
Expenses
Distribution and service plan fees	$4,197
Independent trustees' fees and expenses	63
Total expenses before reductions	4,260
Expense reductions	(63)	4,197
Net investment income (loss)		314,345
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	76,641
Capital gain distributions from underlying funds	217,266
Total net realized gain (loss)		293,907
Change in net unrealized appreciation (depreciation) on underlying funds		417,648
Net gain (loss)		711,555
Net increase (decrease) in net assets resulting from operations		$1,025,900

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$314,345	$485,731
Net realized gain (loss)	293,907	286,914
Change in net unrealized appreciation (depreciation)	417,648	(732,245)
Net increase (decrease) in net assets resulting from operations	1,025,900	40,400
Distributions to shareholders from net investment income	(315,208)	(486,226)
Distributions to shareholders from net realized gain	(227,253)	(866,030)
Total distributions	(542,461)	(1,352,256)
Share transactions - net increase (decrease)	(2,240,545)	(5,332,017)
Total increase (decrease) in net assets	(1,757,106)	(6,643,873)
Net Assets
Beginning of period	29,364,252	36,008,125
End of period	$27,607,146	$29,364,252
Other Information
Undistributed net investment income end of period	$5,156	$6,019

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2042 Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.20	$61.04	$59.16	$55.32	$48.66	$48.52
Income from Investment Operations
Net investment income (loss)A	.582	.798	.756	.755	.977	.782
Net realized and unrealized gain (loss)	1.480	(.292)	2.687	5.194	6.833	.281
Total from investment operations	2.062	.506	3.443	5.949	7.810	1.063
Distributions from net investment income	(.584)	(.802)	(.750)	(.747)	(.973)	(.791)
Distributions from net realized gain	(.468)	(1.544)	(.813)	(1.362)	(.177)	(.132)
Total distributions	(1.052)	(2.346)	(1.563)	(2.109)	(1.150)	(.923)
Net asset value, end of period	$60.21	$59.20	$61.04	$59.16	$55.32	$48.66
Total ReturnB,C,D	3.53%	1.03%	5.90%	11.01%	16.28%	2.30%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.96%G	1.40%	1.26%	1.30%	1.86%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$554	$536	$636	$565	$70	$20
Portfolio turnover rateE	17%G	29%	39%	16%	34%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2042 Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.21	$61.05	$59.18	$55.33	$48.67	$48.53
Income from Investment Operations
Net investment income (loss)A	.508	.655	.605	.605	.836	.660
Net realized and unrealized gain (loss)	1.488	(.294)	2.677	5.216	6.839	.287
Total from investment operations	1.996	.361	3.282	5.821	7.675	.947
Distributions from net investment income	(.508)	(.657)	(.599)	(.609)	(.838)	(.675)
Distributions from net realized gain	(.468)	(1.544)	(.813)	(1.362)	(.177)	(.132)
Total distributions	(.976)	(2.201)	(1.412)	(1.971)	(1.015)	(.807)
Net asset value, end of period	$60.23	$59.21	$61.05	$59.18	$55.33	$48.67
Total ReturnB,C,D	3.41%	.78%	5.62%	10.77%	15.98%	2.05%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.71%G	1.15%	1.01%	1.05%	1.61%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$481	$479	$543	$482	$153	$132
Portfolio turnover rateE	17%G	29%	39%	16%	34%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2042 Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.87	$60.79	$59.00	$55.21	$48.64	$48.52
Income from Investment Operations
Net investment income (loss)A	.358	.368	.306	.317	.582	.427
Net realized and unrealized gain (loss)	1.471	(.293)	2.673	5.194	6.821	.290
Total from investment operations	1.829	.075	2.979	5.511	7.403	.717
Distributions from net investment income	(.391)	(.451)	(.376)	(.359)	(.656)	(.465)
Distributions from net realized gain	(.468)	(1.544)	(.813)	(1.362)	(.177)	(.132)
Total distributions	(.859)	(1.995)	(1.189)	(1.721)	(.833)	(.597)
Net asset value, end of period	$59.84	$58.87	$60.79	$59.00	$55.21	$48.64
Total ReturnB,C,D	3.14%	.28%	5.11%	10.19%	15.40%	1.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.00%	1.00%	1.00%	.99%H	1.00%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	1.00%	.99%H	1.00%
Expenses net of all reductions	1.00%G	1.00%	1.00%	1.00%	.99%H	1.00%
Net investment income (loss)	1.21%G	.65%	.51%	.55%	1.12%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$445	$498	$594	$366	$97	$24
Portfolio turnover rateE	17%G	29%	39%	16%	34%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuations of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2042 Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.22	$61.06	$59.18	$55.32	$48.65	$48.51
Income from Investment Operations
Net investment income (loss)A	.657	.941	.906	.896	1.099	.897
Net realized and unrealized gain (loss)	1.480	(.293)	2.687	5.202	6.837	.284
Total from investment operations	2.137	.648	3.593	6.098	7.936	1.181
Distributions from net investment income	(.659)	(.944)	(.900)	(.876)	(1.089)	(.909)
Distributions from net realized gain	(.468)	(1.544)	(.813)	(1.362)	(.177)	(.132)
Total distributions	(1.127)	(2.488)	(1.713)	(2.238)	(1.266)	(1.041)
Net asset value, end of period	$60.23	$59.22	$61.06	$59.18	$55.32	$48.65
Total ReturnB,C	3.66%	1.29%	6.17%	11.30%	16.57%	2.56%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.21%G	1.65%	1.51%	1.55%	2.11%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$26,053	$27,774	$34,087	$32,313	$13,862	$7,139
Portfolio turnover rateD	17%G	29%	39%	16%	34%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2042 Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.21	$61.06	$59.18	$55.31	$48.64	$48.51
Income from Investment Operations
Net investment income (loss)A	.657	.943	.906	.897	1.095	.896
Net realized and unrealized gain (loss)	1.490	(.305)	2.687	5.211	6.841	.275
Total from investment operations	2.147	.638	3.593	6.108	7.936	1.171
Distributions from net investment income	(.659)	(.944)	(.900)	(.876)	(1.089)	(.909)
Distributions from net realized gain	(.468)	(1.544)	(.813)	(1.362)	(.177)	(.132)
Total distributions	(1.127)	(2.488)	(1.713)	(2.238)	(1.266)	(1.041)
Net asset value, end of period	$60.23	$59.21	$61.06	$59.18	$55.31	$48.64
Total ReturnB,C	3.68%	1.27%	6.17%	11.32%	16.57%	2.54%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.21%G	1.65%	1.51%	1.55%	2.11%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$73	$78	$148	$109	$30	$26
Portfolio turnover rateD	17%G	29%	39%	16%	34%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2017

1. Organization.

Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund is closed to new accounts and additional purchases, except for reinvestments, effective after the close of business on the dates listed below. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class.

Class A, Class T, Class C and Class I Shares	Date Closed
Income Replacement 2018 Fund	May 30, 2014
All Other Funds	January 29, 2016

Income Replacement Shares	Date Closed
All Funds	January 31, 2017

In March 2017 the Board of Trustees approved a change in the name of Class T to Class M effective after the close of business on March 24, 2017.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Distributions from the Underlying Funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Income Replacement 2018 Fund	$5,254,498	$100,472	$(2,774)	$97,698
Fidelity Income Replacement 2020 Fund	9,557,464	592,182	(57,940)	534,242
Fidelity Income Replacement 2022 Fund	12,470,908	663,884	(134,236)	529,648
Fidelity Income Replacement 2024 Fund	9,763,253	551,701	(99,137)	452,564
Fidelity Income Replacement 2026 Fund	10,763,870	537,042	(83,724)	453,318
Fidelity Income Replacement 2028 Fund	23,042,813	1,784,538	(201,003)	1,583,535
Fidelity Income Replacement 2030 Fund	12,304,109	1,262,350	(84,482)	1,177,868
Fidelity Income Replacement 2032 Fund	6,525,604	868,666	(68,861)	799,805
Fidelity Income Replacement 2034 Fund	5,857,806	898,432	(32,545)	865,887
Fidelity Income Replacement 2036 Fund	9,074,037	869,946	(103,236)	766,710
Fidelity Income Replacement 2038 Fund	4,049,333	629,482	(20,736)	608,746
Fidelity Income Replacement 2040 Fund	8,402,018	865,787	(77,694)	788,093
Fidelity Income Replacement 2042 Fund	24,485,179	3,280,018	(157,344)	3,122,674

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	2019	Total with expiration
Fidelity Income Replacement 2018 Fund	$(32,634)	$(37,212)	$(69,846)
Fidelity Income Replacement 2022 Fund	(8,036)	(74,118)	(82,154)
Fidelity Income Replacement 2026 Fund	(47,905)	–	(47,905)

Due to large redemptions or subscriptions in a prior period, $47,905 of capital losses that will be available to offset future capital gains of Fidelity Income Replacement 2026 will be limited to approximately $28,019 per year.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2018 Fund	1,931,927	1,474,409
Fidelity Income Replacement 2020 Fund	2,068,409	1,776,627
Fidelity Income Replacement 2022 Fund	1,366,225	2,150,192
Fidelity Income Replacement 2024 Fund	2,602,244	1,744,901
Fidelity Income Replacement 2026 Fund	3,890,054	1,144,481
Fidelity Income Replacement 2028 Fund	1,753,026	6,925,165
Fidelity Income Replacement 2030 Fund	1,162,191	2,063,598
Fidelity Income Replacement 2032 Fund	680,996	839,882
Fidelity Income Replacement 2034 Fund	472,277	1,591,602
Fidelity Income Replacement 2036 Fund	794,403	2,089,656
Fidelity Income Replacement 2038 Fund	335,929	724,243
Fidelity Income Replacement 2040 Fund	743,004	1,467,151
Fidelity Income Replacement 2042 Fund	2,374,007	4,625,406

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$583	$–
Class T	.25%	.25%	584	–
Class C	.75%	.25%	1,545	–
			$2,712	$–
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$1,414	$125
Class T	.25%	.25%	474	–
Class C	.75%	.25%	3,895	48
			$5,783	$173
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$365	$–
Class T	.25%	.25%	214	2
Class C	.75%	.25%	289	–
			$868	$2
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$236	$–
Class T	.25%	.25%	374	18
Class C	.75%	.25%	764	–
			$1,374	$18
Fidelity Income Replacement 2026 Fund
Class A	-%	.25%	$711	$–
Class T	.25%	.25%	754	16
Class C	.75%	.25%	1,257	402
			$2,722	$418
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$568	$–
Class T	.25%	.25%	1,020	–
Class C	.75%	.25%	1,016	19
			$2,604	$19
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$171	$–
Class T	.25%	.25%	40	18
Class C	.75%	.25%	995	190
			$1,206	$208
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$467	$–
Class T	.25%	.25%	115	52
Class C	.75%	.25%	624	55
			$1,206	$107
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$344	$10
Class T	.25%	.25%	192	60
Class C	.75%	.25%	724	65
			$1,260	$135
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$621	$–
Class T	.25%	.25%	2,270	–
Class C	.75%	.25%	1,896	–
			$4,787	$–
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$18	$1
Class T	.25%	.25%	456	14
Class C	.75%	.25%	460	5
			$934	$20
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$116	$4
Class T	.25%	.25%	1,864	10
Class C	.75%	.25%	877	–
			$2,857	$14
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$676	$–
Class T	.25%	.25%	1,201	10
Class C	.75%	.25%	2,320	96
			$4,197	$106

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares. For the period, there were no sales charge amounts retained by FDC.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service plan fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement(a)
Fidelity Income Replacement 2018 Fund	$12
Fidelity Income Replacement 2020 Fund	22
Fidelity Income Replacement 2022 Fund	31
Fidelity Income Replacement 2024 Fund	23
Fidelity Income Replacement 2026 Fund	21
Fidelity Income Replacement 2028 Fund	62
Fidelity Income Replacement 2030 Fund	31
Fidelity Income Replacement 2032 Fund	17
Fidelity Income Replacement 2034 Fund	18
Fidelity Income Replacement 2036 Fund	24
Fidelity Income Replacement 2038 Fund	12
Fidelity Income Replacement 2040 Fund	22
Fidelity Income Replacement 2042 Fund	63

 (a) Represents total amount reimbursed to the Fund. Each class has received a pro-rata allocation of reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2017	Year ended July 31, 2016
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$1,264	$3,571
Class T	335	1,333
Class C	77	653
Income Replacement 2018	14,804	38,034
Class I	813	2,415
Total	$17,293	$46,006
From net realized gain
Class A	$–	$235
Class T	–	140
Class C	–	217
Income Replacement 2018	–	1,759
Class I	–	118
Total	$–	$2,469
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$6,709	$13,988
Class T	888	1,870
Class C	1,831	4,242
Income Replacement 2020	57,036	95,316
Class I	482	2,119
Total	$66,946	$117,535
From net realized gain
Class A	$9,654	$23,499
Class T	1,623	4,347
Class C	6,756	18,056
Income Replacement 2020	65,972	141,250
Class I	582	4,068
Total	$84,587	$191,220
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$2,356	$4,847
Class T	563	938
Class C	$253	$337
Income Replacement 2022	119,845	214,082
Class I	916	1,666
Total	$123,933	$221,870
From net realized gain
Class A	$331	$375
Class T	97	78
Class C	66	52
Income Replacement 2022	14,332	12,274
Class I	103	78
Total	$14,929	$12,857
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$1,564	$4,661
Class T	1,040	2,666
Class C	710	949
Income Replacement 2024	93,840	141,578
Class I	508	915
Total	$97,662	$150,769
From net realized gain
Class A	$575	$7,591
Class T	454	5,214
Class C	467	2,769
Income Replacement 2024	30,188	151,262
Class I	162	1,012
Total	$31,846	$167,848
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$4,828	$8,571
Class T	2,192	3,397
Class C	1,292	1,628
Income Replacement 2026	82,923	112,093
Class I	300	478
Total	$91,535	$126,167
From net realized gain
Class A	$3,090	$7,102
Class T	1,636	3,213
Class C	1,365	1,456
Income Replacement 2026	42,050	67,136
Class I	165	310
Total	$48,306	$79,217
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$3,751	$10,860
Class T	2,967	4,711
Class C	1,114	1,570
Income Replacement 2028	268,137	458,398
Class I	598	1,058
Total	$276,567	$476,597
From net realized gain
Class A	$2,747	$14,148
Class T	2,461	7,542
Class C	1,197	3,748
Income Replacement 2028	158,149	449,213
Class I	359	4,219
Total	$164,913	$478,870
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$1,254	$3,026
Class T	129	213
Class C	1,138	2,244
Income Replacement 2030	135,107	242,309
Class I	324	491
Total	$137,952	$248,283
From net realized gain
Class A	$1,079	$6,194
Class T	126	482
Class C	1,579	7,690
Income Replacement 2030	104,750	373,301
Class I	244	716
Total	$107,778	$388,383
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$3,504	$5,451
Class T	248	931
Class C	742	878
Income Replacement 2032	71,138	113,077
Class I	604	896
Total	$76,236	$121,233
From net realized gain
Class A	$4,415	$10,055
Class T	583	1,736
Class C	1,484	3,229
Income Replacement 2032	80,413	181,970
Class I	671	1,382
Total	$87,566	$198,372
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$2,587	$3,762
Class T	324	1,059
Class C	896	1,019
Income Replacement 2034	67,901	133,102
Class I	2,522	3,598
Total	$74,230	$142,540
From net realized gain
Class A	$1,036	$7,727
Class T	157	2,643
Class C	553	3,553
Income Replacement 2034	24,070	239,145
Class I	888	5,942
Total	$26,704	$259,010
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$4,797	$5,910
Class T	5,382	11,291
Class C	2,393	2,752
Income Replacement 2036	90,833	140,284
Class I	9	12
Total	$103,414	$160,249
From net realized gain
Class A	$5,776	$9,270
Class T	11,903	23,460
Class C	$4,463	$9,451
Income Replacement 2036	95,960	196,785
Class I	9	18
Total	$118,111	$238,984
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$58	$2,058
Class T	1,532	2,046
Class C	581	658
Income Replacement 2038	48,731	88,056
Class I	365	531
Total	$51,267	$93,349
From net realized gain
Class A	$39	$4,456
Class T	1,133	4,851
Class C	573	2,624
Income Replacement 2038	27,725	154,785
Class I	207	882
Total	$29,677	$167,598
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$919	$1,339
Class T	6,359	7,925
Class C	1,176	1,221
Income Replacement 2040	90,999	142,075
Class I	20	234
Total	$99,473	$152,794
From net realized gain
Class A	$864	$2,644
Class T	6,984	14,410
Class C	1,647	4,357
Income Replacement 2040	80,482	220,792
Class I	17	446
Total	$89,994	$242,649
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$5,333	$7,358
Class T	4,112	5,372
Class C	2,903	3,593
Income Replacement 2042	302,064	468,262
Class I	796	1,641
Total	$315,208	$486,226
From net realized gain
Class A	$4,246	$15,912
Class T	3,780	12,399
Class C	3,773	10,559
Income Replacement 2042	214,892	824,194
Class I	562	2,966
Total	$227,253	$866,030

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2017	Year ended July 31, 2016	Six months ended January 31, 2017	Year ended July 31, 2016
Fidelity Income Replacement 2018 Fund
Class A
Reinvestment of distributions	18	52	$1,007	$2,825
Shares redeemed	(711)	(1,596)	(39,132)	(86,858)
Net increase (decrease)	(693)	(1,544)	$(38,125)	$(84,033)
Class T
Reinvestment of distributions	5	24	$299	$1,289
Shares redeemed	(820)	(1,843)	(45,102)	(100,365)
Net increase (decrease)	(815)	(1,819)	$(44,803)	$(99,076)
Class C
Reinvestment of distributions	1	15	$73	$834
Shares redeemed	(485)	(4,723)	(26,526)	(256,297)
Net increase (decrease)	(484)	(4,708)	$(26,453)	$(255,463)
Income Replacement 2018
Shares sold	27,090	39,457	$1,491,288	$2,136,458
Reinvestment of distributions	165	364	9,105	19,788
Shares redeemed	(16,425)	(51,798)	(904,316)	(2,824,986)
Net increase (decrease)	10,830	(11,977)	$596,077	$(668,740)
Class I
Reinvestment of distributions	15	47	$813	$2,532
Shares redeemed	(637)	(1,275)	(35,091)	(69,482)
Net increase (decrease)	(622)	(1,228)	$(34,278)	$(66,950)
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	–	5,720	$–	$309,005
Reinvestment of distributions	259	582	14,216	31,434
Shares redeemed	(1,893)	(4,418)	(104,299)	(239,085)
Net increase (decrease)	(1,634)	1,884	$(90,083)	$101,354
Class T
Reinvestment of distributions	44	110	$2,406	$5,956
Shares redeemed	(98)	(281)	(5,337)	(15,161)
Net increase (decrease)	(54)	(171)	$(2,931)	$(9,205)
Class C
Shares sold	–	2,368	$–	$127,731
Reinvestment of distributions	152	403	8,327	21,674
Shares redeemed	(1,488)	(2,159)	(81,738)	(116,978)
Net increase (decrease)	(1,336)	612	$(73,411)	$32,427
Income Replacement 2020
Shares sold	24,046	69,087	$1,320,474	$3,758,117
Reinvestment of distributions	1,625	3,337	89,083	180,346
Shares redeemed	(16,265)	(52,032)	(893,230)	(2,823,179)
Net increase (decrease)	9,406	20,392	$516,327	$1,115,284
Class I
Reinvestment of distributions	19	115	$1,064	$6,187
Shares redeemed	(98)	(2,256)	(5,399)	(121,655)
Net increase (decrease)	(79)	(2,141)	$(4,335)	$(115,468)
Fidelity Income Replacement 2022 Fund
Class A
Reinvestment of distributions	39	78	$2,322	$4,469
Shares redeemed	(51)	(2,485)	(3,020)	(138,398)
Net increase (decrease)	(12)	(2,407)	$(698)	$(133,929)
Class T
Reinvestment of distributions	11	18	$660	$1,017
Shares redeemed	(99)	(90)	(5,861)	(5,200)
Net increase (decrease)	(88)	(72)	$(5,201)	$(4,183)
Class C
Reinvestment of distributions	3	4	$163	$206
Shares redeemed	–	(46)	–	(2,674)
Net increase (decrease)	3	(42)	$163	$(2,468)
Income Replacement 2022
Shares sold	13,088	51,218	$771,337	$2,896,526
Reinvestment of distributions	1,501	2,543	88,273	145,507
Shares redeemed	(27,916)	(72,020)	(1,644,447)	(4,099,618)
Net increase (decrease)	(13,327)	(18,259)	$(784,837)	$(1,057,585)
Class I
Shares sold	–	685	$–	$37,829
Reinvestment of distributions	17	30	1,019	1,744
Shares redeemed	(703)	(19)	(41,556)	(1,106)
Net increase (decrease)	(686)	696	$(40,537)	$38,467
Fidelity Income Replacement 2024 Fund
Class A
Reinvestment of distributions	26	194	$1,500	$10,972
Shares redeemed	(52)	(4,831)	(3,027)	(271,160)
Net increase (decrease)	(26)	(4,637)	$(1,527)	$(260,188)
Class T
Reinvestment of distributions	12	116	$712	$6,575
Shares redeemed	(144)	(3,141)	(8,441)	(175,892)
Net increase (decrease)	(132)	(3,025)	$(7,729)	$(169,317)
Class C
Reinvestment of distributions	20	66	$1,177	$3,718
Shares redeemed	(172)	(191)	(10,096)	(10,917)
Net increase (decrease)	(152)	(125)	$(8,919)	$(7,199)
Income Replacement 2024
Shares sold	38,794	49,373	$2,278,635	$2,825,155
Reinvestment of distributions	1,467	4,112	85,864	233,011
Shares redeemed	(25,763)	(58,308)	(1,514,021)	(3,311,153)
Net increase (decrease)	14,498	(4,823)	$850,478	$(252,987)
Class I
Reinvestment of distributions	6	20	$360	$1,130
Shares redeemed	–	(254)	–	(14,566)
Net increase (decrease)	6	(234)	$360	$(13,436)
Fidelity Income Replacement 2026 Fund
Class A
Reinvestment of distributions	123	254	$7,356	$14,755
Shares redeemed	(485)	(2,683)	(29,141)	(151,495)
Net increase (decrease)	(362)	(2,429)	$(21,785)	$(136,740)
Class T
Shares sold	–	100	$–	$5,894
Reinvestment of distributions	64	114	3,828	6,610
Shares redeemed	(249)	(516)	(15,000)	(30,000)
Net increase (decrease)	(185)	(302)	$(11,172)	$(17,496)
Class C
Shares sold	–	2,995	$–	$174,801
Reinvestment of distributions	45	53	$2,657	$3,084
Shares redeemed	(1)	(296)	(35)	(17,012)
Net increase (decrease)	44	2,752	$2,622	$160,873
Income Replacement 2026
Shares sold	60,758	55,773	$3,652,284	$3,236,571
Reinvestment of distributions	1,457	2,321	87,524	134,899
Shares redeemed	(16,179)	(40,225)	(975,435)	(2,349,933)
Net increase (decrease)	46,036	17,869	$2,764,373	$1,021,537
Class I
Reinvestment of distributions	7	14	$465	$787
Shares redeemed	–	(27)	–	(1,478)
Net increase (decrease)	7	(13)	$465	$(691)
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	–	5,853	$–	$346,051
Reinvestment of distributions	107	426	6,498	25,007
Shares redeemed	(2,079)	(11,648)	(127,135)	(660,057)
Net increase (decrease)	(1,972)	(5,369)	$(120,637)	$(288,999)
Class T
Shares sold	–	1,673	$–	$98,478
Reinvestment of distributions	67	176	4,065	10,305
Shares redeemed	(991)	(2,517)	(60,679)	(148,353)
Net increase (decrease)	(924)	(668)	$(56,614)	$(39,570)
Class C
Shares sold	–	1,169	$–	$70,718
Reinvestment of distributions	38	91	2,311	5,318
Shares redeemed	(209)	(633)	(12,786)	(38,307)
Net increase (decrease)	(171)	627	$(10,475)	$37,729
Income Replacement 2028
Shares sold	11,439	195,909	$696,960	$11,547,098
Reinvestment of distributions	5,140	12,560	312,262	737,302
Shares redeemed	(98,413)	(165,141)	(5,996,367)	(9,729,252)
Net increase (decrease)	(81,834)	43,328	$(4,987,145)	$2,555,148
Class I
Shares sold	–	4,724	$–	$284,670
Reinvestment of distributions	16	90	957	5,277
Shares redeemed	(140)	(8,655)	(8,423)	(514,080)
Net increase (decrease)	(124)	(3,841)	$(7,466)	$(224,133)
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	–	55	$–	$3,199
Reinvestment of distributions	23	113	1,401	6,525
Shares redeemed	(494)	(2,218)	(29,688)	(127,398)
Net increase (decrease)	(471)	(2,050)	$(28,287)	$(117,674)
Class T
Shares sold	–	34	$–	$2,000
Reinvestment of distributions	4	12	255	694
Shares redeemed	–	(129)	(1)	(7,200)
Net increase (decrease)	4	(83)	$254	$(4,506)
Class C
Shares sold	–	1,610	$–	$92,155
Reinvestment of distributions	37	162	2,215	9,314
Shares redeemed	(69)	(4,087)	$(4,108)	$(232,547)
Net increase (decrease)	(32)	(2,315)	$(1,893)	$(131,078)
Income Replacement 2030
Shares sold	10,502	22,765	$634,856	$1,310,359
Reinvestment of distributions	3,032	8,985	181,442	519,663
Shares redeemed	(27,933)	(80,152)	(1,670,870)	(4,631,240)
Net increase (decrease)	(14,399)	(48,402)	$(854,572)	$(2,801,218)
Class I
Reinvestment of distributions	9	21	$568	$1,208
Shares redeemed	–	(27)	–	(1,496)
Net increase (decrease)	9	(6)	$568	$(288)
Fidelity Income Replacement 2032 Fund
Class A
Reinvestment of distributions	121	249	$6,896	$13,708
Shares redeemed	(438)	(636)	(25,000)	(35,019)
Net increase (decrease)	(317)	(387)	$(18,104)	$(21,311)
Class T
Shares sold	–	1,176	$–	$64,363
Reinvestment of distributions	15	48	831	2,667
Shares redeemed	(645)	(1,358)	(36,603)	(71,273)
Net increase (decrease)	(630)	(134)	$(35,772)	$(4,243)
Class C
Reinvestment of distributions	39	74	$2,206	$4,046
Shares redeemed	(35)	(237)	(1,961)	(12,646)
Net increase (decrease)	4	(163)	$245	$(8,600)
Income Replacement 2032
Shares sold	5,321	3,094	$301,439	$172,900
Reinvestment of distributions	1,694	4,515	96,135	248,476
Shares redeemed	(8,162)	(23,938)	(468,224)	(1,316,244)
Net increase (decrease)	(1,147)	(16,329)	$(70,650)	$(894,868)
Class I
Reinvestment of distributions	22	41	$1,275	$2,278
Shares redeemed	–	(52)	–	(2,741)
Net increase (decrease)	22	(11)	$1,275	$(463)
Fidelity Income Replacement 2034 Fund
Class A
Reinvestment of distributions	16	61	$953	$3,517
Shares redeemed	(227)	(264)	(13,458)	(15,261)
Net increase (decrease)	(211)	(203)	$(12,505)	$(11,744)
Class T
Shares sold	–	2,372	$-	$132,706
Reinvestment of distributions	8	64	481	3,703
Shares redeemed	(1,201)	(2,511)	(72,690)	(138,710)
Net increase (decrease)	(1,193)	(75)	$(72,209)	$(2,301)
Class C
Shares sold	–	435	$–	$25,000
Reinvestment of distributions	24	80	1,449	4,572
Shares redeemed	–	(262)	–	(14,590)
Net increase (decrease)	24	253	$1,449	$14,982
Income Replacement 2034
Shares sold	1,825	19,850	$109,468	$1,163,917
Reinvestment of distributions	993	5,159	59,647	296,849
Shares redeemed	(20,575)	(48,419)	$(1,229,940)	$(2,795,141)
Net increase (decrease)	(17,757)	(23,410)	$(1,060,825)	$(1,334,375)
Class I
Shares sold	–	570	$–	$30,763
Reinvestment of distributions	57	166	3,410	9,540
Shares redeemed	(29)	(566)	(1,720)	(31,395)
Net increase (decrease)	28	170	$1,690	$8,908
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	–	1,233	$–	$70,588
Reinvestment of distributions	176	260	10,573	15,180
Shares redeemed	(298)	(509)	(17,968)	(30,132)
Net increase (decrease)	(122)	984	$(7,395)	$55,636
Class T
Shares sold	–	311	$–	$18,325
Reinvestment of distributions	258	551	15,458	32,064
Shares redeemed	(8,341)	(1,416)	(506,544)	(82,028)
Net increase (decrease)	(8,083)	(554)	$(491,086)	$(31,639)
Class C
Reinvestment of distributions	92	183	$5,485	$10,599
Shares redeemed	(270)	(1,005)	(16,194)	(58,699)
Net increase (decrease)	(178)	(822)	$(10,709)	$(48,100)
Income Replacement 2036
Shares sold	4,289	12,583	$259,922	$727,911
Reinvestment of distributions	2,303	4,205	138,319	244,970
Shares redeemed	(18,737)	(17,250)	(1,139,165)	(1,012,347)
Net increase (decrease)	(12,145)	(462)	$(740,924)	$(39,466)
Class I
Reinvestment of distributions	1	1	$18	$30
Shares redeemed	–	(2)	–	(38)
Net increase (decrease)	1	(1)	$18	$(8)
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	–	141	$–	$7,909
Reinvestment of distributions	1	115	58	6,415
Shares redeemed	(969)	(2,057)	(56,471)	(114,735)
Net increase (decrease)	(968)	(1,801)	$(56,413)	$(100,411)
Class T
Reinvestment of distributions	33	103	$1,893	$5,729
Shares redeemed	(64)	(140)	(3,702)	(7,817)
Net increase (decrease)	(31)	(37)	$(1,809)	$(2,088)
Class C
Reinvestment of distributions	20	59	$1,154	$3,281
Shares redeemed	(59)	(200)	(3,382)	(11,180)
Net increase (decrease)	(39)	(141)	$(2,228)	$(7,899)
Income Replacement 2038
Shares sold	1,316	4,366	$76,478	$246,487
Reinvestment of distributions	1,114	3,916	64,577	218,216
Shares redeemed	(8,135)	(32,653)	(475,033)	(1,818,911)
Net increase (decrease)	(5,705)	(24,371)	$(333,978)	$(1,354,208)
Class I
Reinvestment of distributions	10	25	$572	$1,412
Shares redeemed	–	(31)	$–	$(1,612)
Net increase (decrease)	10	(6)	$572	$(200)
Fidelity Income Replacement 2040 Fund
Class A
Reinvestment of distributions	29	64	$1,690	$3,649
Shares redeemed	–	(291)	–	(16,674)
Net increase (decrease)	29	(227)	$1,690	$(13,025)
Class T
Shares sold	–	9,235	$–	$527,973
Reinvestment of distributions	170	303	10,001	17,283
Shares redeemed	(425)	(5,773)	(25,207)	(327,421)
Net increase (decrease)	(255)	3,765	$(15,206)	$217,835
Class C
Reinvestment of distributions	44	93	$2,573	$5,260
Shares redeemed	(18)	(40)	(1,048)	(2,283)
Net increase (decrease)	26	53	$1,525	$2,977
Income Replacement 2040
Shares sold	4,321	16,324	$256,355	$939,546
Reinvestment of distributions	2,169	5,088	127,658	289,555
Shares redeemed	(18,249)	(21,837)	(1,075,129)	(1,251,519)
Net increase (decrease)	(11,759)	(425)	$(691,116)	$(22,418)
Class I
Reinvestment of distributions	1	12	$37	$671
Shares redeemed	–	(279)	–	(16,071)
Net increase (decrease)	1	(267)	$37	$(15,400)
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	–	48	$–	$2,788
Reinvestment of distributions	161	406	9,540	23,116
Shares redeemed	–	(1,820)	–	(105,363)
Net increase (decrease)	161	(1,366)	$9,540	$(79,459)
Class T
Shares sold	–	7	$–	$406
Reinvestment of distributions	104	266	6,153	15,110
Shares redeemed	(208)	(1,080)	(12,401)	(62,622)
Net increase (decrease)	(104)	(807)	$(6,248)	$(47,106)
Class C
Shares sold	–	5,320	$–	$289,821
Reinvestment of distributions	95	230	5,545	13,021
Shares redeemed	(1,121)	(6,862)	(65,888)	(385,276)
Net increase (decrease)	(1,026)	(1,312)	$(60,343)	$(82,434)
Income Replacement 2042
Shares sold	17,244	76,280	$1,027,023	$4,335,174
Reinvestment of distributions	6,649	18,992	392,987	1,080,834
Shares redeemed	(60,360)	(184,484)	(3,597,862)	(10,474,890)
Net increase (decrease)	(36,467)	(89,212)	$(2,177,852)	$(5,058,882)
Class I
Reinvestment of distributions	23	81	$1,358	$4,598
Shares redeemed	(117)	(1,198)	(7,000)	(68,734)
Net increase (decrease)	(94)	(1,117)	$(5,642)	$(64,136)

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investment by the Fund within their principle investment strategies may represent a significant portion of the underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds:

Fund	Fidelity Income Replacement 2028 Fund	Fidelity Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	16%	23%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	98%

In January 2017, the Board of Trustees approved a Plan of Liquidation and Dissolution whereby the Fidelity Income Replacement 2018 Fund and Fidelity Income Replacement 2020 Fund, consistent with the Funds' original design, will distribute all of their net assets to their shareholders on or about March 24, 2017.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$1,000.00	$1,003.10	$1.26
Hypothetical-C		$1,000.00	$1,023.95	$1.28
Class T	.50%
Actual		$1,000.00	$1,001.70	$2.52
Hypothetical-C		$1,000.00	$1,022.68	$2.55
Class C	1.00%
Actual		$1,000.00	$999.20	$5.04
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Income Replacement 2018	- %
Actual		$1,000.00	$1,004.30	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Class I	- %
Actual		$1,000.00	$1,004.30	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$1,000.00	$1,007.30	$1.26
Hypothetical-C		$1,000.00	$1,023.95	$1.28
Class T	.50%
Actual		$1,000.00	$1,006.00	$2.53
Hypothetical-C		$1,000.00	$1,022.68	$2.55
Class C	1.00%
Actual		$1,000.00	$1,003.40	$5.05
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Income Replacement 2020	- %
Actual		$1,000.00	$1,008.40	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Class I	- %
Actual		$1,000.00	$1,008.40	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$1,000.00	$1,012.20	$1.27
Hypothetical-C		$1,000.00	$1,023.95	$1.28
Class T	.50%
Actual		$1,000.00	$1,010.90	$2.53
Hypothetical-C		$1,000.00	$1,022.68	$2.55
Class C	1.00%
Actual		$1,000.00	$1,008.40	$5.06
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Income Replacement 2022	- %
Actual		$1,000.00	$1,013.40	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Class I	- %
Actual		$1,000.00	$1,013.40	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$1,000.00	$1,018.70	$1.27
Hypothetical-C		$1,000.00	$1,023.95	$1.28
Class T	.50%
Actual		$1,000.00	$1,017.60	$2.54
Hypothetical-C		$1,000.00	$1,022.68	$2.55
Class C	1.00%
Actual		$1,000.00	$1,014.80	$5.08
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Income Replacement 2024	- %
Actual		$1,000.00	$1,019.90	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Class I	- %
Actual		$1,000.00	$1,019.90	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$1,000.00	$1,023.40	$1.28
Hypothetical-C		$1,000.00	$1,023.95	$1.28
Class T	.50%
Actual		$1,000.00	$1,022.10	$2.55
Hypothetical-C		$1,000.00	$1,022.68	$2.55
Class C	1.00%
Actual		$1,000.00	$1,019.60	$5.09
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Income Replacement 2026	- %
Actual		$1,000.00	$1,024.70	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Class I	- %
Actual		$1,000.00	$1,024.70	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$1,000.00	$1,026.90	$1.28
Hypothetical-C		$1,000.00	$1,023.95	$1.28
Class T	.50%
Actual		$1,000.00	$1,025.60	$2.55
Hypothetical-C		$1,000.00	$1,022.68	$2.55
Class C	1.00%
Actual		$1,000.00	$1,023.00	$5.10
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Income Replacement 2028	- %
Actual		$1,000.00	$1,028.20	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Class I	- %
Actual		$1,000.00	$1,028.20	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$1,000.00	$1,029.10	$1.28
Hypothetical-C		$1,000.00	$1,023.95	$1.28
Class T	.50%
Actual		$1,000.00	$1,027.70	$2.56
Hypothetical-C		$1,000.00	$1,022.68	$2.55
Class C	1.00%
Actual		$1,000.00	$1,025.20	$5.10
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Income Replacement 2030	- %
Actual		$1,000.00	$1,030.40	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Class I	- %
Actual		$1,000.00	$1,030.40	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$1,000.00	$1,030.70	$1.28
Hypothetical-C		$1,000.00	$1,023.95	$1.28
Class T	.50%
Actual		$1,000.00	$1,029.50	$2.56
Hypothetical-C		$1,000.00	$1,022.68	$2.55
Class C	1.00%
Actual		$1,000.00	$1,026.90	$5.11
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Income Replacement 2032	- %
Actual		$1,000.00	$1,032.00	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Class I	- %
Actual		$1,000.00	$1,032.00	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$1,000.00	$1,031.90	$1.28
Hypothetical-C		$1,000.00	$1,023.95	$1.28
Class T	.50%
Actual		$1,000.00	$1,030.20	$2.56
Hypothetical-C		$1,000.00	$1,022.68	$2.55
Class C	1.00%
Actual		$1,000.00	$1,028.00	$5.11
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Income Replacement 2034	- %
Actual		$1,000.00	$1,033.20	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Class I	- %
Actual		$1,000.00	$1,033.20	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$1,000.00	$1,032.80	$1.28
Hypothetical-C		$1,000.00	$1,023.95	$1.28
Class T	.50%
Actual		$1,000.00	$1,031.50	$2.56
Hypothetical-C		$1,000.00	$1,022.68	$2.55
Class C	1.00%
Actual		$1,000.00	$1,029.00	$5.11
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Income Replacement 2036	- %
Actual		$1,000.00	$1,034.10	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Class I	- %
Actual		$1,000.00	$1,034.40	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Fidelity Income Replacement 2038 Fund
Class A	.24%-D
Actual		$1,000.00	$1,033.60	$1.23
Hypothetical-C		$1,000.00	$1,024.00	$1.22
Class T	.50%
Actual		$1,000.00	$1,032.40	$2.56
Hypothetical-C		$1,000.00	$1,022.68	$2.55
Class C	1.00%
Actual		$1,000.00	$1,030.00	$5.12
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Income Replacement 2038	- %
Actual		$1,000.00	$1,035.00	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Class I	- %
Actual		$1,000.00	$1,035.00	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$1,000.00	$1,034.40	$1.28
Hypothetical-C		$1,000.00	$1,023.95	$1.28
Class T	.50%
Actual		$1,000.00	$1,033.30	$2.56
Hypothetical-C		$1,000.00	$1,022.68	$2.55
Class C	1.00%
Actual		$1,000.00	$1,030.70	$5.12
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Income Replacement 2040	- %
Actual		$1,000.00	$1,035.70	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Class I	- %
Actual		$1,000.00	$1,035.70	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$1,000.00	$1,035.30	$1.28
Hypothetical-C		$1,000.00	$1,023.95	$1.28
Class T	.50%
Actual		$1,000.00	$1,034.10	$2.56
Hypothetical-C		$1,000.00	$1,022.68	$2.55
Class C	1.00%
Actual		$1,000.00	$1,031.40	$5.12
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Income Replacement 2042	- %
Actual		$1,000.00	$1,036.60	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Class I	- %
Actual		$1,000.00	$1,036.80	$-
Hypothetical-C		$1,000.00	$1,025.21	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

 D On certain classes, the size and fluctuation of net assets may cause rounding of expenses amounts and ratios to differ from contractual rates.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Income Replacement Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the funds do not pay FMRC a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Income Replacement 2016 Fund

Income Replacement 2018 Fund

Income Replacement 2020 Fund

Income Replacement 2022 Fund

Income Replacement 2024 Fund

Income Replacement 2026 Fund

Income Replacement 2028 Fund

Income Replacement 2030 Fund

Income Replacement 2032 Fund

Income Replacement 2034 Fund

Income Replacement 2036 Fund

Income Replacement 2038 Fund

Income Replacement 2040 Fund

Income Replacement 2042 Fund

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject. The Board noted that, beginning with the 2014 competitive results, the comparisons reflect a revised Total Mapped Group that includes only non-target date funds-of-funds that invest in affiliated funds.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures, and that while the funds do not pay a management fee, they indirectly bear a portion of the management fees paid by the Fidelity funds in which they invest, some of which are subject to the group fee. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered fund-paid 12b-1 fees and noted that each fund invests in a class of shares of the underlying Fidelity fund that does not charge a 12b-1 fee to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, the applicable class of each underlying Fidelity fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and the retail class of each fund ranked below the competitive median for 2015 and the total expense ratio of Class T of each fund ranked equal to the competitive median for 2015.

In considering the total expense ratio of each class of each fund, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the class and the other funds and classes to which it is compared. The Board noted that, under this alternative competitive analysis, the total expense ratio of each class of each fund ranked below the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Income Replacement 2022 Fund

Fidelity Income Replacement 2024 Fund

Fidelity Income Replacement 2026 Fund

Fidelity Income Replacement 2028 Fund

Fidelity Income Replacement 2030 Fund

Fidelity Income Replacement 2032 Fund

Fidelity Income Replacement 2034 Fund

Fidelity Income Replacement 2036 Fund

Fidelity Income Replacement 2038 Fund

Fidelity Income Replacement 2040 Fund

Fidelity Income Replacement 2042 Fund

At its January 2017 meeting, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve an amended and restated management contract (New Advisory Contract) between FMR Co., Inc. (FMRC) and each fund to add a management fee payable by each fund. The Board considered that each fund's New Advisory Contract will not take effect unless it is approved by the fund's shareholders.

The Board noted that, under each fund's current management contract (Current Advisory Contract), the funds do not pay a management fee to FMRC. Instead, the Board noted that, each fund currently indirectly incurs a portion of the management fee and other expenses of each underlying fund in which each fund invests and that such expenses are currently reflected in each fund's expense ratio as acquired fund fees and expenses. The Board considered that, under each fund's New Advisory Contract, each class or each fund, as applicable, will pay a monthly management fee to FMRC at an annual rate for the class or the fund, as applicable.

The Board considered that the increase in each fund's management fee under the New Advisory Contract will result in the fund's management fee rate ranking above the median of the management fee rates of its competitor funds based on the competitive mapped group data provided to the Board in July 2016 in connection with its consideration of the annual renewal of the Current Advisory Contract. However, the Board considered that the increase in management fees under the New Advisory Contract will be offset by a decrease in each fund's acquired fund fees and expenses as a result of the repositioning of the funds to invest only in a particular subset of the underlying funds (Series Funds) together with fee reductions for the Series Funds under new management contracts, sub-advisory agreements, transfer agent agreements, and pricing and bookkeeping agreements (collectively, the New Series Fund Contracts) that will go into effect if new advisory contracts for certain other Fidelity funds that invest in the Series Funds are approved by shareholders of those other Fidelity funds. The Board noted that, once the New Series Fund Contracts take effect, the Series Funds will no longer pay any operating expenses, except 12b-1 fees, interest and taxes, brokerage commissions, independent trustee expenses, custodian fees, expenses related to proxy solicitations, and extraordinary expenses (such as litigation expenses), and, thus, the funds' acquired fund fees and expenses will be significantly reduced. The Board noted that, as a result, the increased management fee and decreased acquired fund fees and expenses are expected to have the combined effect of reducing the total expenses incurred by shareholders of each fund by at least 0.01%.

After approving the New Advisory Contracts and implementing the New Series Fund Contracts, the total expense ratio of each class of each fund, including acquired fund fees and expenses, is expected to continue to rank below the median, except for Class C and Class T of certain funds which will rank above median, of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure. The Board noted that the total expense ratio of Class T of certain funds will rank above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the total expense ratio of Class C of certain funds will rank above the competitive median primarily because of Class C's 12b-1 fees. The Board also noted that, once the New Series Fund Contracts take effect, the funds' total expense ratios are expected to be more predictable because all the Series Funds will be priced similarly and, thus, the funds' investment decisions will not result in shifting expense levels.

The Board considered that, because the implementation of the New Series Fund Contracts is dependent on approval of new advisory contracts by the shareholders of certain other Fidelity funds, FMRC will adopt an expense contract for each fund. Under each fund's expense contract, the fund will waive its management fee so long as the Series Funds continue to pay management fees.

The Board considered that the approval of the New Advisory Contracts will not result in any changes to (i) the investment process or strategies employed in the management of the funds' assets (although the Board separately approved changes to the funds' investment objectives and strategies); (ii) the nature, extent and quality of services provided to each fund; or (iii) the day-to-day management of each fund and the personnel primarily responsible for such management. The Board noted that, under the Current Advisory Contracts, FMRC or an affiliate undertakes to pay all operating expenses of the funds, except Independent Trustee expenses, interest, taxes, brokerage fees and commissions, redemption fees and other shareholder charges associated with investments in other mutual funds, and extraordinary expenses (such as litigation expenses). The Board considered that the New Advisory Contracts provide that FMRC or an affiliate undertakes to pay all operating expenses of the funds, except 12b-1 fees, Independent Trustee expenses, interest, taxes, brokerage fees and commissions, redemption fees and other shareholder charges associated with investments in other mutual funds, expenses related to proxy solicitations, and extraordinary expenses (such as litigation expenses).

The Board did not consider the costs of the services and profitability to Fidelity or whether there have been economies of scale in respect of the management of the Fidelity funds (including the funds) to be material factors in approving the New Advisory Contracts because the new fee arrangements have not yet been implemented. The Board noted however that it evaluated such information in connection with its consideration of the annual renewal of the Current Advisory Contracts at its September 2016 meeting and that it will consider these factors in connection with future renewals of the New Advisory Contracts, if approved.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the management fee structures under the New Advisory Contracts are fair and reasonable, and that each fund's New Advisory Contract should be approved.

ARW-SANN-0317
1.848195.109

Fidelity Income Replacement Funds℠ 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042 Semi-Annual Report January 31, 2017

Contents

Fidelity Income Replacement 2018 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2020 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2022 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2024 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2026 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2028 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2030 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2032 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2034 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2036 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2038 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2040 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Income Replacement 2042 Fund℠
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Income Replacement 2018 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	62.1	53.8
Fidelity Short-Term Bond Fund	27.5	28.1
Fidelity Total Bond Fund	2.8	6.3
Fidelity Series Broad Market Opportunities Fund	1.3	1.8
Fidelity Equity-Income Fund	1.2	1.5
Fidelity Strategic Real Return Fund	0.9	2.1
Fidelity Government Income Fund	0.9	2.1
Fidelity Large Cap Stock Fund	0.9	1.1
Fidelity Advisor Mid Cap II Fund Class I	0.8	1.1
Fidelity Series 100 Index Fund	0.8	1.0
	99.2	98.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	5.8%
Investment Grade Fixed-Income Funds	4.6%
Short-Term Funds	89.6%

Six months ago
Domestic Equity Funds	7.6%
Investment Grade Fixed-Income Funds	10.5%
Short-Term Funds	81.9%

Fidelity Income Replacement 2018 Fund℠

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 5.8%
	Shares	Value
Domestic Equity Funds - 5.8%
Fidelity Advisor Mid Cap II Fund Class I (a)	2,186	$43,353
Fidelity Blue Chip Growth Fund (a)	568	40,141
Fidelity Equity-Income Fund (a)	1,075	62,085
Fidelity Large Cap Stock Fund (a)	1,564	46,564
Fidelity Series 100 Index Fund (a)	2,723	40,141
Fidelity Series Broad Market Opportunities Fund (a)	4,394	71,184
Fidelity Series Small Cap Opportunities Fund (a)	456	6,423
TOTAL DOMESTIC EQUITY FUNDS
(Cost $218,089)		309,891

Fixed-Income Funds - 4.6%
Investment Grade Fixed-Income Funds - 4.6%
Fidelity Government Income Fund (a)	4,837	49,240
Fidelity Strategic Real Return Fund (a)	5,583	49,240
Fidelity Total Bond Fund (a)	13,951	147,185
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS
(Cost $242,620)		245,665

Short-Term Funds - 89.6%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47% (a)(b)	3,324,249	3,324,249
Fidelity Short-Term Bond Fund (a)	171,407	1,472,391
TOTAL SHORT-TERM FUNDS
(Cost $4,788,570)		4,796,640
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,249,279)		5,352,196
NET OTHER ASSETS (LIABILITIES) - 0.0%		(422)
NET ASSETS - 100%		$5,351,774

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Class I	$52,411	$13,979	$24,888	$185	$43,353
Fidelity Blue Chip Growth Fund	48,982	13,092	22,726	91	40,141
Fidelity Equity-Income Fund	74,943	19,114	35,661	869	62,085
Fidelity Government Income Fund	102,373	17,159	66,834	571	49,240
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	2,633,775	1,258,222	567,748	4,812	3,324,249
Fidelity Large Cap Stock Fund	56,330	14,175	27,894	385	46,564
Fidelity Series 100 Index Fund	48,982	12,370	22,427	849	40,141
Fidelity Series Broad Market Opportunities Fund	86,209	20,884	40,356	319	71,184
Fidelity Series Small Cap Opportunities Fund	7,347	1,835	3,281	32	6,423
Fidelity Short-Term Bond Fund	1,376,889	492,627	386,455	8,073	1,472,391
Fidelity Strategic Real Return Fund	102,373	16,904	69,834	834	49,240
Fidelity Total Bond Fund	307,608	51,566	206,305	3,082	147,185
Total	$4,898,222	$1,931,927	$1,474,409	$20,102	$5,352,196

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2018 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $5,249,279) — See accompanying schedule		$5,352,196
Cash		1
Receivable for investments sold		143,055
Total assets		5,495,252
Liabilities
Payable for investments purchased	$143,045
Distribution and service plan fees payable	433
Total liabilities		143,478
Net Assets		$5,351,774
Net Assets consist of:
Paid in capital		$5,286,350
Undistributed net investment income		887
Accumulated undistributed net realized gain (loss) on investments		(38,380)
Net unrealized appreciation (depreciation) on investments		102,917
Net Assets		$5,351,774
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($444,981 ÷ 8,077.88 shares)		$55.09
Maximum offering price per share (100/94.25 of $55.09)		$58.45
Class T:
Net Asset Value and redemption price per share ($212,667 ÷ 3,859.65 shares)		$55.10
Maximum offering price per share (100/96.50 of $55.10)		$57.10
Class C:
Net Asset Value and offering price per share ($293,819 ÷ 5,369.37 shares)(a)		$54.72
Income Replacement 2018:
Net Asset Value, offering price and redemption price per share ($4,207,243 ÷ 76,357.25 shares)		$55.10
Class I:
Net Asset Value, offering price and redemption price per share ($193,064 ÷ 3,503.56 shares)		$55.11

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$20,102
Expenses
Distribution and service plan fees	$2,712
Independent trustees' fees and expenses	12
Total expenses before reductions	2,724
Expense reductions	(12)	2,712
Net investment income (loss)		17,390
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	37,439
Capital gain distributions from underlying funds	5,077
Total net realized gain (loss)		42,516
Change in net unrealized appreciation (depreciation) on underlying funds		(40,985)
Net gain (loss)		1,531
Net increase (decrease) in net assets resulting from operations		$18,921

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,390	$45,857
Net realized gain (loss)	42,516	117,792
Change in net unrealized appreciation (depreciation)	(40,985)	(103,534)
Net increase (decrease) in net assets resulting from operations	18,921	60,115
Distributions to shareholders from net investment income	(17,293)	(46,006)
Distributions to shareholders from net realized gain	–	(2,469)
Total distributions	(17,293)	(48,475)
Share transactions - net increase (decrease)	452,418	(1,174,262)
Total increase (decrease) in net assets	454,046	(1,162,622)
Net Assets
Beginning of period	4,897,728	6,060,350
End of period	$5,351,774	$4,897,728
Other Information
Undistributed net investment income end of period	$887	$790

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2018 Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$55.07	$54.99	$54.46	$52.45	$50.59	$49.87
Income from Investment Operations
Net investment income (loss)A	.162	.374	.437	.588	.719	.774
Net realized and unrealized gain (loss)	.008	.101	.583	2.080	2.135	.909
Total from investment operations	.170	.475	1.020	2.668	2.854	1.683
Distributions from net investment income	(.150)	(.371)	(.432)	(.579)	(.705)	(.765)
Distributions from net realized gain	–	(.024)	(.058)	(.079)	(.289)	(.198)
Total distributions	(.150)	(.395)	(.490)	(.658)	(.994)	(.963)
Net asset value, end of period	$55.09	$55.07	$54.99	$54.46	$52.45	$50.59
Total ReturnB,C,D	.31%	.87%	1.88%	5.11%	5.70%	3.45%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.59%G	.69%	.79%	1.10%	1.39%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$445	$483	$567	$868	$774	$762
Portfolio turnover rate E	61%G	105%	56%	56%	41%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2018 Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$55.08	$55.00	$54.48	$52.48	$50.62	$49.90
Income from Investment Operations
Net investment income (loss)A	.093	.238	.299	.454	.589	.651
Net realized and unrealized gain (loss)	.008	.101	.573	2.085	2.133	.909
Total from investment operations	.101	.339	.872	2.539	2.722	1.560
Distributions from net investment income	(.081)	(.235)	(.294)	(.460)	(.573)	(.642)
Distributions from net realized gain	–	(.024)	(.058)	(.079)	(.289)	(.198)
Total distributions	(.081)	(.259)	(.352)	(.539)	(.862)	(.840)
Net asset value, end of period	$55.10	$55.08	$55.00	$54.48	$52.48	$50.62
Total ReturnB,C,D	.17%	.64%	1.60%	4.86%	5.43%	3.19%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.34%G	.44%	.54%	.85%	1.14%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$213	$257	$357	$444	$101	$128
Portfolio turnover rate E	61%G	105%	56%	56%	41%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2018 Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$54.78	$54.80	$54.36	$52.38	$50.56	$49.85
Income from Investment Operations
Net investment income (loss)A	(.044)	(.035)	.024	.187	.330	.403
Net realized and unrealized gain (loss)	(.002)B	.111	.574	2.073	2.129	.912
Total from investment operations	(.046)	.076	.598	2.260	2.459	1.315
Distributions from net investment income	(.014)	(.072)	(.100)	(.201)	(.350)	(.407)
Distributions from net realized gain	–	(.024)	(.058)	(.079)	(.289)	(.198)
Total distributions	(.014)	(.096)	(.158)	(.280)	(.639)	(.605)
Net asset value, end of period	$54.72	$54.78	$54.80	$54.36	$52.38	$50.56
Total ReturnC,D,E	(.08)%	.14%	1.10%	4.32%	4.90%	2.68%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.16)%H	(.06)%	.04%	.35%	.64%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$294	$321	$579	$787	$498	$439
Portfolio turnover rate F	61%H	105%	56%	56%	41%	44%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating marker values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2018 Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$55.08	$55.00	$54.47	$52.46	$50.60	$49.88
Income from Investment Operations
Net investment income (loss)A	.230	.510	.574	.722	.848	.898
Net realized and unrealized gain (loss)	.008	.101	.582	2.081	2.135	.908
Total from investment operations	.238	.611	1.156	2.803	2.983	1.806
Distributions from net investment income	(.218)	(.507)	(.568)	(.714)	(.834)	(.888)
Distributions from net realized gain	–	(.024)	(.058)	(.079)	(.289)	(.198)
Total distributions	(.218)	(.531)	(.626)	(.793)	(1.123)	(1.086)
Net asset value, end of period	$55.10	$55.08	$55.00	$54.47	$52.46	$50.60
Total ReturnB,C	.43%	1.13%	2.13%	5.38%	5.96%	3.71%
Ratios to Average Net AssetsD,E
Expenses before reductions F	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	.84%G	.94%	1.04%	1.35%	1.64%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$4,207	$3,609	$4,263	$4,665	$3,875	$3,904
Portfolio turnover rate D	61%G	105%	56%	56%	41%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2018 Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$55.09	$55.00	$54.48	$52.46	$50.61	$49.89
Income from Investment Operations
Net investment income (loss)A	.231	.510	.575	.722	.849	.891
Net realized and unrealized gain (loss)	.007	.111	.571	2.091	2.124	.915
Total from investment operations	.238	.621	1.146	2.813	2.973	1.806
Distributions from net investment income	(.218)	(.507)	(.568)	(.714)	(.834)	(.888)
Distributions from net realized gain	–	(.024)	(.058)	(.079)	(.289)	(.198)
Total distributions	(.218)	(.531)	(.626)	(.793)	(1.123)	(1.086)
Net asset value, end of period	$55.11	$55.09	$55.00	$54.48	$52.46	$50.61
Total ReturnB,C	.43%	1.14%	2.11%	5.40%	5.94%	3.71%
Ratios to Average Net AssetsD,E
Expenses before reductions F	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	.84%G	.94%	1.04%	1.35%	1.64%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$193	$227	$295	$434	$491	$470
Portfolio turnover rate D	61%G	105%	56%	56%	41%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2020 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	34.0	28.1
Fidelity Short-Term Bond Fund	22.7	20.8
Fidelity Total Bond Fund	17.3	20.5
Fidelity Strategic Real Return Fund	5.8	6.8
Fidelity Government Income Fund	5.8	6.8
Fidelity Series Broad Market Opportunities Fund	3.3	3.9
Fidelity Equity-Income Fund	2.9	3.4
Fidelity Large Cap Stock Fund	2.1	2.6
Fidelity Advisor Mid Cap II Fund Class I	2.0	2.4
Fidelity Series 100 Index Fund	1.9	2.2
	97.8	97.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	14.4%
Investment Grade Fixed-Income Funds	28.9%
Short-Term Funds	56.7%

Six months ago
Domestic Equity Funds	17.0%
Investment Grade Fixed-Income Funds	34.1%
Short-Term Funds	48.9%

Fidelity Income Replacement 2020 Fund℠

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 14.4%
	Shares	Value
Domestic Equity Funds - 14.4%
Fidelity Advisor Mid Cap II Fund Class I (a)	10,280	$203,853
Fidelity Blue Chip Growth Fund (a)	2,672	188,715
Fidelity Equity-Income Fund (a)	5,032	290,641
Fidelity Large Cap Stock Fund (a)	7,320	217,981
Fidelity Series 100 Index Fund (a)	12,803	188,715
Fidelity Series Broad Market Opportunities Fund (a)	20,619	334,036
Fidelity Series Small Cap Opportunities Fund (a)	2,077	29,266
TOTAL DOMESTIC EQUITY FUNDS
(Cost $891,710)		1,453,207

Fixed-Income Funds - 28.9%
Investment Grade Fixed-Income Funds - 28.9%
Fidelity Government Income Fund (a)	57,299	583,300
Fidelity Strategic Real Return Fund (a)	66,134	583,301
Fidelity Total Bond Fund (a)	165,867	1,749,901
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS
(Cost $2,915,610)		2,916,502

Short-Term Funds - 56.7%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47% (a)(b)	3,434,209	3,434,209
Fidelity Short-Term Bond Fund (a)	266,332	2,287,788
TOTAL SHORT-TERM FUNDS
(Cost $5,709,164)		5,721,997
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $9,516,484)		10,091,706
NET OTHER ASSETS (LIABILITIES) - 0.0%		(925)
NET ASSETS - 100%		$10,090,781

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Class I	$233,659	$33,235	$72,447	$951	$203,853
Fidelity Blue Chip Growth Fund	216,969	31,053	62,913	435	188,715
Fidelity Equity-Income Fund	332,817	42,529	103,488	4,349	290,641
Fidelity Government Income Fund	670,542	85,110	141,362	5,068	583,300
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	2,759,731	966,551	292,072	5,346	3,434,209
Fidelity Large Cap Stock Fund	250,349	31,474	83,660	1,974	217,981
Fidelity Series 100 Index Fund	216,969	27,737	62,288	4,426	188,715
Fidelity Series Broad Market Opportunities Fund	382,887	43,566	114,304	1,634	334,036
Fidelity Series Small Cap Opportunities Fund	33,380	3,924	10,771	153	29,266
Fidelity Short-Term Bond Fund	2,039,119	472,607	206,734	12,468	2,287,788
Fidelity Strategic Real Return Fund	670,543	81,666	168,879	8,344	583,301
Fidelity Total Bond Fund	2,010,644	248,957	457,709	27,646	1,749,901
Total	$9,817,609	$2,068,409	$1,776,627	$72,794	$10,091,706

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2020 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $9,516,484) — See accompanying schedule		$10,091,706
Cash		6
Receivable for investments sold		169,059
Total assets		10,260,771
Liabilities
Payable for investments purchased	$169,056
Distribution and service plan fees payable	934
Total liabilities		169,990
Net Assets		$10,090,781
Net Assets consist of:
Paid in capital		$9,499,991
Undistributed net investment income		2,198
Accumulated undistributed net realized gain (loss) on investments		13,370
Net unrealized appreciation (depreciation) on investments		575,222
Net Assets		$10,090,781
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,088,885 ÷ 19,824.30 shares)		$54.93
Maximum offering price per share (100/94.25 of $54.93)		$58.28
Class T:
Net Asset Value and redemption price per share ($187,499 ÷ 3,412.90 shares)		$54.94
Maximum offering price per share (100/96.50 of $54.94)		$56.93
Class C:
Net Asset Value and offering price per share ($752,023 ÷ 13,728.20 shares)(a)		$54.78
Income Replacement 2020:
Net Asset Value, offering price and redemption price per share ($7,997,220 ÷ 145,592.80 shares)		$54.93
Class I:
Net Asset Value, offering price and redemption price per share ($65,154 ÷ 1,186.10 shares)		$54.93

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$72,794
Expenses
Distribution and service plan fees	$5,783
Independent trustees' fees and expenses	22
Total expenses before reductions	5,805
Expense reductions	(22)	5,783
Net investment income (loss)		67,011
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	64,598
Capital gain distributions from underlying funds	30,830
Total net realized gain (loss)		95,428
Change in net unrealized appreciation (depreciation) on underlying funds		(82,288)
Net gain (loss)		13,140
Net increase (decrease) in net assets resulting from operations		$80,151

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$67,011	$117,846
Net realized gain (loss)	95,428	123,507
Change in net unrealized appreciation (depreciation)	(82,288)	(47,102)
Net increase (decrease) in net assets resulting from operations	80,151	194,251
Distributions to shareholders from net investment income	(66,946)	(117,535)
Distributions to shareholders from net realized gain	(84,587)	(191,220)
Total distributions	(151,533)	(308,755)
Share transactions - net increase (decrease)	345,567	1,124,392
Total increase (decrease) in net assets	274,185	1,009,888
Net Assets
Beginning of period	9,816,596	8,806,708
End of period	$10,090,781	$9,816,596
Other Information
Undistributed net investment income end of period	$2,198	$2,133

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2020 Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$55.33	$56.15	$55.94	$53.59	$50.69	$49.99
Income from Investment Operations
Net investment income (loss)A	.336	.662	.653	.674	.770	.793
Net realized and unrealized gain (loss)	.063	.370	.871	2.766	3.157	.884
Total from investment operations	.399	1.032	1.524	3.440	3.927	1.677
Distributions from net investment income	(.328)	(.654)	(.650)	(.670)	(.774)	(.794)
Distributions from net realized gain	(.471)	(1.198)	(.664)	(.420)	(.253)	(.183)
Total distributions	(.799)	(1.852)	(1.314)	(1.090)	(1.027)	(.977)
Net asset value, end of period	$54.93	$55.33	$56.15	$55.94	$53.59	$50.69
Total ReturnB,C,D	.73%	1.96%	2.76%	6.48%	7.84%	3.44%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.22%G	1.22%	1.17%	1.23%	1.47%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$1,089	$1,187	$1,099	$813	$411	$408
Portfolio turnover rateE	36%G	66%	41%	25%	44%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2020 Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$55.34	$56.16	$55.95	$53.59	$50.69	$49.99
Income from Investment Operations
Net investment income (loss)A	.267	.527	.512	.537	.639	.670
Net realized and unrealized gain (loss)	.062	.370	.871	2.770	3.145	.885
Total from investment operations	.329	.897	1.383	3.307	3.784	1.555
Distributions from net investment income	(.258)	(.519)	(.509)	(.527)	(.631)	(.672)
Distributions from net realized gain	(.471)	(1.198)	(.664)	(.420)	(.253)	(.183)
Total distributions	(.729)	(1.717)	(1.173)	(.947)	(.884)	(.855)
Net asset value, end of period	$54.94	$55.34	$56.16	$55.95	$53.59	$50.69
Total ReturnB,C,D	.60%	1.71%	2.50%	6.22%	7.54%	3.18%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.97%G	.97%	.92%	.98%	1.22%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$187	$192	$204	$94	$101	$189
Portfolio turnover rateE	36%G	66%	41%	25%	44%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2020 Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$55.20	$56.02	$55.84	$53.51	$50.65	$49.97
Income from Investment Operations
Net investment income (loss)A	.129	.255	.233	.262	.377	.422
Net realized and unrealized gain (loss)	.055	.378	.862	2.759	3.151	.876
Total from investment operations	.184	.633	1.095	3.021	3.528	1.298
Distributions from net investment income	(.133)	(.255)	(.251)	(.271)	(.415)	(.435)
Distributions from net realized gain	(.471)	(1.198)	(.664)	(.420)	(.253)	(.183)
Total distributions	(.604)	(1.453)	(.915)	(.691)	(.668)	(.618)
Net asset value, end of period	$54.78	$55.20	$56.02	$55.84	$53.51	$50.65
Total ReturnB,C,D	.34%	1.21%	1.98%	5.68%	7.02%	2.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.47%G	.47%	.42%	.48%	.72%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$752	$832	$810	$563	$322	$306
Portfolio turnover rateE	36%G	66%	41%	25%	44%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2020 Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$55.34	$56.15	$55.94	$53.59	$50.69	$50.00
Income from Investment Operations
Net investment income (loss)A	.404	.798	.795	.813	.901	.917
Net realized and unrealized gain (loss)	.054	.382	.866	2.762	3.160	.874
Total from investment operations	.458	1.180	1.661	3.575	4.061	1.791
Distributions from net investment income	(.397)	(.792)	(.787)	(.805)	(.908)	(.918)
Distributions from net realized gain	(.471)	(1.198)	(.664)	(.420)	(.253)	(.183)
Total distributions	(.868)	(1.990)	(1.451)	(1.225)	(1.161)	(1.101)
Net asset value, end of period	$54.93	$55.34	$56.15	$55.94	$53.59	$50.69
Total ReturnB,C	.84%	2.24%	3.01%	6.74%	8.11%	3.68%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	1.47%G	1.47%	1.42%	1.48%	1.72%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$7,997	$7,536	$6,502	$7,053	$5,196	$3,945
Portfolio turnover rateD	36%G	66%	41%	25%	44%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2020 Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$55.34	$56.15	$55.94	$53.59	$50.69	$50.00
Income from Investment Operations
Net investment income (loss)A	.404	.800	.793	.814	.901	.917
Net realized and unrealized gain (loss)	.054	.380	.868	2.761	3.160	.874
Total from investment operations	.458	1.180	1.661	3.575	4.061	1.791
Distributions from net investment income	(.397)	(.792)	(.787)	(.805)	(.908)	(.918)
Distributions from net realized gain	(.471)	(1.198)	(.664)	(.420)	(.253)	(.183)
Total distributions	(.868)	(1.990)	(1.451)	(1.225)	(1.161)	(1.101)
Net asset value, end of period	$54.93	$55.34	$56.15	$55.94	$53.59	$50.69
Total ReturnB,C	.84%	2.24%	3.01%	6.74%	8.11%	3.68%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	1.47%G	1.47%	1.42%	1.48%	1.72%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$65	$70	$191	$87	$14	$13
Portfolio turnover rateD	36%G	66%	41%	25%	44%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2022 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	25.4	25.0
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	16.7	15.9
Fidelity Short-Term Bond Fund	16.6	15.8
Fidelity Strategic Real Return Fund	8.5	8.4
Fidelity Government Income Fund	8.5	8.4
Fidelity Series Broad Market Opportunities Fund	5.2	5.6
Fidelity Equity-Income Fund	4.5	4.9
Fidelity Large Cap Stock Fund	3.4	3.6
Fidelity Advisor Mid Cap II Fund Class I	3.2	3.4
Fidelity Series 100 Index Fund	2.9	3.2
	94.9	94.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	22.5%
International Equity Funds	1.8%
Investment Grade Fixed-Income Funds	42.4%
Short-Term Funds	33.3%

Six months ago
Domestic Equity Funds	24.3%
International Equity Funds	2.2%
Investment Grade Fixed-Income Funds	41.8%
Short-Term Funds	31.7%

Fidelity Income Replacement 2022 Fund℠

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 24.3%
	Shares	Value
Domestic Equity Funds - 22.5%
Fidelity Advisor Mid Cap II Fund Class I (a)	20,651	$409,518
Fidelity Blue Chip Growth Fund (a)	5,394	380,916
Fidelity Equity-Income Fund (a)	10,129	585,025
Fidelity Large Cap Stock Fund (a)	14,756	439,419
Fidelity Series 100 Index Fund (a)	25,842	380,916
Fidelity Series Broad Market Opportunities Fund (a)	41,570	673,429
Fidelity Series Small Cap Opportunities Fund (a)	4,152	58,503

TOTAL DOMESTIC EQUITY FUNDS		2,927,726

International Equity Funds - 1.8%
Fidelity Advisor International Discovery Fund Class I (a)	6,247	235,310
TOTAL EQUITY FUNDS
(Cost $2,492,900)		3,163,036

Fixed-Income Funds - 42.4%
Investment Grade Fixed-Income Funds - 42.4%
Fidelity Government Income Fund (a)	108,295	1,102,447
Fidelity Strategic Real Return Fund (a)	124,994	1,102,448
Fidelity Total Bond Fund (a)	313,122	3,303,440
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS
(Cost $5,609,979)		5,508,335

Short-Term Funds - 33.3%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47% (a)(b)	2,164,593	2,164,593
Fidelity Short-Term Bond Fund (a)	251,990	2,164,592
TOTAL SHORT-TERM FUNDS
(Cost $4,326,186)		4,329,185
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $12,429,065)		13,000,556
NET OTHER ASSETS (LIABILITIES) - 0.0%		(144)
NET ASSETS - 100%		$13,000,412

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$300,747	$21,379	$81,761	$4,361	$235,310
Fidelity Advisor Mid Cap II Fund Class I	469,055	43,570	121,249	1,986	409,518
Fidelity Blue Chip Growth Fund	435,945	39,832	101,241	906	380,916
Fidelity Equity-Income Fund	670,473	45,633	168,680	9,116	585,025
Fidelity Government Income Fund	1,154,703	141,034	136,483	9,222	1,102,447
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	2,185,245	242,903	263,555	3,794	2,164,593
Fidelity Large Cap Stock Fund	502,165	33,195	135,905	4,111	439,419
Fidelity Series 100 Index Fund	435,945	29,160	97,156	8,675	380,916
Fidelity Series Broad Market Opportunities Fund	771,182	45,510	186,629	3,408	673,429
Fidelity Series Small Cap Opportunities Fund	67,599	5,826	20,456	316	58,503
Fidelity Short-Term Bond Fund	2,185,245	260,111	263,153	12,555	2,164,592
Fidelity Strategic Real Return Fund	1,154,703	99,217	151,153	15,722	1,102,448
Fidelity Total Bond Fund	3,462,729	358,855	422,771	50,307	3,303,440
Total	$13,795,736	$1,366,225	$2,150,192	$124,479	$13,000,556

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2022 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $12,429,065) — See accompanying schedule		$13,000,556
Cash		1
Receivable for investments sold		111,795
Total assets		13,112,352
Liabilities
Payable for investments purchased	$111,797
Distribution and service plan fees payable	143
Total liabilities		111,940
Net Assets		$13,000,412
Net Assets consist of:
Paid in capital		$12,500,214
Undistributed net investment income		3,346
Accumulated undistributed net realized gain (loss) on investments		(74,639)
Net unrealized appreciation (depreciation) on investments		571,491
Net Assets		$13,000,412
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($292,837 ÷ 4,947.60 shares)		$59.19
Maximum offering price per share (100/94.25 of $59.19)		$62.80
Class T:
Net Asset Value and redemption price per share ($81,385 ÷ 1,373.80 shares)		$59.24
Maximum offering price per share (100/96.50 of $59.24)		$61.39
Class C:
Net Asset Value and offering price per share ($58,221 ÷ 985.50 shares)(a)		$59.08
Income Replacement 2022:
Net Asset Value, offering price and redemption price per share ($12,476,747 ÷ 210,828.00 shares)		$59.18
Class I:
Net Asset Value, offering price and redemption price per share ($91,222 ÷ 1,541.90 shares)		$59.16

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$124,479
Expenses
Distribution and service plan fees	$868
Independent trustees' fees and expenses	31
Total expenses before reductions	899
Expense reductions	(31)	868
Net investment income (loss)		123,611
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	21,766
Capital gain distributions from underlying funds	62,396
Total net realized gain (loss)		84,162
Change in net unrealized appreciation (depreciation) on underlying funds		(32,976)
Net gain (loss)		51,186
Net increase (decrease) in net assets resulting from operations		$174,797

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$123,611	$222,097
Net realized gain (loss)	84,162	106,833
Change in net unrealized appreciation (depreciation)	(32,976)	(18,250)
Net increase (decrease) in net assets resulting from operations	174,797	310,680
Distributions to shareholders from net investment income	(123,933)	(221,870)
Distributions to shareholders from net realized gain	(14,929)	(12,857)
Total distributions	(138,862)	(234,727)
Share transactions - net increase (decrease)	(831,110)	(1,159,698)
Total increase (decrease) in net assets	(795,175)	(1,083,745)
Net Assets
Beginning of period	13,795,587	14,879,332
End of period	$13,000,412	$13,795,587
Other Information
Undistributed net investment income end of period	$3,346	$3,668

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2022 Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.02	$58.61	$57.41	$54.16	$50.46	$49.79
Income from Investment Operations
Net investment income (loss)A	.465	.758	.686	.708	.825	.783
Net realized and unrealized gain (loss)	.248	.457	1.311	3.351	3.933	.842
Total from investment operations	.713	1.215	1.997	4.059	4.758	1.625
Distributions from net investment income	(.476)	(.754)	(.658)	(.686)	(.804)	(.784)
Distributions from net realized gain	(.067)	(.051)	(.139)	(.123)	(.254)	(.171)
Total distributions	(.543)	(.805)	(.797)	(.809)	(1.058)	(.955)
Net asset value, end of period	$59.19	$59.02	$58.61	$57.41	$54.16	$50.46
Total ReturnB,C,D	1.22%	2.12%	3.50%	7.54%	9.54%	3.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.58%G	1.32%	1.18%	1.26%	1.57%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$293	$293	$432	$419	$391	$386
Portfolio turnover rateE	20%G	47%	33%	26%	38%	43%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2022 Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.07	$58.67	$57.46	$54.24	$50.53	$49.82
Income from Investment Operations
Net investment income (loss)A	.391	.615	.540	.581	.686	.653
Net realized and unrealized gain (loss)	.247	.450	1.318	3.339	3.958	.871
Total from investment operations	.638	1.065	1.858	3.920	4.644	1.524
Distributions from net investment income	(.401)	(.614)	(.509)	(.577)	(.680)	(.643)
Distributions from net realized gain	(.067)	(.051)	(.139)	(.123)	(.254)	(.171)
Total distributions	(.468)	(.665)	(.648)	(.700)	(.934)	(.814)
Net asset value, end of period	$59.24	$59.07	$58.67	$57.46	$54.24	$50.53
Total ReturnB,C,D	1.09%	1.86%	3.25%	7.26%	9.29%	3.13%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.49%H	.49%H	.50%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.49%H	.49%H	.50%
Expenses net of all reductions	.50%G	.50%	.50%	.49%H	.49%H	.50%
Net investment income (loss)	1.32%G	1.07%	.93%	1.02%	1.30%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$81	$86	$90	$26	$1	$5
Portfolio turnover rateE	20%G	47%	33%	26%	38%	43%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2022 Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.91	$58.53	$57.34	$54.13	$50.49	$49.81
Income from Investment Operations
Net investment income (loss)A	.244	.328	.245	.293	.434	.411
Net realized and unrealized gain (loss)	.250	.435	1.323	3.354	3.919	.845
Total from investment operations	.494	.763	1.568	3.647	4.353	1.256
Distributions from net investment income	(.257)	(.332)	(.239)	(.314)	(.459)	(.405)
Distributions from net realized gain	(.067)	(.051)	(.139)	(.123)	(.254)	(.171)
Total distributions	(.324)	(.383)	(.378)	(.437)	(.713)	(.576)
Net asset value, end of period	$59.08	$58.91	$58.53	$57.34	$54.13	$50.49
Total ReturnB,C,D	.84%	1.34%	2.72%	6.76%	8.70%	2.58%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.00%	1.01%H	.99%H	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.01%H	.99%H	1.00%	1.00%
Expenses net of all reductions	1.00%G	1.00%	1.01%H	.99%H	1.00%	1.00%
Net investment income (loss)	.83%G	.57%	.42%	.52%	.83%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$58	$58	$60	$325	$54	$28
Portfolio turnover rateE	20%G	47%	33%	26%	38%	43%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2022 Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.01	$58.61	$57.41	$54.15	$50.46	$49.78
Income from Investment Operations
Net investment income (loss)A	.539	.901	.831	.851	.956	.901
Net realized and unrealized gain (loss)	.247	.452	1.313	3.358	3.922	.849
Total from investment operations	.786	1.353	2.144	4.209	4.878	1.750
Distributions from net investment income	(.549)	(.902)	(.805)	(.826)	(.934)	(.899)
Distributions from net realized gain	(.067)	(.051)	(.139)	(.123)	(.254)	(.171)
Total distributions	(.616)	(.953)	(.944)	(.949)	(1.188)	(1.070)
Net asset value, end of period	$59.18	$59.01	$58.61	$57.41	$54.15	$50.46
Total ReturnB,C	1.34%	2.37%	3.76%	7.82%	9.80%	3.62%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	1.83%G	1.57%	1.43%	1.51%	1.82%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$12,477	$13,227	$14,208	$9,774	$4,474	$3,892
Portfolio turnover rateD	20%G	47%	33%	26%	38%	43%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2022 Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.99	$58.59	$57.39	$54.14	$50.45	$49.77
Income from Investment Operations
Net investment income (loss)A	.540	.899	.830	.856	.957	.900
Net realized and unrealized gain (loss)	.246	.454	1.314	3.343	3.921	.850
Total from investment operations	.786	1.353	2.144	4.199	4.878	1.750
Distributions from net investment income	(.549)	(.902)	(.805)	(.826)	(.934)	(.899)
Distributions from net realized gain	(.067)	(.051)	(.139)	(.123)	(.254)	(.171)
Total distributions	(.616)	(.953)	(.944)	(.949)	(1.188)	(1.070)
Net asset value, end of period	$59.16	$58.99	$58.59	$57.39	$54.14	$50.45
Total ReturnB,C	1.34%	2.37%	3.76%	7.81%	9.80%	3.62%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	1.83%G	1.57%	1.43%	1.51%	1.82%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$91	$131	$90	$61	$4	$3
Portfolio turnover rateD	20%G	47%	33%	26%	38%	43%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total return would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2024 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	23.3	22.9
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	13.5	12.9
Fidelity Short-Term Bond Fund	13.5	12.9
Fidelity Strategic Real Return Fund	7.8	7.6
Fidelity Government Income Fund	7.8	7.6
Fidelity Series Broad Market Opportunities Fund	6.8	7.1
Fidelity Equity-Income Fund	5.9	6.2
Fidelity Large Cap Stock Fund	4.4	4.7
Fidelity Advisor Mid Cap II Fund Class I	4.1	4.3
Fidelity Series 100 Index Fund	3.8	4.0
	90.9	90.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	29.5%
International Equity Funds	2.9%
High Yield Fixed-Income Funds	1.7%
Investment Grade Fixed-Income Funds	38.9%
Short-Term Funds	27.0%

Six months ago
Domestic Equity Funds	30.9%
International Equity Funds	3.1%
High Yield Fixed-Income Funds	2.1%
Investment Grade Fixed-Income Funds	38.1%
Short-Term Funds	25.8%

Fidelity Income Replacement 2024 Fund℠

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 32.4%
	Shares	Value
Domestic Equity Funds - 29.5%
Fidelity Advisor Mid Cap II Fund Class I (a)	21,225	$420,892
Fidelity Blue Chip Growth Fund (a)	5,540	391,266
Fidelity Equity-Income Fund (a)	10,417	601,712
Fidelity Large Cap Stock Fund (a)	15,163	451,540
Fidelity Series 100 Index Fund (a)	26,545	391,266
Fidelity Series Broad Market Opportunities Fund (a)	42,692	691,611
Fidelity Series Small Cap Opportunities Fund (a)	4,278	60,273

TOTAL DOMESTIC EQUITY FUNDS		3,008,560

International Equity Funds - 2.9%
Fidelity Advisor International Discovery Fund Class I (a)	7,865	296,259
TOTAL EQUITY FUNDS
(Cost $2,769,127)		3,304,819

Fixed-Income Funds - 40.6%
High Yield Fixed-Income Funds - 1.7%
Fidelity Capital & Income Fund (a)	8,968	88,877
Fidelity Strategic Income Fund (a)	8,252	88,877

TOTAL HIGH YIELD FIXED-INCOME FUNDS		177,754

Investment Grade Fixed-Income Funds - 38.9%
Fidelity Government Income Fund (a)	77,973	793,769
Fidelity Strategic Real Return Fund (a)	89,997	793,770
Fidelity Total Bond Fund (a)	225,910	2,383,348

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,970,887

TOTAL FIXED-INCOME FUNDS
(Cost $4,204,952)		4,148,641

Short-Term Funds - 27.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47% (a)(b)	1,381,179	1,381,179
Fidelity Short-Term Bond Fund (a)	160,789	1,381,178
TOTAL SHORT-TERM FUNDS
(Cost $2,761,438)		2,762,357
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $9,735,517)		10,215,817
NET OTHER ASSETS (LIABILITIES) - 0.0%		(246)
NET ASSETS - 100%		$10,215,571

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$292,353	$76,922	$68,156	$5,002	$296,259
Fidelity Advisor Mid Cap II Fund Class I	403,149	112,793	112,915	2,007	420,892
Fidelity Blue Chip Growth Fund	374,286	105,632	95,934	888	391,266
Fidelity Capital & Income Fund	98,692	23,932	37,856	2,231	88,877
Fidelity Equity-Income Fund	575,395	144,124	153,743	8,948	601,712
Fidelity Government Income Fund	708,536	219,436	95,999	6,295	793,769
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	1,200,136	342,770	161,726	2,339	1,381,179
Fidelity Large Cap Stock Fund	432,012	107,154	126,166	4,051	451,540
Fidelity Series 100 Index Fund	374,286	93,583	89,463	8,973	391,266
Fidelity Series Broad Market Opportunities Fund	661,983	159,547	173,386	3,443	691,611
Fidelity Series Small Cap Opportunities Fund	57,726	14,159	16,972	310	60,273
Fidelity Short-Term Bond Fund	1,200,136	356,612	164,836	7,770	1,381,178
Fidelity Strategic Income Fund	98,692	23,469	33,182	1,768	88,877
Fidelity Strategic Real Return Fund	708,536	193,783	109,510	10,858	793,770
Fidelity Total Bond Fund	2,124,676	628,328	305,057	34,427	2,383,348
Total	$9,310,594	$2,602,244	$1,744,901	$99,310	$10,215,817

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2024 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $9,735,517) — See accompanying schedule		$10,215,817
Cash		3
Receivable for investments sold		161,938
Total assets		10,377,758
Liabilities
Payable for investments purchased	$18,068
Payable for fund shares redeemed	143,891
Distribution and service plan fees payable	228
Total liabilities		162,187
Net Assets		$10,215,571
Net Assets consist of:
Paid in capital		$9,737,623
Undistributed net investment income		2,611
Accumulated undistributed net realized gain (loss) on investments		(4,963)
Net unrealized appreciation (depreciation) on investments		480,300
Net Assets		$10,215,571
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($189,429 ÷ 3,207.92 shares)		$59.05
Maximum offering price per share (100/94.25 of $59.05)		$62.65
Class T:
Net Asset Value and redemption price per share ($146,253 ÷ 2,477.36 shares)		$59.04
Maximum offering price per share (100/96.50 of $59.04)		$61.18
Class C:
Net Asset Value and offering price per share ($151,406 ÷ 2,573.88 shares)(a)		$58.82
Income Replacement 2024:
Net Asset Value, offering price and redemption price per share ($9,674,650 ÷ 163,858.25 shares)		$59.04
Class I:
Net Asset Value, offering price and redemption price per share ($53,833 ÷ 911.84 shares)		$59.04

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$99,310
Expenses
Distribution and service plan fees	$1,374
Independent trustees' fees and expenses	23
Total expenses before reductions	1,397
Expense reductions	(23)	1,374
Net investment income (loss)		97,936
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(198)
Capital gain distributions from underlying funds	56,232
Total net realized gain (loss)		56,034
Change in net unrealized appreciation (depreciation) on underlying funds		48,074
Net gain (loss)		104,108
Net increase (decrease) in net assets resulting from operations		$202,044

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$97,936	$151,030
Net realized gain (loss)	56,034	63,128
Change in net unrealized appreciation (depreciation)	48,074	(57,966)
Net increase (decrease) in net assets resulting from operations	202,044	156,192
Distributions to shareholders from net investment income	(97,662)	(150,769)
Distributions to shareholders from net realized gain	(31,846)	(167,848)
Total distributions	(129,508)	(318,617)
Share transactions - net increase (decrease)	832,663	(703,127)
Total increase (decrease) in net assets	905,199	(865,552)
Net Assets
Beginning of period	9,310,372	10,175,924
End of period	$10,215,571	$9,310,372
Other Information
Undistributed net investment income end of period	$2,611	$2,337

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2024 Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.63	$59.28	$58.28	$54.77	$50.48	$49.85
Income from Investment Operations
Net investment income (loss)A	.500	.779	.718	.718	.840	.821
Net realized and unrealized gain (loss)	.585	.322	1.623	3.808	4.571	.771
Total from investment operations	1.085	1.101	2.341	4.526	5.411	1.592
Distributions from net investment income	(.486)	(.768)	(.704)	(.677)	(.900)	(.794)
Distributions from net realized gain	(.179)	(.983)	(.637)	(.339)	(.221)	(.168)
Total distributions	(.665)	(1.751)	(1.341)	(1.016)	(1.121)	(.962)
Net asset value, end of period	$59.05	$58.63	$59.28	$58.28	$54.77	$50.48
Total ReturnB,C,D	1.87%	1.99%	4.06%	8.32%	10.86%	3.29%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.70%G	1.37%	1.22%	1.27%	1.59%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$189	$190	$467	$220	$424	$213
Portfolio turnover rate E	35%G	49%	29%	30%	49%	65%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2024 Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.61	$59.27	$58.27	$54.78	$50.49	$49.87
Income from Investment Operations
Net investment income (loss)A	.426	.640	.572	.579	.706	.699
Net realized and unrealized gain (loss)	.595	.310	1.631	3.796	4.576	.769
Total from investment operations	1.021	.950	2.203	4.375	5.282	1.468
Distributions from net investment income	(.412)	(.627)	(.566)	(.546)	(.771)	(.680)
Distributions from net realized gain	(.179)	(.983)	(.637)	(.339)	(.221)	(.168)
Total distributions	(.591)	(1.610)	(1.203)	(.885)	(.992)	(.848)
Net asset value, end of period	$59.04	$58.61	$59.27	$58.27	$54.78	$50.49
Total ReturnB,C,D	1.76%	1.72%	3.82%	8.04%	10.59%	3.03%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.45%G	1.12%	.97%	1.02%	1.34%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$146	$153	$334	$190	$190	$175
Portfolio turnover rate E	35%G	49%	29%	30%	49%	65%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2024 Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.41	$59.07	$58.11	$54.66	$50.43	$49.82
Income from Investment Operations
Net investment income (loss)A	.278	.351	.276	.295	.444	.454
Net realized and unrealized gain (loss)	.583	.321	1.618	3.791	4.564	.761
Total from investment operations	.861	.672	1.894	4.086	5.008	1.215
Distributions from net investment income	(.272)	(.349)	(.297)	(.297)	(.557)	(.437)
Distributions from net realized gain	(.179)	(.983)	(.637)	(.339)	(.221)	(.168)
Total distributions	(.451)	(1.332)	(.934)	(.636)	(.778)	(.605)
Net asset value, end of period	$58.82	$58.41	$59.07	$58.11	$54.66	$50.43
Total ReturnB,C,D	1.48%	1.23%	3.29%	7.51%	10.03%	2.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.95%G	.62%	.47%	.52%	.84%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$151	$159	$168	$156	$113	$170
Portfolio turnover rate E	35%G	49%	29%	30%	49%	65%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2024 Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.62	$59.28	$58.27	$54.77	$50.49	$49.86
Income from Investment Operations
Net investment income (loss)A	.573	.920	.866	.866	.969	.942
Net realized and unrealized gain (loss)	.585	.317	1.628	3.805	4.563	.775
Total from investment operations	1.158	1.237	2.494	4.671	5.532	1.717
Distributions from net investment income	(.559)	(.914)	(.847)	(.832)	(1.031)	(.919)
Distributions from net realized gain	(.179)	(.983)	(.637)	(.339)	(.221)	(.168)
Total distributions	(.738)	(1.897)	(1.484)	(1.171)	(1.252)	(1.087)
Net asset value, end of period	$59.04	$58.62	$59.28	$58.27	$54.77	$50.49
Total ReturnB,C	1.99%	2.24%	4.33%	8.60%	11.12%	3.55%
Ratios to Average Net AssetsD,E
Expenses before reductions F	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	1.95%G	1.62%	1.47%	1.52%	1.84%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$9,675	$8,756	$9,139	$6,818	$2,108	$1,521
Portfolio turnover rate D	35%G	49%	29%	30%	49%	65%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2024 Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.62	$59.27	$58.26	$54.77	$50.48	$49.86
Income from Investment Operations
Net investment income (loss)A	.573	.921	.864	.863	.969	.944
Net realized and unrealized gain (loss)	.585	.326	1.630	3.798	4.573	.763
Total from investment operations	1.158	1.247	2.494	4.661	5.542	1.707
Distributions from net investment income	(.559)	(.914)	(.847)	(.832)	(1.031)	(.919)
Distributions from net realized gain	(.179)	(.983)	(.637)	(.339)	(.221)	(.168)
Total distributions	(.738)	(1.897)	(1.484)	(1.171)	(1.252)	(1.087)
Net asset value, end of period	$59.04	$58.62	$59.27	$58.26	$54.77	$50.48
Total ReturnB,C	1.99%	2.26%	4.33%	8.58%	11.14%	3.53%
Ratios to Average Net AssetsD,E
Expenses before reductions F	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	1.95%G	1.62%	1.47%	1.52%	1.84%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$54	$53	$68	$30	$27	$25
Portfolio turnover rate D	35%G	49%	29%	30%	49%	65%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2026 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	21.6	21.2
Fidelity Short-Term Bond Fund	11.3	10.8
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	11.2	10.8
Fidelity Series Broad Market Opportunities Fund	8.0	8.2
Fidelity Strategic Real Return Fund	7.2	7.1
Fidelity Government Income Fund	7.2	7.1
Fidelity Equity-Income Fund	7.0	7.2
Fidelity Large Cap Stock Fund	5.2	5.4
Fidelity Advisor Mid Cap II Fund Class I	4.9	5.0
Fidelity Series 100 Index Fund	4.5	4.7
	88.1	87.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	34.8%
International Equity Funds	3.9%
High Yield Fixed-Income Funds	2.8%
Investment Grade Fixed-Income Funds	36.0%
Short-Term Funds	22.5%

Six months ago
Domestic Equity Funds	35.9%
International Equity Funds	4.1%
High Yield Fixed-Income Funds	3.0%
Investment Grade Fixed-Income Funds	35.4%
Short-Term Funds	21.6%

Fidelity Income Replacement 2026 Fund℠

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 38.7%
	Shares	Value
Domestic Equity Funds - 34.8%
Fidelity Advisor Mid Cap II Fund Class I (a)	27,549	$546,290
Fidelity Blue Chip Growth Fund (a)	7,196	508,150
Fidelity Equity-Income Fund (a)	13,517	780,734
Fidelity Large Cap Stock Fund (a)	19,663	585,551
Fidelity Series 100 Index Fund (a)	34,474	508,150
Fidelity Series Broad Market Opportunities Fund (a)	55,464	898,517
Fidelity Series Small Cap Opportunities Fund (a)	5,573	78,522

TOTAL DOMESTIC EQUITY FUNDS		3,905,914

International Equity Funds - 3.9%
Fidelity Advisor International Discovery Fund Class I (a)	11,465	431,872
TOTAL EQUITY FUNDS
(Cost $3,800,661)		4,337,786

Fixed-Income Funds - 38.8%
High Yield Fixed-Income Funds - 2.8%
Fidelity Capital & Income Fund (a)	15,847	157,044
Fidelity Strategic Income Fund (a)	14,582	157,044

TOTAL HIGH YIELD FIXED-INCOME FUNDS		314,088

Investment Grade Fixed-Income Funds - 36.0%
Fidelity Government Income Fund (a)	79,338	807,656
Fidelity Strategic Real Return Fund (a)	91,571	807,656
Fidelity Total Bond Fund (a)	229,772	2,424,092

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,039,404

TOTAL FIXED-INCOME FUNDS
(Cost $4,387,922)		4,353,492

Short-Term Funds - 22.5%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47% (a)(b)	1,262,825	1,262,825
Fidelity Short-Term Bond Fund (a)	147,041	1,263,085
TOTAL SHORT-TERM FUNDS
(Cost $2,525,804)		2,525,910
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $10,714,387)		11,217,188
NET OTHER ASSETS (LIABILITIES) - 0.0%		(433)
NET ASSETS - 100%		$11,216,755

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$341,529	$152,504	$57,822	$6,351	$431,872
Fidelity Advisor Mid Cap II Fund Class I	420,215	190,429	86,429	2,269	546,290
Fidelity Blue Chip Growth Fund	390,917	177,169	70,341	909	508,150
Fidelity Capital & Income Fund	125,562	50,901	25,405	2,971	157,044
Fidelity Equity-Income Fund	601,025	249,986	111,756	9,506	780,734
Fidelity Government Income Fund	593,491	304,151	57,828	5,348	807,656
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	903,211	448,830	89,216	1,793	1,262,825
Fidelity Large Cap Stock Fund	450,350	186,990	94,566	4,700	585,551
Fidelity Series 100 Index Fund	390,917	163,505	61,996	10,091	508,150
Fidelity Series Broad Market Opportunities Fund	690,592	284,971	129,226	3,888	898,517
Fidelity Series Small Cap Opportunities Fund	60,270	26,292	14,382	322	78,522
Fidelity Short-Term Bond Fund	903,211	457,249	89,043	5,978	1,263,085
Fidelity Strategic Income Fund	125,562	51,232	19,859	2,348	157,044
Fidelity Strategic Real Return Fund	593,491	274,383	62,039	9,058	807,656
Fidelity Total Bond Fund	1,780,471	871,462	174,573	29,266	2,424,092
Total	$8,370,814	$3,890,054	$1,144,481	$94,798	$11,217,188

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2026 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $10,714,387) — See accompanying schedule		$11,217,188
Cash		2
Receivable for investments sold		80,404
Total assets		11,297,594
Liabilities
Payable for investments purchased	$77,076
Payable for fund shares redeemed	3,308
Distribution and service plan fees payable	455
Total liabilities		80,839
Net Assets		$11,216,755
Net Assets consist of:
Paid in capital		$10,765,610
Undistributed net investment income		2,559
Accumulated undistributed net realized gain (loss) on investments		(54,215)
Net unrealized appreciation (depreciation) on investments		502,801
Net Assets		$11,216,755
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($560,176 ÷ 9,211.30 shares)		$60.81
Maximum offering price per share (100/94.25 of $60.81)		$64.52
Class T:
Net Asset Value and redemption price per share ($299,287 ÷ 4,918.28 shares)		$60.85
Maximum offering price per share (100/96.50 of $60.85)		$63.06
Class C:
Net Asset Value and offering price per share ($255,222 ÷ 4,214.34 shares)(a)		$60.56
Income Replacement 2026:
Net Asset Value, offering price and redemption price per share ($10,071,055 ÷ 165,577.26 shares)		$60.82
Class I:
Net Asset Value, offering price and redemption price per share ($31,015 ÷ 509.92 shares)		$60.82

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$94,798
Expenses
Distribution and service plan fees	$2,722
Independent trustees' fees and expenses	21
Total expenses before reductions	2,743
Expense reductions	(21)	2,722
Net investment income (loss)		92,076
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,182)
Capital gain distributions from underlying funds	58,878
Total net realized gain (loss)		57,696
Change in net unrealized appreciation (depreciation) on underlying funds		101,978
Net gain (loss)		159,674
Net increase (decrease) in net assets resulting from operations		$251,750

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$92,076	$126,792
Net realized gain (loss)	57,696	71,839
Change in net unrealized appreciation (depreciation)	101,978	18,448
Net increase (decrease) in net assets resulting from operations	251,750	217,079
Distributions to shareholders from net investment income	(91,535)	(126,167)
Distributions to shareholders from net realized gain	(48,306)	(79,217)
Total distributions	(139,841)	(205,384)
Share transactions - net increase (decrease)	2,734,503	1,027,483
Total increase (decrease) in net assets	2,846,412	1,039,178
Net Assets
Beginning of period	8,370,343	7,331,165
End of period	$11,216,755	$8,370,343
Other Information
Undistributed net investment income end of period	$2,559	$2,018

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2026 Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.26	$60.57	$58.78	$54.81	$50.09	$49.53
Income from Investment Operations
Net investment income (loss)A	.543	.801	.724	.735	.906	.793
Net realized and unrealized gain (loss)	.851	.274	1.910	4.084	4.920	.712
Total from investment operations	1.394	1.075	2.634	4.819	5.826	1.505
Distributions from net investment income	(.517)	(.785)	(.698)	(.708)	(.879)	(.789)
Distributions from net realized gain	(.327)	(.600)	(.146)	(.141)	(.227)	(.156)
Total distributions	(.844)	(1.385)	(.844)	(.849)	(1.106)	(.945)
Net asset value, end of period	$60.81	$60.26	$60.57	$58.78	$54.81	$50.09
Total ReturnB,C,D	2.34%	1.88%	4.50%	8.84%	11.79%	3.13%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.80%G	1.38%	1.21%	1.28%	1.73%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$560	$577	$727	$526	$304	$139
Portfolio turnover rateE	25%G	45%	35%	27%	45%	60%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2026 Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.30	$60.61	$58.83	$54.82	$50.08	$49.53
Income from Investment Operations
Net investment income (loss)A	.468	.655	.574	.587	.781	.668
Net realized and unrealized gain (loss)	.851	.276	1.910	4.098	4.911	.713
Total from investment operations	1.319	.931	2.484	4.685	5.692	1.381
Distributions from net investment income	(.442)	(.641)	(.558)	(.534)	(.725)	(.675)
Distributions from net realized gain	(.327)	(.600)	(.146)	(.141)	(.227)	(.156)
Total distributions	(.769)	(1.241)	(.704)	(.675)	(.952)	(.831)
Net asset value, end of period	$60.85	$60.30	$60.61	$58.83	$54.82	$50.08
Total ReturnB,C,D	2.21%	1.63%	4.24%	8.58%	11.50%	2.87%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.55%G	1.13%	.96%	1.03%	1.48%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$299	$308	$328	$39	$85	$298
Portfolio turnover rateE	25%G	45%	35%	27%	45%	60%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2026 Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.03	$60.40	$58.69	$54.76	$50.12	$49.49
Income from Investment Operations
Net investment income (loss)A	.316	.360	.278	.303	.508	.430
Net realized and unrealized gain (loss)	.849	.276	1.899	4.086	4.915	.730
Total from investment operations	1.165	.636	2.177	4.389	5.423	1.160
Distributions from net investment income	(.308)	(.406)	(.321)	(.318)	(.556)	(.374)
Distributions from net realized gain	(.327)	(.600)	(.146)	(.141)	(.227)	(.156)
Total distributions	(.635)	(1.006)	(.467)	(.459)	(.783)	(.530)
Net asset value, end of period	$60.56	$60.03	$60.40	$58.69	$54.76	$50.12
Total ReturnB,C,D	1.96%	1.12%	3.72%	8.04%	10.93%	2.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.00%	.99%H	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%G	1.00%	.99%H	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%G	1.00%	.99%H	1.00%	1.00%	1.00%
Net investment income (loss)	1.05%G	.62%	.47%	.53%	.97%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$255	$250	$86	$33	$31	$9
Portfolio turnover rateE	25%G	45%	35%	27%	45%	60%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuations of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2026 Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.27	$60.58	$58.79	$54.81	$50.09	$49.53
Income from Investment Operations
Net investment income (loss)A	.617	.945	.874	.878	1.040	.913
Net realized and unrealized gain (loss)	.852	.277	1.909	4.094	4.914	.711
Total from investment operations	1.469	1.222	2.783	4.972	5.954	1.624
Distributions from net investment income	(.592)	(.932)	(.847)	(.851)	(1.007)	(.908)
Distributions from net realized gain	(.327)	(.600)	(.146)	(.141)	(.227)	(.156)
Total distributions	(.919)	(1.532)	(.993)	(.992)	(1.234)	(1.064)
Net asset value, end of period	$60.82	$60.27	$60.58	$58.79	$54.81	$50.09
Total ReturnB,C	2.47%	2.14%	4.76%	9.13%	12.06%	3.39%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.05%G	1.63%	1.46%	1.53%	1.98%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$10,071	$7,205	$6,160	$3,677	$1,702	$1,309
Portfolio turnover rateD	25%G	45%	35%	27%	45%	60%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2026 Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.27	$60.58	$58.79	$54.81	$50.09	$49.53
Income from Investment Operations
Net investment income (loss)A	.617	.945	.875	.877	1.039	.912
Net realized and unrealized gain (loss)	.852	.277	1.908	4.095	4.915	.712
Total from investment operations	1.469	1.222	2.783	4.972	5.954	1.624
Distributions from net investment income	(.592)	(.932)	(.847)	(.851)	(1.007)	(.908)
Distributions from net realized gain	(.327)	(.600)	(.146)	(.141)	(.227)	(.156)
Total distributions	(.919)	(1.532)	(.993)	(.992)	(1.234)	(1.064)
Net asset value, end of period	$60.82	$60.27	$60.58	$58.79	$54.81	$50.09
Total ReturnB,C	2.47%	2.14%	4.76%	9.13%	12.06%	3.39%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.05%G	1.63%	1.46%	1.53%	1.98%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$31	$30	$31	$30	$27	$24
Portfolio turnover rateD	25%G	45%	35%	27%	45%	60%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2028 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	20.3	19.9
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	9.6	9.3
Fidelity Short-Term Bond Fund	9.6	9.3
Fidelity Series Broad Market Opportunities Fund	8.9	9.1
Fidelity Equity-Income Fund	7.8	7.9
Fidelity Strategic Real Return Fund	6.8	6.7
Fidelity Government Income Fund	6.7	6.7
Fidelity Large Cap Stock Fund	5.8	5.9
Fidelity Advisor Mid Cap II Fund Class I	5.4	5.5
Fidelity Series 100 Index Fund	5.0	5.1
	85.9	85.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	38.8%
International Equity Funds	4.7%
High Yield Fixed-Income Funds	3.5%
Investment Grade Fixed-Income Funds	33.8%
Short-Term Funds	19.2%

Six months ago
Domestic Equity Funds	39.4%
International Equity Funds	5.0%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	33.3%
Short-Term Funds	18.6%

Fidelity Income Replacement 2028 Fund℠

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 43.5%
	Shares	Value
Domestic Equity Funds - 38.8%
Fidelity Advisor Mid Cap II Fund Class I (a)	67,434	$1,337,213
Fidelity Blue Chip Growth Fund (a)	17,575	1,241,170
Fidelity Equity-Income Fund (a)	33,043	1,908,545
Fidelity Large Cap Stock Fund (a)	48,128	1,433,256
Fidelity Series 100 Index Fund (a)	84,204	1,241,170
Fidelity Series Broad Market Opportunities Fund (a)	135,597	2,196,674
Fidelity Series Small Cap Opportunities Fund (a)	13,633	192,086

TOTAL DOMESTIC EQUITY FUNDS		9,550,114

International Equity Funds - 4.7%
Fidelity Advisor International Discovery Fund Class I (a)	31,183	1,174,679
TOTAL EQUITY FUNDS
(Cost $9,003,721)		10,724,793

Fixed-Income Funds - 37.3%
High Yield Fixed-Income Funds - 3.5%
Fidelity Capital & Income Fund (a)	43,984	435,884
Fidelity Strategic Income Fund (a)	40,472	435,885

TOTAL HIGH YIELD FIXED-INCOME FUNDS		871,769

Investment Grade Fixed-Income Funds - 33.8%
Fidelity Government Income Fund (a)	163,288	1,662,276
Fidelity Strategic Real Return Fund (a)	188,467	1,662,281
Fidelity Total Bond Fund (a)	472,684	4,986,820

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		8,311,377

TOTAL FIXED-INCOME FUNDS
(Cost $9,261,542)		9,183,146

Short-Term Funds - 19.2%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47% (a)(b)	2,359,206	2,359,206
Fidelity Short-Term Bond Fund (a)	274,645	2,359,203
TOTAL SHORT-TERM FUNDS
(Cost $4,711,021)		4,718,409
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $22,976,284)		24,626,348
NET OTHER ASSETS (LIABILITIES) - 0.0%		(437)
NET ASSETS - 100%		$24,625,911

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$1,470,389	$102,288	$373,905	$21,033	$1,174,679
Fidelity Advisor Mid Cap II Fund Class I	1,629,829	106,787	458,117	6,758	1,337,213
Fidelity Blue Chip Growth Fund	1,514,678	101,885	396,991	3,042	1,241,170
Fidelity Capital & Income Fund	543,276	17,139	144,560	10,870	435,884
Fidelity Equity-Income Fund	2,329,592	79,800	625,399	30,925	1,908,545
Fidelity Government Income Fund	1,966,423	182,249	395,277	14,762	1,662,276
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	2,742,954	182,459	566,207	4,469	2,359,206
Fidelity Large Cap Stock Fund	1,747,932	52,887	500,723	13,982	1,433,256
Fidelity Series 100 Index Fund	1,514,678	57,290	373,709	29,963	1,241,170
Fidelity Series Broad Market Opportunities Fund	2,680,950	84,681	713,898	11,579	2,196,674
Fidelity Series Small Cap Opportunities Fund	233,254	9,412	68,678	1,069	192,086
Fidelity Short-Term Bond Fund	2,742,954	201,201	564,265	14,789	2,359,203
Fidelity Strategic Income Fund	543,276	21,066	127,977	8,631	435,885
Fidelity Strategic Real Return Fund	1,966,424	105,045	407,015	25,137	1,662,281
Fidelity Total Bond Fund	5,899,267	448,837	1,208,444	80,493	4,986,820
Total	$29,525,876	$1,753,026	$6,925,165	$277,502	$24,626,348

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2028 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $22,976,284) — See accompanying schedule		$24,626,348
Cash		2
Receivable for investments sold		215,807
Receivable for fund shares sold		802
Total assets		24,842,959
Liabilities
Payable for investments purchased	$158,719
Payable for fund shares redeemed	57,927
Distribution and service plan fees payable	402
Total liabilities		217,048
Net Assets		$24,625,911
Net Assets consist of:
Paid in capital		$22,985,104
Undistributed net investment income		5,561
Accumulated undistributed net realized gain (loss) on investments		(14,818)
Net unrealized appreciation (depreciation) on investments		1,650,064
Net Assets		$24,625,911
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($378,542 ÷ 6,139.10 shares)		$61.66
Maximum offering price per share (100/94.25 of $61.66)		$65.42
Class T:
Net Asset Value and redemption price per share ($367,195 ÷ 5,955.70 shares)		$61.65
Maximum offering price per share (100/96.50 of $61.65)		$63.89
Class C:
Net Asset Value and offering price per share ($204,643 ÷ 3,332.30 shares)(a)		$61.41
Income Replacement 2028:
Net Asset Value, offering price and redemption price per share ($23,620,056 ÷ 383,127.50 shares)		$61.65
Class I:
Net Asset Value, offering price and redemption price per share ($55,475 ÷ 899.80 shares)		$61.65

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$277,502
Expenses
Distribution and service plan fees	$2,604
Independent trustees' fees and expenses	62
Total expenses before reductions	2,666
Expense reductions	(62)	2,604
Net investment income (loss)		274,898
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(42,281)
Capital gain distributions from underlying funds	176,825
Total net realized gain (loss)		134,544
Change in net unrealized appreciation (depreciation) on underlying funds		314,891
Net gain (loss)		449,435
Net increase (decrease) in net assets resulting from operations		$724,333

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$274,898	$478,240
Net realized gain (loss)	134,544	330,471
Change in net unrealized appreciation (depreciation)	314,891	(163,247)
Net increase (decrease) in net assets resulting from operations	724,333	645,464
Distributions to shareholders from net investment income	(276,567)	(476,597)
Distributions to shareholders from net realized gain	(164,913)	(478,870)
Total distributions	(441,480)	(955,467)
Share transactions - net increase (decrease)	(5,182,337)	2,040,175
Total increase (decrease) in net assets	(4,899,484)	1,730,172
Net Assets
Beginning of period	29,525,395	27,795,223
End of period	$24,625,911	$29,525,395
Other Information
Undistributed net investment income end of period	$5,561	$7,230

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2028 Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.95	$61.71	$59.76	$55.54	$50.43	$49.92
Income from Investment Operations
Net investment income (loss)A	.538	.815	.758	.733	.868	.792
Net realized and unrealized gain (loss)	1.084	.196	2.089	4.363	5.348	.666
Total from investment operations	1.622	1.011	2.847	5.096	6.216	1.458
Distributions from net investment income	(.553)	(.798)	(.749)	(.713)	(.879)	(.794)
Distributions from net realized gain	(.359)	(.973)	(.148)	(.163)	(.227)	(.154)
Total distributions	(.912)	(1.771)	(.897)	(.876)	(1.106)	(.948)
Net asset value, end of period	$61.66	$60.95	$61.71	$59.76	$55.54	$50.43
Total ReturnB,C,D	2.69%	1.78%	4.79%	9.23%	12.49%	3.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.76%G	1.38%	1.24%	1.25%	1.64%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$379	$494	$832	$699	$122	$133
Portfolio turnover rateE	13%G	47%	28%	18%	34%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2028 Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.94	$61.71	$59.77	$55.55	$50.46	$49.94
Income from Investment Operations
Net investment income (loss)A	.462	.667	.604	.580	.738	.672
Net realized and unrealized gain (loss)	1.082	.189	2.087	4.379	5.346	.678
Total from investment operations	1.544	.856	2.691	4.959	6.084	1.350
Distributions from net investment income	(.475)	(.653)	(.603)	(.576)	(.767)	(.676)
Distributions from net realized gain	(.359)	(.973)	(.148)	(.163)	(.227)	(.154)
Total distributions	(.834)	(1.626)	(.751)	(.739)	(.994)	(.830)
Net asset value, end of period	$61.65	$60.94	$61.71	$59.77	$55.55	$50.46
Total ReturnB,C,D	2.56%	1.51%	4.52%	8.97%	12.21%	2.79%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.51%G	1.13%	.99%	1.00%	1.39%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$367	$419	$466	$338	$326	$128
Portfolio turnover rateE	13%G	47%	28%	18%	34%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2028 Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.72	$61.52	$59.65	$55.49	$50.44	$49.94
Income from Investment Operations
Net investment income (loss)A	.308	.370	.296	.293	.471	.427
Net realized and unrealized gain (loss)	1.077	.197	2.081	4.369	5.346	.662
Total from investment operations	1.385	.567	2.377	4.662	5.817	1.089
Distributions from net investment income	(.336)	(.394)	(.359)	(.339)	(.540)	(.435)
Distributions from net realized gain	(.359)	(.973)	(.148)	(.163)	(.227)	(.154)
Total distributions	(.695)	(1.367)	(.507)	(.502)	(.767)	(.589)
Net asset value, end of period	$61.41	$60.72	$61.52	$59.65	$55.49	$50.44
Total ReturnB,C,D	2.30%	1.02%	4.00%	8.43%	11.65%	2.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.01%G	.63%	.49%	.50%	.89%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$205	$213	$177	$37	$18	$33
Portfolio turnover rateE	13%G	47%	28%	18%	34%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2028 Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.94	$61.71	$59.76	$55.54	$50.44	$49.92
Income from Investment Operations
Net investment income (loss)A	.614	.959	.910	.874	1.003	.914
Net realized and unrealized gain (loss)	1.086	.194	2.088	4.376	5.340	.680
Total from investment operations	1.700	1.153	2.998	5.250	6.343	1.594
Distributions from net investment income	(.631)	(.950)	(.900)	(.867)	(1.016)	(.920)
Distributions from net realized gain	(.359)	(.973)	(.148)	(.163)	(.227)	(.154)
Total distributions	(.990)	(1.923)	(1.048)	(1.030)	(1.243)	(1.074)
Net asset value, end of period	$61.65	$60.94	$61.71	$59.76	$55.54	$50.44
Total ReturnB,C	2.82%	2.03%	5.05%	9.52%	12.76%	3.30%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.01%G	1.63%	1.49%	1.50%	1.89%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$23,620	$28,337	$26,020	$21,766	$7,494	$5,405
Portfolio turnover rateD	13%G	47%	28%	18%	34%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2028 Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.94	$61.71	$59.76	$55.54	$50.44	$49.92
Income from Investment Operations
Net investment income (loss)A	.614	.978	.906	.871	1.011	.916
Net realized and unrealized gain (loss)	1.086	.175	2.092	4.379	5.332	.678
Total from investment operations	1.700	1.153	2.998	5.250	6.343	1.594
Distributions from net investment income	(.631)	(.950)	(.900)	(.867)	(1.016)	(.920)
Distributions from net realized gain	(.359)	(.973)	(.148)	(.163)	(.227)	(.154)
Total distributions	(.990)	(1.923)	(1.048)	(1.030)	(1.243)	(1.074)
Net asset value, end of period	$61.65	$60.94	$61.71	$59.76	$55.54	$50.44
Total ReturnB,C	2.82%	2.03%	5.05%	9.52%	12.76%	3.30%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.01%G	1.63%	1.49%	1.50%	1.89%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$55	$62	$300	$91	$83	$24
Portfolio turnover rateD	13%G	47%	28%	18%	34%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2030 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	19.4	19.0
Fidelity Series Broad Market Opportunities Fund	9.5	9.6
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	8.5	8.3
Fidelity Short-Term Bond Fund	8.4	8.3
Fidelity Equity-Income Fund	8.2	8.4
Fidelity Strategic Real Return Fund	6.5	6.4
Fidelity Government Income Fund	6.4	6.4
Fidelity Large Cap Stock Fund	6.2	6.3
Fidelity Advisor Mid Cap II Fund Class I	5.8	5.8
Fidelity Advisor International Discovery Fund Class I	5.6	5.8
	84.5	84.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	41.2%
International Equity Funds	5.6%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.3%
Short-Term Funds	16.9%

Six months ago
Domestic Equity Funds	41.7%
International Equity Funds	5.8%
High Yield Fixed-Income Funds	4.1%
Investment Grade Fixed-Income Funds	31.8%
Short-Term Funds	16.6%

Fidelity Income Replacement 2030 Fund℠

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 46.8%
	Shares	Value
Domestic Equity Funds - 41.2%
Fidelity Advisor Mid Cap II Fund Class I (a)	39,229	$777,910
Fidelity Blue Chip Growth Fund (a)	10,233	722,634
Fidelity Equity-Income Fund (a)	19,257	1,112,263
Fidelity Large Cap Stock Fund (a)	27,978	833,186
Fidelity Series 100 Index Fund (a)	49,025	722,634
Fidelity Series Broad Market Opportunities Fund (a)	78,895	1,278,092
Fidelity Series Small Cap Opportunities Fund (a)	7,846	110,552

TOTAL DOMESTIC EQUITY FUNDS		5,557,271

International Equity Funds - 5.6%
Fidelity Advisor International Discovery Fund Class I (a)	20,042	754,991
TOTAL EQUITY FUNDS
(Cost $5,068,115)		6,312,262

Fixed-Income Funds - 36.3%
High Yield Fixed-Income Funds - 4.0%
Fidelity Capital & Income Fund (a)	27,345	270,988
Fidelity Strategic Income Fund (a)	25,161	270,988

TOTAL HIGH YIELD FIXED-INCOME FUNDS		541,976

Investment Grade Fixed-Income Funds - 32.3%
Fidelity Government Income Fund (a)	85,289	868,239
Fidelity Strategic Real Return Fund (a)	98,440	868,239
Fidelity Total Bond Fund (a)	247,148	2,607,414

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,343,892

TOTAL FIXED-INCOME FUNDS
(Cost $4,919,286)		4,885,868

Short-Term Funds - 16.9%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47% (a)(b)	1,141,924	1,141,924
Fidelity Short-Term Bond Fund (a)	132,936	1,141,923
TOTAL SHORT-TERM FUNDS
(Cost $2,278,115)		2,283,847
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $12,265,516)		13,481,977
NET OTHER ASSETS (LIABILITIES) - 0.0%		(190)
NET ASSETS - 100%		$13,481,787

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$824,854	$73,804	$131,528	$12,160	$754,991
Fidelity Advisor Mid Cap II Fund Class I	830,543	68,275	151,727	3,540	777,910
Fidelity Blue Chip Growth Fund	770,812	65,577	125,933	1,581	722,634
Fidelity Capital & Income Fund	294,387	14,432	49,102	6,040	270,988
Fidelity Equity-Income Fund	1,186,083	71,779	209,999	16,081	1,112,263
Fidelity Government Income Fund	903,073	110,500	103,276	6,925	868,239
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	1,181,817	105,160	145,053	1,958	1,141,924
Fidelity Large Cap Stock Fund	888,851	42,744	167,100	7,349	833,186
Fidelity Series 100 Index Fund	770,812	42,986	113,462	15,740	722,634
Fidelity Series Broad Market Opportunities Fund	1,363,854	66,933	229,445	6,071	1,278,092
Fidelity Series Small Cap Opportunities Fund	118,039	7,502	24,479	554	110,552
Fidelity Short-Term Bond Fund	1,181,817	113,289	144,197	6,479	1,141,923
Fidelity Strategic Income Fund	294,387	17,321	40,631	4,795	270,988
Fidelity Strategic Real Return Fund	903,073	74,348	108,593	11,753	868,239
Fidelity Total Bond Fund	2,709,220	287,541	319,073	37,794	2,607,414
Total	$14,221,622	$1,162,191	$2,063,598	$138,820	$13,481,977

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2030 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $12,265,516) — See accompanying schedule		$13,481,977
Cash		2
Receivable for investments sold		77,752
Receivable for fund shares sold		59,849
Total assets		13,619,580
Liabilities
Payable for investments purchased	$112,445
Payable for fund shares redeemed	25,146
Distribution and service plan fees payable	202
Total liabilities		137,793
Net Assets		$13,481,787
Net Assets consist of:
Paid in capital		$12,234,895
Undistributed net investment income		2,998
Accumulated undistributed net realized gain (loss) on investments		27,433
Net unrealized appreciation (depreciation) on investments		1,216,461
Net Assets		$13,481,787
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($129,451 ÷ 2,130.09 shares)		$60.77
Maximum offering price per share (100/94.25 of $60.77)		$64.48
Class T:
Net Asset Value and redemption price per share ($16,336 ÷ 268.33 shares)		$60.88
Maximum offering price per share (100/96.50 of $60.88)		$63.09
Class C:
Net Asset Value and offering price per share ($199,903 ÷ 3,307.95 shares)(a)		$60.43
Income Replacement 2030:
Net Asset Value, offering price and redemption price per share ($13,104,467 ÷ 215,650.47 shares)		$60.77
Class I:
Net Asset Value, offering price and redemption price per share ($31,630 ÷ 520.47 shares)		$60.77

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$138,820
Expenses
Distribution and service plan fees	$1,206
Independent trustees' fees and expenses	31
Total expenses before reductions	1,237
Expense reductions	(31)	1,206
Net investment income (loss)		137,614
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	12,345
Capital gain distributions from underlying funds	90,637
Total net realized gain (loss)		102,982
Change in net unrealized appreciation (depreciation) on underlying funds		149,416
Net gain (loss)		252,398
Net increase (decrease) in net assets resulting from operations		$390,012

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$137,614	$248,184
Net realized gain (loss)	102,982	184,594
Change in net unrealized appreciation (depreciation)	149,416	(282,030)
Net increase (decrease) in net assets resulting from operations	390,012	150,748
Distributions to shareholders from net investment income	(137,952)	(248,283)
Distributions to shareholders from net realized gain	(107,778)	(388,383)
Total distributions	(245,730)	(636,666)
Share transactions - net increase (decrease)	(883,930)	(3,054,764)
Total increase (decrease) in net assets	(739,648)	(3,540,682)
Net Assets
Beginning of period	14,221,435	17,762,117
End of period	$13,481,787	$14,221,435
Other Information
Undistributed net investment income end of period	$2,998	$3,336

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2030 Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.07	$61.33	$59.84	$55.45	$50.12	$49.65
Income from Investment Operations
Net investment income (loss)A	.542	.799	.747	.740	.886	.815
Net realized and unrealized gain (loss)	1.185	.112B	2.210	4.505	5.568	.598
Total from investment operations	1.727	.911	2.957	5.245	6.454	1.413
Distributions from net investment income	(.552)	(.794)	(.746)	(.700)	(.896)	(.796)
Distributions from net realized gain	(.475)	(1.377)	(.721)	(.155)	(.228)	(.147)
Total distributions	(1.027)	(2.171)	(1.467)	(.855)	(1.124)	(.943)
Net asset value, end of period	$60.77	$60.07	$61.33	$59.84	$55.45	$50.12
Total ReturnC,D,E	2.91%	1.67%	5.00%	9.51%	13.06%	2.94%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.80%H	1.38%	1.23%	1.27%	1.67%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$129	$156	$285	$257	$145	$86
Portfolio turnover rate F	17%H	26%	26%	27%	32%	50%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2030 Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.19	$61.44	$59.95	$55.55	$50.20	$49.67
Income from Investment Operations
Net investment income (loss)A	.467	.658	.600	.597	.745	.715
Net realized and unrealized gain (loss)	1.182	.118B	2.211	4.507	5.590	.598
Total from investment operations	1.649	.776	2.811	5.104	6.335	1.313
Distributions from net investment income	(.484)	(.649)	(.600)	(.549)	(.757)	(.636)
Distributions from net realized gain	(.475)	(1.377)	(.721)	(.155)	(.228)	(.147)
Total distributions	(.959)	(2.026)	(1.321)	(.704)	(.985)	(.783)
Net asset value, end of period	$60.88	$60.19	$61.44	$59.95	$55.55	$50.20
Total ReturnC,D,E	2.77%	1.43%	4.74%	9.23%	12.78%	2.72%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.50%	.50%	.50%	.51%I	.50%
Expenses net of fee waivers, if any	.50%H	.50%	.50%	.50%	.51%I	.46%
Expenses net of all reductions	.50%H	.50%	.50%	.50%	.51%I	.46%
Net investment income (loss)	1.55%H	1.13%	.99%	1.03%	1.41%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$16	$16	$21	$17	$15	$13
Portfolio turnover rate F	17%H	26%	26%	27%	32%	50%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2030 Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.76	$61.06	$59.64	$55.33	$50.07	$49.61
Income from Investment Operations
Net investment income (loss)A	.314	.361	.291	.303	.486	.451
Net realized and unrealized gain (loss)	1.174	.115B	2.202	4.486	5.561	.604
Total from investment operations	1.488	.476	2.493	4.789	6.047	1.055
Distributions from net investment income	(.343)	(.399)	(.352)	(.324)	(.559)	(.448)
Distributions from net realized gain	(.475)	(1.377)	(.721)	(.155)	(.228)	(.147)
Total distributions	(.818)	(1.776)	(1.073)	(.479)	(.787)	(.595)
Net asset value, end of period	$60.43	$59.76	$61.06	$59.64	$55.33	$50.07
Total ReturnC,D,E	2.52%	.92%	4.22%	8.68%	12.21%	2.19%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.05%H	.63%	.48%	.52%	.92%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$200	$200	$345	$353	$315	$312
Portfolio turnover rate F	17%H	26%	26%	27%	32%	50%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2030 Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.07	$61.33	$59.84	$55.45	$50.12	$49.64
Income from Investment Operations
Net investment income (loss)A	.617	.944	.900	.888	1.015	.935
Net realized and unrealized gain (loss)	1.186	.116B	2.209	4.502	5.567	.608
Total from investment operations	1.803	1.060	3.109	5.390	6.582	1.543
Distributions from net investment income	(.628)	(.943)	(.898)	(.845)	(1.024)	(.916)
Distributions from net realized gain	(.475)	(1.377)	(.721)	(.155)	(.228)	(.147)
Total distributions	(1.103)	(2.320)	(1.619)	(1.000)	(1.252)	(1.063)
Net asset value, end of period	$60.77	$60.07	$61.33	$59.84	$55.45	$50.12
Total ReturnC,D	3.04%	1.93%	5.27%	9.78%	13.33%	3.22%
Ratios to Average Net AssetsE,F
Expenses before reductions G	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H	-%	-%	-%	-%	-%
Expenses net of all reductions	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	2.05%H	1.63%	1.48%	1.52%	1.92%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$13,104	$13,819	$17,079	$15,175	$5,367	$3,558
Portfolio turnover rate E	17%H	26%	26%	27%	32%	50%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2030 Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.07	$61.33	$59.84	$55.45	$50.12	$49.64
Income from Investment Operations
Net investment income (loss)A	.616	.942	.902	.885	1.020	.936
Net realized and unrealized gain (loss)	1.187	.118B	2.207	4.505	5.562	.607
Total from investment operations	1.803	1.060	3.109	5.390	6.582	1.543
Distributions from net investment income	(.628)	(.943)	(.898)	(.845)	(1.024)	(.916)
Distributions from net realized gain	(.475)	(1.377)	(.721)	(.155)	(.228)	(.147)
Total distributions	(1.103)	(2.320)	(1.619)	(1.000)	(1.252)	(1.063)
Net asset value, end of period	$60.77	$60.07	$61.33	$59.84	$55.45	$50.12
Total ReturnC,D	3.04%	1.93%	5.26%	9.78%	13.33%	3.22%
Ratios to Average Net AssetsE,F
Expenses before reductions G	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H	-%	-%	-%	-%	-%
Expenses net of all reductions	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	2.05%H	1.63%	1.48%	1.52%	1.92%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$32	$31	$32	$63	$57	$24
Portfolio turnover rate E	17%H	26%	26%	27%	32%	50%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2032 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	18.4	18.1
Fidelity Series Broad Market Opportunities Fund	9.9	10.0
Fidelity Equity-Income Fund	8.6	8.7
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	7.8	7.7
Fidelity Short-Term Bond Fund	7.8	7.6
Fidelity Large Cap Stock Fund	6.4	6.5
Fidelity Advisor International Discovery Fund Class I	6.4	6.6
Fidelity Strategic Real Return Fund	6.1	6.1
Fidelity Government Income Fund	6.1	6.1
Fidelity Advisor Mid Cap II Fund Class I	6.0	6.0
	83.5	83.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	43.0%
International Equity Funds	6.4%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	30.6%
Short-Term Funds	15.6%

Six months ago
Domestic Equity Funds	43.3%
International Equity Funds	6.6%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	30.3%
Short-Term Funds	15.3%

Fidelity Income Replacement 2032 Fund℠

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 49.4%
	Shares	Value
Domestic Equity Funds - 43.0%
Fidelity Advisor Mid Cap II Fund Class I (a)	22,202	$440,257
Fidelity Blue Chip Growth Fund (a)	5,788	408,758
Fidelity Equity-Income Fund (a)	10,894	629,253
Fidelity Large Cap Stock Fund (a)	15,841	471,756
Fidelity Series 100 Index Fund (a)	27,731	408,758
Fidelity Series Broad Market Opportunities Fund (a)	44,676	723,750
Fidelity Series Small Cap Opportunities Fund (a)	4,471	62,999

TOTAL DOMESTIC EQUITY FUNDS		3,145,531

International Equity Funds - 6.4%
Fidelity Advisor International Discovery Fund Class I (a)	12,446	468,826
TOTAL EQUITY FUNDS
(Cost $2,755,618)		3,614,357

Fixed-Income Funds - 35.0%
High Yield Fixed-Income Funds - 4.4%
Fidelity Capital & Income Fund (a)	16,262	161,159
Fidelity Strategic Income Fund (a)	14,964	161,159

TOTAL HIGH YIELD FIXED-INCOME FUNDS		322,318

Investment Grade Fixed-Income Funds - 30.6%
Fidelity Government Income Fund (a)	44,039	448,315
Fidelity Strategic Real Return Fund (a)	50,829	448,315
Fidelity Total Bond Fund (a)	127,622	1,346,410

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,243,040

TOTAL FIXED-INCOME FUNDS
(Cost $2,607,868)		2,565,358

Short-Term Funds - 15.6%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47% (a)(b)	572,847	572,847
Fidelity Short-Term Bond Fund (a)	66,688	572,847
TOTAL SHORT-TERM FUNDS
(Cost $1,143,672)		1,145,694
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $6,507,158)		7,325,409
NET OTHER ASSETS (LIABILITIES) - 0.0%		(189)
NET ASSETS - 100%		$7,325,220

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$486,247	$50,028	$59,860	$7,793	$468,826
Fidelity Advisor Mid Cap II Fund Class I	447,141	43,493	69,401	2,070	440,257
Fidelity Blue Chip Growth Fund	415,413	40,251	54,407	893	408,758
Fidelity Capital & Income Fund	166,018	9,922	21,580	3,588	161,159
Fidelity Equity-Income Fund	638,983	44,435	92,671	9,130	629,253
Fidelity Government Income Fund	447,879	58,850	36,312	3,586	448,315
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	564,460	58,677	50,290	983	572,847
Fidelity Large Cap Stock Fund	478,869	28,478	75,755	4,348	471,756
Fidelity Series 100 Index Fund	415,413	27,806	48,190	9,180	408,758
Fidelity Series Broad Market Opportunities Fund	734,905	42,006	98,904	3,551	723,750
Fidelity Series Small Cap Opportunities Fund	64,193	5,086	12,003	314	62,999
Fidelity Short-Term Bond Fund	564,460	62,864	49,880	3,263	572,847
Fidelity Strategic Income Fund	166,018	11,949	16,701	2,842	161,159
Fidelity Strategic Real Return Fund	447,879	39,687	39,439	6,082	448,315
Fidelity Total Bond Fund	1,340,683	157,464	114,489	19,598	1,346,410
Total	$7,378,561	$680,996	$839,882	$77,221	$7,325,409

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2032 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $6,507,158) — See accompanying schedule		$7,325,409
Receivable for investments sold		50,375
Total assets		7,375,784
Liabilities
Payable for investments purchased	$50,371
Distribution and service plan fees payable	193
Total liabilities		50,564
Net Assets		$7,325,220
Net Assets consist of:
Paid in capital		$6,476,969
Undistributed net investment income		1,488
Accumulated undistributed net realized gain (loss) on investments		28,512
Net unrealized appreciation (depreciation) on investments		818,251
Net Assets		$7,325,220
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($380,514 ÷ 6,595.35 shares)		$57.69
Maximum offering price per share (100/94.25 of $57.69)		$61.21
Class T:
Net Asset Value and redemption price per share ($21,778 ÷ 377.14 shares)		$57.75
Maximum offering price per share (100/96.50 of $57.75)		$59.84
Class C:
Net Asset Value and offering price per share ($125,820 ÷ 2,189.73 shares)(a)		$57.46
Income Replacement 2032:
Net Asset Value, offering price and redemption price per share ($6,739,063 ÷ 116,767.89 shares)		$57.71
Class I:
Net Asset Value, offering price and redemption price per share ($58,045 ÷ 1,005.73 shares)		$57.71

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$77,221
Expenses
Distribution and service plan fees	$1,206
Independent trustees' fees and expenses	17
Total expenses before reductions	1,223
Expense reductions	(17)	1,206
Net investment income (loss)		76,015
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	15,589
Capital gain distributions from underlying funds	51,916
Total net realized gain (loss)		67,505
Change in net unrealized appreciation (depreciation) on underlying funds		90,145
Net gain (loss)		157,650
Net increase (decrease) in net assets resulting from operations		$233,665

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$76,015	$121,337
Net realized gain (loss)	67,505	114,028
Change in net unrealized appreciation (depreciation)	90,145	(155,017)
Net increase (decrease) in net assets resulting from operations	233,665	80,348
Distributions to shareholders from net investment income	(76,236)	(121,233)
Distributions to shareholders from net realized gain	(87,566)	(198,372)
Total distributions	(163,802)	(319,605)
Share transactions - net increase (decrease)	(123,006)	(929,485)
Total increase (decrease) in net assets	(53,143)	(1,168,742)
Net Assets
Beginning of period	7,378,363	8,547,105
End of period	$7,325,220	$7,378,363
Other Information
Undistributed net investment income end of period	$1,488	$1,709

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2032 Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$57.18	$58.52	$56.72	$53.04	$47.91	$49.07
Income from Investment Operations
Net investment income (loss)A	.528	.758	.738	.718	.906	.717
Net realized and unrealized gain (loss)	1.197	.040B	2.196	4.379	5.480	.618
Total from investment operations	1.725	.798	2.934	5.097	6.386	1.335
Distributions from net investment income	(.535)	(.756)	(.740)	(.704)	(.852)	(.770)
Distributions from net realized gain	(.680)	(1.382)	(.394)	(.713)	(.404)	(1.725)
Total distributions	(1.215)	(2.138)	(1.134)	(1.417)	(1.256)	(2.495)
Net asset value, end of period	$57.69	$57.18	$58.52	$56.72	$53.04	$47.91
Total ReturnC,D,E	3.07%	1.55%	5.22%	9.76%	13.55%	2.85%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.37%
Expenses net of fee waivers, if any	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.85%H	1.37%	1.28%	1.30%	1.80%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$381	$395	$427	$267	$229	$217
Portfolio turnover rateF	19%H	24%	33%	29%	30%	37%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2032 Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$57.22	$58.55	$56.76	$53.08	$47.94	$49.10
Income from Investment Operations
Net investment income (loss)A	.460	.620	.592	.581	.781	.599
Net realized and unrealized gain (loss)	1.203	.047B	2.190	4.386	5.484	.599
Total from investment operations	1.663	.667	2.782	4.967	6.265	1.198
Distributions from net investment income	(.453)	(.615)	(.598)	(.574)	(.721)	(.633)
Distributions from net realized gain	(.680)	(1.382)	(.394)	(.713)	(.404)	(1.725)
Total distributions	(1.133)	(1.997)	(.992)	(1.287)	(1.125)	(2.358)
Net asset value, end of period	$57.75	$57.22	$58.55	$56.76	$53.08	$47.94
Total ReturnC,D,E	2.95%	1.31%	4.94%	9.50%	13.27%	2.55%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.50%	.50%	.50%	.50%	.62%
Expenses net of fee waivers, if any	.50%H	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%H	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.60%H	1.12%	1.03%	1.05%	1.55%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$22	$58	$67	$36	$27	$24
Portfolio turnover rateF	19%H	24%	33%	29%	30%	37%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2032 Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$56.97	$58.35	$56.62	$52.99	$47.93	$49.12
Income from Investment Operations
Net investment income (loss)A	.312	.344	.303	.305	.529	.358
Net realized and unrealized gain (loss)	1.198	.043B	2.182	4.382	5.469	.615
Total from investment operations	1.510	.387	2.485	4.687	5.998	.973
Distributions from net investment income	(.340)	(.385)	(.361)	(.344)	(.534)	(.438)
Distributions from net realized gain	(.680)	(1.382)	(.394)	(.713)	(.404)	(1.725)
Total distributions	(1.020)	(1.767)	(.755)	(1.057)	(.938)	(2.163)
Net asset value, end of period	$57.46	$56.97	$58.35	$56.62	$52.99	$47.93
Total ReturnC,D,E	2.69%	.81%	4.42%	8.96%	12.68%	2.07%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.12%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.10%H	.63%	.53%	.55%	1.05%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$126	$124	$137	$122	$69	$52
Portfolio turnover rateF	19%H	24%	33%	29%	30%	37%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2032 Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$57.20	$58.53	$56.73	$53.05	$47.92	$49.08
Income from Investment Operations
Net investment income (loss)A	.600	.897	.882	.856	1.033	.836
Net realized and unrealized gain (loss)	1.196	.048B	2.192	4.380	5.479	.618
Total from investment operations	1.796	.945	3.074	5.236	6.512	1.454
Distributions from net investment income	(.606)	(.893)	(.880)	(.843)	(.978)	(.889)
Distributions from net realized gain	(.680)	(1.382)	(.394)	(.713)	(.404)	(1.725)
Total distributions	(1.286)	(2.275)	(1.274)	(1.556)	(1.382)	(2.614)
Net asset value, end of period	$57.71	$57.20	$58.53	$56.73	$53.05	$47.92
Total ReturnC,D	3.20%	1.82%	5.48%	10.04%	13.83%	3.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	- %H	- %H	- %H	.12%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.10%G	1.62%	1.53%	1.55%	2.05%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$6,739	$6,745	$7,858	$7,608	$4,418	$2,991
Portfolio turnover rateE	19%G	24%	33%	29%	30%	37%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2032 Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$57.20	$58.53	$56.73	$53.05	$47.92	$49.08
Income from Investment Operations
Net investment income (loss)A	.600	.896	.880	.856	1.032	.835
Net realized and unrealized gain (loss)	1.196	.049B	2.194	4.380	5.480	.619
Total from investment operations	1.796	.945	3.074	5.236	6.512	1.454
Distributions from net investment income	(.606)	(.893)	(.880)	(.843)	(.978)	(.889)
Distributions from net realized gain	(.680)	(1.382)	(.394)	(.713)	(.404)	(1.725)
Total distributions	(1.286)	(2.275)	(1.274)	(1.556)	(1.382)	(2.614)
Net asset value, end of period	$57.71	$57.20	$58.53	$56.73	$53.05	$47.92
Total ReturnC,D	3.20%	1.82%	5.48%	10.04%	13.83%	3.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	- %H	- %H	- %H	.12%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.10%G	1.62%	1.53%	1.55%	2.05%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$58	$56	$58	$21	$19	$17
Portfolio turnover rateE	19%G	24%	33%	29%	30%	37%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2034 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	17.8	17.7
Fidelity Series Broad Market Opportunities Fund	10.2	10.2
Fidelity Equity-Income Fund	8.8	8.9
Fidelity Advisor International Discovery Fund Class I	7.2	7.3
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	7.1	7.0
Fidelity Short-Term Bond Fund	7.1	6.9
Fidelity Large Cap Stock Fund	6.6	6.7
Fidelity Advisor Mid Cap II Fund Class I	6.2	6.2
Fidelity Strategic Real Return Fund	6.0	5.9
Fidelity Government Income Fund	5.9	5.9
	82.9	82.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	44.2%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	29.7%
Short-Term Funds	14.2%

Six months ago
Domestic Equity Funds	44.5%
International Equity Funds	7.3%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.5%
Short-Term Funds	13.9%

Fidelity Income Replacement 2034 Fund℠

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 51.4%
	Shares	Value
Domestic Equity Funds - 44.2%
Fidelity Advisor Mid Cap II Fund Class I (a)	20,988	$416,197
Fidelity Blue Chip Growth Fund (a)	5,475	386,612
Fidelity Equity-Income Fund (a)	10,290	594,374
Fidelity Large Cap Stock Fund (a)	14,969	445,781
Fidelity Series 100 Index Fund (a)	26,229	386,612
Fidelity Series Broad Market Opportunities Fund (a)	42,210	683,800
Fidelity Series Small Cap Opportunities Fund (a)	4,199	59,169

TOTAL DOMESTIC EQUITY FUNDS		2,972,545

International Equity Funds - 7.2%
Fidelity Advisor International Discovery Fund Class I (a)	12,816	482,761
TOTAL EQUITY FUNDS
(Cost $2,580,042)		3,455,306

Fixed-Income Funds - 34.4%
High Yield Fixed-Income Funds - 4.7%
Fidelity Capital & Income Fund (a)	16,012	158,679
Fidelity Strategic Income Fund (a)	14,733	158,679

TOTAL HIGH YIELD FIXED-INCOME FUNDS		317,358

Investment Grade Fixed-Income Funds - 29.7%
Fidelity Government Income Fund (a)	39,166	398,715
Fidelity Strategic Real Return Fund (a)	45,206	398,715
Fidelity Total Bond Fund (a)	113,379	1,196,145

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,993,575

TOTAL FIXED-INCOME FUNDS
(Cost $2,285,271)		2,310,933

Short-Term Funds - 14.2%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47% (a)(b)	478,727	478,727
Fidelity Short-Term Bond Fund (a)	55,731	478,727
TOTAL SHORT-TERM FUNDS
(Cost $952,846)		957,454
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,818,159)		6,723,693
NET OTHER ASSETS (LIABILITIES) - 0.0%		(179)
NET ASSETS - 100%		$6,723,514

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$570,895	$42,953	$122,504	$8,142	$482,761
Fidelity Advisor Mid Cap II Fund Class I	482,589	32,427	115,765	1,985	416,197
Fidelity Blue Chip Growth Fund	447,731	31,648	99,205	917	386,612
Fidelity Capital & Income Fund	185,134	6,348	39,719	3,743	158,679
Fidelity Equity-Income Fund	689,412	28,274	159,294	9,228	594,374
Fidelity Government Income Fund	457,026	43,185	80,789	3,409	398,715
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	537,587	39,518	98,378	872	478,727
Fidelity Large Cap Stock Fund	516,672	16,812	126,662	4,090	445,781
Fidelity Series 100 Index Fund	447,731	18,638	92,120	8,736	386,612
Fidelity Series Broad Market Opportunities Fund	792,437	24,868	175,901	3,401	683,800
Fidelity Series Small Cap Opportunities Fund	68,941	3,174	18,247	321	59,169
Fidelity Short-Term Bond Fund	537,587	43,129	97,976	2,884	478,727
Fidelity Strategic Income Fund	185,134	8,422	34,815	2,975	158,679
Fidelity Strategic Real Return Fund	457,026	26,047	83,682	5,828	398,715
Fidelity Total Bond Fund	1,370,302	106,834	246,545	18,590	1,196,145
Total	$7,746,204	$472,277	$1,591,602	$75,121	$6,723,693

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2034 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $5,818,159) — See accompanying schedule		$6,723,693
Receivable for investments sold		57,383
Total assets		6,781,076
Liabilities
Payable for investments purchased	$32,086
Payable for fund shares redeemed	25,287
Distribution and service plan fees payable	189
Total liabilities		57,562
Net Assets		$6,723,514
Net Assets consist of:
Paid in capital		$5,812,221
Undistributed net investment income		1,342
Accumulated undistributed net realized gain (loss) on investments		4,417
Net unrealized appreciation (depreciation) on investments		905,534
Net Assets		$6,723,514
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($272,749 ÷ 4,477.70 shares)		$60.91
Maximum offering price per share (100/94.25 of $60.91)		$64.63
Class T:
Net Asset Value and redemption price per share ($23,325 ÷ 382.50 shares)		$60.98
Maximum offering price per share (100/96.50 of $60.98)		$63.19
Class C:
Net Asset Value and offering price per share ($147,668 ÷ 2,435.30 shares)(a)		$60.64
Income Replacement 2034:
Net Asset Value, offering price and redemption price per share ($6,041,955 ÷ 99,218.70 shares)		$60.90
Class I:
Net Asset Value, offering price and redemption price per share ($237,817 ÷ 3,905.00 shares)		$60.90

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$75,121
Expenses
Distribution and service plan fees	$1,260
Independent trustees' fees and expenses	18
Total expenses before reductions	1,278
Expense reductions	(18)	1,260
Net investment income (loss)		73,861
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	20,403
Capital gain distributions from underlying funds	50,169
Total net realized gain (loss)		70,572
Change in net unrealized appreciation (depreciation) on underlying funds		76,410
Net gain (loss)		146,982
Net increase (decrease) in net assets resulting from operations		$220,843

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$73,861	$142,550
Net realized gain (loss)	70,572	77,443
Change in net unrealized appreciation (depreciation)	76,410	(131,537)
Net increase (decrease) in net assets resulting from operations	220,843	88,456
Distributions to shareholders from net investment income	(74,230)	(142,540)
Distributions to shareholders from net realized gain	(26,704)	(259,010)
Total distributions	(100,934)	(401,550)
Share transactions - net increase (decrease)	(1,142,400)	(1,324,530)
Total increase (decrease) in net assets	(1,022,491)	(1,637,624)
Net Assets
Beginning of period	7,746,005	9,383,629
End of period	$6,723,514	$7,746,005
Other Information
Undistributed net investment income end of period	$1,342	$1,711

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2034 Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.82	$61.43	$59.85	$55.44	$49.70	$49.33
Income from Investment Operations
Net investment income (loss)A	.549	.797	.753	.741	.840	.782
Net realized and unrealized gain (loss)	1.341	(.018)	2.384	4.748	6.014	.504
Total from investment operations	1.890	.779	3.137	5.489	6.854	1.286
Distributions from net investment income	(.571)	(.795)	(.751)	(.723)	(.903)	(.775)
Distributions from net realized gain	(.229)	(1.594)	(.806)	(.356)	(.211)	(.141)
Total distributions	(.800)	(2.389)	(1.557)	(1.079)	(1.114)	(.916)
Net asset value, end of period	$60.91	$59.82	$61.43	$59.85	$55.44	$49.70
Total ReturnB,C,D	3.19%	1.47%	5.31%	9.97%	13.98%	2.71%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.83%G	1.38%	1.24%	1.27%	1.60%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$273	$280	$300	$126	$20	$18
Portfolio turnover rate E	13%G	33%	24%	19%	35%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2034 Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.85	$61.44	$59.85	$55.44	$49.70	$49.34
Income from Investment Operations
Net investment income (loss)A	.477	.647	.602	.592	.719	.662
Net realized and unrealized gain (loss)	1.319	(.008)	2.387	4.742	6.008	.490
Total from investment operations	1.796	.639	2.989	5.334	6.727	1.152
Distributions from net investment income	(.437)	(.635)	(.593)	(.568)	(.776)	(.651)
Distributions from net realized gain	(.229)	(1.594)	(.806)	(.356)	(.211)	(.141)
Total distributions	(.666)	(2.229)	(1.399)	(.924)	(.987)	(.792)
Net asset value, end of period	$60.98	$59.85	$61.44	$59.85	$55.44	$49.70
Total ReturnB,C,D	3.02%	1.23%	5.06%	9.68%	13.71%	2.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.58%G	1.13%	.99%	1.02%	1.35%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$23	$94	$101	$96	$88	$23
Portfolio turnover rate E	13%G	33%	24%	19%	35%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not include the effect of the sales charges.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2034 Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.58	$61.23	$59.74	$55.39	$49.70	$49.37
Income from Investment Operations
Net investment income (loss)A	.322	.363	.298	.300	.448	.424
Net realized and unrealized gain (loss)	1.337	(.014)	2.370	4.746	6.020	.490
Total from investment operations	1.659	.349	2.668	5.046	6.468	.914
Distributions from net investment income	(.370)	(.405)	(.372)	(.340)	(.567)	(.443)
Distributions from net realized gain	(.229)	(1.594)	(.806)	(.356)	(.211)	(.141)
Total distributions	(.599)	(1.999)	(1.178)	(.696)	(.778)	(.584)
Net asset value, end of period	$60.64	$59.58	$61.23	$59.74	$55.39	$49.70
Total ReturnB,C,D	2.80%	.73%	4.52%	9.15%	13.15%	1.92%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.08%G	.63%	.49%	.52%	.86%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$148	$144	$132	$54	$49	$43
Portfolio turnover rate E	13%G	33%	24%	19%	35%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2034 Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.81	$61.42	$59.82	$55.41	$49.67	$49.31
Income from Investment Operations
Net investment income (loss)A	.625	.940	.905	.885	.975	.903
Net realized and unrealized gain (loss)	1.343	(.017)	2.396	4.738	6.009	.505
Total from investment operations	1.968	.923	3.301	5.623	6.984	1.408
Distributions from net investment income	(.649)	(.939)	(.895)	(.857)	(1.033)	(.907)
Distributions from net realized gain	(.229)	(1.594)	(.806)	(.356)	(.211)	(.141)
Total distributions	(.878)	(2.533)	(1.701)	(1.213)	(1.244)	(1.048)
Net asset value, end of period	$60.90	$59.81	$61.42	$59.82	$55.41	$49.67
Total ReturnB,C	3.32%	1.73%	5.60%	10.23%	14.27%	2.97%
Ratios to Average Net AssetsD,E
Expenses before reductions F	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.08%G	1.63%	1.49%	1.52%	1.85%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$6,042	$6,996	$8,622	$8,313	$3,894	$2,123
Portfolio turnover rate D	13%G	33%	24%	19%	35%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2034 Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.81	$61.42	$59.83	$55.42	$49.67	$49.31
Income from Investment Operations
Net investment income (loss)A	.624	.940	.906	.884	.972	.904
Net realized and unrealized gain (loss)	1.344	(.017)	2.385	4.739	6.022	.504
Total from investment operations	1.968	.923	3.291	5.623	6.994	1.408
Distributions from net investment income	(.649)	(.939)	(.895)	(.857)	(1.033)	(.907)
Distributions from net realized gain	(.229)	(1.594)	(.806)	(.356)	(.211)	(.141)
Total distributions	(.878)	(2.533)	(1.701)	(1.213)	(1.244)	(1.048)
Net asset value, end of period	$60.90	$59.81	$61.42	$59.83	$55.42	$49.67
Total ReturnB,C	3.32%	1.73%	5.58%	10.23%	14.29%	2.97%
Ratios to Average Net AssetsD,E
Expenses before reductions F	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.08%G	1.63%	1.49%	1.52%	1.85%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$238	$232	$228	$217	$139	$122
Portfolio turnover rate D	13%G	33%	24%	19%	35%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2036 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	17.1	17.0
Fidelity Series Broad Market Opportunities Fund	10.4	10.4
Fidelity Equity-Income Fund	9.0	9.1
Fidelity Advisor International Discovery Fund Class I	8.0	8.1
Fidelity Large Cap Stock Fund	6.8	6.8
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	6.7	6.6
Fidelity Short-Term Bond Fund	6.6	6.5
Fidelity Advisor Mid Cap II Fund Class I	6.3	6.4
Fidelity Series 100 Index Fund	5.9	5.9
Fidelity Blue Chip Growth Fund	5.9	5.9
	82.7	82.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	45.2%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	13.3%

Six months ago
Domestic Equity Funds	45.4%
International Equity Funds	8.1%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.3%
Short-Term Funds	13.1%

Fidelity Income Replacement 2036 Fund℠

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.2%
	Shares	Value
Domestic Equity Funds - 45.2%
Fidelity Advisor Mid Cap II Fund Class I (a)	31,413	$622,919
Fidelity Blue Chip Growth Fund (a)	8,194	578,636
Fidelity Equity-Income Fund (a)	15,402	889,604
Fidelity Large Cap Stock Fund (a)	22,404	667,203
Fidelity Series 100 Index Fund (a)	39,256	578,636
Fidelity Series Broad Market Opportunities Fund (a)	63,175	1,023,438
Fidelity Series Small Cap Opportunities Fund (a)	6,286	88,567

TOTAL DOMESTIC EQUITY FUNDS		4,449,003

International Equity Funds - 8.0%
Fidelity Advisor International Discovery Fund Class I (a)	20,768	782,339
TOTAL EQUITY FUNDS
(Cost $4,367,359)		5,231,342

Fixed-Income Funds - 33.5%
High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund (a)	24,726	245,035
Fidelity Strategic Income Fund (a)	22,752	245,035

TOTAL HIGH YIELD FIXED-INCOME FUNDS		490,070

Investment Grade Fixed-Income Funds - 28.5%
Fidelity Government Income Fund (a)	55,197	561,907
Fidelity Strategic Real Return Fund (a)	63,708	561,907
Fidelity Total Bond Fund (a)	159,691	1,684,733

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,808,547

TOTAL FIXED-INCOME FUNDS
(Cost $3,347,192)		3,298,617

Short-Term Funds - 13.3%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47% (a)(b)	655,394	655,394
Fidelity Short-Term Bond Fund (a)	76,297	655,394
TOTAL SHORT-TERM FUNDS
(Cost $1,310,038)		1,310,788
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $9,024,589)		9,840,747
NET OTHER ASSETS (LIABILITIES) - 0.0%		(643)
NET ASSETS - 100%		$9,840,104

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$894,729	$77,058	$176,497	$13,191	$782,339
Fidelity Advisor Mid Cap II Fund Class I	698,218	53,741	155,069	2,973	622,919
Fidelity Blue Chip Growth Fund	647,718	50,658	130,117	1,285	578,636
Fidelity Capital & Income Fund	276,652	12,918	55,033	5,530	245,035
Fidelity Equity-Income Fund	996,826	54,099	216,351	13,193	889,604
Fidelity Government Income Fund	622,467	68,686	100,844	4,600	561,907
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	717,978	58,091	120,676	1,152	655,394
Fidelity Large Cap Stock Fund	747,620	31,932	170,281	6,147	667,203
Fidelity Series 100 Index Fund	647,718	34,938	123,221	13,218	578,636
Fidelity Series Broad Market Opportunities Fund	1,146,131	46,224	233,771	5,091	1,023,438
Fidelity Series Small Cap Opportunities Fund	99,902	5,476	24,856	455	88,567
Fidelity Short-Term Bond Fund	717,978	62,978	120,188	3,814	655,394
Fidelity Strategic Income Fund	276,652	17,176	48,736	4,389	245,035
Fidelity Strategic Real Return Fund	622,468	43,926	104,373	7,788	561,907
Fidelity Total Bond Fund	1,865,206	176,502	309,643	25,071	1,684,733
Total	$10,978,263	$794,403	$2,089,656	$107,897	$9,840,747

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2036 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $9,024,589) — See accompanying schedule		$9,840,747
Receivable for investments sold		64,758
Total assets		9,905,505
Liabilities
Payable for investments purchased	$64,753
Distribution and service plan fees payable	648
Total liabilities		65,401
Net Assets		$9,840,104
Net Assets consist of:
Paid in capital		$9,046,438
Undistributed net investment income		1,862
Accumulated undistributed net realized gain (loss) on investments		(24,354)
Net unrealized appreciation (depreciation) on investments		816,158
Net Assets		$9,840,104
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($499,120.74 ÷ 8,145.949 shares)		$61.27
Maximum offering price per share (100/94.25 of $61.27)		$65.01
Class T:
Net Asset Value and redemption price per share ($546,279.40 ÷ 8,918.179 shares)		$61.25
Maximum offering price per share (100/96.50 of $61.25)		$63.47
Class C:
Net Asset Value and offering price per share ($377,687.95 ÷ 6,203.897 shares)(a)		$60.88
Income Replacement 2036:
Net Asset Value, offering price and redemption price per share ($8,416,208.55 ÷ 137,331.323 shares)		$61.28
Class I:
Net Asset Value, offering price and redemption price per share ($807.08 ÷ 13.147 shares)		$61.39

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$107,897
Expenses
Distribution and service plan fees	$4,787
Independent trustees' fees and expenses	24
Total expenses before reductions	4,811
Expense reductions	(24)	4,787
Net investment income (loss)		103,110
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(22,160)
Capital gain distributions from underlying funds	73,456
Total net realized gain (loss)		51,296
Change in net unrealized appreciation (depreciation) on underlying funds		179,895
Net gain (loss)		231,191
Net increase (decrease) in net assets resulting from operations		$334,301

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$103,110	$160,587
Net realized gain (loss)	51,296	129,588
Change in net unrealized appreciation (depreciation)	179,895	(133,017)
Net increase (decrease) in net assets resulting from operations	334,301	157,158
Distributions to shareholders from net investment income	(103,414)	(160,249)
Distributions to shareholders from net realized gain	(118,111)	(238,984)
Total distributions	(221,525)	(399,233)
Share transactions - net increase (decrease)	(1,250,096)	(63,577)
Total increase (decrease) in net assets	(1,137,320)	(305,652)
Net Assets
Beginning of period	10,977,424	11,283,076
End of period	$9,840,104	$10,977,424
Other Information
Undistributed net investment income end of period	$1,862	$2,166

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2036 Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.61	$62.00	$59.79	$55.12	$49.20	$48.92
Income from Investment Operations
Net investment income (loss)A	.569	.790	.753	.751	.939	.760
Net realized and unrealized gain (loss)	1.385	(.055)	2.474	4.831	6.075	.441
Total from investment operations	1.954	.735	3.227	5.582	7.014	1.201
Distributions from net investment income	(.587)	(.788)	(.743)	(.734)	(.913)	(.784)
Distributions from net realized gain	(.707)	(1.337)	(.274)	(.178)	(.181)	(.137)
Total distributions	(1.294)	(2.125)	(1.017)	(.912)	(1.094)	(.921)
Net asset value, end of period	$61.27	$60.61	$62.00	$59.79	$55.12	$49.20
Total ReturnB,C,D	3.28%	1.37%	5.44%	10.18%	14.45%	2.56%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.88%G	1.36%	1.23%	1.29%	1.80%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$499	$501	$452	$181	$25	$27
Portfolio turnover rateE	16%G	27%	20%	25%	25%	62%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2036 Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.57	$61.96	$59.75	$55.09	$49.17	$48.89
Income from Investment Operations
Net investment income (loss)A	.495	.645	.600	.601	.809	.641
Net realized and unrealized gain (loss)	1.383	(.056)	2.475	4.822	6.077	.448
Total from investment operations	1.878	.589	3.075	5.423	6.886	1.089
Distributions from net investment income	(.491)	(.642)	(.591)	(.585)	(.785)	(.672)
Distributions from net realized gain	(.707)	(1.337)	(.274)	(.178)	(.181)	(.137)
Total distributions	(1.198)	(1.979)	(.865)	(.763)	(.966)	(.809)
Net asset value, end of period	$61.25	$60.57	$61.96	$59.75	$55.09	$49.17
Total ReturnB,C,D	3.15%	1.11%	5.18%	9.89%	14.18%	2.32%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.63%G	1.11%	.98%	1.04%	1.55%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$546	$1,030	$1,088	$420	$295	$278
Portfolio turnover rateE	16%G	27%	20%	25%	25%	62%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2036 Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.25	$61.71	$59.58	$54.98	$49.14	$48.88
Income from Investment Operations
Net investment income (loss)A	.340	.352	.294	.310	.553	.404
Net realized and unrealized gain (loss)	1.380	(.066)	2.471	4.816	6.061	.445
Total from investment operations	1.720	.286	2.765	5.126	6.614	.849
Distributions from net investment income	(.383)	(.409)	(.361)	(.348)	(.593)	(.452)
Distributions from net realized gain	(.707)	(1.337)	(.274)	(.178)	(.181)	(.137)
Total distributions	(1.090)	(1.746)	(.635)	(.526)	(.774)	(.589)
Net asset value, end of period	$60.88	$60.25	$61.71	$59.58	$54.98	$49.14
Total ReturnB,C,D	2.90%	.60%	4.66%	9.35%	13.60%	1.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.13%G	.61%	.48%	.54%	1.06%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$378	$384	$444	$358	$357	$174
Portfolio turnover rateE	16%G	27%	20%	25%	25%	62%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2036 Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.62	$62.01	$59.79	$55.11	$49.19	$48.91
Income from Investment Operations
Net investment income (loss)A	.645	.938	.907	.893	1.073	.880
Net realized and unrealized gain (loss)	1.385	(.057)	2.472	4.833	6.070	.445
Total from investment operations	2.030	.881	3.379	5.726	7.143	1.325
Distributions from net investment income	(.663)	(.934)	(.885)	(.868)	(1.042)	(.908)
Distributions from net realized gain	(.707)	(1.337)	(.274)	(.178)	(.181)	(.137)
Total distributions	(1.370)	(2.271)	(1.159)	(1.046)	(1.223)	(1.045)
Net asset value, end of period	$61.28	$60.62	$62.01	$59.79	$55.11	$49.19
Total ReturnB,C	3.41%	1.62%	5.70%	10.46%	14.74%	2.82%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.13%G	1.61%	1.48%	1.54%	2.05%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$8,416	$9,061	$9,298	$6,327	$3,904	$2,363
Portfolio turnover rateD	16%G	27%	20%	25%	25%	62%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2036 Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$60.71	$62.07	$59.83	$55.13	$49.18	$48.90
Income from Investment Operations
Net investment income (loss)A	.646	.940	.901	.869	1.108	.873
Net realized and unrealized gain (loss)	1.404	(.029)	2.498	4.877	6.065	.452
Total from investment operations	2.050	.911	3.399	5.746	7.173	1.325
Distributions from net investment income	(.663)	(.934)	(.885)	(.868)	(1.042)	(.908)
Distributions from net realized gain	(.707)	(1.337)	(.274)	(.178)	(.181)	(.137)
Total distributions	(1.370)	(2.271)	(1.159)	(1.046)	(1.223)	(1.045)
Net asset value, end of period	$61.39	$60.71	$62.07	$59.83	$55.13	$49.18
Total ReturnB	3.44%	1.67%	5.73%	10.49%	14.80%	2.82%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	- %F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %F	-%	-%	-%	-%	-%
Expenses net of all reductions	- %F	-%	-%	-%	-%	-%
Net investment income (loss)	2.13%F	1.61%	1.48%	1.54%	2.05%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$1	$1	$1	$1	$1	$1
Portfolio turnover rateC	16%F	27%	20%	25%	25%	62%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2038 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	16.7	16.7
Fidelity Series Broad Market Opportunities Fund	10.6	10.6
Fidelity Equity-Income Fund	9.2	9.3
Fidelity Advisor International Discovery Fund Class I	8.7	9.0
Fidelity Large Cap Stock Fund	6.9	6.9
Fidelity Advisor Mid Cap II Fund Class I	6.4	6.5
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	6.1	5.9
Fidelity Short-Term Bond Fund	6.1	5.9
Fidelity Series 100 Index Fund	6.0	6.0
Fidelity Blue Chip Growth Fund	6.0	6.0
	82.7	82.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	46.0%
International Equity Funds	8.7%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	12.2%

Six months ago
Domestic Equity Funds	46.2%
International Equity Funds	9.0%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.7%
Short-Term Funds	11.8%

Fidelity Income Replacement 2038 Fund℠

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 54.7%
	Shares	Value
Domestic Equity Funds - 46.0%
Fidelity Advisor Mid Cap II Fund Class I (a)	15,128	$299,980
Fidelity Blue Chip Growth Fund (a)	3,944	278,553
Fidelity Equity-Income Fund (a)	7,419	428,543
Fidelity Large Cap Stock Fund (a)	10,793	321,407
Fidelity Series 100 Index Fund (a)	18,898	278,553
Fidelity Series Broad Market Opportunities Fund (a)	30,421	492,825
Fidelity Series Small Cap Opportunities Fund (a)	3,041	42,854

TOTAL DOMESTIC EQUITY FUNDS		2,142,715

International Equity Funds - 8.7%
Fidelity Advisor International Discovery Fund Class I (a)	10,807	407,116
TOTAL EQUITY FUNDS
(Cost $1,944,635)		2,549,831

Fixed-Income Funds - 33.1%
High Yield Fixed-Income Funds - 5.2%
Fidelity Capital & Income Fund (a)	12,268	121,576
Fidelity Strategic Income Fund (a)	11,288	121,576

TOTAL HIGH YIELD FIXED-INCOME FUNDS		243,152

Investment Grade Fixed-Income Funds - 27.9%
Fidelity Government Income Fund (a)	25,532	259,921
Fidelity Strategic Real Return Fund (a)	29,469	259,921
Fidelity Total Bond Fund (a)	73,823	778,832

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,298,674

TOTAL FIXED-INCOME FUNDS
(Cost $1,525,614)		1,541,826

Short-Term Funds - 12.2%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47% (a)(b)	283,211	283,211
Fidelity Short-Term Bond Fund (a)	32,970	283,211
TOTAL SHORT-TERM FUNDS
(Cost $563,681)		566,422
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,033,930)		4,658,079
NET OTHER ASSETS (LIABILITIES) - 0.0%		(154)
NET ASSETS - 100%		$4,657,925

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$444,172	$36,543	$66,791	$6,904	$407,116
Fidelity Advisor Mid Cap II Fund Class I	321,454	22,738	57,031	1,440	299,980
Fidelity Blue Chip Growth Fund	298,599	22,152	47,417	618	278,553
Fidelity Capital & Income Fund	131,164	5,265	20,092	2,763	121,576
Fidelity Equity-Income Fund	459,077	22,001	78,963	6,403	428,543
Fidelity Government Income Fund	275,744	29,553	32,236	2,141	259,921
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	293,134	25,808	35,730	498	283,211
Fidelity Large Cap Stock Fund	344,308	12,205	63,070	2,965	321,407
Fidelity Series 100 Index Fund	298,599	13,249	42,632	6,417	278,553
Fidelity Series Broad Market Opportunities Fund	528,138	17,584	84,314	2,467	492,825
Fidelity Series Small Cap Opportunities Fund	45,709	2,597	9,327	217	42,854
Fidelity Short-Term Bond Fund	293,133	27,910	35,520	1,651	283,211
Fidelity Strategic Income Fund	131,164	7,465	17,014	2,189	121,576
Fidelity Strategic Real Return Fund	275,745	18,568	34,366	3,648	259,921
Fidelity Total Bond Fund	828,221	72,291	99,740	11,708	778,832
Total	$4,968,361	$335,929	$724,243	$52,029	$4,658,079

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2038 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $4,033,930) — See accompanying schedule		$4,658,079
Cash		2
Receivable for investments sold		32,249
Total assets		4,690,330
Liabilities
Payable for investments purchased	$32,250
Distribution and service plan fees payable	155
Total liabilities		32,405
Net Assets		$4,657,925
Net Assets consist of:
Paid in capital		$4,015,172
Undistributed net investment income		909
Accumulated undistributed net realized gain (loss) on investments		17,695
Net unrealized appreciation (depreciation) on investments		624,149
Net Assets		$4,657,925
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($6,474 ÷ 109.81 shares)		$58.96
Maximum offering price per share (100/94.25 of $58.96)		$62.56
Class T:
Net Asset Value and redemption price per share ($184,530 ÷ 3,132.57 shares)		$58.91
Maximum offering price per share (100/96.50 of $58.91)		$61.05
Class C:
Net Asset Value and offering price per share ($92,123 ÷ 1,573.27 shares)(a)		$58.56
Income Replacement 2038:
Net Asset Value, offering price and redemption price per share ($4,340,540 ÷ 73,655.45 shares)		$58.93
Class I:
Net Asset Value, offering price and redemption price per share ($34,258 ÷ 581.37 shares)		$58.93

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$52,029
Expenses
Distribution and service plan fees	$934
Independent trustees' fees and expenses	12
Total expenses before reductions	946
Expense reductions	(12)	934
Net investment income (loss)		51,095
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	15,339
Capital gain distributions from underlying funds	35,401
Total net realized gain (loss)		50,740
Change in net unrealized appreciation (depreciation) on underlying funds		62,692
Net gain (loss)		113,432
Net increase (decrease) in net assets resulting from operations		$164,527

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$51,095	$93,261
Net realized gain (loss)	50,740	62,002
Change in net unrealized appreciation (depreciation)	62,692	(142,555)
Net increase (decrease) in net assets resulting from operations	164,527	12,708
Distributions to shareholders from net investment income	(51,267)	(93,349)
Distributions to shareholders from net realized gain	(29,677)	(167,598)
Total distributions	(80,944)	(260,947)
Share transactions - net increase (decrease)	(393,856)	(1,464,806)
Total increase (decrease) in net assets	(310,273)	(1,713,045)
Net Assets
Beginning of period	4,968,198	6,681,243
End of period	$4,657,925	$4,968,198
Other Information
Undistributed net investment income end of period	$909	$1,081

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2038 Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$57.92	$59.57	$57.74	$54.44	$48.41	$48.19
Income from Investment Operations
Net investment income (loss)A	.574	.774	.718	.738	.953	.739
Net realized and unrealized gain (loss)	1.354	(.138)	2.463	4.763	6.186	.384
Total from investment operations	1.928	.636	3.181	5.501	7.139	1.123
Distributions from net investment income	(.527)	(.766)	(.712)	(.688)	(.909)	(.769)
Distributions from net realized gain	(.361)	(1.520)	(.639)	(1.513)	(.200)	(.134)
Total distributions	(.888)	(2.286)	(1.351)	(2.201)	(1.109)	(.903)
Net asset value, end of period	$58.96	$57.92	$59.57	$57.74	$54.44	$48.41
Total ReturnB,C,D	3.36%	1.27%	5.58%	10.39%	14.95%	2.44%
Ratios to Average Net AssetsE,F
Expenses before reductions	.24%G,H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.24%G,H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.24%G,H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.92%G	1.39%	1.22%	1.31%	1.85%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$6	$62	$172	$178	$121	$76
Portfolio turnover rate E	14%G	23%	41%	39%	49%	57%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2038 Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$57.90	$59.56	$57.74	$54.44	$48.40	$48.19
Income from Investment Operations
Net investment income (loss)A	.483	.635	.571	.599	.820	.624
Net realized and unrealized gain (loss)	1.376	(.140)	2.456	4.761	6.201	.367
Total from investment operations	1.859	.495	3.027	5.360	7.021	.991
Distributions from net investment income	(.488)	(.635)	(.568)	(.547)	(.781)	(.647)
Distributions from net realized gain	(.361)	(1.520)	(.639)	(1.513)	(.200)	(.134)
Total distributions	(.849)	(2.155)	(1.207)	(2.060)	(.981)	(.781)
Net asset value, end of period	$58.91	$57.90	$59.56	$57.74	$54.44	$48.40
Total ReturnB,C,D	3.24%	1.02%	5.30%	10.11%	14.69%	2.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.66%G	1.14%	.97%	1.07%	1.59%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$185	$183	$191	$190	$135	$105
Portfolio turnover rate E	14%G	23%	41%	39%	49%	57%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2038 Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$57.58	$59.30	$57.56	$54.33	$48.37	$48.17
Income from Investment Operations
Net investment income (loss)A	.336	.355	.276	.315	.561	.390
Net realized and unrealized gain (loss)	1.375	(.151)	2.444	4.755	6.186	.379
Total from investment operations	1.711	.204	2.720	5.070	6.747	.769
Distributions from net investment income	(.370)	(.404)	(.341)	(.327)	(.587)	(.435)
Distributions from net realized gain	(.361)	(1.520)	(.639)	(1.513)	(.200)	(.134)
Total distributions	(.731)	(1.924)	(.980)	(1.840)	(.787)	(.569)
Net asset value, end of period	$58.56	$57.58	$59.30	$57.56	$54.33	$48.37
Total ReturnB,C,D	3.00%	.50%	4.77%	9.57%	14.10%	1.67%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.16%G	.64%	.47%	.56%	1.09%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$92	$93	$104	$110	$84	$74
Portfolio turnover rate E	14%G	23%	41%	39%	49%	57%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2038 Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$57.92	$59.58	$57.75	$54.45	$48.41	$48.19
Income from Investment Operations
Net investment income (loss)A	.629	.915	.865	.881	1.076	.857
Net realized and unrealized gain (loss)	1.375	(.145)	2.464	4.759	6.200	.377
Total from investment operations	2.004	.770	3.329	5.640	7.276	1.234
Distributions from net investment income	(.633)	(.910)	(.860)	(.827)	(1.036)	(.880)
Distributions from net realized gain	(.361)	(1.520)	(.639)	(1.513)	(.200)	(.134)
Total distributions	(.994)	(2.430)	(1.499)	(2.340)	(1.236)	(1.014)
Net asset value, end of period	$58.93	$57.92	$59.58	$57.75	$54.45	$48.41
Total ReturnB,C	3.50%	1.52%	5.84%	10.66%	15.26%	2.68%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.16%G	1.64%	1.47%	1.56%	2.10%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$4,341	$4,597	$6,181	$6,017	$1,942	$1,811
Portfolio turnover rate D	14%G	23%	41%	39%	49%	57%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2038 Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$57.92	$59.58	$57.75	$54.45	$48.41	$48.19
Income from Investment Operations
Net investment income (loss)A	.628	.913	.865	.879	1.078	.857
Net realized and unrealized gain (loss)	1.376	(.143)	2.464	4.761	6.198	.377
Total from investment operations	2.004	.770	3.329	5.640	7.276	1.234
Distributions from net investment income	(.633)	(.910)	(.860)	(.827)	(1.036)	(.880)
Distributions from net realized gain	(.361)	(1.520)	(.639)	(1.513)	(.200)	(.134)
Total distributions	(.994)	(2.430)	(1.499)	(2.340)	(1.236)	(1.014)
Net asset value, end of period	$58.93	$57.92	$59.58	$57.75	$54.45	$48.41
Total ReturnB,C	3.50%	1.52%	5.84%	10.66%	15.26%	2.68%
Ratios to Average Net AssetsD,E
Expenses before reductions F	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.16%G	1.64%	1.47%	1.56%	2.10%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$34	$33	$34	$32	$29	$25
Portfolio turnover rate D	14%G	23%	41%	39%	49%	57%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2040 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	16.6	16.3
Fidelity Series Broad Market Opportunities Fund	10.8	10.8
Fidelity Advisor International Discovery Fund Class I	9.6	9.8
Fidelity Equity-Income Fund	9.4	9.4
Fidelity Large Cap Stock Fund	7.0	7.1
Fidelity Advisor Mid Cap II Fund Class I	6.5	6.6
Fidelity Series 100 Index Fund	6.1	6.1
Fidelity Blue Chip Growth Fund	6.1	6.1
Fidelity Strategic Real Return Fund	5.5	5.5
Fidelity Government Income Fund	5.5	5.5
	83.1	83.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	46.8%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.6%
Short-Term Funds	10.6%

Six months ago
Domestic Equity Funds	47.0%
International Equity Funds	9.8%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.3%
Short-Term Funds	10.4%

Fidelity Income Replacement 2040 Fund℠

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 56.4%
	Shares	Value
Domestic Equity Funds - 46.8%
Fidelity Advisor Mid Cap II Fund Class I (a)	30,356	$601,952
Fidelity Blue Chip Growth Fund (a)	7,925	559,678
Fidelity Equity-Income Fund (a)	14,893	860,195
Fidelity Large Cap Stock Fund (a)	21,664	645,146
Fidelity Series 100 Index Fund (a)	37,970	559,678
Fidelity Series Broad Market Opportunities Fund (a)	61,097	989,775
Fidelity Series Small Cap Opportunities Fund (a)	6,131	86,387

TOTAL DOMESTIC EQUITY FUNDS		4,302,811

International Equity Funds - 9.6%
Fidelity Advisor International Discovery Fund Class I (a)	23,323	878,575
TOTAL EQUITY FUNDS
(Cost $4,329,899)		5,181,386

Fixed-Income Funds - 33.0%
High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund (a)	25,317	250,890
Fidelity Strategic Income Fund (a)	23,295	250,890

TOTAL HIGH YIELD FIXED-INCOME FUNDS		501,780

Investment Grade Fixed-Income Funds - 27.6%
Fidelity Government Income Fund (a)	49,742	506,375
Fidelity Strategic Real Return Fund (a)	57,412	506,375
Fidelity Total Bond Fund (a)	144,080	1,520,043

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,532,793

TOTAL FIXED-INCOME FUNDS
(Cost $3,067,766)		3,034,573

Short-Term Funds - 10.6%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47% (a)(b)	487,076	487,076
Fidelity Short-Term Bond Fund (a)	56,703	487,076
TOTAL SHORT-TERM FUNDS
(Cost $973,517)		974,152
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $8,371,182)		9,190,111
NET OTHER ASSETS (LIABILITIES) - 0.0%		(481)
NET ASSETS - 100%		$9,189,630

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$955,013	$86,053	$147,934	$14,427	$878,575
Fidelity Advisor Mid Cap II Fund Class I	643,511	51,062	116,952	2,796	601,952
Fidelity Blue Chip Growth Fund	597,616	48,084	95,952	1,248	559,678
Fidelity Capital & Income Fund	269,513	13,366	42,650	5,636	250,890
Fidelity Equity-Income Fund	918,883	53,463	162,484	12,779	860,195
Fidelity Government Income Fund	533,167	61,815	63,497	4,115	506,375
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	506,801	44,053	63,779	847	487,076
Fidelity Large Cap Stock Fund	689,406	31,146	129,531	5,780	645,146
Fidelity Series 100 Index Fund	597,615	32,487	88,101	12,449	559,678
Fidelity Series Broad Market Opportunities Fund	1,056,569	44,263	171,476	4,789	989,775
Fidelity Series Small Cap Opportunities Fund	91,791	6,058	18,979	438	86,387
Fidelity Short-Term Bond Fund	506,801	47,721	63,530	2,807	487,076
Fidelity Strategic Income Fund	269,513	16,939	35,500	4,470	250,890
Fidelity Strategic Real Return Fund	533,167	41,120	67,589	7,082	506,375
Fidelity Total Bond Fund	1,595,591	165,374	199,197	22,448	1,520,043
Total	$9,764,957	$743,004	$1,467,151	$102,111	$9,190,111

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2040 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $8,371,182) — See accompanying schedule		$9,190,111
Receivable for investments sold		62,675
Total assets		9,252,786
Liabilities
Payable for investments purchased	$62,675
Distribution and service plan fees payable	481
Total liabilities		63,156
Net Assets		$9,189,630
Net Assets consist of:
Paid in capital		$8,353,148
Undistributed net investment income		1,754
Accumulated undistributed net realized gain (loss) on investments		15,799
Net unrealized appreciation (depreciation) on investments		818,929
Net Assets		$9,189,630
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($95,183 ÷ 1,583.23 shares)		$60.12
Maximum offering price per share (100/94.25 of $60.12)		$63.79
Class T:
Net Asset Value and redemption price per share ($747,618 ÷ 12,421.55 shares)		$60.19
Maximum offering price per share (100/96.50 of $60.19)		$62.37
Class C:
Net Asset Value and offering price per share ($178,738 ÷ 2,995.50 shares)(a)		$59.67
Income Replacement 2040:
Net Asset Value, offering price and redemption price per share ($8,166,214 ÷ 135,928.64 shares)		$60.08
Class I:
Net Asset Value, offering price and redemption price per share ($1,877 ÷ 31.24 shares)		$60.08

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$102,111
Expenses
Distribution and service plan fees	$2,857
Independent trustees' fees and expenses	22
Total expenses before reductions	2,879
Expense reductions	(22)	2,857
Net investment income (loss)		99,254
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,449)
Capital gain distributions from underlying funds	69,123
Total net realized gain (loss)		67,674
Change in net unrealized appreciation (depreciation) on underlying funds		150,751
Net gain (loss)		218,425
Net increase (decrease) in net assets resulting from operations		$317,679

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$99,254	$153,024
Net realized gain (loss)	67,674	137,577
Change in net unrealized appreciation (depreciation)	150,751	(166,274)
Net increase (decrease) in net assets resulting from operations	317,679	124,327
Distributions to shareholders from net investment income	(99,473)	(152,794)
Distributions to shareholders from net realized gain	(89,994)	(242,649)
Total distributions	(189,467)	(395,443)
Share transactions - net increase (decrease)	(703,070)	169,969
Total increase (decrease) in net assets	(574,858)	(101,147)
Net Assets
Beginning of period	9,764,488	9,865,635
End of period	$9,189,630	$9,764,488
Other Information
Undistributed net investment income end of period	$1,754	$1,973

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2040 Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.25	$60.93	$59.08	$54.91	$48.63	$48.44
Income from Investment Operations
Net investment income (loss)A	.571	.786	.748	.742	.927	.762
Net realized and unrealized gain (loss)	1.439	(.202)	2.585	5.022	6.538	.331
Total from investment operations	2.010	.584	3.333	5.764	7.465	1.093
Distributions from net investment income	(.585)	(.773)	(.742)	(.712)	(.933)	(.771)
Distributions from net realized gain	(.555)	(1.491)	(.741)	(.882)	(.252)	(.132)
Total distributions	(1.140)	(2.264)	(1.483)	(1.594)	(1.185)	(.903)
Net asset value, end of period	$60.12	$59.25	$60.93	$59.08	$54.91	$48.63
Total ReturnB,C	3.44%	1.16%	5.72%	10.68%	15.58%	2.36%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%F	.25%	.25%	.25%	.24%G	.25%
Expenses net of fee waivers, if any	.25%F	.25%	.25%	.25%	.24%G	.25%
Expenses net of all reductions	.25%F	.25%	.25%	.25%	.24%G	.25%
Net investment income (loss)	1.93%F	1.38%	1.25%	1.28%	1.79%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$95	$92	$109	$109	$10	$7
Portfolio turnover rateD	16%F	29%	31%	34%	30%	63%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2040 Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.31	$61.00	$59.15	$55.00	$48.61	$48.43
Income from Investment Operations
Net investment income (loss)A	.497	.642	.599	.605	.781	.649
Net realized and unrealized gain (loss)	1.447	(.205)	2.586	5.021	6.563	.312
Total from investment operations	1.944	.437	3.185	5.626	7.344	.961
Distributions from net investment income	(.509)	(.636)	(.594)	(.594)	(.702)	(.649)
Distributions from net realized gain	(.555)	(1.491)	(.741)	(.882)	(.252)	(.132)
Total distributions	(1.064)	(2.127)	(1.335)	(1.476)	(.954)	(.781)
Net asset value, end of period	$60.19	$59.31	$61.00	$59.15	$55.00	$48.61
Total ReturnB,C,D	3.33%	.90%	5.45%	10.40%	15.30%	2.08%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.49%H	.50%	.50%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.49%H	.50%	.50%
Expenses net of all reductions	.50%G	.50%	.50%	.49%H	.50%	.50%
Net investment income (loss)	1.68%G	1.13%	1.00%	1.04%	1.53%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$748	$752	$544	$451	$10	$51
Portfolio turnover rateE	16%G	29%	31%	34%	30%	63%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2040 Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.84	$60.60	$58.82	$54.75	$48.55	$48.42
Income from Investment Operations
Net investment income (loss)A	.346	.357	.296	.304	.532	.415
Net realized and unrealized gain (loss)	1.433	(.216)	2.580	5.003	6.524	.310
Total from investment operations	1.779	.141	2.876	5.307	7.056	.725
Distributions from net investment income	(.394)	(.410)	(.355)	(.355)	(.604)	(.463)
Distributions from net realized gain	(.555)	(1.491)	(.741)	(.882)	(.252)	(.132)
Total distributions	(.949)	(1.901)	(1.096)	(1.237)	(.856)	(.595)
Net asset value, end of period	$59.67	$58.84	$60.60	$58.82	$54.75	$48.55
Total ReturnB,C,D	3.07%	.39%	4.94%	9.84%	14.71%	1.57%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.18%G	.63%	.49%	.53%	1.03%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$179	$175	$177	$205	$154	$107
Portfolio turnover rateE	16%G	29%	31%	34%	30%	63%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2040 Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.21	$60.89	$59.04	$54.87	$48.59	$48.42
Income from Investment Operations
Net investment income (loss)A	.645	.928	.898	.880	1.051	.885
Net realized and unrealized gain (loss)	1.438	(.202)	2.584	5.027	6.531	.317
Total from investment operations	2.083	.726	3.482	5.907	7.582	1.202
Distributions from net investment income	(.658)	(.915)	(.891)	(.855)	(1.050)	(.900)
Distributions from net realized gain	(.555)	(1.491)	(.741)	(.882)	(.252)	(.132)
Total distributions	(1.213)	(2.406)	(1.632)	(1.737)	(1.302)	(1.032)
Net asset value, end of period	$60.08	$59.21	$60.89	$59.04	$54.87	$48.59
Total ReturnB,C	3.57%	1.41%	5.98%	10.97%	15.86%	2.60%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.18%G	1.63%	1.50%	1.53%	2.03%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$8,166	$8,744	$9,019	$7,882	$3,925	$2,462
Portfolio turnover rateD	16%G	29%	31%	34%	30%	63%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2040 Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.21	$60.89	$59.04	$54.88	$48.59	$48.43
Income from Investment Operations
Net investment income (loss)A	.642	.929	.897	.887	1.040	.865
Net realized and unrealized gain (loss)	1.441	(.203)	2.585	5.010	6.552	.327
Total from investment operations	2.083	.726	3.482	5.897	7.592	1.192
Distributions from net investment income	(.658)	(.915)	(.891)	(.855)	(1.050)	(.900)
Distributions from net realized gain	(.555)	(1.491)	(.741)	(.882)	(.252)	(.132)
Total distributions	(1.213)	(2.406)	(1.632)	(1.737)	(1.302)	(1.032)
Net asset value, end of period	$60.08	$59.21	$60.89	$59.04	$54.88	$48.59
Total ReturnB	3.57%	1.41%	5.98%	10.95%	15.88%	2.58%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	- %F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %F	-%	-%	-%	-%	-%
Expenses net of all reductions	- %F	-%	-%	-%	-%	-%
Net investment income (loss)	2.18%F	1.63%	1.50%	1.53%	2.03%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$2	$2	$18	$17	$2	$2
Portfolio turnover rateC	16%F	29%	31%	34%	30%	63%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2042 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	16.0	16.0
Fidelity Series Broad Market Opportunities Fund	11.0	11.1
Fidelity Advisor International Discovery Fund Class I	10.5	10.7
Fidelity Equity-Income Fund	9.5	9.6
Fidelity Large Cap Stock Fund	7.2	7.2
Fidelity Advisor Mid Cap II Fund Class I	6.7	6.7
Fidelity Series 100 Index Fund	6.2	6.2
Fidelity Blue Chip Growth Fund	6.2	6.2
Fidelity Strategic Real Return Fund	5.4	5.3
Fidelity Government Income Fund	5.3	5.3
	84.0	84.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	47.7%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	9.4%

Six months ago
Domestic Equity Funds	48.0%
International Equity Funds	10.7%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.6%
Short-Term Funds	8.9%

Fidelity Income Replacement 2042 Fund℠

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 58.2%
	Shares	Value
Domestic Equity Funds - 47.7%
Fidelity Advisor Mid Cap II Fund Class I (a)	93,001	$1,844,206
Fidelity Blue Chip Growth Fund (a)	24,238	1,711,688
Fidelity Equity-Income Fund (a)	45,599	2,633,791
Fidelity Large Cap Stock Fund (a)	66,378	1,976,724
Fidelity Series 100 Index Fund (a)	116,125	1,711,688
Fidelity Series Broad Market Opportunities Fund (a)	187,120	3,031,344
Fidelity Series Small Cap Opportunities Fund (a)	18,614	262,275

TOTAL DOMESTIC EQUITY FUNDS		13,171,716

International Equity Funds - 10.5%
Fidelity Advisor International Discovery Fund Class I (a)	76,587	2,885,023
TOTAL EQUITY FUNDS
(Cost $12,804,482)		16,056,739

Fixed-Income Funds - 32.4%
High Yield Fixed-Income Funds - 5.7%
Fidelity Capital & Income Fund (a)	79,954	792,343
Fidelity Strategic Income Fund (a)	73,570	792,344

TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,584,687

Investment Grade Fixed-Income Funds - 26.7%
Fidelity Government Income Fund (a)	144,819	1,474,258
Fidelity Strategic Real Return Fund (a)	167,150	1,474,260
Fidelity Total Bond Fund (a)	418,697	4,417,250

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		7,365,768

TOTAL FIXED-INCOME FUNDS
(Cost $8,959,937)		8,950,455

Short-Term Funds - 9.4%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47% (a)(b)	1,300,330	1,300,330
Fidelity Short-Term Bond Fund (a)	151,377	1,300,329
TOTAL SHORT-TERM FUNDS
(Cost $2,598,150)		2,600,659
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $24,362,569)		27,607,853
NET OTHER ASSETS (LIABILITIES) - 0.0%		(707)
NET ASSETS - 100%		$27,607,146

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$3,139,114	$290,616	$495,304	$49,044	$2,885,023
Fidelity Advisor Mid Cap II Fund Class I	1,973,325	159,490	367,902	8,870	1,844,206
Fidelity Blue Chip Growth Fund	1,832,373	152,339	304,829	3,859	1,711,688
Fidelity Capital & Income Fund	851,585	43,014	136,483	18,187	792,343
Fidelity Equity-Income Fund	2,819,036	176,718	524,570	39,744	2,633,791
Fidelity Government Income Fund	1,562,216	186,217	199,038	12,267	1,474,258
Fidelity Investments Money Market Government Portfolio Institutional Class 0.47%	1,309,677	162,266	171,613	2,279	1,300,330
Fidelity Large Cap Stock Fund	2,114,277	104,285	414,179	18,394	1,976,724
Fidelity Series 100 Index Fund	1,832,373	106,827	285,032	39,431	1,711,688
Fidelity Series Broad Market Opportunities Fund	3,241,891	136,229	540,390	15,202	3,031,344
Fidelity Series Small Cap Opportunities Fund	281,904	15,927	59,746	1,362	262,275
Fidelity Short-Term Bond Fund	1,309,677	171,851	170,647	7,562	1,300,329
Fidelity Strategic Income Fund	851,585	58,677	117,413	14,409	792,344
Fidelity Strategic Real Return Fund	1,562,216	122,076	209,847	20,919	1,474,260
Fidelity Total Bond Fund	4,683,712	487,475	628,413	67,013	4,417,250
Total	$29,364,961	$2,374,007	$4,625,406	$318,542	$27,607,853

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Income Replacement 2042 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $24,362,569) — See accompanying schedule		$27,607,853
Receivable for investments sold		200,575
Receivable for fund shares sold		387
Total assets		27,808,815
Liabilities
Payable for investments purchased	$197,971
Payable for fund shares redeemed	3,010
Distribution and service plan fees payable	688
Total liabilities		201,669
Net Assets		$27,607,146
Net Assets consist of:
Paid in capital		$24,276,985
Undistributed net investment income		5,156
Accumulated undistributed net realized gain (loss) on investments		79,721
Net unrealized appreciation (depreciation) on investments		3,245,284
Net Assets		$27,607,146
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($554,402 ÷ 9,207.50 shares)		$60.21
Maximum offering price per share (100/94.25 of $60.21)		$63.88
Class T:
Net Asset Value and redemption price per share ($481,296 ÷ 7,990.70 shares)		$60.23
Maximum offering price per share (100/96.50 of $60.23)		$62.41
Class C:
Net Asset Value and offering price per share ($444,866 ÷ 7,434.10 shares)(a)		$59.84
Income Replacement 2042:
Net Asset Value, offering price and redemption price per share ($26,053,134 ÷ 432,531.20 shares)		$60.23
Class I:
Net Asset Value, offering price and redemption price per share ($73,448 ÷ 1,219.40 shares)		$60.23

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$318,542
Expenses
Distribution and service plan fees	$4,197
Independent trustees' fees and expenses	63
Total expenses before reductions	4,260
Expense reductions	(63)	4,197
Net investment income (loss)		314,345
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	76,641
Capital gain distributions from underlying funds	217,266
Total net realized gain (loss)		293,907
Change in net unrealized appreciation (depreciation) on underlying funds		417,648
Net gain (loss)		711,555
Net increase (decrease) in net assets resulting from operations		$1,025,900

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$314,345	$485,731
Net realized gain (loss)	293,907	286,914
Change in net unrealized appreciation (depreciation)	417,648	(732,245)
Net increase (decrease) in net assets resulting from operations	1,025,900	40,400
Distributions to shareholders from net investment income	(315,208)	(486,226)
Distributions to shareholders from net realized gain	(227,253)	(866,030)
Total distributions	(542,461)	(1,352,256)
Share transactions - net increase (decrease)	(2,240,545)	(5,332,017)
Total increase (decrease) in net assets	(1,757,106)	(6,643,873)
Net Assets
Beginning of period	29,364,252	36,008,125
End of period	$27,607,146	$29,364,252
Other Information
Undistributed net investment income end of period	$5,156	$6,019

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2042 Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.20	$61.04	$59.16	$55.32	$48.66	$48.52
Income from Investment Operations
Net investment income (loss)A	.582	.798	.756	.755	.977	.782
Net realized and unrealized gain (loss)	1.480	(.292)	2.687	5.194	6.833	.281
Total from investment operations	2.062	.506	3.443	5.949	7.810	1.063
Distributions from net investment income	(.584)	(.802)	(.750)	(.747)	(.973)	(.791)
Distributions from net realized gain	(.468)	(1.544)	(.813)	(1.362)	(.177)	(.132)
Total distributions	(1.052)	(2.346)	(1.563)	(2.109)	(1.150)	(.923)
Net asset value, end of period	$60.21	$59.20	$61.04	$59.16	$55.32	$48.66
Total ReturnB,C,D	3.53%	1.03%	5.90%	11.01%	16.28%	2.30%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.96%G	1.40%	1.26%	1.30%	1.86%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$554	$536	$636	$565	$70	$20
Portfolio turnover rateE	17%G	29%	39%	16%	34%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2042 Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.21	$61.05	$59.18	$55.33	$48.67	$48.53
Income from Investment Operations
Net investment income (loss)A	.508	.655	.605	.605	.836	.660
Net realized and unrealized gain (loss)	1.488	(.294)	2.677	5.216	6.839	.287
Total from investment operations	1.996	.361	3.282	5.821	7.675	.947
Distributions from net investment income	(.508)	(.657)	(.599)	(.609)	(.838)	(.675)
Distributions from net realized gain	(.468)	(1.544)	(.813)	(1.362)	(.177)	(.132)
Total distributions	(.976)	(2.201)	(1.412)	(1.971)	(1.015)	(.807)
Net asset value, end of period	$60.23	$59.21	$61.05	$59.18	$55.33	$48.67
Total ReturnB,C,D	3.41%	.78%	5.62%	10.77%	15.98%	2.05%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.71%G	1.15%	1.01%	1.05%	1.61%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$481	$479	$543	$482	$153	$132
Portfolio turnover rateE	17%G	29%	39%	16%	34%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2042 Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.87	$60.79	$59.00	$55.21	$48.64	$48.52
Income from Investment Operations
Net investment income (loss)A	.358	.368	.306	.317	.582	.427
Net realized and unrealized gain (loss)	1.471	(.293)	2.673	5.194	6.821	.290
Total from investment operations	1.829	.075	2.979	5.511	7.403	.717
Distributions from net investment income	(.391)	(.451)	(.376)	(.359)	(.656)	(.465)
Distributions from net realized gain	(.468)	(1.544)	(.813)	(1.362)	(.177)	(.132)
Total distributions	(.859)	(1.995)	(1.189)	(1.721)	(.833)	(.597)
Net asset value, end of period	$59.84	$58.87	$60.79	$59.00	$55.21	$48.64
Total ReturnB,C,D	3.14%	.28%	5.11%	10.19%	15.40%	1.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.00%	1.00%	1.00%	.99%H	1.00%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	1.00%	.99%H	1.00%
Expenses net of all reductions	1.00%G	1.00%	1.00%	1.00%	.99%H	1.00%
Net investment income (loss)	1.21%G	.65%	.51%	.55%	1.12%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$445	$498	$594	$366	$97	$24
Portfolio turnover rateE	17%G	29%	39%	16%	34%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuations of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2042 Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.22	$61.06	$59.18	$55.32	$48.65	$48.51
Income from Investment Operations
Net investment income (loss)A	.657	.941	.906	.896	1.099	.897
Net realized and unrealized gain (loss)	1.480	(.293)	2.687	5.202	6.837	.284
Total from investment operations	2.137	.648	3.593	6.098	7.936	1.181
Distributions from net investment income	(.659)	(.944)	(.900)	(.876)	(1.089)	(.909)
Distributions from net realized gain	(.468)	(1.544)	(.813)	(1.362)	(.177)	(.132)
Total distributions	(1.127)	(2.488)	(1.713)	(2.238)	(1.266)	(1.041)
Net asset value, end of period	$60.23	$59.22	$61.06	$59.18	$55.32	$48.65
Total ReturnB,C	3.66%	1.29%	6.17%	11.30%	16.57%	2.56%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.21%G	1.65%	1.51%	1.55%	2.11%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$26,053	$27,774	$34,087	$32,313	$13,862	$7,139
Portfolio turnover rateD	17%G	29%	39%	16%	34%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Income Replacement 2042 Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.21	$61.06	$59.18	$55.31	$48.64	$48.51
Income from Investment Operations
Net investment income (loss)A	.657	.943	.906	.897	1.095	.896
Net realized and unrealized gain (loss)	1.490	(.305)	2.687	5.211	6.841	.275
Total from investment operations	2.147	.638	3.593	6.108	7.936	1.171
Distributions from net investment income	(.659)	(.944)	(.900)	(.876)	(1.089)	(.909)
Distributions from net realized gain	(.468)	(1.544)	(.813)	(1.362)	(.177)	(.132)
Total distributions	(1.127)	(2.488)	(1.713)	(2.238)	(1.266)	(1.041)
Net asset value, end of period	$60.23	$59.21	$61.06	$59.18	$55.31	$48.64
Total ReturnB,C	3.68%	1.27%	6.17%	11.32%	16.57%	2.54%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.21%G	1.65%	1.51%	1.55%	2.11%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$73	$78	$148	$109	$30	$26
Portfolio turnover rateD	17%G	29%	39%	16%	34%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2017

1. Organization.

Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund is closed to new accounts and additional purchases, except for reinvestments, effective after the close of business on the dates listed below. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class.

Class A, Class T, Class C and Class I Shares	Date Closed
Income Replacement 2018 Fund	May 30, 2014
All Other Funds	January 29, 2016

Income Replacement Shares	Date Closed
All Funds	January 31, 2017

In March 2017 the Board of Trustees approved a change in the name of Class T to Class M effective after the close of business on March 24, 2017.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Distributions from the Underlying Funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Income Replacement 2018 Fund	$5,254,498	$100,472	$(2,774)	$97,698
Fidelity Income Replacement 2020 Fund	9,557,464	592,182	(57,940)	534,242
Fidelity Income Replacement 2022 Fund	12,470,908	663,884	(134,236)	529,648
Fidelity Income Replacement 2024 Fund	9,763,253	551,701	(99,137)	452,564
Fidelity Income Replacement 2026 Fund	10,763,870	537,042	(83,724)	453,318
Fidelity Income Replacement 2028 Fund	23,042,813	1,784,538	(201,003)	1,583,535
Fidelity Income Replacement 2030 Fund	12,304,109	1,262,350	(84,482)	1,177,868
Fidelity Income Replacement 2032 Fund	6,525,604	868,666	(68,861)	799,805
Fidelity Income Replacement 2034 Fund	5,857,806	898,432	(32,545)	865,887
Fidelity Income Replacement 2036 Fund	9,074,037	869,946	(103,236)	766,710
Fidelity Income Replacement 2038 Fund	4,049,333	629,482	(20,736)	608,746
Fidelity Income Replacement 2040 Fund	8,402,018	865,787	(77,694)	788,093
Fidelity Income Replacement 2042 Fund	24,485,179	3,280,018	(157,344)	3,122,674

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	2019	Total with expiration
Fidelity Income Replacement 2018 Fund	$(32,634)	$(37,212)	$(69,846)
Fidelity Income Replacement 2022 Fund	(8,036)	(74,118)	(82,154)
Fidelity Income Replacement 2026 Fund	(47,905)	–	(47,905)

Due to large redemptions or subscriptions in a prior period, $47,905 of capital losses that will be available to offset future capital gains of Fidelity Income Replacement 2026 will be limited to approximately $28,019 per year.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2018 Fund	1,931,927	1,474,409
Fidelity Income Replacement 2020 Fund	2,068,409	1,776,627
Fidelity Income Replacement 2022 Fund	1,366,225	2,150,192
Fidelity Income Replacement 2024 Fund	2,602,244	1,744,901
Fidelity Income Replacement 2026 Fund	3,890,054	1,144,481
Fidelity Income Replacement 2028 Fund	1,753,026	6,925,165
Fidelity Income Replacement 2030 Fund	1,162,191	2,063,598
Fidelity Income Replacement 2032 Fund	680,996	839,882
Fidelity Income Replacement 2034 Fund	472,277	1,591,602
Fidelity Income Replacement 2036 Fund	794,403	2,089,656
Fidelity Income Replacement 2038 Fund	335,929	724,243
Fidelity Income Replacement 2040 Fund	743,004	1,467,151
Fidelity Income Replacement 2042 Fund	2,374,007	4,625,406

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$583	$–
Class T	.25%	.25%	584	–
Class C	.75%	.25%	1,545	–
			$2,712	$–
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$1,414	$125
Class T	.25%	.25%	474	–
Class C	.75%	.25%	3,895	48
			$5,783	$173
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$365	$–
Class T	.25%	.25%	214	2
Class C	.75%	.25%	289	–
			$868	$2
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$236	$–
Class T	.25%	.25%	374	18
Class C	.75%	.25%	764	–
			$1,374	$18
Fidelity Income Replacement 2026 Fund
Class A	-%	.25%	$711	$–
Class T	.25%	.25%	754	16
Class C	.75%	.25%	1,257	402
			$2,722	$418
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$568	$–
Class T	.25%	.25%	1,020	–
Class C	.75%	.25%	1,016	19
			$2,604	$19
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$171	$–
Class T	.25%	.25%	40	18
Class C	.75%	.25%	995	190
			$1,206	$208
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$467	$–
Class T	.25%	.25%	115	52
Class C	.75%	.25%	624	55
			$1,206	$107
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$344	$10
Class T	.25%	.25%	192	60
Class C	.75%	.25%	724	65
			$1,260	$135
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$621	$–
Class T	.25%	.25%	2,270	–
Class C	.75%	.25%	1,896	–
			$4,787	$–
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$18	$1
Class T	.25%	.25%	456	14
Class C	.75%	.25%	460	5
			$934	$20
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$116	$4
Class T	.25%	.25%	1,864	10
Class C	.75%	.25%	877	–
			$2,857	$14
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$676	$–
Class T	.25%	.25%	1,201	10
Class C	.75%	.25%	2,320	96
			$4,197	$106

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares. For the period, there were no sales charge amounts retained by FDC.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service plan fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement(a)
Fidelity Income Replacement 2018 Fund	$12
Fidelity Income Replacement 2020 Fund	22
Fidelity Income Replacement 2022 Fund	31
Fidelity Income Replacement 2024 Fund	23
Fidelity Income Replacement 2026 Fund	21
Fidelity Income Replacement 2028 Fund	62
Fidelity Income Replacement 2030 Fund	31
Fidelity Income Replacement 2032 Fund	17
Fidelity Income Replacement 2034 Fund	18
Fidelity Income Replacement 2036 Fund	24
Fidelity Income Replacement 2038 Fund	12
Fidelity Income Replacement 2040 Fund	22
Fidelity Income Replacement 2042 Fund	63

 (a) Represents total amount reimbursed to the Fund. Each class has received a pro-rata allocation of reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2017	Year ended July 31, 2016
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$1,264	$3,571
Class T	335	1,333
Class C	77	653
Income Replacement 2018	14,804	38,034
Class I	813	2,415
Total	$17,293	$46,006
From net realized gain
Class A	$–	$235
Class T	–	140
Class C	–	217
Income Replacement 2018	–	1,759
Class I	–	118
Total	$–	$2,469
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$6,709	$13,988
Class T	888	1,870
Class C	1,831	4,242
Income Replacement 2020	57,036	95,316
Class I	482	2,119
Total	$66,946	$117,535
From net realized gain
Class A	$9,654	$23,499
Class T	1,623	4,347
Class C	6,756	18,056
Income Replacement 2020	65,972	141,250
Class I	582	4,068
Total	$84,587	$191,220
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$2,356	$4,847
Class T	563	938
Class C	$253	$337
Income Replacement 2022	119,845	214,082
Class I	916	1,666
Total	$123,933	$221,870
From net realized gain
Class A	$331	$375
Class T	97	78
Class C	66	52
Income Replacement 2022	14,332	12,274
Class I	103	78
Total	$14,929	$12,857
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$1,564	$4,661
Class T	1,040	2,666
Class C	710	949
Income Replacement 2024	93,840	141,578
Class I	508	915
Total	$97,662	$150,769
From net realized gain
Class A	$575	$7,591
Class T	454	5,214
Class C	467	2,769
Income Replacement 2024	30,188	151,262
Class I	162	1,012
Total	$31,846	$167,848
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$4,828	$8,571
Class T	2,192	3,397
Class C	1,292	1,628
Income Replacement 2026	82,923	112,093
Class I	300	478
Total	$91,535	$126,167
From net realized gain
Class A	$3,090	$7,102
Class T	1,636	3,213
Class C	1,365	1,456
Income Replacement 2026	42,050	67,136
Class I	165	310
Total	$48,306	$79,217
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$3,751	$10,860
Class T	2,967	4,711
Class C	1,114	1,570
Income Replacement 2028	268,137	458,398
Class I	598	1,058
Total	$276,567	$476,597
From net realized gain
Class A	$2,747	$14,148
Class T	2,461	7,542
Class C	1,197	3,748
Income Replacement 2028	158,149	449,213
Class I	359	4,219
Total	$164,913	$478,870
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$1,254	$3,026
Class T	129	213
Class C	1,138	2,244
Income Replacement 2030	135,107	242,309
Class I	324	491
Total	$137,952	$248,283
From net realized gain
Class A	$1,079	$6,194
Class T	126	482
Class C	1,579	7,690
Income Replacement 2030	104,750	373,301
Class I	244	716
Total	$107,778	$388,383
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$3,504	$5,451
Class T	248	931
Class C	742	878
Income Replacement 2032	71,138	113,077
Class I	604	896
Total	$76,236	$121,233
From net realized gain
Class A	$4,415	$10,055
Class T	583	1,736
Class C	1,484	3,229
Income Replacement 2032	80,413	181,970
Class I	671	1,382
Total	$87,566	$198,372
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$2,587	$3,762
Class T	324	1,059
Class C	896	1,019
Income Replacement 2034	67,901	133,102
Class I	2,522	3,598
Total	$74,230	$142,540
From net realized gain
Class A	$1,036	$7,727
Class T	157	2,643
Class C	553	3,553
Income Replacement 2034	24,070	239,145
Class I	888	5,942
Total	$26,704	$259,010
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$4,797	$5,910
Class T	5,382	11,291
Class C	2,393	2,752
Income Replacement 2036	90,833	140,284
Class I	9	12
Total	$103,414	$160,249
From net realized gain
Class A	$5,776	$9,270
Class T	11,903	23,460
Class C	$4,463	$9,451
Income Replacement 2036	95,960	196,785
Class I	9	18
Total	$118,111	$238,984
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$58	$2,058
Class T	1,532	2,046
Class C	581	658
Income Replacement 2038	48,731	88,056
Class I	365	531
Total	$51,267	$93,349
From net realized gain
Class A	$39	$4,456
Class T	1,133	4,851
Class C	573	2,624
Income Replacement 2038	27,725	154,785
Class I	207	882
Total	$29,677	$167,598
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$919	$1,339
Class T	6,359	7,925
Class C	1,176	1,221
Income Replacement 2040	90,999	142,075
Class I	20	234
Total	$99,473	$152,794
From net realized gain
Class A	$864	$2,644
Class T	6,984	14,410
Class C	1,647	4,357
Income Replacement 2040	80,482	220,792
Class I	17	446
Total	$89,994	$242,649
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$5,333	$7,358
Class T	4,112	5,372
Class C	2,903	3,593
Income Replacement 2042	302,064	468,262
Class I	796	1,641
Total	$315,208	$486,226
From net realized gain
Class A	$4,246	$15,912
Class T	3,780	12,399
Class C	3,773	10,559
Income Replacement 2042	214,892	824,194
Class I	562	2,966
Total	$227,253	$866,030

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2017	Year ended July 31, 2016	Six months ended January 31, 2017	Year ended July 31, 2016
Fidelity Income Replacement 2018 Fund
Class A
Reinvestment of distributions	18	52	$1,007	$2,825
Shares redeemed	(711)	(1,596)	(39,132)	(86,858)
Net increase (decrease)	(693)	(1,544)	$(38,125)	$(84,033)
Class T
Reinvestment of distributions	5	24	$299	$1,289
Shares redeemed	(820)	(1,843)	(45,102)	(100,365)
Net increase (decrease)	(815)	(1,819)	$(44,803)	$(99,076)
Class C
Reinvestment of distributions	1	15	$73	$834
Shares redeemed	(485)	(4,723)	(26,526)	(256,297)
Net increase (decrease)	(484)	(4,708)	$(26,453)	$(255,463)
Income Replacement 2018
Shares sold	27,090	39,457	$1,491,288	$2,136,458
Reinvestment of distributions	165	364	9,105	19,788
Shares redeemed	(16,425)	(51,798)	(904,316)	(2,824,986)
Net increase (decrease)	10,830	(11,977)	$596,077	$(668,740)
Class I
Reinvestment of distributions	15	47	$813	$2,532
Shares redeemed	(637)	(1,275)	(35,091)	(69,482)
Net increase (decrease)	(622)	(1,228)	$(34,278)	$(66,950)
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	–	5,720	$–	$309,005
Reinvestment of distributions	259	582	14,216	31,434
Shares redeemed	(1,893)	(4,418)	(104,299)	(239,085)
Net increase (decrease)	(1,634)	1,884	$(90,083)	$101,354
Class T
Reinvestment of distributions	44	110	$2,406	$5,956
Shares redeemed	(98)	(281)	(5,337)	(15,161)
Net increase (decrease)	(54)	(171)	$(2,931)	$(9,205)
Class C
Shares sold	–	2,368	$–	$127,731
Reinvestment of distributions	152	403	8,327	21,674
Shares redeemed	(1,488)	(2,159)	(81,738)	(116,978)
Net increase (decrease)	(1,336)	612	$(73,411)	$32,427
Income Replacement 2020
Shares sold	24,046	69,087	$1,320,474	$3,758,117
Reinvestment of distributions	1,625	3,337	89,083	180,346
Shares redeemed	(16,265)	(52,032)	(893,230)	(2,823,179)
Net increase (decrease)	9,406	20,392	$516,327	$1,115,284
Class I
Reinvestment of distributions	19	115	$1,064	$6,187
Shares redeemed	(98)	(2,256)	(5,399)	(121,655)
Net increase (decrease)	(79)	(2,141)	$(4,335)	$(115,468)
Fidelity Income Replacement 2022 Fund
Class A
Reinvestment of distributions	39	78	$2,322	$4,469
Shares redeemed	(51)	(2,485)	(3,020)	(138,398)
Net increase (decrease)	(12)	(2,407)	$(698)	$(133,929)
Class T
Reinvestment of distributions	11	18	$660	$1,017
Shares redeemed	(99)	(90)	(5,861)	(5,200)
Net increase (decrease)	(88)	(72)	$(5,201)	$(4,183)
Class C
Reinvestment of distributions	3	4	$163	$206
Shares redeemed	–	(46)	–	(2,674)
Net increase (decrease)	3	(42)	$163	$(2,468)
Income Replacement 2022
Shares sold	13,088	51,218	$771,337	$2,896,526
Reinvestment of distributions	1,501	2,543	88,273	145,507
Shares redeemed	(27,916)	(72,020)	(1,644,447)	(4,099,618)
Net increase (decrease)	(13,327)	(18,259)	$(784,837)	$(1,057,585)
Class I
Shares sold	–	685	$–	$37,829
Reinvestment of distributions	17	30	1,019	1,744
Shares redeemed	(703)	(19)	(41,556)	(1,106)
Net increase (decrease)	(686)	696	$(40,537)	$38,467
Fidelity Income Replacement 2024 Fund
Class A
Reinvestment of distributions	26	194	$1,500	$10,972
Shares redeemed	(52)	(4,831)	(3,027)	(271,160)
Net increase (decrease)	(26)	(4,637)	$(1,527)	$(260,188)
Class T
Reinvestment of distributions	12	116	$712	$6,575
Shares redeemed	(144)	(3,141)	(8,441)	(175,892)
Net increase (decrease)	(132)	(3,025)	$(7,729)	$(169,317)
Class C
Reinvestment of distributions	20	66	$1,177	$3,718
Shares redeemed	(172)	(191)	(10,096)	(10,917)
Net increase (decrease)	(152)	(125)	$(8,919)	$(7,199)
Income Replacement 2024
Shares sold	38,794	49,373	$2,278,635	$2,825,155
Reinvestment of distributions	1,467	4,112	85,864	233,011
Shares redeemed	(25,763)	(58,308)	(1,514,021)	(3,311,153)
Net increase (decrease)	14,498	(4,823)	$850,478	$(252,987)
Class I
Reinvestment of distributions	6	20	$360	$1,130
Shares redeemed	–	(254)	–	(14,566)
Net increase (decrease)	6	(234)	$360	$(13,436)
Fidelity Income Replacement 2026 Fund
Class A
Reinvestment of distributions	123	254	$7,356	$14,755
Shares redeemed	(485)	(2,683)	(29,141)	(151,495)
Net increase (decrease)	(362)	(2,429)	$(21,785)	$(136,740)
Class T
Shares sold	–	100	$–	$5,894
Reinvestment of distributions	64	114	3,828	6,610
Shares redeemed	(249)	(516)	(15,000)	(30,000)
Net increase (decrease)	(185)	(302)	$(11,172)	$(17,496)
Class C
Shares sold	–	2,995	$–	$174,801
Reinvestment of distributions	45	53	$2,657	$3,084
Shares redeemed	(1)	(296)	(35)	(17,012)
Net increase (decrease)	44	2,752	$2,622	$160,873
Income Replacement 2026
Shares sold	60,758	55,773	$3,652,284	$3,236,571
Reinvestment of distributions	1,457	2,321	87,524	134,899
Shares redeemed	(16,179)	(40,225)	(975,435)	(2,349,933)
Net increase (decrease)	46,036	17,869	$2,764,373	$1,021,537
Class I
Reinvestment of distributions	7	14	$465	$787
Shares redeemed	–	(27)	–	(1,478)
Net increase (decrease)	7	(13)	$465	$(691)
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	–	5,853	$–	$346,051
Reinvestment of distributions	107	426	6,498	25,007
Shares redeemed	(2,079)	(11,648)	(127,135)	(660,057)
Net increase (decrease)	(1,972)	(5,369)	$(120,637)	$(288,999)
Class T
Shares sold	–	1,673	$–	$98,478
Reinvestment of distributions	67	176	4,065	10,305
Shares redeemed	(991)	(2,517)	(60,679)	(148,353)
Net increase (decrease)	(924)	(668)	$(56,614)	$(39,570)
Class C
Shares sold	–	1,169	$–	$70,718
Reinvestment of distributions	38	91	2,311	5,318
Shares redeemed	(209)	(633)	(12,786)	(38,307)
Net increase (decrease)	(171)	627	$(10,475)	$37,729
Income Replacement 2028
Shares sold	11,439	195,909	$696,960	$11,547,098
Reinvestment of distributions	5,140	12,560	312,262	737,302
Shares redeemed	(98,413)	(165,141)	(5,996,367)	(9,729,252)
Net increase (decrease)	(81,834)	43,328	$(4,987,145)	$2,555,148
Class I
Shares sold	–	4,724	$–	$284,670
Reinvestment of distributions	16	90	957	5,277
Shares redeemed	(140)	(8,655)	(8,423)	(514,080)
Net increase (decrease)	(124)	(3,841)	$(7,466)	$(224,133)
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	–	55	$–	$3,199
Reinvestment of distributions	23	113	1,401	6,525
Shares redeemed	(494)	(2,218)	(29,688)	(127,398)
Net increase (decrease)	(471)	(2,050)	$(28,287)	$(117,674)
Class T
Shares sold	–	34	$–	$2,000
Reinvestment of distributions	4	12	255	694
Shares redeemed	–	(129)	(1)	(7,200)
Net increase (decrease)	4	(83)	$254	$(4,506)
Class C
Shares sold	–	1,610	$–	$92,155
Reinvestment of distributions	37	162	2,215	9,314
Shares redeemed	(69)	(4,087)	$(4,108)	$(232,547)
Net increase (decrease)	(32)	(2,315)	$(1,893)	$(131,078)
Income Replacement 2030
Shares sold	10,502	22,765	$634,856	$1,310,359
Reinvestment of distributions	3,032	8,985	181,442	519,663
Shares redeemed	(27,933)	(80,152)	(1,670,870)	(4,631,240)
Net increase (decrease)	(14,399)	(48,402)	$(854,572)	$(2,801,218)
Class I
Reinvestment of distributions	9	21	$568	$1,208
Shares redeemed	–	(27)	–	(1,496)
Net increase (decrease)	9	(6)	$568	$(288)
Fidelity Income Replacement 2032 Fund
Class A
Reinvestment of distributions	121	249	$6,896	$13,708
Shares redeemed	(438)	(636)	(25,000)	(35,019)
Net increase (decrease)	(317)	(387)	$(18,104)	$(21,311)
Class T
Shares sold	–	1,176	$–	$64,363
Reinvestment of distributions	15	48	831	2,667
Shares redeemed	(645)	(1,358)	(36,603)	(71,273)
Net increase (decrease)	(630)	(134)	$(35,772)	$(4,243)
Class C
Reinvestment of distributions	39	74	$2,206	$4,046
Shares redeemed	(35)	(237)	(1,961)	(12,646)
Net increase (decrease)	4	(163)	$245	$(8,600)
Income Replacement 2032
Shares sold	5,321	3,094	$301,439	$172,900
Reinvestment of distributions	1,694	4,515	96,135	248,476
Shares redeemed	(8,162)	(23,938)	(468,224)	(1,316,244)
Net increase (decrease)	(1,147)	(16,329)	$(70,650)	$(894,868)
Class I
Reinvestment of distributions	22	41	$1,275	$2,278
Shares redeemed	–	(52)	–	(2,741)
Net increase (decrease)	22	(11)	$1,275	$(463)
Fidelity Income Replacement 2034 Fund
Class A
Reinvestment of distributions	16	61	$953	$3,517
Shares redeemed	(227)	(264)	(13,458)	(15,261)
Net increase (decrease)	(211)	(203)	$(12,505)	$(11,744)
Class T
Shares sold	–	2,372	$-	$132,706
Reinvestment of distributions	8	64	481	3,703
Shares redeemed	(1,201)	(2,511)	(72,690)	(138,710)
Net increase (decrease)	(1,193)	(75)	$(72,209)	$(2,301)
Class C
Shares sold	–	435	$–	$25,000
Reinvestment of distributions	24	80	1,449	4,572
Shares redeemed	–	(262)	–	(14,590)
Net increase (decrease)	24	253	$1,449	$14,982
Income Replacement 2034
Shares sold	1,825	19,850	$109,468	$1,163,917
Reinvestment of distributions	993	5,159	59,647	296,849
Shares redeemed	(20,575)	(48,419)	$(1,229,940)	$(2,795,141)
Net increase (decrease)	(17,757)	(23,410)	$(1,060,825)	$(1,334,375)
Class I
Shares sold	–	570	$–	$30,763
Reinvestment of distributions	57	166	3,410	9,540
Shares redeemed	(29)	(566)	(1,720)	(31,395)
Net increase (decrease)	28	170	$1,690	$8,908
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	–	1,233	$–	$70,588
Reinvestment of distributions	176	260	10,573	15,180
Shares redeemed	(298)	(509)	(17,968)	(30,132)
Net increase (decrease)	(122)	984	$(7,395)	$55,636
Class T
Shares sold	–	311	$–	$18,325
Reinvestment of distributions	258	551	15,458	32,064
Shares redeemed	(8,341)	(1,416)	(506,544)	(82,028)
Net increase (decrease)	(8,083)	(554)	$(491,086)	$(31,639)
Class C
Reinvestment of distributions	92	183	$5,485	$10,599
Shares redeemed	(270)	(1,005)	(16,194)	(58,699)
Net increase (decrease)	(178)	(822)	$(10,709)	$(48,100)
Income Replacement 2036
Shares sold	4,289	12,583	$259,922	$727,911
Reinvestment of distributions	2,303	4,205	138,319	244,970
Shares redeemed	(18,737)	(17,250)	(1,139,165)	(1,012,347)
Net increase (decrease)	(12,145)	(462)	$(740,924)	$(39,466)
Class I
Reinvestment of distributions	1	1	$18	$30
Shares redeemed	–	(2)	–	(38)
Net increase (decrease)	1	(1)	$18	$(8)
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	–	141	$–	$7,909
Reinvestment of distributions	1	115	58	6,415
Shares redeemed	(969)	(2,057)	(56,471)	(114,735)
Net increase (decrease)	(968)	(1,801)	$(56,413)	$(100,411)
Class T
Reinvestment of distributions	33	103	$1,893	$5,729
Shares redeemed	(64)	(140)	(3,702)	(7,817)
Net increase (decrease)	(31)	(37)	$(1,809)	$(2,088)
Class C
Reinvestment of distributions	20	59	$1,154	$3,281
Shares redeemed	(59)	(200)	(3,382)	(11,180)
Net increase (decrease)	(39)	(141)	$(2,228)	$(7,899)
Income Replacement 2038
Shares sold	1,316	4,366	$76,478	$246,487
Reinvestment of distributions	1,114	3,916	64,577	218,216
Shares redeemed	(8,135)	(32,653)	(475,033)	(1,818,911)
Net increase (decrease)	(5,705)	(24,371)	$(333,978)	$(1,354,208)
Class I
Reinvestment of distributions	10	25	$572	$1,412
Shares redeemed	–	(31)	$–	$(1,612)
Net increase (decrease)	10	(6)	$572	$(200)
Fidelity Income Replacement 2040 Fund
Class A
Reinvestment of distributions	29	64	$1,690	$3,649
Shares redeemed	–	(291)	–	(16,674)
Net increase (decrease)	29	(227)	$1,690	$(13,025)
Class T
Shares sold	–	9,235	$–	$527,973
Reinvestment of distributions	170	303	10,001	17,283
Shares redeemed	(425)	(5,773)	(25,207)	(327,421)
Net increase (decrease)	(255)	3,765	$(15,206)	$217,835
Class C
Reinvestment of distributions	44	93	$2,573	$5,260
Shares redeemed	(18)	(40)	(1,048)	(2,283)
Net increase (decrease)	26	53	$1,525	$2,977
Income Replacement 2040
Shares sold	4,321	16,324	$256,355	$939,546
Reinvestment of distributions	2,169	5,088	127,658	289,555
Shares redeemed	(18,249)	(21,837)	(1,075,129)	(1,251,519)
Net increase (decrease)	(11,759)	(425)	$(691,116)	$(22,418)
Class I
Reinvestment of distributions	1	12	$37	$671
Shares redeemed	–	(279)	–	(16,071)
Net increase (decrease)	1	(267)	$37	$(15,400)
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	–	48	$–	$2,788
Reinvestment of distributions	161	406	9,540	23,116
Shares redeemed	–	(1,820)	–	(105,363)
Net increase (decrease)	161	(1,366)	$9,540	$(79,459)
Class T
Shares sold	–	7	$–	$406
Reinvestment of distributions	104	266	6,153	15,110
Shares redeemed	(208)	(1,080)	(12,401)	(62,622)
Net increase (decrease)	(104)	(807)	$(6,248)	$(47,106)
Class C
Shares sold	–	5,320	$–	$289,821
Reinvestment of distributions	95	230	5,545	13,021
Shares redeemed	(1,121)	(6,862)	(65,888)	(385,276)
Net increase (decrease)	(1,026)	(1,312)	$(60,343)	$(82,434)
Income Replacement 2042
Shares sold	17,244	76,280	$1,027,023	$4,335,174
Reinvestment of distributions	6,649	18,992	392,987	1,080,834
Shares redeemed	(60,360)	(184,484)	(3,597,862)	(10,474,890)
Net increase (decrease)	(36,467)	(89,212)	$(2,177,852)	$(5,058,882)
Class I
Reinvestment of distributions	23	81	$1,358	$4,598
Shares redeemed	(117)	(1,198)	(7,000)	(68,734)
Net increase (decrease)	(94)	(1,117)	$(5,642)	$(64,136)

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investment by the Fund within their principle investment strategies may represent a significant portion of the underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds:

Fund	Fidelity Income Replacement 2028 Fund	Fidelity Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	16%	23%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	98%

In January 2017, the Board of Trustees approved a Plan of Liquidation and Dissolution whereby the Fidelity Income Replacement 2018 Fund and Fidelity Income Replacement 2020 Fund, consistent with the Funds' original design, will distribute all of their net assets to their shareholders on or about March 24, 2017.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$1,000.00	$1,003.10	$1.26
Hypothetical-C		$1,000.00	$1,023.95	$1.28
Class T	.50%
Actual		$1,000.00	$1,001.70	$2.52
Hypothetical-C		$1,000.00	$1,022.68	$2.55
Class C	1.00%
Actual		$1,000.00	$999.20	$5.04
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Income Replacement 2018	- %
Actual		$1,000.00	$1,004.30	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Class I	- %
Actual		$1,000.00	$1,004.30	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$1,000.00	$1,007.30	$1.26
Hypothetical-C		$1,000.00	$1,023.95	$1.28
Class T	.50%
Actual		$1,000.00	$1,006.00	$2.53
Hypothetical-C		$1,000.00	$1,022.68	$2.55
Class C	1.00%
Actual		$1,000.00	$1,003.40	$5.05
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Income Replacement 2020	- %
Actual		$1,000.00	$1,008.40	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Class I	- %
Actual		$1,000.00	$1,008.40	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$1,000.00	$1,012.20	$1.27
Hypothetical-C		$1,000.00	$1,023.95	$1.28
Class T	.50%
Actual		$1,000.00	$1,010.90	$2.53
Hypothetical-C		$1,000.00	$1,022.68	$2.55
Class C	1.00%
Actual		$1,000.00	$1,008.40	$5.06
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Income Replacement 2022	- %
Actual		$1,000.00	$1,013.40	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Class I	- %
Actual		$1,000.00	$1,013.40	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$1,000.00	$1,018.70	$1.27
Hypothetical-C		$1,000.00	$1,023.95	$1.28
Class T	.50%
Actual		$1,000.00	$1,017.60	$2.54
Hypothetical-C		$1,000.00	$1,022.68	$2.55
Class C	1.00%
Actual		$1,000.00	$1,014.80	$5.08
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Income Replacement 2024	- %
Actual		$1,000.00	$1,019.90	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Class I	- %
Actual		$1,000.00	$1,019.90	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$1,000.00	$1,023.40	$1.28
Hypothetical-C		$1,000.00	$1,023.95	$1.28
Class T	.50%
Actual		$1,000.00	$1,022.10	$2.55
Hypothetical-C		$1,000.00	$1,022.68	$2.55
Class C	1.00%
Actual		$1,000.00	$1,019.60	$5.09
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Income Replacement 2026	- %
Actual		$1,000.00	$1,024.70	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Class I	- %
Actual		$1,000.00	$1,024.70	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$1,000.00	$1,026.90	$1.28
Hypothetical-C		$1,000.00	$1,023.95	$1.28
Class T	.50%
Actual		$1,000.00	$1,025.60	$2.55
Hypothetical-C		$1,000.00	$1,022.68	$2.55
Class C	1.00%
Actual		$1,000.00	$1,023.00	$5.10
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Income Replacement 2028	- %
Actual		$1,000.00	$1,028.20	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Class I	- %
Actual		$1,000.00	$1,028.20	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$1,000.00	$1,029.10	$1.28
Hypothetical-C		$1,000.00	$1,023.95	$1.28
Class T	.50%
Actual		$1,000.00	$1,027.70	$2.56
Hypothetical-C		$1,000.00	$1,022.68	$2.55
Class C	1.00%
Actual		$1,000.00	$1,025.20	$5.10
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Income Replacement 2030	- %
Actual		$1,000.00	$1,030.40	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Class I	- %
Actual		$1,000.00	$1,030.40	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$1,000.00	$1,030.70	$1.28
Hypothetical-C		$1,000.00	$1,023.95	$1.28
Class T	.50%
Actual		$1,000.00	$1,029.50	$2.56
Hypothetical-C		$1,000.00	$1,022.68	$2.55
Class C	1.00%
Actual		$1,000.00	$1,026.90	$5.11
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Income Replacement 2032	- %
Actual		$1,000.00	$1,032.00	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Class I	- %
Actual		$1,000.00	$1,032.00	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$1,000.00	$1,031.90	$1.28
Hypothetical-C		$1,000.00	$1,023.95	$1.28
Class T	.50%
Actual		$1,000.00	$1,030.20	$2.56
Hypothetical-C		$1,000.00	$1,022.68	$2.55
Class C	1.00%
Actual		$1,000.00	$1,028.00	$5.11
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Income Replacement 2034	- %
Actual		$1,000.00	$1,033.20	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Class I	- %
Actual		$1,000.00	$1,033.20	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$1,000.00	$1,032.80	$1.28
Hypothetical-C		$1,000.00	$1,023.95	$1.28
Class T	.50%
Actual		$1,000.00	$1,031.50	$2.56
Hypothetical-C		$1,000.00	$1,022.68	$2.55
Class C	1.00%
Actual		$1,000.00	$1,029.00	$5.11
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Income Replacement 2036	- %
Actual		$1,000.00	$1,034.10	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Class I	- %
Actual		$1,000.00	$1,034.40	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Fidelity Income Replacement 2038 Fund
Class A	.24%-D
Actual		$1,000.00	$1,033.60	$1.23
Hypothetical-C		$1,000.00	$1,024.00	$1.22
Class T	.50%
Actual		$1,000.00	$1,032.40	$2.56
Hypothetical-C		$1,000.00	$1,022.68	$2.55
Class C	1.00%
Actual		$1,000.00	$1,030.00	$5.12
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Income Replacement 2038	- %
Actual		$1,000.00	$1,035.00	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Class I	- %
Actual		$1,000.00	$1,035.00	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$1,000.00	$1,034.40	$1.28
Hypothetical-C		$1,000.00	$1,023.95	$1.28
Class T	.50%
Actual		$1,000.00	$1,033.30	$2.56
Hypothetical-C		$1,000.00	$1,022.68	$2.55
Class C	1.00%
Actual		$1,000.00	$1,030.70	$5.12
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Income Replacement 2040	- %
Actual		$1,000.00	$1,035.70	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Class I	- %
Actual		$1,000.00	$1,035.70	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$1,000.00	$1,035.30	$1.28
Hypothetical-C		$1,000.00	$1,023.95	$1.28
Class T	.50%
Actual		$1,000.00	$1,034.10	$2.56
Hypothetical-C		$1,000.00	$1,022.68	$2.55
Class C	1.00%
Actual		$1,000.00	$1,031.40	$5.12
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Income Replacement 2042	- %
Actual		$1,000.00	$1,036.60	$-
Hypothetical-C		$1,000.00	$1,025.21	$-
Class I	- %
Actual		$1,000.00	$1,036.80	$-
Hypothetical-C		$1,000.00	$1,025.21	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

 D On certain classes, the size and fluctuation of net assets may cause rounding of expenses amounts and ratios to differ from contractual rates.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Income Replacement Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the funds do not pay FMRC a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Income Replacement 2016 Fund

Income Replacement 2018 Fund

Income Replacement 2020 Fund

Income Replacement 2022 Fund

Income Replacement 2024 Fund

Income Replacement 2026 Fund

Income Replacement 2028 Fund

Income Replacement 2030 Fund

Income Replacement 2032 Fund

Income Replacement 2034 Fund

Income Replacement 2036 Fund

Income Replacement 2038 Fund

Income Replacement 2040 Fund

Income Replacement 2042 Fund

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject. The Board noted that, beginning with the 2014 competitive results, the comparisons reflect a revised Total Mapped Group that includes only non-target date funds-of-funds that invest in affiliated funds.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures, and that while the funds do not pay a management fee, they indirectly bear a portion of the management fees paid by the Fidelity funds in which they invest, some of which are subject to the group fee. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered fund-paid 12b-1 fees and noted that each fund invests in a class of shares of the underlying Fidelity fund that does not charge a 12b-1 fee to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, the applicable class of each underlying Fidelity fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and the retail class of each fund ranked below the competitive median for 2015 and the total expense ratio of Class T of each fund ranked equal to the competitive median for 2015.

In considering the total expense ratio of each class of each fund, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the class and the other funds and classes to which it is compared. The Board noted that, under this alternative competitive analysis, the total expense ratio of each class of each fund ranked below the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Income Replacement 2022 Fund

Fidelity Income Replacement 2024 Fund

Fidelity Income Replacement 2026 Fund

Fidelity Income Replacement 2028 Fund

Fidelity Income Replacement 2030 Fund

Fidelity Income Replacement 2032 Fund

Fidelity Income Replacement 2034 Fund

Fidelity Income Replacement 2036 Fund

Fidelity Income Replacement 2038 Fund

Fidelity Income Replacement 2040 Fund

Fidelity Income Replacement 2042 Fund

At its January 2017 meeting, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve an amended and restated management contract (New Advisory Contract) between FMR Co., Inc. (FMRC) and each fund to add a management fee payable by each fund. The Board considered that each fund's New Advisory Contract will not take effect unless it is approved by the fund's shareholders.

The Board noted that, under each fund's current management contract (Current Advisory Contract), the funds do not pay a management fee to FMRC. Instead, the Board noted that, each fund currently indirectly incurs a portion of the management fee and other expenses of each underlying fund in which each fund invests and that such expenses are currently reflected in each fund's expense ratio as acquired fund fees and expenses. The Board considered that, under each fund's New Advisory Contract, each class or each fund, as applicable, will pay a monthly management fee to FMRC at an annual rate for the class or the fund, as applicable.

The Board considered that the increase in each fund's management fee under the New Advisory Contract will result in the fund's management fee rate ranking above the median of the management fee rates of its competitor funds based on the competitive mapped group data provided to the Board in July 2016 in connection with its consideration of the annual renewal of the Current Advisory Contract. However, the Board considered that the increase in management fees under the New Advisory Contract will be offset by a decrease in each fund's acquired fund fees and expenses as a result of the repositioning of the funds to invest only in a particular subset of the underlying funds (Series Funds) together with fee reductions for the Series Funds under new management contracts, sub-advisory agreements, transfer agent agreements, and pricing and bookkeeping agreements (collectively, the New Series Fund Contracts) that will go into effect if new advisory contracts for certain other Fidelity funds that invest in the Series Funds are approved by shareholders of those other Fidelity funds. The Board noted that, once the New Series Fund Contracts take effect, the Series Funds will no longer pay any operating expenses, except 12b-1 fees, interest and taxes, brokerage commissions, independent trustee expenses, custodian fees, expenses related to proxy solicitations, and extraordinary expenses (such as litigation expenses), and, thus, the funds' acquired fund fees and expenses will be significantly reduced. The Board noted that, as a result, the increased management fee and decreased acquired fund fees and expenses are expected to have the combined effect of reducing the total expenses incurred by shareholders of each fund by at least 0.01%.

After approving the New Advisory Contracts and implementing the New Series Fund Contracts, the total expense ratio of each class of each fund, including acquired fund fees and expenses, is expected to continue to rank below the median, except for Class C and Class T of certain funds which will rank above median, of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure. The Board noted that the total expense ratio of Class T of certain funds will rank above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the total expense ratio of Class C of certain funds will rank above the competitive median primarily because of Class C's 12b-1 fees. The Board also noted that, once the New Series Fund Contracts take effect, the funds' total expense ratios are expected to be more predictable because all the Series Funds will be priced similarly and, thus, the funds' investment decisions will not result in shifting expense levels.

The Board considered that, because the implementation of the New Series Fund Contracts is dependent on approval of new advisory contracts by the shareholders of certain other Fidelity funds, FMRC will adopt an expense contract for each fund. Under each fund's expense contract, the fund will waive its management fee so long as the Series Funds continue to pay management fees.

The Board considered that the approval of the New Advisory Contracts will not result in any changes to (i) the investment process or strategies employed in the management of the funds' assets (although the Board separately approved changes to the funds' investment objectives and strategies); (ii) the nature, extent and quality of services provided to each fund; or (iii) the day-to-day management of each fund and the personnel primarily responsible for such management. The Board noted that, under the Current Advisory Contracts, FMRC or an affiliate undertakes to pay all operating expenses of the funds, except Independent Trustee expenses, interest, taxes, brokerage fees and commissions, redemption fees and other shareholder charges associated with investments in other mutual funds, and extraordinary expenses (such as litigation expenses). The Board considered that the New Advisory Contracts provide that FMRC or an affiliate undertakes to pay all operating expenses of the funds, except 12b-1 fees, Independent Trustee expenses, interest, taxes, brokerage fees and commissions, redemption fees and other shareholder charges associated with investments in other mutual funds, expenses related to proxy solicitations, and extraordinary expenses (such as litigation expenses).

The Board did not consider the costs of the services and profitability to Fidelity or whether there have been economies of scale in respect of the management of the Fidelity funds (including the funds) to be material factors in approving the New Advisory Contracts because the new fee arrangements have not yet been implemented. The Board noted however that it evaluated such information in connection with its consideration of the annual renewal of the Current Advisory Contracts at its September 2016 meeting and that it will consider these factors in connection with future renewals of the New Advisory Contracts, if approved.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the management fee structures under the New Advisory Contracts are fair and reasonable, and that each fund's New Advisory Contract should be approved.

RW-SANN-0317
1.848178.109

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 29, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 29, 2017